                                 ANNUAL REPORT



NORTH AMERICAN FUNDS

A specialized family of mutual funds managed by experts with your dreams in mind.



                                          OCTOBER 31, 2001


                                                AUDITED
                                                FINANCIAL
                                                STATEMENTS


[LOGO]
AMERICAN GENERAL FINANCIAL GROUP

NORTH AMERICAN FUNDS
INDEX TO ANNUAL REPORT

--------------------------------------------------------------------------------

                                                                            Page
                                                                            ----
Fund performance and Portfolio Manager's Commentary........................   i

Report of Independent Accountants..........................................   1

Statements of Assets and Liabilities.......................................   2

Statements of Operations...................................................  12

Statements of Changes in Net Assets........................................  17

Financial Highlights.......................................................  24

Portfolio of Investments
  Growth & Income Fund.....................................................  61
  Large Cap Growth Fund....................................................  62
  Mid Cap Growth Fund......................................................  64
  Mid Cap Value Fund.......................................................  66
  Science & Technology Fund................................................  67
  Small Cap Growth Fund....................................................  68
  Stock Index Fund.........................................................  70
  Global Equity Fund.......................................................  76
  International Equity Fund................................................  77
  International Small Cap Fund.............................................  84
  Balanced Fund............................................................  86
  Core Bond Fund...........................................................  88
  High Yield Bond Fund.....................................................  92
  Municipal Bond Fund......................................................  96
  Strategic Income Fund....................................................  97
  U.S. Government Securities Fund.......................................... 102
  Money Market Fund........................................................ 103
  Municipal Money Market Fund.............................................. 104
  Aggressive Growth LifeStyle Fund......................................... 105
  Moderate Growth LifeStyle Fund........................................... 105
  Conservative Growth LifeStyle Fund....................................... 106

Notes to Financial Statements.............................................. 107

                      This page intentionally left blank.

NORTH AMERICAN FUNDS
FUND PERFORMANCE AND PORTFOLIO MANAGER'S COMMENTARY

-------------------------------------------------------------------------------

                               Fund Performance

In the following pages we have set forth information regarding the performance of the Science and Technology Fund, Small Cap Growth Fund, Stock Index Fund, Core Bond Fund, High Yield Bond Fund, Strategic Income Fund, and each of the LifeStyle Funds. There are several ways to evaluate a Fund's historical performance. One can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. With respect to all the performance information presented, it is important to understand that past performance does not guarantee future results. Return and principal fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

                              Performance Tables

The Performance Tables show two types of total return information: cumulative and average annual total returns. A cumulative total return is an expression of a Fund's total change in share value in percentage terms over ten years (or since the Fund's inception if less than ten years). An average annual total return takes the Fund's cumulative total return over a set period of time -
 one, five and ten years (or since the Fund's inception if less than ten years) and shows what would have happened if the Fund had performed at a constant rate each year. For all share classes, the tables show cumulative and average annual total returns both net of the possible maximum applicable front-end or back-end sales charge, as well as without giving effect to such possible maximum charges (at net asset value "NAV").

     Graph - Change in Value of $10,000 Investment and Comparative Indices

The performance graph for each Fund shows the change in value of a $10,000 investment over the life of the Fund's Class A shares. Each Fund's performance is compared to the performance of one or more broad-based securities indices as a "benchmark". Fund results (which include the reinvestment of dividends and capital gains distributions as well as the deduction of ongoing management and distribution fees and operating expenses) reflect the deduction of the current maximum sales charge applicable to each Fund's class A shares. Please note that effective April 1, 1994, Class B and Class C shares were offered. Performance of these share classes will differ. Historical performance prior to April 1, 1994 is that of the Fund before it adopted the current multi-class structure. These returns do not reflect the effect of any taxes a shareholder might incur on distributions received, or on the redemption of shares. Benchmarks used for comparison are unmanaged and do not reflect any fees or expenses.

                        Portfolio Manager's Commentary

Finally, we have provided a commentary by each Fund's portfolio manager regarding each Fund's performance during the fiscal year ended October 31, 2001. All performance results referenced in the commentary are Class A share returns.

                           Science & Technology Fund

Investment           Seeks to provide long-term growth of capital by investing
Objective:           at least 65% of the Fund's total assets in the common
                     stocks and equity-related securities of companies that
                     are expected to benefit from scientific breakthroughs and
                     advancements in technology.
Subadvisor:          T. Rowe Price Associates, Inc. ("TRowe")
Portfolio            Chip Morris
Manager:
Inception Date:      March 1, 2000/4/

        Change in Value of $10,000 Investment and Comparative Indices
                         Science & Technology Fund

                                    [CHART]

                                   5.75% Sales     S&P 500
                         NAV          Charge        Index

  3/1/2000           $10,000         $9,425       $10,000
 3/31/2000             9,960.01       9,387.3      10,978.3
 4/28/2000             8,940.01       8,425.95     10,647.96
 5/31/2000             7,850.01       7,398.63     10,429.47
 6/30/2000             8,740.01       8,237.45     10,686.55
 7/31/2000             8,370.01       7,888.73     10,519.63
 8/31/2000             9,920.01       9,349.6      11,173
 9/29/2000             8,750.01       8,246.88     10,583.18
10/31/2000             8,080.01       7,615.4      10,538.41
11/30/2000             5,940.01       5,598.45      9,707.57
12/29/2000             6,030.01       5,683.28      9,755.04
 1/31/2001             6,750.01       6,361.88     10,101.14
 2/28/2001             4,660.01       4,392.05      9,180.12
 3/30/2001             3,820.01       3,600.35      8,598.56
 4/30/2001             4,990.01       4,703.08      9,266.75
 5/31/2001             4,700.01       4,429.75      9,328.84
 6/29/2001             4,480.01       4,222.4       9,101.78
 7/31/2001             4,180.01       3,939.65      9,012.22
 8/31/2001             3,520.01       3,317.60      8,448.05
 9/28/2001             2,730.01       2,573.03      7,765.87
10/31/2001             3,180.01       2,997.15      7,913.97

                               Performance Table

                                                  Average Annual    Cumulative
                                                   Total Return    Total Return
                                                 ----------------- ------------
                                                    1      Since      Since
                                                  Year   Inception  Inception
Periods Ending October 31, 2001/4/               ------- --------- ------------
S&P 500 Index/1/                                 -24.90%  -13.27%    -20.86%

Science & Technology Fund Class A (NAV)          -60.64%  -49.68%    -68.20%
Science & Technology Fund Class A (net of 5.75%
 sales charge)                                   -62.89%  -51.43%    -70.03%

Science & Technology Fund Class B (NAV)          -60.90%  -50.06%    -68.60%
Science & Technology Fund Class B (net of
 CDSC)/2/                                        -62.85%  -51.57%    -70.17%

Science & Technology Fund Class C (NAV)/5/       -60.87%  -54.23%    -63.92%
Science & Technology Fund Class C (net of
 CDSC)/3/,/5/                                    -61.26%  -54.23%    -63.92%

Science & Technology Fund Institutional Class I  -60.52%  -49.58%    -68.10%

                        Portfolio Manager's Commentary:

For the one year-period ending October 31, 2001, the NAF - Science & Technology Fund Class A under-performed its benchmark, declining - 60.64% vs. a return of - 24.90% for the S&P 500 Index.

In one of the worst recorded periods for technology shares, fund manager Chip Morris focused on a few major secular growth themes: building the internet infrastructure, broadband networking (data and optical), globalization of digital wireless, and the non-PC based semiconductor cycle.

A significant position in semiconductor equipment maker, KLA-Tencor, proved to be the number one contributor to Fund performance over the trailing one-year period. Amid the general decline in technology stocks, the company's dominant footprint in yield monitoring and process control systems for the worldwide semiconductor industry awarded this company a higher security valuation. Software maker, Electronic Arts also provided a meaningful contribution as three new videogame platforms renewed consumer interest in home entertainment products. Finally, a position in WorldCom, a leading provider of global communications services in the United States lifted the Fund's returns as investors praised the company's renewed focus on improving the company's balance sheet.

The Fund's emphasis on high quality, market leading technology issues in the rapidly growing networking and internet related software industries negatively impacted period returns as the collapse of the Internet bubble saw investors focus on slower growing, more conservative companies such as IBM. Holdings in market leaders such as Cisco Systems, Corning Inc, and Nokia hurt the Fund's returns as the economic slowdown led to much higher inventory levels, and lowered earnings expectations.

The prospects for the technology sector may depend on a confluence of factors; a recovery in corporate profits and subsequent increased allocation in enterprise technology expenditures, and modest valuations for technology stocks. Fund manager Chip Morris believes that a potential recovery in 2002 will help bring the sector back to more normal positive absolute returns, but cautions that there may be periods where investors extend valuations above fundamentals. The Fund is positioned defensively into established companies that have controlled their expenses during this recent economic slowdown. These companies may experience increased earnings leverage when revenues improve during the recovery. Chip feels that PCs, handsets, and Wireline communications equipment products have saturated the market, and prefers positions in data related companies, where forecasted earnings growth appears more tangible.


-----------------------------------------------
/1/All since inception returns for indices begin on the month-end closest to the actual inception date of the Fund.
/2/The returns reflect the applicable Contingent Deferred Sales Charge of 5%,
   5%, 4%, 3%, 2%, 1%.
/3/The returns reflect the applicable Contingent Deferred Sales Charge of 1%. /4/Performance information shown for periods prior to July 7, 2000, is that of corresponding series of American General Series Portfolio Company 2 (the "AGSPC2 Fund") that was reorganized into the Fund on July, 7 2000. The AGSPC2 Fund had the same investment objective, and investment strategies and policies as does the Fund, and was also managed by the same portfolio managers.
/5/Inception date is July 12, 2000.

                             Small Cap Growth Fund

Investment           Seeks to provide maximum capital appreciation by
Objective:           investing primarily in a portfolio of equity securities
                     of domestic companies. Under normal conditions, the Fund
                     will be mainly invested in common stocks or warrants of
                     emerging growth companies that represent attractive
                     opportunities for maximum capital appreciation.
Subadvisor:          Credit Suisse Asset Management/Warburg Pincus ("CSAM")
Portfolio            Elizabeth B. Dater, Stephen P. Lurito
Managers:
Inception Date:      January 6, 1998


         Change in Value of $10,000 Investment and Comparative Indices
                             Small Cap Growth Fund

                                    [CHART]

                                   5.75% Sales     Russell 2000
                         NAV          Charge        Growth Index

   01/1998           $10,000        $ 9,425          $10,000
   03/1998            11,160.01      10,518.3         11,286.38
   06/1998            10,940.01      10,310.95        10,638.18
   09/1998             8,470.01       7,982.98         8,259.5
   12/1998            10,090.01       9,509.83        10,211.85
   03/1999            10,090.01       9,509.83        10,040.35
   06/1999            11,630.01      10,961.28        11,520.83
   09/1999            11,970.01      11,281.73        10,954.29
   12/1999            17,468.87      16,464.41        14,612.4
   03/2000            21,479.28      20,244.22        15,968.8
   06/2000            20,052.02      18,899.02        14,791.57
   09/2000            19,649.97      18,520.1         14,203.93
   12/2000            17,264.68      16,271.96        11,334.9
03/01/2001            12,905.88      12,163.79         9,611.6
06/01/2001            14,824.18      13,971.79        11,339.2
09/01/2001            11,051.53      10,416.06         8,155.1
10/01/2001            12,224         11,520.95         8,939.65


                               Performance Table

                                                 Average Annual    Cumulative
                                                  Total Return    Total Return
                                                ----------------- ------------
                                                   1      Since      Since
                                                 Year   Inception  Inception
Periods Ending October 31, 2001                 ------- --------- ------------
Russell 2000 Growth Index                       -31.50%   -2.89%    -10.60%

Small Cap Growth Fund Class A (NAV)             -33.56%    5.40%     22.24%
Small Cap Growth Fund Class A (net of 5.75%
 sales charge)                                  -37.37%    3.78%     15.21%

Small Cap Growth Fund Class B (NAV)             -33.84%    4.57%     18.60%
Small Cap Growth Fund Class B (net of CDSC)/1/  -37.15%    3.87%     15.60%

Small Cap Growth Fund Class C (NAV)             -33.80%    4.57%     18.61%
Small Cap Growth Fund Class C (net of CDSC)/2/  -34.46%    4.57%     18.61%

Small Cap Growth Fund Institutional Class I/3/  -33.33%  -30.75%    -38.19%

                        Portfolio Managers' Commentary:

The Small Cap Growth Fund Class A share performance for the year-ended October 31, 2001 was - 33.56% slightly underperforming the Russell 2000 Growth Index return of - 31.50%.

The period was a very poor one for the U.S. stock market, buffeted by worries over the economy. In broad terms, assets classes that are typically highly sensitive to risk, such as aggressive-growth stocks and technology stocks (from across the market-capitalization spectrum) suffered the most. The Fund's returns for the period reflected the harsh conditions for the stocks it targets. The Fund's technology holdings generally had the largest declines. Factors that helped the Fund included its overweighting in health care over much of the period, as these stocks had relatively good performance.

In terms of sector emphasis, one noteworthy move we made in the period was to raise the Fund's weighting in the health-care area. We continued to emphasize the sector's services names (which accounted for roughly two-thirds of our health-care exposure), although, we maintained positions in certain emerging-drug and biotechnology companies that we deemed compelling.

We maintained an approximately neutral position in the technology area. The sector's overall earnings picture remained murky, in our view, and hence we remained reluctant to take a more aggressive position. On the other hand, we believed that a significant underweighting would be inappropriate, given the Fund's goals and based on the number of technology companies that we viewed as good quality businesses with healthy long-term growth prospects.

Indeed, we have used recent market turbulence as an opportunity to add to a number of our technology positions, purchasing shares we judged to be good values, with stocks in some cases trading below book value. We continued to favor software companies in the computer sector, and semiconductor-equipment companies in the electronics sector. Elsewhere, the Fund's exposure to telecommunications/media companies was relatively light, reflecting our general concerns over risk and valuation levels, particularly among telecom-equipment manufacturers. However, we continued to see what we viewed as attractive opportunities in communications-related companies. The Fund's largest position at the end of the period, for example, was Polycom (2.9% of the Fund), a provider of video and voice conferencing equipment. We believe this industry will continue to expand, especially in light of recent events. The rest of the Fund was invested primarily in the consumer non-durable and capital goods areas.

Looking ahead, the markets may be hampered by economic worries for at least a few months; the economy has now been declared to be in recession. We believe, however, that there are grounds for optimism that the economy can steadily gain traction as 2002 progresses, barring any disruptions related to the nation's commitment to the war on terrorism. The Fed's recent and aggressive monetary easing augurs well for the economy, in our view. The government also has various fiscal-policy tools (e.g., more tax cuts) that it appears quite willing to employ. Energy costs have also declined of late, and if the trend continues, or if costs at least remain stable, consumers will benefit from this additional "tax" relief.

We believe that small-cap growth stocks, which tend to outperform broader averages coming out of periods of economic weakness, have good long-term prospects, with many names offering the potential for significant advances over the next two or three years and beyond. The timing of any extended rally is obviously unknown, and we believe that in any event individual company selection will prove critical. Amid what we expect to be continued market volatility over the next few months, we will remain focused on identifying stocks we believe have the brightest long-term growth potential.

-----------------------------------------------
/1/The returns reflect the applicable Contingent Deferred Sales Charge of 5%,
   5%, 4%, 3%, 2%, 1%.
/2/The returns reflect the applicable Contingent Deferred Sales Charge of 1%. /3/Inception date is 7/10/2000.

                               Stock Index Fund

Investment           Seeks to provide investment results that are similar to
Objective:           the total return of the S&P 500 Index. The Index is
                     composed of 500 common stocks chosen by Standard &
                     Poor's, and approximates the general distribution of
                     industries in the U.S. economy and captures the price
                     performance of a large cross-section of the publicly
                     traded stock market.
Subadvisor:          American General Investment Management, L.P. ("AGIM")
Portfolio            Magali Azema-Barac
Managers:
Inception Date:      November 2, 1998/4/

             Change in Value of $10,000 Investment and Comparative Indices
                                 Stock Index Fund

                                     [CHART]

                                   5.75% Sales     S&P 500
                         NAV          Charge        Index

   11/1998           $10,000         $9,425       $10,000
   12/1998            11,115.81      10,476.65     11,216.6
   03/1999            11,639.07      10,969.82     11,775.39
   06/1999            12,495.45      11,776.96     12,605.26
   09/1999            11,698.63      11,025.96     11,819.06
   12/1999            13,381.84      12,612.39     13,577.36
   03/2000            13,666.3       12,880.49     13,888.79
   06/2000            13,256.05      12,493.83     13,519.7
   09/2000            13,097.88      12,344.75     13,388.92
   12/2000            12,053.91      11,360.81     12,341.22
   03/2001            10,615.72      10,005.32     10,878.15
   06/2001            11,215.83      10,570.92     11,514.78
   09/2001             9,550.01       9,000.89      9,824.7
   10/2001             9,715.56       9,156.91     10,012.06


                               Performance Table

                                                Average Annual    Cumulative
                                                 Total Return    Total Return
                                               ----------------- ------------
                                                  1      Since      Since
                                                Year   Inception  Inception
Periods Ending October 31, 2001/1/             ------- --------- ------------
S&P 500 Index                                  -24.90%    0.04%      0.12%

Stock Index Fund Class A (NAV)                 -25.53%   -0.96%     -2.84%
Stock Index Fund Class A (net of 5.75% sales
 charge)                                       -29.83%   -2.90%     -8.43%

Stock Index Fund Class B (NAV)                 -25.97%   -1.86%     -5.46%
Stock Index Fund Class B (net of CDSC)/1/      -29.66%   -3.19%     -9.24%

Stock Index Fund Class C (NAV)/3/              -25.92   -23.96%    -29.78%
Stock Index Fund Class C (net of CDSC)/2/,/3/  -26.66   -23.96%    -29.78%

                        Portfolio Managers' Commentary:

The Stock Index Fund Class A performance for the year-ended October 31, 2001 was - 25.53% as compared to the S&P 500 Index return of - 24.90%.

The year ended October 31, 2001, was a depressing year with the Science and Technology sector posting a whopping - 58.40% after having been the best performing sector in the equity market during the previous year. The mid cap and the small cap segments of the market resisted the downturn somewhat better, posting returns of- 12.4 % and 12.7%, respectively.

The fiscal year ending October 31, 2001 could be qualified as a Value year, as the Value segment of the market returned - 11.8% versus - 39.9% for the Growth segment of the market.




-----------------------------------------------
/1/The returns reflect the applicable Contingent Deferred Sales Charge of 5%,
   5%, 4%, 3%, 2%, 1%.
/2/The returns reflect the applicable Contingent Deferred Sales Charge of 1%. /3/Inception date is 7/17/2000.
/4/Performance information shown for periods prior to July, 7 2000 is that of corresponding series of American General Series Portfolio Company 2 (the "AGSPC2 Fund") that was reorganized into the Fund on July, 7 2000. The AGSPC2 Fund had the same investment objective, and investment strategies and policies as does the Fund, and was also managed by the same portfolio managers.

                                Core Bond Fund

Investment           Seeks a high level of current income consistent with the
Objective:           maintenance of principal and liquidity. To achieve this
                     objective, AGIM invests at least 65% of the Fund's total
                     assets in medium to high quality fixed-income securities,
                     or in securities issued or guaranteed by the U.S.
                     Government, mortgage-backed, or asset-backed securities.
Subadvisor:          American General Investment Management, L.P. ("AGIM")
Portfolio            A Team led by Albert Gutierrez/5/
Manager:
Inception Date:      May 1, 1991


         Change in Value of $10,000 Investment and Comparative Indices
                             Small Cap Growth Fund

                                    [CHART]

                                                                     50%/50%
                                   4.75% Sales     LB Aggregate     Composite
                         NAV          Charge        Bond Index        Index

   10/1991           $10,000         $9,525         $10,000         $10,000
   11/1991            10,080.62       9,601.79       10,092          10,099.25
   12/1991            10,446.73       9,950.51       10,391.73       10,436.29
   01/1992            10,251.25       9,764.32       10,250.4        10,290.01
   02/1992            10,339          9,847.89       10,317.03       10,359.48
   03/1992            10,276.58       9,788.44       10,259.26       10,307.07
   04/1992            10,320.83       9,830.59       10,333.12       10,365.2
   05/1992            10,558.3       10,056.78       10,528.42       10,576.74
   06/1992            10,736.35      10,226.37       10,673.71       10,735.34
   07/1992            10,997.37      10,475          10,891.46       11,013.95
   08/1992            11,113.07      10,585.2        11,001.46       11,107.92
   09/1992            11,271.57      10,736.17       11,132.38       11,253.77
   10/1992            11,100.04      10,572.78       10,984.32       11,072.42
   11/1992            11,127.2       10,598.66       10,986.51       11,071.99
   12/1992            11,311.04      10,773.76       11,161.2        11,267.49
   01/1993            11,549.28      11,000.69       11,375.49       11,518.86
   02/1993            11,756.22      11,197.8        11,574.56       11,766.7
   03/1993            11,822.95      11,261.36       11,623.18       11,806.72
   04/1993            11,898.61      11,333.42       11,704.54       11,897.63
   05/1993            11,909.46      11,343.76       11,719.76       11,898.39
   06/1993            12,139.84      11,563.2        11,931.88       12,175.18
   07/1993            12,173.16      11,594.94       11,999.9        12,256.24
   08/1993            12,416.75      11,826.96       12,209.89       12,545.72
   09/1993            12,472.38      11,879.95       12,242.86       12,584.47
   10/1993            12,505.65      11,911.63       12,288.16       12,639.96
   11/1993            12,304.1       11,719.66       12,183.71       12,492.58
   12/1993            12,361.97      11,774.78       12,249.5        12,553.98
   01/1994            12,533.19      11,937.86       12,414.87       12,762.32
   02/1994            12,200.53      11,621          12,198.85       12,476.16
   03/1994            11,802.49      11,241.87       11,897.54       12,143.39
   04/1994            11,681.11      11,126.26       11,802.36       12,037
   05/1994            11,675.31      11,120.73       11,801.18       12,006.72
   06/1994            11,634.49      11,081.85       11,775.22       11,977.89
   07/1994            11,851.24      11,288.31       12,009.54       12,240.07
   08/1994            11,857.13      11,293.91       12,023.95       12,248.11
   09/1994            11,662.07      11,108.12       11,847.2        12,047.44
   10/1994            11,620.5       11,068.53       11,836.54       12,029.24
   11/1994            11,591.87      11,041.25       11,810.5        12,008.81
   12/1994            11,690.62      11,135.31       11,891.99       12,095.43
   01/1995            11,891.1       11,326.27       12,127.45       12,336.34
   02/1995            12,177.75      11,599.3        12,416.09       12,647.25
   03/1995            12,246.15      11,664.45       12,491.83       12,739.16
   04/1995            12,425.48      11,835.27       12,666.71       12,930.7
   05/1995            12,926.94      12,312.91       13,156.91       13,496.69
   06/1995            13,008.9       12,390.98       13,252.96       13,609.6
   07/1995            12,966.45      12,350.55       13,223.8        13,554.36
   08/1995            13,112.06      12,489.24       13,383.81       13,743.49
   09/1995            13,245.83      12,616.65       13,513.63       13,890.95
   10/1995            13,469.13      12,829.35       13,689.31       14,086.39
   11/1995            13,680.86      13,031.02       13,894.65       14,331.44
   12/1995            13,887.08      13,227.45       14,089.17       14,551.9
   01/1996            13,946.4       13,283.94       14,182.16       14,643.66
   02/1996            13,669.02      13,019.74       13,935.39       14,319.3
   03/1996            13,546.54      12,903.08       13,837.85       14,198.97
   04/1996            13,423.39      12,785.77       13,760.35       14,094.24
   05/1996            13,378.6       12,743.11       13,732.83       14,069.55
   06/1996            13,545.5       12,902.09       13,916.85       14,264.05
   07/1996            13,566.81      12,922.39       13,954.43       14,295.32
   08/1996            13,548.06      12,904.53       13,930.71       14,257.26
   09/1996            13,798.55      13,143.12       14,173.1        14,527.6
   10/1996            14,077.5       13,408.82       14,487.74       14,886.83
   11/1996            14,344.35      13,662.99       14,735.48       15,176.58
   12/1996            14,188.31      13,514.37       14,598.44       14,993.54
   01/1997            14,210.33      13,535.34       14,643.7        15,012.35
   02/1997            14,260.14      13,582.78       14,680.31       15,055.06
   03/1997            14,059.8       13,391.96       14,517.36       14,856.58
   04/1997            14,292.04      13,613.16       14,735.12       15,076.64
   05/1997            14,413.01      13,728.39       14,875.1        15,227.29
   06/1997            14,605.37      13,911.62       15,052.11       15,421.42
   07/1997            15,068.99      14,353.21       15,458.52       15,924.77
   08/1997            14,877.41      14,170.73       15,327.12       15,762.62
   09/1997            15,116.03      14,398.01       15,553.96       15,982.87
   10/1997            15,283.66      14,557.69       15,779.5        16,221.26
   11/1997            15,350.48      14,621.33       15,852.08       16,308.19
   12/1997            15,505.29      14,768.79       16,012.19       16,480.27
   01/1998            15,763.72      15,014.94       16,217.15       16,701.04
   02/1998            15,757.81      15,009.32       16,204.17       16,676.65
   03/1998            15,796.39      15,046.06       16,259.27       16,731.11
   04/1998            15,850.09      15,097.21       16,343.81       16,821.98
   05/1998            16,024.04      15,262.89       16,499.08       16,998.74
   06/1998            16,138.6       15,372.02       16,639.32       17,157.3
   07/1998            16,147.69      15,380.68       16,674.26       17,161.74
   08/1998            16,187.3       15,418.4        16,946.06       17,419.17
   09/1998            16,625.29      15,835.59       17,342.59       17,937.57
   10/1998            16,449.8       15,668.44       17,250.68       17,766.27
   11/1998            16,660.26      15,868.9        17,349.01       17,939.05
   12/1998            16,685.15      15,892.6        17,401.05       17,984.97
   01/1999            16,788.36      15,990.91       17,524.6        18,127.2
   02/1999            16,389.08      15,610.6        17,217.92       17,696.71
   03/1999            16,525         15,740.06       17,312.62       17,794.91
   04/1999            16,582.2       15,794.55       17,368.02       17,841.34
   05/1999            16,368.14      15,590.65       17,215.18       17,641.97
   06/1999            16,281.4       15,508.03       17,160.09       17,577.61
   07/1999            16,210.33      15,440.34       17,088.02       17,515.09
   08/1999            16,138.86      15,372.26       17,079.48       17,493.52
   09/1999            16,263         15,490.51       17,277.6        17,660.32
   10/1999            16,272.86      15,499.9        17,341.52       17,715.78
   11/1999            16,299.29      15,525.08       17,339.79       17,713.74
   12/1999            16,259.42      15,487.09       17,256.56       17,609.55
   01/2000            16,236.02      15,464.81       17,199.61       17,589.76
   02/2000            16,414.18      15,634.51       17,407.73       17,795.25
   03/2000            16,610.27      15,821.28       17,637.51       18,025.44
   04/2000            16,399.46      15,620.48       17,586.36       17,919.78
   05/2000            16,307.11      15,532.52       17,577.57       17,891.32
   06/2000            16,644.26      15,853.66       17,943.18       18,276.1
   07/2000            16,723.85      15,929.47       18,106.46       18,475.73
   08/2000            16,908.32      16,105.17       18,369.01       18,727.49
   09/2000            17,054.09      16,244.02       18,484.73       18,805.7
   10/2000            16,980.17      16,173.61       18,606.73       18,896.66
   11/2000            17,239.21      16,420.35       18,911.88       19,205.62
   12/2000            17,550.71      16,717.05       19,263.64       19,583.01
   01/2001            17,809.56      16,963.61       19,577.64       19,950.19
   02/2001            17,979.94      17,125.9        19,747.97       20,150.69
   03/2001            18,079.03      17,220.28       19,846.71       20,248.42
   04/2001            17,961.4       17,108.23       19,763.35       20,108.71
   05/2001            18,093.2       17,233.77       19,881.93       20,234.39
   06/2001            18,170.8       17,307.68       19,957.48       20,332.53
   07/2001            18,557.31      17,675.84       20,404.53       20,841.86
   08/2001            18,724.48      17,835.07       20,639.18       21,110.72
   09/2001            18,744.44      17,854.08       20,878.6        21,278.55
   10/2001            19,162.01      18,251.82       21,314.96       21,816.89


                               Performance Table

                                                                       Cumulative
                                Average Annual Total Return           Total Return
                          --------------------------------------- --------------------
                            1      5    10     Since     Since      Since     Since
Periods Ending October     Year  Years Years Inception 3/13/00/5/ Inception 3/13/00/5/
31, 2001                  ------ ----- ----- --------- ---------- --------- ----------
Lehman Brothers
 Aggregate Bond Index/1/  14.56% 8.03% 7.86%   8.21%     13.03%    128.97%    22.30%
50%/50% Composite/1/,/2/  15.45% 7.94% 8.11%   8.43%     12.95%    133.97%    22.60%
Core Bond Fund Class A
 (NAV)                    12.85% 6.36% 6.72%   7.10%      9.85%    105.44%    16.60%
Core Bond Fund Class A
 (net of 4.75% sales
 charge)                   7.48% 5.33% 6.20%   6.60%      6.63%     95.68%    11.06%
Core Bond Fund Class B
 (NAV)/7/                 11.93% 5.69%   N/A   5.94%      8.97%     54.91%    15.08%
Core Bond Fund Class B
 (net of CDSC)/3/,/7/      6.93% 5.37%   N/A   5.94%      6.05%     54.91%    10.08%
Core Bond Fund Class C
 (NAV)/7/                 11.93% 5.69%   N/A   5.94%      8.97%     54.91%    15.08%
Core Bond Fund Class C
 (net of CDSC)/4/,/7/     10.93% 5.69%   N/A   5.94%      8.97%     54.91%    15.08%
Core Bond Fund
 Institutional Class
 I/6/                     13.01%   N/A   N/A  11.25%        N/A     14.99%       N/A
Core Bond Fund
 Institutional
 Class II/6/              13.37%   N/A   N/A  11.36%        N/A     15.13%       N/A

                        Portfolio Manager's Commentary:

The Core Bond Fund Class A returned 12.85% for the year ended October 31, 2001, which was slightly lower than the Lehman Brothers Aggregate Bond Index return of 14.56%.

The fund continued to be overweighted in corporate and mortgage-backed securities versus the Lehman Aggregate Index. Over the last 12 months, corporates have marginally outperformed governments, while mortgages have lagged. The corporate market suffered some volatility over the last year as the final two months of 2000 saw significant weakness, followed by a strong rally in the first half of 2001. After September 11, corporates underperformed as investors avoided riskier names and a "flight to quality" ensued. Mortgage-backed securities lagged their corporate and government counterparts during the year as the impressive rally in U.S. Treasuries brought prepayment risk to the forefront.

The U.S. economy is currently facing a recession the length and depth of which are still not totally clear. The Federal Reserve, with its unprecedented rate cuts coupled with likely additional fiscal stimulus, should serve to aid the recovery next year. In the corporate market, supply should slow as smaller capital expenditure budgets and the reduced need to term out debt should take center stage. This stronger technical underpinning and the likelihood of a recovery next year bodes well for the corporate market in the first half of 2002. The U.S. Treasury market is likely to retreat from its current levels in such a scenario with the yield curve "flattening" as short-term yields retreat faster than longer rates.

Given this scenario, the portfolio will continue to favor an overweight in the spread sectors while positioning itself along the curve to take advantage of the projected shift in the term structure of interest rates. Further, diversification and liquidity enhancement will be stressed.



-----------------------------------------------
/1/All since inception returns for indices begin on the month-end closest to the actual inception date of the Fund.
/2/Comprised of 50% of the return of the Lehman Brothers Corporate Bond Index and 50% of the return of the Lehman Brothers Government Bond Index.
/3/The returns reflect the applicable Contingent Deferred Sales Charge of 5%,
   5%, 4%, 3%, 2%, 1%.
/4/The returns reflect the applicable Contingent Deferred Sales Charge of 1%. /5/Current investment subadvisor assignment became effective 3/13/00. /6/Inception date is 7/10/2000.
/7/Inception date is 4/1/1994.

                             High Yield Bond Fund

Investment           Seeks the highest possible total return consistent with
Objective:           conservation of capital through investment in a
                     diversified portfolio of high yielding, high-risk fixed-
                     income securities. To achieve this objective, AGIM
                     invests at least 65% of the Fund's total assets in below
                     investment-grade U.S. and foreign junk bonds. These high
                     yielding, high-risk fixed-income securities are rated
                     below Baa3 by Moody's and BBB- by S&P or comparable
                     investment quality at the time of purchase.
Subadvisor:          American General Investment Management, L.P. ("AGIM")
Portfolio            Gordon Massie
Manager:
Inception Date:      November 2, 1998/5/

        Change in Value of $10,000 Investment and Comparative Indices
                          High Yield Bond Fund

                                    [CHART]

                                                  SSB High
                                   4.75% Sales  Yield Market
                         NAV          Charge        Index

   11/1998           $10,000         $9,525       $10,000
   12/1998            10,106.15       9,626.11     10,494.11
   03/1999            10,498.87      10,000.17     10,651.21
   06/1999            10,518.46      10,018.83     10,679.54
   09/1999            10,359.19       9,867.12     10,495.22
   12/1999            10,515.1       10,015.63     10,676.23
   03/2000            10,194.57       9,710.33     10,396.98
   06/2000            10,394.37       9,900.64     10,524.28
   09/2000            10,545.59      10,044.68     10,603.02
   12/2000             9,822.67       9,356.09     10,069.9
   03/2001            10,369.81       9,877.24     10,679.18
   06/2001            10,070.24       9,591.9      10,396.98
   09/2001             9,811.6        9,345.55      9,964.31
   10/2001            10,008.89       9,533.47     10,295.25

                               Performance Table

                                                   Average Annual   Cumulative
                                                    Total Return   Total Return
                                                  ---------------- ------------
                                                    1      Since      Since
                                                   Year  Inception  Inception
Periods Ending October 31, 2001/5/                ------ --------- ------------
Salomon Smith Barney High Yield Market Index/1/    0.06%   0.97%       2.95%
High Yield Bond Fund Class A (NAV)                -2.23%   0.03%       0.09%
High Yield Bond Fund Class A (net of 4.75% sales
 charge)                                          -6.90%  -1.58%      -4.67%
High Yield Bond Fund Class B (NAV)                -2.84%  -0.73%      -2.17%
High Yield Bond Fund Class B (net of CDSC)/2/     -7.25%  -2.07%      -6.09%
High Yield Bond Fund Class C (NAV)/4/             -2.84%  -5.08%      -6.03%
High Yield Bond Fund Class C (net of
 CDSC)/3/,/4/                                     -3.72%  -5.08%      -6.03%
High Yield Bond Fund Institutional Class I        -2.30%   0.08%       0.24%
High Yield Bond Fund Institutional Class II       -2.07%   0.30%       0.90%

                        Portfolio Manager's Commentary:

The High Yield Bond Fund Class A performance for the year ending October 31, 2001 was - 2.23%, underperforming the Salomon Smith Barney High Yield Market Index return of 0.06%.

The index performance for the year was characterized by high monthly volatility due to concerns over slowing economic growth, rising default rates and less liquid capital markets. After net negative returns in November and December 2000, the high yield market posted its largest monthly gain in nearly ten years in the month of January 2001. Year-to-date returns continued positive until after the September 11 tragedy. The high yield market posted a negative 6% return in September but regained a portion of this in October. Coupon income was entirely offset by negative price returns to result in the basically zero return for the index.

The Fund underperformed the high yield index due to negative contributions from the Telecommunications, Textile, Gaming and Metals industries. This was partially offset by positive contributions from the Energy, Healthcare, Pharmaceutical, Homebuilding, and Automobile industries.

Currently, the high yield market faces several challenges from the current recession, higher than normal default rates, market illiquidity and restricted access to the capital markets. We believe returns in the overall high yield market will depend on several key macro trends including worldwide Gross Domestic Product growth, bank lending standards and high yield market inflows/outflows. As a result, we have positioned more of the portfolio in higher credit quality issues that can weather the economic downturn. However, if the high yield market and/or the economic growth rebound faster than expected, the portfolio could slightly lag the market.

On a more positive note, recently, fund flows into the high yield market have been positive. The primary sources include mutual fund inflows, new CBO's, new allocations to high yield by pension funds and equity and distressed funds. Combined with already sizeable cash balances at many high yield funds, there is significant buying power for good solid high yield credits. For this reason, we have decreased the cash position of the fund to be nearly fully invested.

We believe there are opportunities to outperform the high yield market with superior credit and industry selection. We are currently focused on companies and industries with solid credit fundamentals, strong asset values and no need to access the capital markets in the near term.


-----------------------------------------------
/1/All since inception returns for indices begin on the month-end closest to the actual inception date of the Fund.
/2/The returns reflect the applicable Contingent Deferred Sales Charge of 5%,
   5%, 4%, 3%, 2%, 1%.
/3/The returns reflect the applicable Contingent Deferred Sales Charge of 1%. /4/Inception date is 8/21/2000.
/5/Performance information shown for periods prior to July, 7 2000 is that of corresponding series of American General Series Portfolio Company 2 (the "AGSPC2 Fund") that was reorganized into the Fund on July 7, 2000. The AGSPC2 Fund had the same investment objective, and investment strategies and policies as does the Fund, and was also managed by the same portfolio managers.

                             Strategic Income Fund

Investment           Seeks a high level of total return consistent with
Objective:           preservation of capital. To achieve this objective, AGIM
                     invests at least 65% of the Fund's total assets in a
                     broad range of fixed-income securities. Those securities
                     include investment grade bonds, U.S. Government and
                     agency obligations, mortgage-backed securities, and U.S.,
                     Canadian, and foreign high-risk, high-yield bonds
                     (commonly known as "junk bonds").
Subadvisor:          American General Investment Management, L.P. ("AGIM")
Portfolio            Steve Guterman
Manager:
Inception Date:      November 1, 1993

        Change in Value of $10,000 Investment and Comparative Indices
                         Strategic Income Fund

                                    [CHART]

                                   5.75% Sales   LB Aggregate
                         NAV          Charge     Bond Index

   11/1993           $10,000         $9,525       $10,000
   11/1993            10,018.55       9,542.67      9,915
   12/1993            10,122.21       9,641.4       9,968.54
   01/1994            10,283.34       9,794.88     10,103.12
   02/1994            10,000.57       9,525.54      9,927.32
   03/1994             9,539.29       9,086.17      9,682.12
   04/1994             9,444.27       8,995.67      9,604.66
   05/1994             9,567.23       9,112.79      9,603.7
   06/1994             9,521.98       9,069.69      9,582.57
   07/1994             9,564.35       9,110.04      9,773.26
   08/1994             9,615.20       9,158.48      9,784.99
   09/1994             9,637.58       9,179.8       9,641.15
   10/1994             9,620.68       9,163.7       9,632.48
   11/1994             9,561.16       9,107.01      9,611.28
   12/1994             9,434.6        8,986.46      9,677.6
   01/1995             9,448.25       8,999.46      9,869.22
   02/1995             9,543.12       9,089.82     10,104.11
   03/1995             9,592.15       9,136.52     10,165.74
   04/1995             9,899.06       9,428.86     10,308.06
   05/1995            10,244.25       9,757.65     10,706.98
   06/1995            10,380.67       9,887.59     10,785.15
   07/1995            10,428.11       9,932.78     10,761.42
   08/1995            10,463.06       9,966.06     10,891.63
   09/1995            10,642.38      10,136.87     10,997.28
   10/1995            10,720.16      10,210.96     11,140.24
   11/1995            10,905.51      10,387.5      11,307.35
   12/1995            11,186.86      10,655.48     11,465.65
   01/1996            11,685.17      11,130.13     11,541.32
   02/1996            11,496.7       10,950.61     11,340.51
   03/1996            11,502.33      10,955.97     11,261.12
   04/1996            11,644.65      11,091.53     11,198.06
   05/1996            11,737.1       11,179.59     11,175.66
   06/1996            11,867.89      11,304.16     11,325.42
   07/1996            11,924.43      11,358.02     11,356
   08/1996            12,107.51      11,532.4      11,336.69
   09/1996            12,494.2       11,900.73     11,533.95
   10/1996            12,579.89      11,982.35     11,790
   11/1996            12,812.41      12,203.82     11,991.61
   12/1996            12,844.64      12,234.52     11,880.09
   01/1997            13,004.71      12,386.98     11,916.92
   02/1997            13,153.05      12,528.28     11,946.71
   03/1997            12,926.22      12,312.22     11,814.1
   04/1997            13,071.63      12,450.73     11,991.31
   05/1997            13,355.92      12,721.52     12,105.23
   06/1997            13,518.04      12,875.94     12,249.28
   07/1997            13,886.24      13,226.64     12,580.01
   08/1997            13,835.42      13,178.23     12,473.08
   09/1997            14,111.76      13,441.45     12,657.69
   10/1997            13,910.09      13,249.37     12,841.22
   11/1997            14,090.16      13,420.88     12,900.29
   12/1997            14,225.86      13,550.13     13,030.58
   01/1998            14,383.06      13,699.86     13,197.38
   02/1998            14,497.75      13,809.11     13,186.82
   03/1998            14,567.25      13,875.31     13,231.65
   04/1998            14,602.25      13,908.64     13,300.46
   05/1998            14,594.78      13,901.53     13,426.81
   06/1998            14,561.01      13,869.36     13,540.94
   07/1998            14,615.07      13,920.86     13,569.38
   08/1998            13,616.8       12,970        13,790.56
   09/1998            14,024.51      13,358.35     14,113.26
   10/1998            13,940.86      13,278.67     14,038.46
   11/1998            14,304.36      13,624.9      14,118.48
   12/1998            14,328.51      13,647.91     14,160.83
   01/1999            14,274.44      13,596.4      14,261.37
   02/1999            14,187.82      13,513.9      14,011.8
   03/1999            14,404.67      13,720.45     14,088.86
   04/1999            14,677.52      13,980.34     14,133.95
   05/1999            14,355.74      13,673.84     14,009.57
   06/1999            14,309.94      13,630.22     13,964.74
   07/1999            14,231.7       13,555.69     13,906.09
   08/1999            14,070.96      13,402.59     13,899.13
   09/1999            14,209.81      13,534.85     14,060.36
   10/1999            14,233.74      13,557.64     14,112.39
   11/1999            14,408.12      13,723.74     14,110.98
   12/1999            14,523.61      13,l833.74    14,043.24
   01/2000            14,512.93      13,823.56     13,996.9
   02/2000            14,623         13,928.41     14,166.26
   03/2000            14,716.39      14,017.36     14,353.26
   04/2000            14,507.74      13,818.62     14,311.63
   05/2000            14,404.8       13,720.57     14,304.48
   06/2000            14,747.18      14,046.69     14,602.01
   07/2000            14,956.26      14,245.84     14,734.89
   08/2000            15,222.35      14,499.29     14,948.54
   09/2000            15,149.16      14,429.58     15,042.72
   10/2000            14,816.23      14,112.46     15,142
   11/2000            14,590.74      13,897.68     15,390.33
   12/2000            14,987.96      14,276.03     15,676.59
   01/2001            15,583.99      14,843.75     15,932.12
   02/2001            15,684.31      14,939.31     16,070.73
   03/2001            15,477.17      14,742        16,151.08
   04/2001            15,283.28      14,557.32     16,083.25
   05/2001            15,441.41      14,707.94     16,179.75
   06/2001            15,424.25      14,691.6      16,241.23
   07/2001            15,526.58      14,789.07     16,605.03
   08/2001            15,792.5       15,042.36     16,795.99
   09/2001            15,409.59      14,677.64     16,990.83
   10/2001            15,776.06      15,026.7      17,345.93

                               Performance Table

                                   Average Annual                Cumulative
                                    Total Return                Total Return
                          --------------------------------- --------------------
                            1      5     Since     Since      Since     Since
Periods Ending October     Year  Years Inception 3/13/00/3/ Inception 3/13/00/3/
31, 2001                  ------ ----- --------- ---------- --------- ----------
Lehman Brothers
 Aggregate Bond Index/6/  14.56% 8.03%   7.13%     12.86%    73.46%     22.45%
Strategic Income Fund
 Class A (NAV)             6.48% 4.63%   5.87%      4.03%    57.76%      6.68%
Strategic Income Fund
 Class A (net of 4.75%
 sales charge)             1.40% 3.62%   5.22%      0.98%    50.27%      1.61%
Strategic Income Fund
 Class B (NAV)/5/          5.65% 3.93%   6.15%      3.22%    57.27%      5.32%
Strategic Income Fund
 Class B (net of
 CDSC)/1/,/5/              0.80% 3.59%   6.15%      0.20%    57.27%      0.32%
Strategic Income Fund
 Class C (NAV)/5/          5.65% 3.93%   6.15%      3.22%    57.23%      5.31%
Strategic Income Fund
 Class C (net of
 CDSC)/2/,/5/              4.68% 3.93%   6.15%      3.22%    57.23%      5.31%
Strategic Income Fund
 Institutional Class
 I/4/                      6.63%   N/A   4.95%        N/A     6.53%        N/A

                        Portfolio Manager's Commentary:

The Strategic Income Fund's Class A performance for the year ending October 31, 2001 was 6.48% as compared to the return of the Fund's benchmark, the Lehman Brothers Aggregate Bond Index, of 14.56%.

There were two very connected major themes driving the world's bond markets over the past year, 1) flight to quality and 2) lowering of interest rates. Even before the terrorist events of September 11, 2001, the fixed income markets were favoring intermediate and long treasury and government bonds as a way to take advantage of lower interest rates resulting from the multiple cuts in the Fed Funds rate. In addition, credit quality of corporate bonds was generally deteriorating throughout the year, further increasing the attractiveness of the U.S. Treasury market.

The U.S. Government segment of the Lehman Brothers Aggregate Bond Index posted the best fixed income performance at 15.08%. This return propelled the overall Aggregate Bond Index to a 14.56% return. The current low interest rate environment, however, means that this segment of the market over the coming year is unlikely to match this performance. In fact, if the signals from the equity markets are correct in that the economy will rebound some time next year, then it is likely that interest rates will rise once again and hurt treasury bond prices.

Emerging market debt ("EMD") was the surprise performer in 2001, returning almost 11%, as measured by the Morgan Stanley EMBI index. The performance is all the more impressive because this sector was not without its problems, most notably with Argentinean bonds. The high yields available in the EMD market clearly add to return over time.

On the other hand, the corporate high yield market, after posting a very strong return in January 2001 at 7.49%, (Lehman Brothers High Yield Bond Index) was a big disappointment, just managing to squeak in a positive return of 0.58% for the past year. The high yield market has been hampered by continued high defaults and lack of strong sponsorship. Earlier in the year we saw a large return to the high yield market by individual investors purchasing shares in high yield mutual funds, but that was followed by lackluster demand for the remainder of 2001. The high level of defaults in 2001 can be traced to two factors - weak underwriting standards in 1997 and 1998, and the slowdown in U.S. economic growth. The good news is that by the middle of 2002, the majority of the impact of the poorly underwritten bonds should be behind us. Currently we find better quality companies coming to market and while concerned about the economy, we like the 8.00 to 10.00 percentage point spreads that are available.

Looking forward, we are concerned about the slowdown in the U.S., especially post September 11. Consumers appear to spending, but very cautiously. This drives our interest in the high quality markets toward the agency mortgage-backed security market. For additional yield and return potential, we will keep a healthy exposure to high yield and maintain a 15% target exposure to EMD.


-----------------------------------------------
/1/The returns reflect the applicable Contingent Deferred Sales Charge of 5%,
   5%, 4%, 3%, 2%, 1%.
/2/The returns reflect the applicable Contingent Deferred Sales Charge of 1%. /3/Current investment subadvisor assignment became effective 3/13/00. /4/Inception date is 7/10/2000.
/5/Inception date is 4/1/1994.
/6/All since-inception returns for this index begin on the month-end closest to the date shown.

                       Aggressive Growth Lifestyle Fund

Investment           Seeks to provide growth of capital through investments in
Objective:           a combination of the North American Funds. The Fund is
                     suitable for investors seeking the potential growth of
                     capital that a fund investing predominantly in equity
                     securities may offer
Subadvisor:          American General Investment Management, L.P. ("AGIM")
Portfolio            Steve Guterman, Magali Azema-Barac, William Trimbur
Managers:
Inception Date:      November 2, 1998/5/

        Change in Value of $10,000 Investment and Comparative Indices
               NAF Aggressive Growth Lifestyle Fund Class A

                                    [CHART]

                                   5.75% Sales     S&P 500   Blended Benchmark
                         NAV          Charge        Index         Index

   11/1998           $10,000         $9,425       $10,000        $10,000
   12/1998            10,794         10,173        11,217         10,976
   03/1999            10,904         10,277        11,775         11,019
   06/1999            11,818         11,138        12,605         11,903
   09/1999            11,550         10,886        11,819         11,421
   12/1999            13,914         13,114        13,577         12,998
   03/2000            14,655         13,813        13,889         13,544
   06/2000            14,257         13,437        13,520         13,222
   09/2000            14,462         13,631        13,389         13,008
   12/2000            13,272.22      12,509.07     12,341.22      12,097.49
   03/2001            11,347.55      10,695.06     10,878.15      10,748.6
   06/2001            11,868.81      11,186.36     11,514.78      11,239.89
   09/2001            10,144.63       9,561.31      9,824.7        9,724.41
   10/2001            10,452.04       9,851.05     10,012.06      10,079

                               Performance Table

                                                 Average Annual    Cumulative
                                                  Total Return    Total Return
                                                ----------------- ------------
                                                   1      Since      Since
                                                 Year   Inception  Inception
Periods Ending October 31, 2001/5/              ------- --------- ------------
Aggressive Growth LifeStyle Blended Benchmark
 Index/1/                                       -21.85%    0.26%      0.79%
S&P 500 Index                                   -24.90%    0.04%      0.12%

Aggressive Growth LifeStyle Fund Class A (NAV)  -24.89%    1.49%      4.52%
Aggressive Growth LifeStyle Fund Class A (net
 of 5.75% sales charge)                         -29.23%   -0.50%     -1.49%

Aggressive Growth LifeStyle Fund Class B (NAV)  -25.39%    1.22%      3.71%
Aggressive Growth LifeStyle Fund Class B (net
 of CDSC)/2/                                    -28.46%   -0.10%     -0.29%

Aggressive Growth LifeStyle Fund Class C
 (NAV)/4/                                       -25.33%  -22.35%    -26.64%
Aggressive Growth LifeStyle Fund Class C (net
 of CDSC)/3/,/4/                                -25.94%  -22.35%    -26.64%

Aggressive Growth LifeStyle Fund Institutional
 Class I                                        -24.81%    1.52%      4.61%

                        Portfolio Managers' Commentary:

The Aggressive Growth Lifestyle Fund Class A share performance for the year ended October 31, 2001 was - 24.89%, moderately underperforming the Aggressive Growth Lifestyle Blended Benchmark Index (10% Lehman Aggregate, 25% EAFE, and 65% Wilshire 5000) return of - 21.85%.

The financial markets were a tale of two styles and a tale of two sectors throughout the twelve months ended October 31, 2001. Essentially, growth equity stocks far undershot their value counterparts - the Russell 2000 Growth Index declined 31.50%, while the Russell 2000 Value Index rose 8.75%. Similarly, equities performed noticeably weaker than fixed income - The Standard & Poor's 500 Stock Index declined 24.90% while the Lehman Aggregate Bond Index advanced 14.56%. These domestic patterns were mirrored in many foreign markets. The Morgan Stanley Capital International EAFE index which included returns from 21 non-U.S. equity markets fell 24.93%, while the Salomon Non-U.S. World Government Bond Index, which includes most of the same 21 nations, rose 6.81%. Economic cycles here and abroad were largely synchronous. Recessionary conditions prevailed in most countries. The manufacturing sector was weak, service industries fared best, steady earning stocks such as food and beverage companies were bought, and highly valued growth companies such as cellular telephone equipment were sold. In most nations, the central banks aggressively reduced short-term rates and investors sought the safety (and return) of government issued bonds.

The Aggressive Growth Lifestyle Fund fared disappointingly throughout this volatile period. Consistent with the Fund name and investment objective, a portion of assets was kept in the growth equity area. This allocation pulled down the entire Fund's return. Growth equity holdings are core. Similarly, value and international equities as well as fixed income are core. We maintain at all times an allocation to these sectors and classes. We do not attempt to time short-term rotations. Also, the Fund is designed to provide these returns over several investment and economic cycles. During the past year growth was extraordinarily weak.

Looking ahead, economic recovery appears likely by the second quarter of 2002. In such an environment, growth equities should have solidly positive returns. Also, in such a period, fixed income returns should decline. Accordingly, management will evaluate carefully any asset allocation shifts that would prove rewarding for a period of rising economic growth.


-----------------------------------------------
/1/As of 05/01/00, benchmark for the Aggressive Growth Lifestyle consists of 10% Lehman Aggregate, 25% EAFE, and 65% Wilshire 5000. Prior to 05/01/00; Benchmark for Growth Lifestyle consists of 15% EAFE, 15% Salomon Brothers Primary Market Index, 13% S&P 500, 12% Russell 1000 Value, 10% Russell 2000 Growth, 10% Russell 2000 Value, 10% Lehman Aggregate, 8% Russell MidCap Value, 7% Russell MidCap Growth.
/2/The returns reflect the applicable Contingent Deferred Sales Charge of 5%,
   5%, 4%, 3%, 2%, 1%.
/3/The returns reflect the applicable Contingent Deferred Sales Charge of 1%. /4/Inception date is 8/10/2000.
/5/Performance information shown for periods prior to July, 7 2000 is that of corresponding series of American General Series Portfolio Company 2 (the "AGSPC2 Fund") that was reorganized into the Fund on July 7, 2000. The AGSPC2 Fund had the same investment objective, and investment strategies and policies as does the Fund, and was also managed by the same portfolio managers.

                        Moderate Growth Lifestyle Fund

Investment           Seeks to provide growth of capital and current income
Objective:           through investments in a combination of the North
                     American Funds. The Fund is suitable for investors who
                     wish to invest in equity securities, but are not willing
                     to assume the substantial market risks of the Aggressive
                     Growth LifeStyle Fund.
Subadvisor:          American General Investment Management, L.P. ("AGIM")
Portfolio            Steve Guterman, Magali Azema-Barac, William Trimbur
Managers:
Inception Date:      November 2, 1998/5/



         Change in Value of $10,000 Investment and Comparative Indices
                   NAF Conservative Growth Lifestyle Class A

                                    [CHART]

                                  5.75% Sales     S&P 500    Blended Bench-
                       NAV           Charge        Index       mark Index

11/1998              $10,000         $9,425       $10,000       $10,000
12/1998               10,764         10,145        11,217        10,821
03/1999               10,812         10,109        11,775        10,857
06/1999               11,563         10,898        12,605        11,621
09/1999               11,184         10,541        11,819        11,122
12/1999               12,772         12,038        13,577        12,312
03/2000               13,379         12,609        13,889        12,812
06/2000               13,126         12,371        13,520        12,638
09/2000               13,395         12,625        13,389        12,614
12/2000            12,693.59      11,963.71     12,341.22     11,998.19
03/2001            11,570.26      10,904.97     10,878.15     11,037.71
06/2001            11,944.71      11,257.89     11,514.78     11,491.15
09/2001            10,821.38      10,199.15       9,824.7     10,372.84
10/2001            11,083.49      10,446.19     10,012.06        10,668



                               Performance Table

                                                  Average Annual    Cumulative
                                                   Total Return    Total Return
                                                 ----------------- ------------
                                                    1      Since      Since
                                                  Year   Inception  Inception
Periods Ending October 31, 2001/5/               ------- --------- ------------
Moderate Growth LifeStyle Blended Benchmark
 Index/1/                                        -14.64%    2.18%      6.68%
S&P 500 Index                                    -24.90%    0.04%      0.12%

Moderate Growth LifeStyle Fund Class A (NAV)     -15.06%    3.50%     10.83%
Moderate Growth LifeStyle Fund Class A (net of
 5.75% sales charge)                             -19.97%    1.47%      4.46%

Moderate Growth LifeStyle Fund Class B (NAV)     -15.56%    3.30%     10.20%
Moderate Growth LifeStyle Fund Class B (net of
 CDSC)/2/                                        -19.23%    2.03%      6.20%

Moderate Growth LifeStyle Fund Class C (NAV)/5/  -15.69%  -13.82%    -17.63%
Moderate Growth LifeStyle Fund Class C (net of
 CDSC)/3/,/4/                                    -16.43%  -13.82%    -17.63%

Moderate Growth LifeStyle Fund Institutional
 Class I                                         -14.97%    3.53%     10.94%

                        Portfolio Managers' Commentary:

The Moderate Growth Lifestyle Fund Class A share performance for the year ended October 31, 2001 was - 15.06%, fractionally lower than the Moderate Growth Lifestyle Blended Benchmark Index's (30% Lehman Aggregate, 15% EAFE, and 55% Wilshire 5000) return of - 14.64%.

The financial markets were a tale of two styles and a tale of two sectors throughout the twelve months ended October 31, 2001. Essentially, growth equity stocks far undershot their value counterparts - the Russell 2000 Growth Index declined 31.50%, while the Russell 2000 Value Index rose 8.75%. Similarly, equities performed noticeably weaker than fixed income - The Standard & Poor's 500 Stock Index declined 24.90% while the Lehman Aggregate Bond Index advanced 14.56%. These domestic patterns were mirrored in many foreign markets. The Morgan Stanley Capital International EAFE index which included returns from 21 non-U.S. equity markets fell 24.93%, while the Salomon Non-U.S. World Government Bond Index, which includes most of the same 21 nations, rose 6.81%. Economic cycles here and abroad were largely synchronous. Recessionary conditions prevailed in most countries. The manufacturing sector was weak, service industries fared best, steady earning stocks such as food and beverage companies were bought, and highly valued growth companies such as cellular telephone equipment were sold. In most nations, the central banks aggressively reduced short-term rates and investors sought the safety (and return) of government issued bonds.

The Moderate Growth Lifestyle Fund fared disappointingly throughout this volatile period. Consistent with the Fund name and investment objective, a portion of assets was kept in the growth equity area. This allocation pulled down the entire Fund's return. Growth equity holdings are core. Similarly, value and international equities as well as fixed income are core. We maintain at all times allocation to these sectors and classes. We do not attempt to time short-term rotations. Also, the Fund is designed to provide these returns over several investment and economic cycles. During the past year growth was extraordinarily weak.

Looking ahead, economic recovery appears likely by the second quarter of 2002. In such an environment, growth equities should have solidly positive returns. Also, in such a period, fixed income returns should decline. Accordingly, management will evaluate carefully any asset allocation shifts that would prove rewarding for a period of rising economic growth.


-----------------------------------------------
/1/As of 05/01/00, benchmark for the Moderate Growth Lifestyle consists of 30%
   Lehman Aggregate, 15% EAFE, and 55% Wilshire 5000. Prior to 05/01/00; Benchmark for Moderate Growth Lifestyle consists of 7% EAFE, 8% Salomon Brothers Primary Market Index, 15% S&P 500, 15% Russell 1000 Value, 7% Russell 2000 Growth, 8% Russell 2000 Value, 25% Lehman Aggregate, 8% Russell MidCap Value, 7% Russell MidCap Growth.
/2/The returns reflect the applicable Contingent Deferred Sales Charge of 5%,
   5%, 4%, 3%, 2%, 1%.
/3/The returns reflect the applicable Contingent Deferred Sales Charge of 1%. /4/Inception date is 7/12/2000.
/5/Performance information shown for periods prior to July, 7 2000 is that of corresponding series of American General Series Portfolio Company 2 (the "AGSPC2 Fund") that was reorganized into the Fund on July 7, 2000. The AGSPC2 Fund had the same investment objective, and investment strategies and policies as does the Fund, and was also managed by the same portfolio managers.

                      Conservative Growth Lifestyle Fund

Investment           Seeks current income and low to moderate growth of
Objective:           capital through investments in a combination of the North
                     American Funds. The Fund is suitable for investors who
                     wish to invest in equity securities, but are not willing
                     to assume the substantial market risks of either the
                     Aggressive Growth LifeStyle Fund or the Moderate Growth
                     LifeStyle Fund.
Subadvisor:          American General Investment Management, L.P. ("AGIM")
Portfolio            Steve Guterman, Magali Azema-Barac, William Trimbur
Managers:
Inception Date:      November 2, 1998/5/



         Change in Value of $10,000 Investment and Comparative Indices
                   NAF Conservative Growth Lifestyle Class A

                                    [CHART]

                                  5.75% Sales     S&P 500    Blended Bench-
                       NAV           Charge        Index       mark Index

11/1998              $10,000         $9,425       $10,000       $10,000
12/1998               10,663         10,050        11,217        10,674
03/1999               10,697         10,081        11,775        10,724
06/1999               11,267         10,691        12,605        11,299
09/1999               10,934         10,305        11,819        10,906
12/1999               12,123         11,426        13,577        11,808
03/2000               12,589         11,865        13,889        12,224
06/2000               12,484         11,766        13,520        12,147
09/2000               12,782         12,047        13,389        12,266
12/2000               12,354      11,643.65     12,341.22     11,956.65
03/2001            11,677.24       11,005.8     10,878.15     11,375.77
06/2001            11,960.25      11,272.53     11,514.78      11,757.5
09/2001            11,271.18      10,623.09       9,824.7     11,072.98
10/2001            11,541.89      10,878.23     10,012.06        11,213



                               Performance Table

                                                  Average Annual    Cumulative
                                                   Total Return    Total Return
                                                 ----------------- ------------
                                                    1      Since      Since
                                                  Year   Inception  Inception
Periods Ending October 31, 2001/5/               ------- --------- ------------
Conservative Growth LifeStyle Blended Benchmark
 Index/1/                                         -6.93%   3.89%      12.13%
S&P 500 Index                                    -24.90%   0.04%       0.12%
Conservative Growth LifeStyle Fund Class A
 (NAV)                                            -7.91%   4.91%      15.42%
Conservative Growth LifeStyle Fund Class A (net
 of 5.75% sales charge)                          -13.23%   2.85%       8.78%
Conservative Growth LifeStyle Fund Class B
 (NAV)                                            -8.60%   4.63%      14.51%
Conservative Growth LifeStyle Fund Class B (net
 of CDSC)/2/                                     -12.64%   3.39%      10.51%
Conservative Growth LifeStyle Fund Class C
 (NAV)/4/                                         -8.93%  -6.99%      -8.88%
Conservative Growth LifeStyle Fund Class C (net
 of CDSC)/3/,/4/                                  -9.73%  -6.99%      -8.88%
Conservative Growth LifeStyle Fund
 Institutional Class I                            -7.80%   4.91%      15.43%

                                     xviii

                        Portfolio Managers' Commentary:

The Conservative Growth Lifestyle Fund Class A share performance for the year ended October 31, 2001 was - 7.91%, modestly lower than the Conservative Growth Lifestyle Blended Benchmark Index (50% Lehman Aggregate, 8% EAFE, and 42% Wilshire 5000) return of - 6.93%.

The financial markets were a tale of two styles and a tale of two sectors throughout the twelve months ended October 31, 2001. Essentially, growth equity stocks far undershot their value counterparts - the Russell 2000 Growth Index declined 31.50%, while the Russell 2000 Value Index rose 8.75%. Similarly, equities performed noticeably weaker than fixed income - The Standard & Poor's 500 Stock Index declined 24.90% while the Lehman Aggregate Bond Index advanced 14.56%. These domestic patterns were mirrored in many foreign markets. The Morgan Stanley Capital International EAFE index which included returns from 21 non-U.S. equity markets fell 24.93%, while the Salomon Non-U.S. World Government Bond Index, which includes most of the same 21 nations, rose 6.81%. Economic cycles here and abroad were largely synchronous. Recessionary conditions prevailed in most countries. The manufacturing sector was weak, service industries fared best, steady earning stocks such as food and beverage companies were bought, and highly valued growth companies such as cellular telephone equipment were sold. In most nations, the central banks aggressively reduced short-term rates and investors sought the safety (and return) of government issued bonds.

The Conservative Growth Lifestyle Fund fared disappointingly throughout this volatile period. Consistent with the Fund name and investment objective, a portion of assets was kept in the growth equity area. This allocation pulled down the entire Fund's return. Growth equity holdings are core. Similarly, value and international equities as well as fixed income are core. We maintain at all times allocation to these sectors and classes. We do not attempt to time short-term rotations. Also, the Fund is designed to provide these returns over several investment and economic cycles. During the past year growth was extraordinarily weak.

Looking ahead, economic recovery appears likely by the second quarter of 2002. In such an environment, growth equities should have solidly positive returns. Also, in such a period, fixed income returns should decline. Accordingly, management will evaluate carefully any asset allocation shifts that would prove rewarding for a period of rising economic growth.


-----------------------------------------------
/1/As of 05/01/00, benchmark for the Conservative Growth Lifestyle consists of 50% Lehman Aggregate, 8% EAFE, and 42% Wilshire 5000. Prior to 05/01/00; Benchmark for Conservative Growth Lifestyle consists of 5% EAFE, 5% Salomon Brothers Primary Market Index, 15% S&P 500, 15% Russell 1000 Value, 5% Russell 2000 Growth, 5% Russell 2000 Value, 40% Lehman Aggregate, 5% Russell MidCap Value, 5% Russell MidCap Growth.
/2/The returns reflect the applicable Contingent Deferred Sales Charge of 5%,
   5%, 4%, 3%, 2%, 1%.
/3/The returns reflect the applicable Contingent Deferred Sales Charge of 1%. /4/Inception date is 7/20/2000.
/5/Performance information shown for periods prior to July, 7 2000 is that of corresponding series of American General Series Portfolio Company 2 (the "AGSPC2 Fund") that was reorganized into the Fund on July 7, 2000. The AGSPC2 Fund had the same investment objective, and investment strategies and policies as does the Fund, and was also managed by the same portfolio managers.

Report of Independent Accountants

-------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of North American Funds:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Growth & Income, Large Cap Growth, Mid Cap Growth, Mid Cap Value, Science & Technology, Small Cap Growth, Stock Index, Global Equity, International Equity, International Small Cap, Balanced, Core Bond, High Yield Bond, Municipal Bond, Strategic Income, U.S. Government Securities, Money Market, Municipal Money Market, Aggressive Growth LifeStyle, Moderate Growth LifeStyle and Conservative Growth LifeStyle Funds (portfolios of North American Funds, hereafter referred to as the "Funds") at October 31, 2001, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

As further discussed in Note 11, the Board of Trustees approved on August 2, 2001 the agreement and plan of reorganization of the North American Funds.

PricewaterhouseCoopers LLP

Boston, Massachusetts
December 21, 2001

NORTH AMERICAN FUNDS
STATEMENT OF ASSETS AND LIABILITIES - OCTOBER 31, 2001

--------------------------------------------------------------------------------

                              Growth &      Large Cap        Mid Cap         Mid Cap      Science &
                               Income         Growth          Growth          Value       Technology
                                Fund           Fund            Fund           Fund           Fund
                            ------------   ------------    ------------    -----------   ------------
ASSETS:
Investments in securities,
 at market value*
 (See accompanying
  Portfolio of
  Investments) (Note 2)...    $230,547,246   $ 45,827,402    $ 32,935,063   $29,663,491    $ 13,657,084
Cash......................             653            822          56,300           119             379
Receivables:
 Investments sold.........       5,124,803        504,841         172,942       221,006         173,912
 Fund shares sold.........         152,019        124,435          42,487        27,495           2,854
 Dividends................         218,953         20,204           4,813        16,203             538
 Interest.................              49              -               -            77           4,307
 Foreign tax withholding
  reclaims................               -             92               -             -               -
 From investment adviser..               -        111,273          79,072        46,899          73,429
                              ------------   ------------    ------------   -----------    ------------
  Total Assets............     236,043,723     46,589,069      33,290,677    29,975,290      13,912,503
                              ------------   ------------    ------------   -----------    ------------

LIABILITIES:
Payables:
 Investments purchased....               -        234,729          23,301       252,738          25,615
 Fund shares redeemed.....       1,171,605         78,038          70,328        74,866          19,209
 Dividend and interest
  withholding tax.........               -              -              30             -               -
 Investment adviser.......          91,816              -               -             -               -
 Custodian and transfer
  agent fees..............          60,059         27,630          18,484        13,836          17,293
 Distribution fee.........         168,271         16,274          16,586         9,571           3,250
 Other accrued expenses...          91,004         17,433          13,665        11,052           4,992
                              ------------   ------------    ------------   -----------    ------------
  Total Liabilities.......       1,582,755        374,104         142,394       362,063          70,359
                              ------------   ------------    ------------   -----------    ------------
NET ASSETS................    $234,460,968    $46,214,965     $33,148,283   $29,613,227     $13,842,144
                              ------------   ------------    ------------   -----------    ------------

NET ASSETS CONSIST OF:
Accumulated undistributed
 net realized gain (loss)
 on investments, foreign
 currency and forward
 foreign currency
 contracts (Note 2).......      $3,418,073   ($31,034,468)   ($17,214,601)   $1,228,153    ($14,736,446)
Unrealized appreciation
 (depreciation) on:
Investments...............       3,575,959     (5,159,790)    (17,279,436)   (1,279,770)     (4,451,571)
Foreign currency and
 forward foreign currency
 contracts................               -             (9)              -             -               -
Capital shares at par
 value of $.001 (Note 3)..          12,722          4,537           4,227         2,428           4,400
Additional paid-in
 capital..................     227,454,214     82,404,695      67,638,093    29,662,416      33,025,761
                              ------------   ------------    ------------   -----------    ------------
NET ASSETS................    $234,460,968    $46,214,965     $33,148,283   $29,613,227     $13,842,144
                              ------------   ------------    ------------   -----------    ------------
*Investments in
 securities, at identified
 cost (Note 2)............    $226,971,287    $50,987,192     $50,214,499   $30,943,261     $18,108,655
                              ------------   ------------    ------------   -----------    ------------

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENT OF ASSETS AND LIABILITIES - continued - OCTOBER 31, 2001

--------------------------------------------------------------------------------

                           Growth &     Large Cap     Mid Cap      Mid Cap    Science &
                            Income       Growth       Growth        Value     Technology
                             Fund         Fund         Fund         Fund         Fund
                          -----------  -----------  -----------  -----------  ----------
NET ASSETS VALUES:
Class A Shares
 Net assets at value....   $39,683,318   $5,182,955   $5,311,007   $3,320,021 $2,672,794
 Shares outstanding.....     2,110,021      498,001      654,300      268,155    840,551

Net asset value and
 redemption price per
 share..................        $18.81       $10.41        $8.12       $12.38      $3.18
                                ------       ------        -----       ------      -----

Public offering price
 per share (100/94.25 of
 NAV)
 On sales of $100,000 or
 more the offering price
 is reduced.............        $19.96       $11.05        $8.62       $13.14      $3.37
                                ------       ------        -----       ------      -----

Class B Shares
 Net assets at value....   $58,377,646  $18,139,482  $13,104,689   $9,947,184 $9,408,492
 Shares outstanding.....     3,215,349    1,819,752    1,708,346      827,296  2,995,332

Net asset value,
 offering and redemption
 price per share........        $18.16        $9.97        $7.67       $12.02      $3.14
                                ------        -----        -----       ------      -----

Class C Shares
 Net assets at value....   $92,953,400   $7,384,333   $7,747,784   $4,409,849   $939,959
 Shares outstanding.....     5,093,210      740,839    1,008,569      367,968    306,866

Net asset value,
 offering and redemption
 price per share........        $18.25        $9.97        $7.68       $11.98      $3.06
                                ------        -----        -----       ------      -----

Class I Shares
 Net assets at value....   $43,446,604  $15,508,195   $6,984,803  $11,936,173   $820,899
 Shares outstanding.....     2,301,949    1,478,434      855,536      965,423    257,539

Net asset value,
 offering and redemption
 price per share........        $18.87       $10.49        $8.16       $12.36      $3.19
                                ------       ------        -----       ------      -----

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENT OF ASSETS AND LIABILITIES - continued - OCTOBER 31, 2001

--------------------------------------------------------------------------------

                             Small Cap       Stock         Global       International   International
                              Growth         Index         Equity          Equity         Small Cap
                               Fund          Fund           Fund            Fund            Fund
                            -----------   -----------   ------------    -------------   -------------
ASSETS:
Investments in securities,
 at market value*#
 (See accompanying
  Portfolio of
  Investments) (Note 2)...  $30,207,935   $30,895,855    $16,017,091      $36,731,643      $9,977,351
Receivable for forward
 foreign currency
 contracts to sell (Note
 2).......................             -             -           1,733               -        1,060,142
Forward foreign currency
 contracts to buy, at
 value....................             -             -               -               -          177,969
Cash......................           895           375             976             166          134,406
Cash, segregated..........             -             -               -         447,286                -
Foreign currency (Cost
 $183,022 and $200,786,
 respectively.............             -             -               -         182,057          273,120
Investment in State Street
 Bank & Trust Company
 Navigator Securities
 Lending Trust held as
 collateral for securities
 on loan, at value (Note
 2).......................         2,000             -         163,444         114,856                -
Variation margin
 receivable for open
 futures contracts........             -             -               -          17,020                -
Receivables:
 Investments sold.........       197,520         1,624          37,401           3,778        1,192,487
 Fund shares sold.........        64,107        11,348           3,319         494,815          109,178
 Dividends................           981        24,441          10,079          59,880            6,264
 Interest.................           212           141               -             151              697
 Foreign tax withholding
  reclaims................             -             -           8,387          14,246            4,404
 From investment adviser..       101,670        78,406               -          91,988          189,906
                             -----------   -----------    ------------     -----------     ------------
  Total Assets............    30,575,320    31,012,190      16,242,430      38,157,886       13,125,924
                             -----------   -----------    ------------     -----------     ------------

LIABILITIES:
Forward foreign currency
 contracts to sell, at
 value (Note 2)...........             -             -           1,760               -        1,058,884
Variation margin payable
 for open futures
 contracts................             -        26,445               -               -                -
Payables:
 Forward foreign currency
  contracts to buy (Note
  2)......................             -             -               -               -          178,152
 Investments purchased....     1,130,959         2,444               -               -          521,361
 Fund shares redeemed.....        37,308        20,143       1,198,339         380,537           51,491
 Dividend and interest
  withholding tax.........             -             -           1,152           9,514            2,309
 Investment adviser.......             -             -          40,923               -                -
 Custodian and transfer
  agent fees..............        18,725        14,574          14,012          25,325           31,789
 Securities lending.......         2,000             -         163,444         114,856                -
 Distribution fee.........         5,201         8,220          15,961          13,479            3,583
 Due to custodian.........             -             -          34,535               -                -
 Other accrued expenses...        11,045        11,161           5,971          14,565           10,259
                             -----------   -----------    ------------     -----------     ------------
  Total Liabilities.......     1,205,238        82,987       1,476,097         558,276        1,857,828
                             -----------   -----------    ------------     -----------     ------------
NET ASSETS................   $29,370,082   $30,929,203     $14,766,333     $37,599,610      $11,268,096
                             -----------   -----------    ------------     -----------     ------------

NET ASSETS CONSIST OF:
Undistributed net
 investment income (loss)
 (Note 2).................             -       $41,204               -        $252,691                -
Accumulated undistributed
 net realized gain (loss)
 on
investments, foreign
 currency and forward
 foreign
currency contracts (Note
 2).......................   ($7,265,506)     (967,950)   ($12,380,479)     (2,015,346)    ($10,042,380)
Unrealized appreciation
 (depreciation) on:
Investments...............    (4,809,596)   (6,931,583)     (1,671,683)    (10,828,947)         (18,174)
Futures contracts.........             -         9,792               -         (96,548)               -
Foreign currency and
 forward foreign currency
 contracts................             -             -            (520)         (2,629)          (1,802)
Capital shares at par
 value of $.001 (Note 3)..         2,591         3,310           2,205           5,353            1,152
Additional paid-in
 capital..................    41,442,593    38,774,430      28,816,810      50,285,036       21,329,300
                             -----------   -----------    ------------     -----------     ------------
NET ASSETS................   $29,370,082   $30,929,203     $14,766,333     $37,599,610      $11,268,096
                             -----------   -----------    ------------     -----------     ------------
*Investments in
 securities, at identified
 cost (Note 2)............   $35,017,531   $37,827,438     $17,688,774     $47,560,590       $9,995,525
                             -----------   -----------    ------------     -----------     ------------
# Value of securities on
 loan (Note 2)............          $980            $-        $155,232        $109,592               $-
                             -----------   -----------    ------------     -----------     ------------

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENT OF ASSETS AND LIABILITIES - continued - OCTOBER 31, 2001

--------------------------------------------------------------------------------

                           Small Cap      Stock       Global   International  International
                            Growth        Index       Equity      Equity        Small Cap
                             Fund         Fund         Fund        Fund           Fund
                          -----------  -----------  ---------- -------------  -------------
NET ASSETS VALUES:
Class A Shares
 Net assets at value....   $4,511,797   $7,639,105  $3,775,181    $6,644,806     $2,512,459
 Shares outstanding.....      393,428      813,165     551,247       935,381        246,693
Net asset value and
 redemption price per
 share..................        $11.47        $9.39      $6.85          $7.10        $10.18
                                ------        -----      -----          -----        ------
Public offering price
 per share (100/94.25 of
 NAV)
 On sales of $100,000 or
 more the offering price
 is reduced.............        $12.17        $9.96      $7.27          $7.53        $10.80
                                ------        -----      -----          -----        ------
Class B Shares
 Net assets at value....  $11,158,140  $21,904,899  $3,120,659    $9,710,381     $5,028,443
 Shares outstanding.....    1,004,490    2,347,741     470,727     1,404,608        520,265
Net asset value,
 offering and redemption
 price per share........        $11.11        $9.33      $6.63          $6.91         $9.67
                                ------        -----      -----          -----         -----
Class C Shares
 Net assets at value....   $2,118,878   $1,385,199  $7,870,493    $2,786,412     $3,727,194
 Shares outstanding.....      190,712      149,366   1,182,520       404,198        383,838
Net asset value,
 offering and redemption
 price per share........        $11.11        $9.27      $6.66          $6.89         $9.71
                                ------        -----      -----          -----         -----
Class I Shares
 Net assets at value....  $11,581,267                            $18,458,011
 Shares outstanding.....    1,002,600                              2,609,314
Net asset value,
 offering and redemption
 price per share........        $11.55                                  $7.07
                                ------                                  -----

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENT OF ASSETS AND LIABILITIES - continued - OCTOBER 31, 2001

--------------------------------------------------------------------------------

                                           Core       High Yield    Municipal    Strategic
                           Balanced        Bond          Bond         Bond        Income
                             Fund          Fund          Fund         Fund         Fund
                          -----------  ------------   -----------  -----------  -----------
ASSETS:
Investments in
 securities, at market
 value*#
 (See accompanying
 Portfolio of
 Investments) (Note 2)..  $44,094,999  $453,448,404   $69,114,419  $16,328,936  $33,472,966
Cash....................          914           723           784            -            -
Investment in State
 Street Bank & Trust
 Company Navigator
 Securities Lending
 Trust held as
 collateral for
 securities on loan, at
 value (Note 2).........            -    13,329,728             -            -      712,180
Receivables:
 Investments sold.......      257,656             -             -    1,028,360        5,798
 Fund shares sold.......        5,290        11,346        66,099            -          424
 Dividends..............       30,232             -             -            -            -
 Interest...............      245,492     4,318,304     1,826,517      195,862      625,140
 Foreign tax withholding
  reclaims..............        4,537             -             -            -        3,900
 From investment
  adviser...............            -             -             -       17,758            -
                          -----------  ------------   -----------  -----------  -----------
  Total Assets..........    44,639,120    471,108,505   71,007,819   17,570,916   34,820,408
                          -----------  ------------   -----------  -----------  -----------
LIABILITIES:
Payables:
 Investments purchased..            -    89,953,864       467,285    1,023,750      995,917
 Fund shares redeemed...      257,359     4,324,646        39,172      128,897      104,140
 Dividends..............            -        13,039        14,414       12,624       74,403
 Dividend and interest
  withholding tax.......            -         5,028         1,250            -           35
 Investment adviser.....       20,283        57,634        20,021            -       68,358
 Custodian and transfer
  agent fees............       13,090        54,484        14,488        6,016        7,222
 Securities lending.....            -    13,329,728             -            -      712,180
 Distribution fee.......       29,504         9,265         4,117          800       22,455
 Due to custodian.......            -             -             -            -      109,876
 Other accrued
  expenses..............       16,877       123,064        27,488        5,715       12,053
                          -----------  ------------   -----------  -----------  -----------
  Total Liabilities.....       337,113    107,870,752      588,235    1,177,802    2,106,639
                          -----------  ------------   -----------  -----------  -----------
NET ASSETS..............   $44,302,007   $363,237,753  $70,419,584  $16,393,114  $32,713,769
                          -----------  ------------   -----------  -----------  -----------
NET ASSETS CONSIST OF:
Undistributed net
 investment income
 (loss) (Note 2)........     $524,794      ($15,527)     $139,968            -     ($42,006)
Accumulated
 undistributed net
 realized gain (loss) on
 investments, foreign
 currency and forward
 foreign currency
 contracts (Note 2).....  (10,224,094)  (10,182,067)  (13,937,962)    ($77,153)  (9,743,988)
Unrealized appreciation
 (depreciation) on:
Investments.............   (3,832,476)   11,349,777    (4,761,405)     700,921   (1,158,576)
Foreign currency and
 forward foreign
 currency contracts.....         (429)            -             -            -         (401)
Capital shares at par
 value of $.001 (Note
 3).....................        6,127        35,294         9,346        1,600        4,214
Additional paid-in
 capital................   57,828,085   362,050,276    88,969,637   15,767,746   43,654,526
                          -----------  ------------   -----------  -----------  -----------
NET ASSETS..............   $44,302,007   $363,237,753  $70,419,584  $16,393,114  $32,713,769
                          -----------  ------------   -----------  -----------  -----------
*Investments in
 securities, at
 identified cost (Note
 2).....................  $47,927,475  $442,098,627   $73,875,824  $15,628,015  $34,631,542
                          -----------  ------------   -----------  -----------  -----------
# Value of securities on
 loan (Note 2)..........           $-   $13,437,714            $-           $-      $85,846
                          -----------  ------------   -----------  -----------  -----------

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENT OF ASSETS AND LIABILITIES - continued - OCTOBER 31, 2001

--------------------------------------------------------------------------------

                                           Core       High Yield   Municipal   Strategic
                           Balanced        Bond          Bond         Bond      Income
                             Fund          Fund          Fund         Fund       Fund
                          -----------  ------------   -----------  ---------- -----------
NET ASSETS VALUES:
Class A Shares
 Net assets at value....    $6,625,694     $5,900,740     $722,440 $8,363,203   $8,477,726
                            ----------     ----------     -------- ----------   ----------
 Shares outstanding.....       918,799        573,447       95,608    817,405    1,091,587
                               -------        -------       ------    -------    ---------
Net asset value and
 redemption price per
 share..................         $7.21         $10.29        $7.56     $10.23        $7.77
                                 -----         ------        -----     ------        -----
Public offering price
 per share (100/94.25 of
 NAV for Balanced, and
 100/95.25 for Core
 Bond, High Yield Bond,
 Municipal Bond and
 Strategic Income) On
 sales of $100,000 or
 more the offering price
 is reduced.............         $7.65         $10.80        $7.94     $10.74        $8.16
                                 -----         ------        -----     ------        -----
Class B Shares
 Net assets at value....   $10,559,525     $6,443,823   $2,910,825 $5,788,311   $9,963,510
                           -----------     ----------   ---------- ----------   ----------
 Shares outstanding.....     1,472,545        628,009      385,608    565,252    1,284,067
                             ---------        -------      -------    -------    ---------
Net asset value,
 offering and redemption
 price per share........         $7.17         $10.26        $7.55     $10.24        $7.76
                                 -----         ------        -----     ------        -----
Class C Shares
 Net assets at value....   $22,368,792     $4,540,884   $2,273,992 $2,241,600  $11,461,173
                           -----------     ----------   ---------- ----------  -----------
 Shares outstanding.....     3,079,335        442,490      301,241    218,888    1,477,028
                             ---------        -------      -------    -------    ---------
Net asset value,
 offering and redemption
 price per share........         $7.26         $10.26        $7.55     $10.24        $7.76
                                 -----         ------        -----     ------        -----
Class I Shares
 Net assets at value....    $4,747,996    $22,782,217   $3,061,824              $2,811,360
                            ----------    -----------   ----------          -   ----------
 Shares outstanding.....       657,150      2,207,675      405,812                 361,239
                               -------      ---------      -------          -      -------
Net asset value,
 offering and redemption
 price per share........         $7.23         $10.32        $7.54                   $7.78
                                 -----         ------        -----                   -----
Class II Shares
 Net assets at value....                 $323,570,089  $61,450,503
                                     -   ------------  -----------
 Shares outstanding.....                   31,443,199    8,158,332
                                     -     ----------    ---------
Net asset value,
 offering and redemption
 price per share........                       $10.29        $7.53
                                               ------        -----

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENT OF ASSETS AND LIABILITIES - continued - OCTOBER 31, 2001

--------------------------------------------------------------------------------

                                              U.S.                   Municipal
                                           Government      Money       Money
                                           Securities     Market       Market
                                              Fund         Fund         Fund
                                           -----------  -----------  ----------
ASSETS:
Investments in securities, at market
 value*
 (See accompanying Portfolio of
 Investments) (Note 2)...................  $67,045,434  $53,949,423  $6,695,511
Cash.....................................          682          349           -
Receivables:
 Investments sold........................      811,264            -           -
 Fund shares sold........................    1,495,604    2,019,432          12
 Interest................................      439,275       89,450      25,028
 From investment adviser.................        6,754       66,610       8,455
                                           -----------  -----------  ----------
  Total Assets...........................    69,799,013   56,125,264  6,729,006
                                           -----------  -----------  ----------

LIABILITIES:
Payables:
 Investments purchased...................   15,076,457            -           -
 Fund shares redeemed....................      729,143    1,016,336          60
 Dividends...............................       58,389        4,720           -
 Custodian and transfer agent fees.......       11,354       10,810       5,875
 Distribution fee........................       26,596            -           -
 Other accrued expenses..................       18,306       17,308       2,272
                                           -----------  -----------  ----------
  Total Liabilities......................    15,920,245    1,049,174      8,207
                                           -----------  -----------  ----------
NET ASSETS...............................   $53,878,768  $55,076,090 $6,720,799
                                           -----------  -----------  ----------

NET ASSETS CONSIST OF:
Accumulated undistributed net realized
 gain (loss) on
 investments (Note 2)....................  $(1,112,092)           -      $6,100
Unrealized appreciation (depreciation)
 on:
Investments..............................    1,510,824            -           -
Capital shares at par value of $.001
 (Note 3)................................        5,250      $55,079       6,714
Additional paid-in capital...............   53,474,786   55,021,011   6,707,985
                                           -----------  -----------  ----------
NET ASSETS...............................   $53,878,768  $55,076,090 $6,720,799
                                           -----------  -----------  ----------
*Investments in securities, at identified
 cost (Note 2)...........................  $65,534,610  $53,949,423  $6,695,511
                                           -----------  -----------  ----------

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENT OF ASSETS AND LIABILITIES - continued - OCTOBER 31, 2001

--------------------------------------------------------------------------------

                                               U.S.                   Municipal
                                            Government      Money       Money
                                            Securities     Market       Market
                                               Fund         Fund         Fund
                                            -----------  -----------  ----------
NET ASSETS VALUES:
Class A Shares
 Net assets at value......................   $35,479,597  $27,255,768 $3,972,038
                                             -----------  ----------- ----------
 Shares outstanding.......................     3,457,730   27,257,048  3,968,188
                                               ---------   ----------  ---------
Net asset value and redemption price per
 share....................................        $10.26        $1.00      $1.00
                                                  ------        -----      -----
Public offering price per share (100/95.25
 of NAV)
 On sales of $100,000 or more the offering
 price is reduced.........................        $10.77
                                                  ------
Class B Shares
 Net assets at value......................   $11,000,551  $11,439,060 $2,612,853
                                             -----------  ----------- ----------
 Shares outstanding.......................     1,071,344   11,439,451  2,610,545
                                               ---------   ----------  ---------
Net asset value, offering and redemption
 price per share..........................        $10.27        $1.00      $1.00
                                                  ------        -----      -----
Class C Shares
 Net assets at value......................    $7,398,620   $8,567,648   $135,908
                                              ----------   ----------   --------
 Shares outstanding.......................       720,540    8,567,564    135,825
                                                 -------    ---------    -------
Net asset value, offering and redemption
 price per share..........................        $10.27        $1.00      $1.00
                                                  ------        -----      -----
Class I Shares
 Net assets at value......................                 $7,813,614
                                                       -   ----------          -
 Shares outstanding.......................                  7,815,418
                                                       -    ---------          -
Net asset value, offering and redemption
 price per share..........................                      $1.00
                                                                -----

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENT OF ASSETS AND LIABILITIES - continued - OCTOBER 31, 2001

--------------------------------------------------------------------------------

                                        Aggressive    Moderate    Conservative
                                          Growth       Growth        Growth
                                         LifeStyle    LifeStyle    LifeStyle
                                           Fund         Fund          Fund
                                        -----------  -----------  ------------
ASSETS:
Investments in securities, at market
 value*
 (See accompanying Portfolio of
 Investments) (Note 2)................  $21,914,981  $26,719,792   $19,426,180
Cash..................................        4,760            -             -
Receivables:
 Investments sold.....................       46,954      116,031        94,681
 Fund shares sold.....................        5,096       32,865         1,760
 Dividends............................        7,730       37,401        40,683
                                        -----------  -----------   -----------
  Total Assets........................   21,979,521   26,906,089    19,563,304
                                        -----------  -----------   -----------

LIABILITIES:
Payables:
 Investments purchased................       59,445      152,941       131,398
 Fund shares redeemed.................       43,931        8,792         2,800
 Investment adviser...................        1,682        2,167         1,562
 Distribution fee.....................        9,607        8,922         6,296
 Due to custodian.....................            -          495         3,965
                                        -----------  -----------   -----------
  Total Liabilities...................      114,665      173,317       146,021
                                        -----------  -----------   -----------
NET ASSETS............................  $21,864,856  $26,732,772   $19,417,283
                                        -----------  -----------   -----------

NET ASSETS CONSIST OF:
Undistributed net investment income
 (loss) (Note 2)......................            -     $112,009      $227,029
Accumulated undistributed net realized
 gain (loss)
 on investments (Note 2)..............  ($5,188,827)  (3,427,317)   (2,339,802)
Unrealized appreciation (depreciation)
 on:
Investments...........................   (3,747,310)  (2,404,146)     (796,169)
Capital shares at par value of $.001
 (Note 3).............................        2,795        3,012         2,069
Additional paid-in capital............   30,798,198   32,449,214    22,324,156
                                        -----------  -----------   -----------
NET ASSETS............................  $21,864,856  $26,732,772   $19,417,283
                                        -----------  -----------   -----------
*Investments in securities, at
 identified cost (Note 2).............  $25,662,291  $29,123,938   $20,222,349
                                        -----------  -----------   -----------

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENT OF ASSETS AND LIABILITIES - continued - OCTOBER 31, 2001

--------------------------------------------------------------------------------


                                          Aggressive    Moderate    Conservative
                                            Growth       Growth        Growth
                                           LifeStyle    LifeStyle    LifeStyle
                                             Fund         Fund          Fund
                                          -----------  -----------  ------------
NET ASSETS VALUES:
Class A Shares
 Net assets at value....................    $3,416,973   $3,876,277   $3,458,874
                                            ----------   ----------   ----------
 Shares outstanding.....................       436,742      436,383      368,676
                                               -------      -------      -------
Net asset value and redemption price per
 share..................................         $7.82        $8.88        $9.38
                                                 -----        -----        -----
Public offering price per share
 (100/94.25 of NAV)
 On sales of $100,000 or more the
 offering price is reduced..............         $8.30        $9.42        $9.95
                                                 -----        -----        -----
Class B Shares
 Net assets at value....................   $12,695,273  $13,411,786   $9,907,787
                                           -----------  -----------   ----------
 Shares outstanding.....................     1,625,275    1,512,208    1,056,430
                                             ---------    ---------    ---------
Net asset value, offering and redemption
 price per share........................         $7.81        $8.87        $9.38
                                                 -----        -----        -----
Class C Shares
 Net assets at value....................      $235,058     $738,025     $641,978
                                              --------     --------     --------
 Shares outstanding.....................        29,857       83,092       68,262
                                                ------       ------       ------
Net asset value, offering and redemption
 price per share........................         $7.87        $8.88        $9.40
                                                 -----        -----        -----
Class I Shares
 Net assets at value....................    $5,517,552   $8,706,684   $5,408,644
                                            ----------   ----------   ----------
 Shares outstanding.....................       703,371      980,489      575,824
                                               -------      -------      -------
Net asset value, offering and redemption
 price per share........................         $7.84        $8.88        $9.39
                                                 -----        -----        -----

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENT OF OPERATIONS - FOR THE YEAR ENDED OCTOBER 31, 2001

--------------------------------------------------------------------------------

                                Growth &      Large Cap       Mid Cap        Mid Cap     Science &
                                 Income         Growth         Growth         Value      Technology
                                  Fund           Fund           Fund          Fund          Fund
                              ------------   ------------   ------------   -----------  ------------
INVESTMENT INCOME:
 Interest....................     $105,912       $205,096        $49,375       $85,371       $67,298
 Dividends (Net of $11,023,
  $75, $1,558, $460 and $966
  withholding tax,
  respectively)..............    3,462,739        341,031        101,561       346,161         9,724
                              ------------   ------------   ------------   -----------  ------------
  Total income...............    3,568,651        546,127        150,936       431,532        77,022
                              ------------   ------------   ------------   -----------  ------------
EXPENSES:
 Distribution fee for Class
  A..........................      151,548         25,045         28,848        12,231        12,873
 Distribution fee for Class
  B..........................      811,938        245,440        200,516        95,899       123,451
 Distribution fee for Class
  C..........................    1,299,044        130,834        138,863        34,831        11,670
 Service fee for Class I.....       57,590         41,804         21,889        29,079         1,031
 Investment adviser fee (Note
  5).........................    1,862,159        547,558        469,847       253,793       154,855
 Custodian fee...............      173,461         50,404         43,824        35,527        26,655
 Transfer agent fee..........      653,034        485,568        350,303       200,127       313,705
 Accounting/administration...      255,530         65,021         56,019        27,505        18,606
 Audit and legal fees........      139,066         37,009         29,487        22,471        14,240
 Miscellaneous...............      295,587         75,766         61,234        30,976        15,692
                              ------------   ------------   ------------   -----------  ------------
 Total expenses before
  expense reductions.........    5,698,957      1,704,449      1,400,830       742,439       692,778
 Expenses paid indirectly
  (Note 9)...................         (207)          (612)          (294)         (487)         (259)
 Reimbursement of expenses by
  adviser (Note 5)...........     (295,939)      (678,497)      (420,022)     (169,031)     (369,514)
                              ------------   ------------   ------------   -----------  ------------
  Net expenses...............    5,402,811      1,025,340        980,514       572,921       323,005
                              ------------   ------------   ------------   -----------  ------------
  Net investment income
   (loss)....................   (1,834,160)      (479,213)      (829,578)     (141,389)     (245,983)
                              ------------   ------------   ------------   -----------  ------------
REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS,
 FOREIGN CURRENCY AND FORWARD
 FOREIGN CURRENCY CONTRACTS:
 Net realized gain (loss) on:
 Investments transactions....   10,076,721    (30,032,659)   (16,850,701)    1,459,325   (13,020,813)
 Foreign currency and
  forward foreign currency
  contracts..................            -              -         (2,172)          (10)       (3,537)
 Change in unrealized
  appreciation (depreciation)
  on:
 Investments.................  (81,992,891)    (6,316,913)   (24,736,710)   (4,238,887)   (3,671,908)
 Translation of foreign
  currency and forward
  foreign currency
  contracts..................            -              5             24             -             -
                              ------------   ------------   ------------   -----------  ------------
  Net gain (loss) on
   investments, foreign
   currency and forward
   foreign currency
   contracts.................  (71,916,170)   (36,349,567)   (41,589,559)   (2,779,572)  (16,696,258)
                              ------------   ------------   ------------   -----------  ------------
Net increase/(decrease) in
 net assets resulting from
 operations.................. ($73,750,330)  ($36,828,780)  $(42,419,137)  ($2,920,961) ($16,942,241)
                              ------------   ------------   ------------   -----------  ------------

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENT OF OPERATIONS - FOR THE YEAR ENDED OCTOBER 31, 2001

--------------------------------------------------------------------------------

                               Small Cap        Stock        Global      International  International
                                 Growth         Index        Equity         Equity        Small Cap
                                  Fund          Fund          Fund           Fund           Fund
                              ------------   -----------  ------------   -------------  -------------
INVESTMENT INCOME:
 Interest...................      $124,685      $144,177       $47,371        $144,206        $41,468
 Dividends (Net of $6,
  $1,814, $23,742, $92,193
  and $33,595 withholding
  tax, respectively)........        16,516       382,763       209,412         692,621        239,772
                              ------------   -----------  ------------     -----------   ------------
  Total income..............       141,201       526,940       256,783         836,827        281,240
                              ------------   -----------  ------------     -----------   ------------
EXPENSES:
 Distribution fee for Class
  A.........................        19,946        28,384        21,782          25,821         14,145
 Distribution fee for Class
  B.........................       126,447       236,014        59,852         141,404         81,980
 Distribution fee for Class
  C.........................        26,752        11,976       122,468          36,121         63,078
 Service fee for Class I....        30,277           --              -          46,805              -
 Investment adviser fee
  (Note 5)..................       314,733        88,853       220,100         394,668        194,746
 Custodian fee..............        35,012        26,388        48,092         144,456        402,390
 Transfer agent fee.........       356,428       287,777       204,910         296,412        162,357
 Accounting/administration..        34,794        32,363         9,413          41,128         20,312
 Audit and legal fees.......        25,088        22,165             -          27,800          8,413
 Miscellaneous..............        47,510        32,362        36,047          82,189         36,181
                              ------------   -----------  ------------     -----------   ------------
 Total expenses before
  expense reductions........     1,016,987       766,282       722,664       1,236,804        983,602
 Expenses paid indirectly
  (Note 9)..................          (764)         (260)         (239)           (297)          (806)
 Reimbursement of expenses
  by adviser (Note 5).......      (443,778)     (362,069)     (105,282)       (424,974)      (534,731)
                              ------------   -----------  ------------     -----------   ------------
  Net expenses..............       572,445       403,953       617,143         811,533        448,065
                              ------------   -----------  ------------     -----------   ------------
  Net investment income
   (loss)...................      (431,244)      122,987      (360,360)         25,294       (166,825)
                              ------------   -----------  ------------     -----------   ------------
REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS,
 FUTURES CONTRACTS, FOREIGN
 CURRENCY AND FORWARD
 FOREIGN CURRENCY CONTRACTS:
 Net realized gain (loss)
  on:
 Investments transactions...    (7,186,432)      (92,698)   (9,638,727)     (1,743,296)    (9,918,115)
 Futures contracts..........             -      (946,028)            -         348,063              -
 Foreign currency and
  forward foreign currency
  contracts.................             -             -       (26,299)        244,846       (311,372)
 Change in unrealized
  appreciation
  (depreciation) on:
 Investments................    (6,099,836)   (8,980,472)   (1,774,036)     (8,662,975)      (164,921)
 Futures contracts..........             -       118,837             -         (53,808)             -
 Translation of foreign
  currency and forward
  foreign currency
  contracts.................             -             -         3,746           8,237            224
                              ------------   -----------  ------------     -----------   ------------
  Net gain (loss) on
   investments, futures
   contracts, foreign
   currency and forward
   foreign currency
   contracts................   (13,286,268)   (9,900,361)  (11,435,316)     (9,858,933)   (10,394,184)
                              ------------   -----------  ------------     -----------   ------------
Net increase/(decrease) in
 net assets resulting from
 operations.................  ($13,717,512)  ($9,777,374) ($11,795,676)    ($9,833,639)  ($10,561,009)
                              ------------   -----------  ------------     -----------   ------------

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENT OF OPERATIONS - FOR THE YEAR ENDED OCTOBER 31, 2001

--------------------------------------------------------------------------------

                                                          High Yield   Municipal   Strategic
                                Balanced      Core Bond      Bond         Bond       Income
                                  Fund          Fund         Fund         Fund        Fund
                              ------------   -----------  -----------  ----------  ----------
INVESTMENT INCOME:
 Interest (net of $29,651
  withholding tax in Core
  Bond).....................    $1,431,625   $23,241,540   $7,829,238    $931,091  $3,700,483
 Mortgage dollar roll
  income....................             -     1,568,815            -           -       1,523
 Dividends (Net of $650
  withholding tax in
  Balanced).................       386,799         1,250      101,250           -      49,974
                              ------------   -----------  -----------  ----------  ----------
  Total income..............     1,818,424    24,811,605    7,930,488     931,091   3,751,980
                              ------------   -----------  -----------  ----------  ----------
EXPENSES:
 Distribution fee for Class
  A.........................        26,371        16,262        1,757      12,615      25,756
 Distribution fee for Class
  B.........................       129,341        47,597       25,062      70,488     129,818
 Distribution fee for Class
  C.........................       298,258        33,296       14,342      31,293     122,492
 Service fee for Class I....        13,327        55,046        4,944         --        6,829
 Investment adviser fee
  (Note 5)..................       427,908     2,030,057      565,423     111,529     264,911
 Custodian fee..............        37,158       233,439       40,022      13,766      14,812
 Transfer agent fee.........       181,547       396,741      135,681      87,913     123,317
 Accounting/administration..        48,581       341,701       65,006      17,422      27,078
 Audit and legal fees.......        25,109       231,939       43,405      16,475      21,194
 Miscellaneous..............        64,238       361,699       70,708      27,226      43,274
                              ------------   -----------  -----------  ----------  ----------
 Total expenses before
  expense reductions........     1,251,838     3,747,777      966,350     388,727     779,481
 Expenses paid indirectly
  (Note 9)..................          (208)         (712)      (5,626)       (748)     (3,711)
 Reimbursement of expenses
  by adviser (Note 5).......       (70,710)     (127,278)    (123,149)   (108,684)    (62,283)
                              ------------   -----------  -----------  ----------  ----------
  Net expenses..............     1,180,920     3,619,787      837,575     279,295     713,487
                              ------------   -----------  -----------  ----------  ----------
  Net investment income.....       637,504    21,191,818    7,092,913     651,796   3,038,493
                              ------------   -----------  -----------  ----------  ----------
REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS,
 FOREIGN CURRENCY AND
 FORWARD FOREIGN CURRENCY
 CONTRACTS:
 Net realized gain (loss)
  on:
 Investments transactions...    (7,841,006)    9,371,745  (10,215,530)    226,555  (2,286,351)
 Foreign currency and
  forward foreign currency
  contracts.................        (7,450)            -            -           -     (49,427)
 Change in unrealized
  appreciation
  (depreciation) on:
 Investments................    (7,340,259)   13,844,059    1,831,284     754,989   1,337,414
 Translation of foreign
  currency and forward
  foreign currency
  contracts.................           557             -            -           -      30,086
                              ------------   -----------  -----------  ----------  ----------
  Net gain (loss) on
   investments, foreign
   currency and forward
   foreign currency
   contracts................   (15,188,158)   23,215,804   (8,384,246)    981,544    (968,278)
                              ------------   -----------  -----------  ----------  ----------
Net increase/(decrease) in
 net assets resulting from
 operations.................  ($14,550,654)  $44,407,622  ($1,291,333) $1,633,340  $2,070,215
                              ------------   -----------  -----------  ----------  ----------

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENT OF OPERATIONS - FOR THE YEAR ENDED OCTOBER 31, 2001

--------------------------------------------------------------------------------

                                                U.S.                 Municipal
                                             Government    Money       Money
                                             Securities    Market      Market
                                                Fund        Fund        Fund
                                             ----------  ----------  ---------
INVESTMENT INCOME:
 Interest..................................  $3,119,545  $2,529,734   $222,059
                                             ----------  ----------  ---------
  Total income.............................   3,119,545   2,529,734    222,059
                                             ----------  ----------  ---------
EXPENSES:
 Distribution fee for Class A..............     113,831           -          -
 Distribution fee for Class B..............      95,721           -          -
 Distribution fee for Class C..............      72,662           -          -
 Investment adviser fee (Note 5)...........     296,168     102,397     24,551
 Custodian fee.............................      36,345      31,776      4,707
 Transfer agent fee........................     127,064     304,318     91,356
 Accounting/administration.................      43,084      48,204      6,945
 Audit and legal fees......................      31,577      39,560      4,597
 Miscellaneous.............................      56,940      57,270      6,832
                                             ----------  ----------  ---------
 Total expenses before expense reductions..     873,392     583,525    138,988
 Expenses paid indirectly (Note 9).........        (265)        (80)    (1,308)
 Reimbursement of expenses by adviser (Note
  5).......................................    (130,627)   (190,495)   (82,773)
                                             ----------  ----------  ---------
  Net expenses.............................     742,500     392,950     54,907
                                             ----------  ----------  ---------
  Net investment income....................   2,377,045   2,136,784    167,152
                                             ----------  ----------  ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss) on:
 Investments transactions..................   1,609,690         771      6,100
 Change in unrealized appreciation
  (depreciation) on:
 Investments...............................   2,040,802           -          -
                                             ----------  ----------  ---------
  Net gain (loss) on investments...........   3,650,492         771      6,100
                                             ----------  ----------  ---------
Net increase/(decrease) in net assets
 resulting from operations.................  $6,027,537  $2,137,555   $173,252
                                             ----------  ----------  ---------

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENT OF OPERATIONS - FOR THE YEAR ENDED OCTOBER 31, 2001

--------------------------------------------------------------------------------

                                        Aggressive    Moderate    Conservative
                                          Growth       Growth        Growth
                                         LifeStyle    LifeStyle    LifeStyle
                                           Fund         Fund          Fund
                                        -----------  -----------  ------------
INVESTMENT INCOME:
 Dividends............................   $1,267,892   $1,371,798    $1,116,823
                                        -----------  -----------   -----------
  Total income........................    1,267,892    1,371,798     1,116,823
                                        -----------  -----------   -----------
EXPENSES:
 Distribution fee for Class A.........        3,780        4,043         3,509
 Distribution fee for Class B.........      101,162       99,009        77,394
 Distribution fee for Class C.........        1,544        4,029         3,791
 Investment adviser fee (Note 5)......       22,571       25,037        19,341
                                        -----------  -----------   -----------
  Total expenses......................      129,057      132,118       104,035
                                        -----------  -----------   -----------
  Net investment income...............    1,138,835    1,239,680     1,012,788
                                        -----------  -----------   -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss) on:
 Investments transactions.............   (5,634,965)  (3,844,586)   (2,450,494)
 Change in unrealized appreciation
  (depreciation) on:
 Investments..........................   (2,073,257)  (1,549,213)     (269,158)
                                        -----------  -----------   -----------
  Net gain (loss) on investments......   (7,708,222)  (5,393,799)   (2,719,652)
                                        -----------  -----------   -----------
Net increase/(decrease) in net assets
 resulting from operations............  ($6,569,387) ($4,154,119)  ($1,706,864)
                                        -----------  -----------   -----------

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                Growth & Income             Large Cap Growth           Mid Cap Growth
                                     Fund                         Fund                      Fund
                          ---------------------------   ------------------------  ------------------------
                           Year ended     Year ended    Year ended   Year ended   Year ended   Year ended
                            10/31/01       10/31/00      10/31/01     10/31/00     10/31/01     10/31/00
                          ------------   ------------   -----------  -----------  -----------  -----------
OPERATIONS:
 Net investment income
  (loss)................   ($1,834,160)   ($2,757,563)    ($479,213)   ($924,855)   ($829,578) ($1,121,488)
 Net realized gain
  (loss) on:
 Investment
  transactions..........    10,076,721     34,507,070   (30,032,659)   8,263,343  (16,850,701)  13,547,675
 Futures contracts......             -              -             -      (12,436)           -            -
 Foreign currency and
  forward foreign
  currency contracts....             -              -             -       (1,518)      (2,172)        (184)
 Change in unrealized
  appreciation
  (depreciation) on:
 Investment
  transactions..........   (81,992,891)   (28,936,197)   (6,316,913)  (9,827,527) (24,736,710)   1,554,570
 Foreign currency and
  forward foreign
  currency contracts....             -             12             5          (12)          24          (24)
                          ------------   ------------   -----------  -----------  -----------  -----------
Net increase (decrease)
 in net assets resulting
 from operations........   (73,750,330)     2,813,322   (36,828,780)  (2,503,005) (42,419,137)  13,980,549
DISTRIBUTIONS FROM:
 Net realized gains on
  investments and
  foreign currency
  transactions
 Class A................    (4,562,705)    (3,116,646)      (75,201)  (1,540,626)           -   (2,829,727)
 Class B................   (10,437,795)    (9,002,149)     (277,362)  (5,453,064)           -   (8,060,558)
 Class C................   (16,282,653)   (13,236,487)     (174,496)  (4,765,012)           -   (7,126,908)
 Class I................    (1,087,347)             -      (158,655)  (1,547,819)           -   (1,875,158)
 In excess of capital
 Class A................             -              -        (1,857)           -            -            -
 Class B................             -              -        (6,848)           -            -            -
 Class C................             -              -        (4,308)           -            -            -
 Class I................             -              -        (3,918)           -            -            -
 Return of capital
 Class A................             -              -             -            -            -      (13,112)
 Class B................             -              -             -            -            -      (37,349)
 Class C................             -              -             -            -            -      (33,023)
 Class I................             -              -             -            -            -       (8,689)
Increase (decrease) in
 net assets from capital
 share transactions
 (Note 3)...............     6,993,573     58,168,030    (2,409,345)  59,674,609     (689,108)  40,167,528
                          ------------   ------------   -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets.............   (99,127,257)    35,626,070   (39,940,770)  43,865,083  (43,108,245)  34,163,553
Net assets at beginning
 of period..............   333,588,225    297,962,155    86,155,735   42,290,652   76,256,528   42,092,975
                          ------------   ------------   -----------  -----------  -----------  -----------
Net assets at end of
 period.................  $234,460,968   $333,588,225   $46,214,965  $86,155,735  $33,148,283  $76,256,528
                          ------------   ------------   -----------  -----------  -----------  -----------
Undistributed net
 investment income
 (loss).................            $-             $-            $-           $-           $-           $-
                          ------------   ------------   -----------  -----------  -----------  -----------

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

-------------------------------------------------------------------------------

                                Mid Cap Value            Science & Technology         Small Cap Growth
                                     Fund                        Fund                       Fund
                          --------------------------  --------------------------  ------------------------
                          Year ended    Year ended    Year ended    3/01/00* to   Year ended   Year ended
                           10/31/01    10/31/00(/1/)   10/31/01    10/31/00(/2/)   10/31/01     10/31/00
                          -----------  -------------  -----------  -------------  -----------  -----------
OPERATIONS:
 Net investment income
  (loss)................    ($141,389)      ($56,913)   ($245,983)     ($110,297)   ($431,244)   ($142,291)
 Net realized gain
  (loss) on:
 Investment
  transactions..........    1,459,325      1,363,892  (13,020,813)    (1,715,633)  (7,186,432)   2,190,821
 Foreign currency and
  forward foreign
  currency contracts....          (10)             -       (3,537)        (2,189)           -            -
 Change in unrealized
  appreciation
  (depreciation) on:
 Investment
  transactions..........   (4,238,887)     3,297,838   (3,671,908)      (779,663)  (6,099,836)  (4,046,826)
                          -----------    -----------  -----------    -----------  -----------  -----------
Net increase (decrease)
 in net assets resulting
 from operations........   (2,920,961)     4,604,817  (16,942,241)    (2,607,782) (13,717,512)  (1,998,296)
DISTRIBUTIONS FROM:
 Net realized gains on
  investments and
  foreign currency
  transactions
 Class A................      (16,058)      (379,796)           -              -       (3,170)    (358,063)
 Class B................      (41,694)    (1,040,334)           -              -       (5,473)    (816,827)
 Class C................       (5,739)       (29,983)           -              -       (1,152)    (187,658)
 Class I................      (59,848)      (845,335)           -              -       (4,890)    (762,342)
 Class II...............            -       (181,253)           -              -            -            -
 In excess of capital
 Class A................            -              -            -              -         (285)           -
 Class B................            -              -            -              -         (492)           -
 Class C................            -              -            -              -         (104)           -
 Class I................            -              -            -              -         (439)           -
Increase (decrease) in
 net assets from capital
 share transactions
 (Note 3)...............   10,324,827     10,957,731    8,717,906     24,674,261    4,263,824   41,638,630
                          -----------    -----------  -----------    -----------  -----------  -----------
Increase (decrease) in
 net assets.............    7,280,527     13,085,847   (8,224,335)    22,066,479   (9,469,693)  37,515,444
Net assets at beginning
 of period..............   22,332,700      9,246,853   22,066,479            --    38,839,775    1,324,331
                          -----------    -----------  -----------    -----------  -----------  -----------
Net assets at end of
 period.................  $29,613,227    $22,332,700  $13,842,144    $22,066,479  $29,370,082  $38,839,775
                          -----------    -----------  -----------    -----------  -----------  -----------
Undistributed net
 investment income
 (loss).................           $-             $-           $-             $-           $-           $-
                          -----------    -----------  -----------    -----------  -----------  -----------

---------------------
*    Commencement of operations
(/1/)Includes the financial results of the AGSPC2 Mid Cap Value Fund which was reorganized into North American Mid Cap Value on July 7, 2000. (/2/)IncludesTthe financial results of the AGSPC2 Science & Technology Fund which was reorganized into North American Science & Technology on July 7, 2000.

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                 Stock Index                   Global             International Equity
                                     Fund                   Equity Fund                   Fund
                          --------------------------  ------------------------  ------------------------
                          Year ended    3/01/00* to   Year ended   Year ended   Year ended   Year ended
                           10/31/01    10/31/00(/1/)   10/31/01     10/31/00     10/31/01     10/31/00
                          -----------  -------------  -----------  -----------  -----------  -----------
OPERATIONS:
 Net investment income
  (loss)................     $122,987       $169,521    ($360,360)   ($547,886)     $25,294    ($241,282)
 Net realized gain
  (loss) on:
 Investment
  transactions..........      (92,698)         8,715   (9,638,727)  (2,278,794)  (1,743,296)   6,800,924
 Futures contracts......     (946,028)       164,278            -            -      348,063      (90,708)
 Foreign currency and
  forward foreign
  currency contracts....            -              -      (26,299)     592,673      244,846      (99,012)
 Change in unrealized
  appreciation
  (depreciation) on:
 Investment
  transactions..........   (8,980,472)       678,065   (1,774,036)  (9,923,239)  (8,662,975) (10,872,098)
 Futures contracts......      118,837       (211,262)           -            -      (53,808)     (14,920)
 Foreign currency and
  forward foreign
  currency contracts....            -              -        3,746     (149,268)       8,237      548,727
                          -----------    -----------  -----------  -----------  -----------  -----------
Net increase (decrease)
 in net assets resulting
 from operations........   (9,777,374)       809,317  (11,795,676) (12,306,514)  (9,833,639)  (3,968,369)
DISTRIBUTIONS FROM:
 Net investment income
 Class A................      (92,075)       (52,418)           -            -            -      (33,276)
 Class B................      (71,582)       (35,387)           -            -            -      (19,674)
 Class C................       (1,840)           (19)           -            -            -       (9,233)
 Net realized gains on
  investments and
  foreign currency
  transactions
 Class A................            -        (42,201)           -   (1,483,161)    (945,564)    (307,060)
 Class B................            -       (114,330)           -   (3,256,058)  (2,602,660)  (1,068,998)
 Class C................            -              -            -   (5,705,060)    (640,247)    (499,719)
 Class I................            -              -            -            -   (2,527,772)           -
Increase (decrease) in
 net assets from capital
 share transactions
 (Note 3)...............    6,862,842     12,770,017  (11,686,070) (22,339,662)   7,050,725   28,059,117
                          -----------    -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets.............   (3,080,029)    13,334,979  (23,481,746) (45,090,455)  (9,499,157)  22,152,788
Net assets at beginning
 of period..............   34,009,232     20,674,253   38,248,079   83,338,534   47,098,767   24,945,979
                          -----------    -----------  -----------  -----------  -----------  -----------
Net assets at end of
 period.................  $30,929,203    $34,009,232  $14,766,333  $38,248,079  $37,599,610  $47,098,767
                          -----------    -----------  -----------  -----------  -----------  -----------
Undistributed net
 investment income
 (loss).................      $41,204        $83,714           $-       $1,969     $252,691       $6,160
                          -----------    -----------  -----------  -----------  -----------  -----------

---------------------
*     Commencement of operations
(/1/) Includes the financial results of the AGSPC2 Stock Index Fund which was reorganized into North American Stock Index on July 7, 2000.

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                          International Small Cap           Balanced                   Core Bond
                                    Fund                      Fund                       Fund
                          ------------------------  ------------------------  ---------------------------
                          Year ended   Year ended   Year ended   Year ended    Year ended     Year ended
                           10/31/01     10/31/00     10/31/01     10/31/00      10/31/01       10/31/00
                          -----------  -----------  -----------  -----------  ------------   ------------
OPERATIONS:
 Net investment income
  (loss)................    ($166,825)   ($526,242)    $637,504     $604,892   $21,191,818     $7,055,205
 Net realized gain
  (loss) on:
 Investment
  transactions..........   (9,918,115)   2,239,050   (7,841,006)  (2,311,814)    9,371,745     (6,875,365)
 Foreign currency and
  forward foreign
  currency contracts....     (311,372)    (237,008)      (7,450)      52,789             -              -
 Change in unrealized
  appreciation
  (depreciation) on:
 Investment
  transactions..........     (164,921)  (1,519,207)  (7,340,259)   4,340,304    13,844,059      5,847,043
 Foreign currency and
  forward foreign
  currency contracts....          224       (1,205)         557         (853)            -              -
                          -----------  -----------  -----------  -----------  ------------   ------------
Net increase (decrease)
 in net assets resulting
 from operations........  (10,561,009)     (44,612) (14,550,654)   2,685,318    44,407,622      6,026,883
DISTRIBUTIONS FROM:
 Net investment income
 Class A................            -            -      (93,264)    (155,664)     (228,774)      (207,981)
 Class B................            -            -      (85,846)    (275,166)     (227,022)      (243,095)
 Class C................            -            -     (202,036)  (1,059,003)     (139,629)      (192,049)
 Class I................            -            -      (75,342)         (18)   (1,126,968)      (348,474)
 Class II...............            -            -            -            -   (17,433,677)    (5,963,986)
 Net realized gains on
  investments and
  foreign currency
  transactions
 Class A................     (263,863)    (662,245)           -     (714,922)            -              -
 Class B................     (649,712)  (1,814,636)           -   (1,649,177)            -              -
 Class C................     (521,890)  (1,423,034)           -   (6,385,744)            -              -
 In excess of net
  investment income
 Class A................            -            -            -            -        (3,894)        (4,740)
 Class B................            -            -            -            -        (3,864)        (5,541)
 Class C................            -            -            -            -        (2,376)        (4,377)
 Class I................            -            -            -            -       (19,180)        (7,943)
 Class II...............            -            -            -            -      (296,711)      (135,934)
 Return of capital
 Class A................            -            -            -            -             -        (23,205)
 Class B................            -            -            -            -             -        (27,123)
 Class C................            -            -            -            -             -        (21,427)
 Class I................            -            -            -            -             -        (38,880)
 Class II...............            -            -            -            -             -       (665,413)
Increase (decrease) in
 net assets from capital
 share transactions
 (Note 3)...............   (4,295,782)  15,806,860   (7,373,161)     673,750   (11,073,776)   338,854,539
                          -----------  -----------  -----------  -----------  ------------   ------------
Increase (decrease) in
 net assets.............  (16,292,256)  11,862,333  (22,380,303)  (6,880,626)   13,851,751    336,991,254
Net assets at beginning
 of period..............   27,560,352   15,698,019   66,682,310   73,562,936   349,386,002     12,394,748
                          -----------  -----------  -----------  -----------  ------------   ------------
Net assets at end of
 period.................  $11,268,096  $27,560,352  $44,302,007  $66,682,310  $363,237,753   $349,386,002
Undistributed net
 investment income
 (loss).................           $-           $-     $524,794     $438,881      $(15,527)     $(509,240)
                          -----------  -----------  -----------  -----------  ------------   ------------

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                               High Yield Bond             Municipal Bond            Strategic Income
                                     Fund                       Fund                       Fund
                          --------------------------  -------------------------  -------------------------
                          Year ended    Year ended    Year ended    Year ended   Year ended    Year ended
                           10/31/01    10/31/00(/1/)   10/31/01      10/31/00     10/31/01      10/31/00
                          -----------  -------------  -----------   -----------  -----------   -----------
OPERATIONS:
 Net investment income
  (loss)................   $7,092,913     $6,741,510     $651,796      $542,222   $3,038,493    $3,480,059
 Net realized gain
  (loss) on:
 Investment
  transactions..........  (10,215,530)    (3,080,092)     226,555         3,924   (2,286,351)   (3,322,029)
 Foreign currency and
  forward foreign
  currency contracts....            -           (132)           -             -      (49,427)     (340,136)
 Change in unrealized
  appreciation
  (depreciation) on:
 Investment
  transactions..........    1,831,284     (3,547,402)     754,989       228,763    1,337,414     7,259,822
 Foreign currency and
  forward foreign
  currency contracts....            -              -            -             -       30,086       (26,116)
                          -----------    -----------  -----------   -----------  -----------   -----------
Net increase (decrease)
 in net assets resulting
 from operations........   (1,291,333)       113,884    1,633,340       774,909    2,070,215     7,051,600
DISTRIBUTIONS FROM:
 Net investment income
 Class A................      (50,183)       (19,839)    (333,490)     (241,752)    (664,338)     (563,766)
 Class B................     (236,249)      (108,244)    (219,739)     (179,259)  (1,079,453)   (1,257,549)
 Class C................     (133,223)        (6,579)     (98,567)     (120,948)  (1,022,493)   (1,150,833)
 Class I................     (201,028)        (1,395)           -             -     (249,619)      (58,485)
 Class II...............   (6,579,260)    (6,393,004)           -             -            -             -
 In excess of net
  investment income
 Class A................            -              -            -             -            -       (24,282)
 Class B................            -              -            -             -            -       (54,164)
 Class C................            -              -            -             -            -       (49,567)
 Class I................            -              -            -             -            -        (2,519)
 Return of capital
 Class A................            -              -            -             -            -       (78,951)
 Class B................            -              -            -             -            -      (176,110)
 Class C................            -              -            -             -            -      (161,165)
 Class I................            -              -            -             -            -        (8,190)
Increase (decrease) in
 net assets from capital
 share transactions
 (Note 3)...............   13,770,624      8,349,306   (1,075,540)    3,691,639   (3,602,500)  (17,290,100)
                          -----------    -----------  -----------   -----------  -----------   -----------
Increase (decrease) in
 net assets.............    5,279,348      1,934,129      (93,996)    3,924,589   (4,548,188)  (13,824,081)
Net assets at beginning
 of period..............   65,140,236     63,206,107   16,487,110    12,562,521   37,261,957    51,086,038
                          -----------    -----------  -----------   -----------  -----------   -----------
Net assets at end of
 period.................  $70,419,584    $65,140,236  $16,393,114   $16,487,110  $32,713,769   $37,261,957
                          -----------    -----------  -----------   -----------  -----------   -----------
Undistributed net
 investment income
 (loss).................     $139,968       $215,412           $-            $-     $(42,006)       $1,756
                          -----------    -----------  -----------   -----------  -----------   -----------

---------------------
(/1/)Includes the financial results of the AGSPC2 High Yield Bond Fund which was reorganized into North American High Yield Bond on July 7, 2000.

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

-------------------------------------------------------------------------------

                            U.S. Government Securities           Money             Municipal Money Market
                                       Fund                   Market Fund                   Fund
                          ----------------------------  ------------------------  -------------------------
                           Year ended     Year ended    Year ended   Year ended   Year ended   Year ended
                            10/31/01       10/31/00      10/31/01     10/31/00     10/31/01   10/31/00(/1/)
                          -------------  -------------  -----------  -----------  ----------  -------------
OPERATIONS:
 Net investment income
  (loss)................     $2,377,045     $2,821,328   $2,136,784   $1,580,405    $167,152       $203,329
 Net realized gain
  (loss) on:
 Investment
  transactions..........      1,609,690     (1,146,358)         771            -       6,100              -
 Change in unrealized
  appreciation
  (depreciation) on:
 Investment
  transactions..........      2,040,802        759,341            -            -           -              -
                          -------------  -------------  -----------  -----------  ----------     ----------
Net increase (decrease)
 in net assets resulting
 from operations........      6,027,537      2,434,311    2,137,555    1,580,405     173,252        203,329
DISTRIBUTIONS FROM:
 Net investment income
 Class A................     (1,609,805)    (1,814,535)  (1,154,505)    (772,737)   (100,073)      (132,291)
 Class B................       (420,759)      (500,572)    (371,505)    (290,963)    (63,903)       (70,804)
 Class C................       (320,789)      (442,305)    (329,956)    (407,623)     (3,176)          (234)
 Class I................              -              -     (280,818)    (109,082)          -              -
 In excess of net
  investment income
 Class A................       (112,221)             -            -            -           -              -
 Class B................        (29,332)             -            -            -           -              -
 Class C................        (22,363)             -            -            -           -              -
 Return of capital
 Class A................              -       (119,523)           -            -           -              -
 Class B................              -        (32,973)           -            -           -              -
 Class C................              -        (29,135)           -            -           -              -
Increase (decrease) in
 net assets from capital
 share transactions
 (Note 3)...............      5,725,929    (13,043,070)   8,049,837   27,800,384    (622,220)       844,619
                          -------------  -------------  -----------  -----------  ----------     ----------
Increase (decrease) in
 net assets.............      9,238,197    (13,547,802)   8,050,608   27,800,384    (616,120)       844,619
Net assets at beginning
 of period..............     44,640,571     58,188,373   47,025,482   19,225,098   7,336,919      6,492,300
                          -------------  -------------  -----------  -----------  ----------     ----------
Net assets at end of
 period.................    $53,878,768    $44,640,571  $55,076,090  $47,025,482  $6,720,799     $7,336,919
                          -------------  -------------  -----------  -----------  ----------     ----------
Undistributed net
 investment income
 (loss).................             $-      ($433,764)          $-           $-          $-             $-
                          -------------  -------------  -----------  -----------  ----------     ----------

---------------------
(/1/)Includes the financial results of the AGSPC2 Municipal Money Market Fund which was reorganized into North American Municipal Money Market on July 7, 2000.

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

-------------------------------------------------------------------------------

                              Aggressive Growth            Moderate Growth           Conservative Growth
                                  LifeStyle                   LifeStyle                   LifeStyle
                                     Fund                        Fund                        Fund
                          --------------------------  --------------------------  --------------------------
                          Year ended    Year ended    Year ended    Year ended    Year ended    Year ended
                           10/31/01    10/31/00(/1/)   10/31/01    10/31/00(/2/)   10/31/01    10/31/00(/3/)
                          -----------  -------------  -----------  -------------  -----------  -------------
OPERATIONS:
 Net investment income
  (loss)................   $1,138,835     $1,895,097   $1,239,680     $1,378,657   $1,012,788     $1,088,949
 Net realized gain
  (loss) on:
 Investment
  transactions..........   (5,634,965)     2,315,208   (3,844,586)     1,725,763   (2,450,494)     1,266,446
 Change in unrealized
  appreciation
  (depreciation) on:
 Investment
  transactions..........   (2,073,257)    (2,664,043)  (1,549,213)    (1,594,261)    (269,158)      (993,763)
                          -----------    -----------  -----------    -----------  -----------    -----------
Net increase (decrease)
 in net assets resulting
 from operations........   (6,569,387)     1,546,262   (4,154,119)     1,510,159   (1,706,864)     1,361,632
DISTRIBUTIONS FROM:
 Net investment income
 Class A................      (92,554)      (226,879)    (121,890)      (169,786)    (113,463)      (124,818)
 Class B................     (303,421)      (689,398)    (358,375)      (519,113)    (323,290)      (414,293)
 Class C................       (4,253)             -       (5,990)          (187)      (7,646)           (67)
 Class I................     (119,238)      (262,331)    (177,985)      (208,960)    (148,339)      (156,504)
 Class II...............            -        (52,621)           -        (48,561)           -        (42,954)
 Net realized gains on
  investments and
  foreign currency
  transactions
 Class A................     (550,156)       (24,592)    (398,753)       (15,414)    (315,942)       (16,902)
 Class B................   (1,910,717)       (68,467)  (1,232,240)       (48,559)    (958,817)       (57,065)
 Class C................      (29,011)             -      (24,654)             -      (20,326)             -
 Class I................     (672,123)       (19,815)    (553,984)       (12,830)    (408,729)       (14,923)
 Class II...............            -        (18,542)           -        (11,178)           -        (12,830)
 In excess of net
  investment income
 Class A................      (64,344)             -            -              -            -              -
 Class B................     (210,939)             -            -              -            -              -
 Class C................       (2,956)             -            -              -            -              -
 Class I................      (82,894)             -            -              -            -              -
Increase (decrease) in
 net assets from capital
 share transactions
 (Note 3)...............    9,774,317     12,632,538   12,899,716      9,937,957    5,011,702      7,305,706
                          -----------    -----------  -----------    -----------  -----------    -----------
Increase (decrease) in
 net assets.............     (837,676)    12,816,155    5,871,726     10,413,528    1,008,286      7,826,982
Net assets at beginning
 of period..............   22,702,532      9,886,377   20,861,046     10,447,518   18,408,997     10,582,015
                          -----------    -----------  -----------    -----------  -----------    -----------
Net assets at end of
 period.................  $21,864,856    $22,702,532  $26,732,772    $20,861,046  $19,417,283    $18,408,997
                          -----------    -----------  -----------    -----------  -----------    -----------
Undistributed net
 investment income
 (loss).................           $-       $217,388     $112,009       $217,410     $227,029       $224,479
                          -----------    -----------  -----------    -----------  -----------    -----------

---------------------
(/1/)Includes the financial results of the AGSPC2 Aggressive Growth LifeStyle
     Fund which was reorganized into North American Aggressive Growth LifeStyle on July 7, 2000.
(/2/)Includes the financial results of the AGSPC2 Moderate Growth LifeStyle
     Fund which was reorganized into North American Moderate Growth LifeStyle on July 7, 2000.
(/3/)Includes the financial results of the AGSPC2 Conservative Growth
     LifeStyle Fund which was reorganized into North American Conservative Growth LifeStyle on July 7, 2000.

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)

--------------------------------------------------------------------------------

                                         Growth & Income Fund
                            ---------------------------------------------------
                                                Class A
                            ---------------------------------------------------
                              Year       Year       Year       Year      Year
                              ended      ended      ended     ended     ended
                            10/31/01*  10/31/00*  10/31/99*  10/31/98  10/31/97
--------------------------------------------------------------------------------
Net Asset Value, Beginning
 of Period                     $27.06     $28.78     $24.26    $21.77    $17.56
--------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                 (0.04)     (0.09)      0.03      0.08      0.14
 Net realized and
  unrealized gain/(loss) on
  investments and foreign
  currency                      (5.55)      0.80       5.45      4.14      5.26
                                ------------------------------------------------
 Total from investment
  operations                    (5.59)      0.71       5.48      4.22      5.40
                                ------------------------------------------------
Distributions
 Dividends from net
  investment income                 -          -          -         -     (0.15)
 Distributions from
  realized capital gains        (2.66)     (2.43)     (0.96)    (1.70)    (1.04)
 Distributions in excess of
  net investment income             -          -          -     (0.03)        -
                                ------------------------------------------------
 Total distributions            (2.66)     (2.43)     (0.96)    (1.73)    (1.19)
--------------------------------------------------------------------------------
Net Asset Value, End of
 Period                        $18.81     $27.06     $28.78    $24.26    $21.77
--------------------------------------------------------------------------------
Total Return                  (22.24%)     2.39%     23.11%    20.82%    31.95%
--------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net assets, end of period
  (000's)                     $39,683    $46,581    $37,210   $42,916   $34,186
 Ratio of total expenses to
  average net assets            1.46%      1.45%      1.34%     1.34%     1.34%
 Ratio of net investment
  income (loss) to average
  net assets                   (0.18%)    (0.33%)     0.11%     0.34%     0.66%
 Portfolio turnover rate          33%        31%        28%       18%       39%
 Expense ratio before
  reimbursement by adviser      1.57%      1.61%      1.49%     1.45%     1.50%

--------------------------------------------------------------------------------

                                         Growth & Income Fund
                            ---------------------------------------------------
                                                Class B
                            ---------------------------------------------------
                              Year       Year       Year       Year      Year
                              ended      ended      ended     ended     ended
                            10/31/01*  10/31/00*  10/31/99*  10/31/98  10/31/97
--------------------------------------------------------------------------------
Net Asset Value, Beginning
 of Period                     $26.38     $28.28     $24.01    $21.67    $17.50
--------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                 (0.17)     (0.26)     (0.15)    (0.07)     0.01
 Net realized and
  unrealized gain/(loss) on
  investments and foreign
  currency                      (5.39)      0.79       5.38      4.11      5.23
                                ------------------------------------------------
 Total from investment
  operations                    (5.56)      0.53       5.23      4.04      5.24
                                ------------------------------------------------
Distributions
 Dividends from net
  investment income                 -          -          -         -     (0.03)
 Distributions from
  realized capital gains        (2.66)     (2.43)     (0.96)    (1.70)    (1.04)
                                ------------------------------------------------
 Total distributions            (2.66)     (2.43)     (0.96)    (1.70)    (1.07)
--------------------------------------------------------------------------------
Net Asset Value, End of
 Period                        $18.16     $26.38     $28.28    $24.01    $21.67
--------------------------------------------------------------------------------
Total Return                  (22.75%)     1.75%     22.28%    20.04%    31.40%
--------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net assets, end of period
  (000's)                     $58,378   $106,464   $104,695   $75,574   $54,871
 Ratio of total expenses to
  average net assets            2.11%      2.10%      1.99%     1.99%     1.99%
 Ratio of net investment
  income (loss) to average
  net assets                   (0.83%)    (0.97%)    (0.54%)   (0.32%)    0.01%
 Portfolio turnover rate          33%        31%        28%       18%       39%
 Expense ratio before
  reimbursement by adviser      2.22%      2.27%      2.13%     2.10%     2.15%

* Net investment income per share has been calculated using the average share method

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)

--------------------------------------------------------------------------------

                                         Growth & Income Fund
                          ------------------------------------------------------
                                               Class C
                          ------------------------------------------------------
                                                                Year      Year
                          Year ended  Year ended  Year ended   ended     ended
                          10/31/01**  10/31/00**  10/31/99**  10/31/98  10/31/97
---------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period          $26.49      $28.39      $24.10    $21.75    $17.56
---------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                (0.18)      (0.27)      (0.15)    (0.07)     0.01
 Net realized and
  unrealized gain/(loss)
  on investments and
  foreign currency             (5.40)       0.80        5.40      4.12      5.25
                          ------------------------------------------------------
 Total from investment
  operations                   (5.58)       0.53        5.25      4.05      5.26
                          ------------------------------------------------------
Distributions
 Dividends from net
  investment income                -           -           -         -     (0.03)
 Distributions from
  realized capital gains       (2.66)      (2.43)      (0.96)    (1.70)    (1.04)
                          ------------------------------------------------------
 Total distributions           (2.66)      (2.43)      (0.96)    (1.70)    (1.07)
---------------------------------------------------------------------------------
Net Asset Value, End of
 Period                       $18.25      $26.49      $28.39    $24.10    $21.75
---------------------------------------------------------------------------------
Total Return                 (22.73%)      1.74%      22.28%    20.00%    31.37%
---------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net assets, end of
  period (000's)             $92,953    $170,277    $156,056  $122,395   $98,250
 Ratio of total expenses
  to average net assets        2.11%       2.10%       1.99%     1.99%     1.99%
 Ratio of net investment
  income (loss) to
  average net assets          (0.83%)     (0.97%)     (0.54%)   (0.31%)    0.01%
 Portfolio turnover rate         33%         31%         28%       18%       39%
 Expense ratio before
  reimbursement by
  adviser                      2.22%       2.27%       2.13%     2.10%     2.13%

--------------------------------------------------------------------------------

                                                        Growth & Income Fund
                                                        ----------------------
                                                               Class I
                                                        ----------------------
                                                                     7/10/00*
                                                        Year ended      to
                                                        10/31/01**  10/31/00**
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                        $27.11      $28.25
--------------------------------------------------------------------------------
Investment Operations:
 Net investment income/(loss)                                    -       (0.02)
 Net realized and unrealized gain/(loss) on investments
  and foreign currency                                       (5.58)      (1.12)
                                                        ----------------------
 Total from investment operations                            (5.58)      (1.14)
                                                        ----------------------
Distributions
 Distributions from realized capital gains                   (2.66)          -
--------------------------------------------------------------------------------
Net Asset Value, End of Period                              $18.87      $27.11
--------------------------------------------------------------------------------
Total Return                                               (22.16%)     (4.04%)+
--------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net assets, end of period (000's)                         $43,447     $10,267
 Ratio of total expenses to average net assets               1.35%       1.27%#
 Ratio of net investment income (loss) to average net
  assets                                                    (0.02%)     (0.26%)#
 Portfolio turnover rate                                       33%         31%+
 Expense ratio before reimbursement by adviser               1.44%       1.44%#

*   Commencement of operations
** Net investment income per share has been calculated using the average share method
+   Non-annualized
#   Annualized

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)

--------------------------------------------------------------------------------

                                         Large Cap Growth Fund
                            ---------------------------------------------------
                                                Class A
                            ---------------------------------------------------
                              Year       Year       Year       Year      Year
                              ended      ended      ended     ended     ended
                            10/31/01*  10/31/00*  10/31/99*  10/31/98  10/31/97
--------------------------------------------------------------------------------
Net Asset Value, Beginning
 of Period                     $18.29     $21.44     $17.73    $17.01    $13.78
--------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                 (0.05)     (0.21)     (0.19)    (0.07)    (0.03)
 Net realized and
  unrealized gain/(loss) on
  investments and foreign
  currency                      (7.69)      1.72       5.05      2.22      3.45
                            ---------------------------------------------------
 Total from investment
  operations                    (7.74)      1.51       4.86      2.15      3.42
                            ---------------------------------------------------
Distributions
 Dividends from net
  investment income                 -          -          -         -     (0.19)
 Distributions from capital
  gains                         (0.14)     (4.66)     (1.15)    (1.43)        -
                            ---------------------------------------------------
 Total distributions            (0.14)     (4.66)     (1.15)    (1.43)    (0.19)
--------------------------------------------------------------------------------
Net Asset Value, End of
 Period                        $10.41     $18.29     $21.44    $17.73    $17.01
--------------------------------------------------------------------------------
Total Return                  (42.55%)     5.66%     28.57%    13.85%    25.13%
--------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net assets, end of period
  (000's)                      $5,183     $9,548     $5,656    $3,919    $3,053
 Ratio of total expenses to
  average net assets            1.30%      1.51%      1.65%     1.65%     1.65%
 Ratio of net investment
  income (loss) to average
  net assets                   (0.41%)    (0.93%)    (0.94%)   (0.43%)   (0.17%)
 Portfolio turnover rate         180%       196%       145%      115%      181%
 Expense ratio before
  reimbursement by adviser      2.40%      1.85%      1.90%     1.91%     2.28%

--------------------------------------------------------------------------------

                                         Large Cap Growth Fund
                            ---------------------------------------------------
                                                Class B
                            ---------------------------------------------------
                              Year       Year       Year       Year      Year
                              ended      ended      ended     ended     ended
                            10/31/01*  10/31/00*  10/31/99*  10/31/98  10/31/97
--------------------------------------------------------------------------------
Net Asset Value, Beginning
 of Period                     $17.66     $20.96     $17.46    $16.90    $13.73
--------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                 (0.13)     (0.34)     (0.31)    (0.18)    (0.13)
 Net realized and
  unrealized gain/(loss) on
  investments and foreign
  currency                      (7.42)      1.70       4.96      2.17      3.46
                            ---------------------------------------------------
 Total from investment
  operations                    (7.55)      1.36       4.65      1.99      3.33
                            ---------------------------------------------------
Distributions
 Dividends from net
  investment income                 -          -          -         -     (0.16)
                            ---------------------------------------------------
 Distributions from capital
  gains                         (0.14)     (4.66)     (1.15)    (1.43)        -
                            ---------------------------------------------------
 Total distributions            (0.14)     (4.66)     (1.15)    (1.43)    (0.16)
--------------------------------------------------------------------------------
Net Asset Value, End of
 Period                         $9.97     $17.66     $20.96    $17.46    $16.90
--------------------------------------------------------------------------------
Total Return                  (43.00%)     5.01%     27.77%    12.93%    24.50%
--------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net assets, end of period
  (000's)                     $18,139    $34,711    $17,171   $11,659    $9,040
 Ratio of total expenses to
  average net assets            1.96%      2.15%      2.30%     2.30%     2.30%
 Ratio of net investment
  income (loss) to average
  net assets                   (1.07%)    (1.57%)    (1.58%)   (1.07%)   (0.82%)
 Portfolio turnover rate         180%       196%       145%      115%      181%
 Expense ratio before
  reimbursement by adviser      3.07%      2.50%      2.52%     2.56%     2.78%

* Net investment income per share has been calculated using the average share method

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)

--------------------------------------------------------------------------------

                                          Large Cap
                                            Growth
                                             Fund
                          ------------------------------------------------------
                                               Class C
                          ------------------------------------------------------
                                                                Year      Year
                          Year ended  Year ended  Year ended   ended     ended
                          10/31/01**  10/31/00**  10/31/99**  10/31/98  10/31/97
---------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period          $17.64      $20.93      $17.44    $16.89    $13.73
---------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                (0.13)      (0.35)      (0.31)    (0.20)    (0.13)
 Net realized and
  unrealized gain/(loss)
  on investments and
  foreign currency             (7.40)       1.72        4.95      2.18      3.46
                          ------------------------------------------------------
 Total from investment
  operations                   (7.53)       1.37        4.64      1.98      3.33
                          ------------------------------------------------------
Distributions
 Dividends from net
  investment income                -           -           -         -     (0.17)
 Distributions from
  capital gains                (0.14)      (4.66)      (1.15)    (1.43)        -
                          ------------------------------------------------------
 Total distributions           (0.14)      (4.66)      (1.15)    (1.43)    (0.17)
---------------------------------------------------------------------------------
Net Asset Value, End of
 Period                        $9.97      $17.64      $20.93    $17.44    $16.89
---------------------------------------------------------------------------------
Total Return                 (42.93%)      5.06%      27.75%    12.87%    24.50%
---------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net assets, end of
  period (000's)              $7,384     $22,780     $19,463   $12,965   $12,766
 Ratio of total expenses
  to average net assets        1.94%       2.23%       2.30%     2.30%     2.30%
 Ratio of net investment
  income (loss) to
  average net assets          (1.05%)     (1.64%)     (1.58%)   (1.06%)   (0.82%)
 Portfolio turnover rate        180%        196%        145%      115%      181%
 Expense ratio before
  reimbursement by
  adviser                      3.04%       2.52%       2.52%     2.56%     2.75%

--------------------------------------------------------------------------------

                                                        Large Cap Growth Fund
                                                        ----------------------
                                                               Class I
                                                        ----------------------
                                                                     7/10/00*
                                                        Year ended      to
                                                        10/31/01**  10/31/00**
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                        $18.42      $22.08
--------------------------------------------------------------------------------
Investment Operations:
 Net investment income/(loss)                                (0.04)      (0.03)
 Net realized and unrealized gain/(loss) on investments
  and foreign currency                                       (7.75)      (1.93)
                                                        ----------------------
 Total from investment operations                            (7.79)      (1.96)
                                                        ----------------------
Distributions
 Distributions from realized capital gains                   (0.14)      (1.70)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                              $10.49      $18.42
--------------------------------------------------------------------------------
Total Return                                               (42.52%)     (9.04%)+
--------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net assets, end of period (000's)                         $15,508     $19,117
 Ratio of total expenses to average net assets               1.20%       1.07%#
 Ratio of net investment income (loss) to average net
  assets                                                    (0.31%)     (0.47%)#
 Portfolio turnover rate                                      180%        196%+
 Expense ratio before reimbursement by adviser               2.31%       1.64%#

*  Commencement of operations
** Net investment income per share has been calculated using the average share method
+  Non-annualized
#  Annualized

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)

--------------------------------------------------------------------------------

                                          Mid Cap Growth Fund
                            ---------------------------------------------------
                                                Class A
                            ---------------------------------------------------
                              Year       Year       Year       Year      Year
                              ended      ended      ended     ended     ended
                            10/31/01*  10/31/00*  10/31/99*  10/31/98  10/31/97
--------------------------------------------------------------------------------
Net Asset Value, Beginning
 of Period                     $17.90     $18.52     $16.09    $15.51    $12.62
--------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                 (0.14)     (0.27)     (0.21)    (0.15)    (0.14)
 Net realized and
  unrealized gain/(loss) on
  investments and foreign
  currency                      (9.64)      6.33       4.12      0.97      3.03
                            ---------------------------------------------------
 Total from investment
  operations                    (9.78)      6.06       3.91      0.82      2.89
                            ---------------------------------------------------
Distributions
 Distributions from
  realized capital gains            -      (6.65)     (1.48)    (0.24)        -
 Return of capital                  -      (0.03)         -         -         -
                            ---------------------------------------------------
 Total distributions                -      (6.68)     (1.48)    (0.24)        -
--------------------------------------------------------------------------------
Net Asset Value, End of
 Period                         $8.12     $17.90     $18.52    $16.09    $15.51
--------------------------------------------------------------------------------
Total Return                  (54.64%)    35.03%     25.50%     5.51%    22.90%
--------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net assets, end of period
  (000's)                      $5,311    $11,718     $5,970    $4,814    $4,170
 Ratio of total expenses to
  average net assets            1.51%      1.59%      1.68%     1.68%     1.68%
 Ratio of net investment
  income (loss) to average
  net assets                   (1.22%)    (1.30%)    (1.15%)   (0.90%)   (1.02%)
 Portfolio turnover rate          68%       210%       181%      162%      145%
 Expense ratio before
  reimbursement by adviser      2.34%      1.88%      1.89%     1.93%     2.24%

--------------------------------------------------------------------------------

                                          Mid Cap Growth Fund
                            ----------------------------------------------------
                                                Class B
                            ----------------------------------------------------
                              Year       Year       Year       Year      Year
                              ended      ended      ended     ended      ended
                            10/31/01*  10/31/00*  10/31/99*  10/31/98  10/31/97*
---------------------------------------------------------------------------------
Net Asset Value, Beginning
 of Period                     $17.03     $17.99     $15.77    $15.33     $12.58
---------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                 (0.21)     (0.41)     (0.32)    (0.25)     (0.23)
 Net realized and
  unrealized gain/(loss)
  on investments and
  foreign currency              (9.15)      6.13       4.02      0.93       2.98
                            ----------------------------------------------------
 Total from investment
  operations                    (9.36)      5.72       3.70      0.68       2.75
                            ----------------------------------------------------
Distributions
 Distributions from
  realized capital gains            -      (6.65)     (1.48)    (0.24)         -
 Return of capital                  -      (0.03)         -         -          -
                            ----------------------------------------------------
 Total distributions                -      (6.68)     (1.48)    (0.24)         -
---------------------------------------------------------------------------------
Net Asset Value, End of
 Period                         $7.67     $17.03     $17.99    $15.77     $15.33
---------------------------------------------------------------------------------
Total Return                  (54.96%)    34.04%     24.62%     4.65%     21.86%
---------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net assets, end of period
  (000's)                     $13,105    $29,978    $17,184   $13,972    $11,802
 Ratio of total expenses
  to average net assets         2.17%      2.31%      2.33%     2.33%      2.33%
 Ratio of net investment
  income (loss) to average
  net assets                   (1.87%)    (2.01%)    (1.80%)   (1.55%)    (1.67%)
 Portfolio turnover rate          68%       210%       181%      162%       145%
 Expense ratio before
  reimbursement by adviser      2.99%      2.54%      2.54%     2.58%      2.79%

* Net investment income per share has been calculated using the average share method

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)

--------------------------------------------------------------------------------

                                          Mid Cap Growth Fund
                          --------------------------------------------------------
                                                Class C
                          --------------------------------------------------------
                                                                Year
                          Year ended  Year ended  Year ended   ended    Year ended
                          10/31/01**  10/31/00**  10/31/99**  10/31/98  10/31/97**
-----------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period          $17.06      $18.02      $15.79    $15.35      $12.59
-----------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                (0.21)      (0.41)      (0.32)    (0.25)      (0.23)
 Net realized and
  unrealized gain/(loss)
  on investments and
  foreign currency             (9.17)       6.13        4.03      0.93        2.99
                          --------------------------------------------------------
 Total from investment
  operations                   (9.38)       5.72        3.71      0.68        2.76
                          --------------------------------------------------------
Distributions
 Distributions from
  realized capital gains           -       (6.65)      (1.48)    (0.24)          -
 Return of capital                 -       (0.03)          -         -           -
                          --------------------------------------------------------
 Total distributions               -       (6.68)      (1.48)    (0.24)          -
-----------------------------------------------------------------------------------
Net Asset Value, End of
 Period                        $7.68      $17.06      $18.02    $15.79      $15.35
-----------------------------------------------------------------------------------
Total Return                 (54.98%)     33.95%      24.65%     4.64%      21.92%
-----------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net assets, end of
  period (000's)              $7,748     $22,913     $18,939   $16,221     $13,471
 Ratio of total expenses
  to average net assets        2.17%       2.33%       2.33%     2.33%       2.33%
 Ratio of net investment
  income (loss) to
  average net assets          (1.87%)     (2.02%)     (1.80%)   (1.55%)     (1.67%)
 Portfolio turnover rate         68%        210%        181%      162%        145%
 Expense ratio before
  reimbursement by
  adviser                      2.99%       2.54%       2.54%     2.58%       2.78%

--------------------------------------------------------------------------------

                                                         Mid Cap Growth Fund
                                                        ----------------------
                                                               Class I
                                                        ----------------------
                                                                     7/10/00*
                                                        Year ended      to
                                                        10/31/01**  10/31/00**
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                        $17.97      $21.70
--------------------------------------------------------------------------------
Investment Operations:
 Net investment income/(loss)                                (0.13)      (0.08)
 Net realized and unrealized gain/(loss) on investments
  and foreign currency                                       (9.68)      (0.15)
                                                        ----------------------
 Total from investment operations                            (9.81)      (0.23)
                                                        ----------------------
Distributions
 Distributions from realized capital gains                       -       (3.48)
 Return of capital                                               -       (0.02)
                                                        ----------------------
 Total distributions                                             -       (3.50)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                               $8.16      $17.97
--------------------------------------------------------------------------------
Total Return                                               (54.59%)     (0.85%)+
--------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net assets, end of period (000's)                          $6.985     $11,647
 Ratio of total expenses to average net assets               1.41%       1.37%#
 Ratio of net investment income (loss) to average net
  assets                                                    (1.12%)     (1.14%)#
 Portfolio turnover rate                                       68%        210%+
 Expense ratio before reimbursement by adviser               2.24%       1.67%#

*  Commencement of Operations
** Net investment income per share has been calculated using the average share method
#  Annualized
+  Non-annualized

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)

--------------------------------------------------------------------------------

                                                  Mid Cap Value Fund/1/
                                               ------------------------------
                                                         Class A
                                               ------------------------------
                                                 Year       Year       Year
                                                 ended      ended     ended
                                               10/31/01*  10/31/00*  10/31/99
------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $13.61     $11.98    $10.00
------------------------------------------------------------------------------
Investment Operations:
 Net investment income/(loss)                      (0.03)         -      0.06*
 Net realized and unrealized gain/(loss) on
  investments and foreign currency                 (1.13)      3.87      1.97
                                               ------------------------------
 Total from investment operations                  (1.16)      3.87      2.03
                                               ------------------------------
Distributions
 Dividends from net investment income                  -          -     (0.05)
 Distributions from realized capital gains         (0.07)     (2.24)        -
                                               ------------------------------
 Total distributions                               (0.07)     (2.24)    (0.05)
------------------------------------------------------------------------------
Net Asset Value, End of Period                    $12.38     $13.61    $11.98
------------------------------------------------------------------------------
Total Return                                      (8.57%)    35.42%    20.23%
------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net assets, end of period (000's)                $3,320     $2,747    $1,728
 Ratio of total expenses to average net assets     1.78%      1.45%     1.29%
 Ratio of net investment income (loss) to
  average net assets                              (0.25%)    (0.04%)    0.51%
 Portfolio turnover rate                            225%       191%      177%
 Expense ratio before reimbursement by adviser     2.38%      1.95%     2.43%

--------------------------------------------------------------------------------

                                                  Mid Cap Value Fund/1/
                                               ------------------------------
                                                         Class B
                                               ------------------------------
                                                 Year       Year       Year
                                                 ended      ended     ended
                                               10/31/01*  10/31/00*  10/31/99
------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $13.31     $11.85    $10.00
------------------------------------------------------------------------------
Investment Operations:
 Net investment income/(loss)                      (0.12)     (0.09)        -
 Net realized and unrealized gain/(loss) on
  Investments and foreign currency                 (1.10)      3.79      1.87
                                               ------------------------------
 Total from investment operations                  (1.22)      3.70      1.87
                                               ------------------------------
Distributions
 Dividends from net investment income                  -          -     (0.02)
 Distributions from realized capital gains         (0.07)     (2.24)        -
                                               ------------------------------
 Total distributions                               (0.07)     (2.24)    (0.02)
------------------------------------------------------------------------------
Net Asset Value, End of Period                    $12.02     $13.31    $11.85
------------------------------------------------------------------------------
Total Return                                      (9.22%)    34.26%    18.71%
------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net assets, end of period (000's)                $9,947     $7,471    $4,555
 Ratio of total expenses to average net assets     2.43%      2.17%     2.04%
 Ratio of net investment income (loss) to
  average net assets                              (0.90%)    (0.75%)   (0.26%)
 Portfolio turnover rate                            225%       191%      177%
 Expense ratio before reimbursement by adviser     3.02%      2.67%     2.77%

/1/The financial information for the fiscal periods prior to July 7, 2000 reflect the financial information for the AGSPC2 Mid Cap Value Fund, which was reorganized into North American Mid Cap Value Fund on that date.
* Net investment income per share has been calculated using the average share method

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)

--------------------------------------------------------------------------------

                                         Mid Cap Value Fund/1/
                          ---------------------------------------------------------
                                 Class C                      Class I
                          ----------------------   --------------------------------
                                       7/31/00*                              Year
                          Year ended      to       Year ended  Year ended   ended
                          10/31/01**  10/31/00**   10/31/01**  10/31/00**  10/31/99
------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period          $13.26      $12.88       $13.58      $11.95    $10.00
------------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                (0.11)      (0.05)       (0.02)      (0.02)     0.07*
 Net realized and
  unrealized gain/(loss)
  on investments and
  foreign currency             (1.10)       1.23        (1.13)       3.89      1.94
                          ---------------------------------------------------------
 Total from investment
  operations                   (1.21)       1.18        (1.15)       3.87      2.01
                          ---------------------------------------------------------
Distributions
 Dividends from net
  investment income                -           -            -                 (0.06)
 Distributions from
  realized capital gains       (0.07)      (0.80)       (0.07)      (2.24)
                          ---------------------------------------------------------
 Total distributions           (0.07)      (0.80)       (0.07)      (2.24)    (0.06)
------------------------------------------------------------------------------------
Net Asset Value, End of
 Period                       $11.98      $13.26       $12.36      $13.58    $11.95
------------------------------------------------------------------------------------
Total Return                  (9.18%)      9.53%+      (8.52%)     36.17%    20.18%
------------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net assets, end of
  period (000's)              $4,410        $614      $11,936     $11,501    $1,507
 Ratio of total expenses
  to average net assets        2.42%       2.31%#       1.66%       1.49%     1.17%
 Ratio of net investment
  income (loss) to
  average net assets          (0.86%)     (1.18%)#     (0.14%)     (0.17%)    0.64%
 Portfolio turnover rate        225%        191%+        225%        191%      177%
 Expense ratio before
  reimbursement by
  adviser                      3.03%       2.37%#       2.26%       1.78%     2.51%

--------------------------------------------------------------------------------

                                       Science & Technology Fund/2/
                                -----------------------------------------------
                                       Class A                  Class B
                                ----------------------   ----------------------
                                             3/01/00*                 3/01/00*
                                Year ended      to       Year ended      to
                                10/31/01**  10/31/00**   10/31/01**  10/31/00**
---------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Period                              $8.08      $10.00        $8.03      $10.00
---------------------------------------------------------------------------------
Investment Operations:
 Net investment income/(loss)        (0.04)      (0.04)       (0.07)      (0.07)*
 Net realized and unrealized
  gain/(loss) on investments
  and foreign currency               (4.86)      (1.88)       (4.82)      (1.90)
                                -----------------------------------------------
 Total from investment
  operations                         (4.90)      (1.92)       (4.89)      (1.97)
---------------------------------------------------------------------------------
Net Asset Value, End of Period       $3.18       $8.08        $3.14       $8.03
---------------------------------------------------------------------------------
Total Return                       (60.64%)    (19.20%)+    (60.90%)    (19.70%)+
---------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net assets, end of period
  (000's)                           $2,673      $4,623       $9,408     $15,840
 Ratio of total expenses to
  average net assets                 1.34%       1.24%#       1.99%       1.91%#
 Ratio of net investment
  income (loss) to average net
  assets                            (0.89%)     (0.64%)#     (1.55%)     (1.37%)#
 Portfolio turnover rate              129%        120%+        129%        120%+
 Expense ratio before
  reimbursement by adviser           3.44%       1.92%#       4.10%       2.59%#

/1/The financial information for the fiscal periods prior to July 7, 2000 reflect the financial information for the AGSPC2 Mid Cap Value Fund, which was reorganized into North American Mid Cap Value Fund on that date.
/2/The financial information for the fiscal periods prior to July 7, 2000 reflect the financial information for the AGSPC2 Science & Technology Fund, which was reorganized into North American Science & Technology Fund on that date
*  Commencement of Operations
** Net investment income per share has been calculated using the average share method
#  Annualized
+  Non-annualized

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)

--------------------------------------------------------------------------------

                                       Science & Technology Fund/1/
                                -----------------------------------------------
                                       Class C                  Class I
                                ----------------------   ----------------------
                                             7/12/00*                 3/01/00*
                                Year ended      to       Year ended      to
                                10/31/01**  10/31/00**   10/31/01**  10/31/00**
---------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Period                              $7.82       $8.48        $8.08      $10.00
---------------------------------------------------------------------------------
Investment Operations:
 Net investment income/(loss)        (0.07)      (0.03)       (0.04)      (0.03)*
 Net realized and unrealized
  gain/(loss) on investments
  and foreign currency               (4.69)      (0.63)       (4.85)      (1.89)
                                -----------------------------------------------
 Total from investment
  operations                         (4.76)      (0.66)       (4.89)      (1.92)
---------------------------------------------------------------------------------
Net Asset Value, End of Period       $3.06       $7.82        $3.19       $8.08
---------------------------------------------------------------------------------
Total Return                       (60.87%)     (7.78%)+    (60.52%)    (19.20%)+
---------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net assets, end of period
  (000's)                             $940      $1,065         $821        $539
 Ratio of total expenses to
  average net assets                 2.01%       1.71%#       1.28%       1.20%#
 Ratio of net investment
  income (loss) to average net
  assets                            (1.57%)     (1.11%)#     (0.85%)     (0.48%)#
 Portfolio turnover rate              129%        120%+        129%        120%+
 Expense ratio before
  reimbursement by adviser           4.11%       2.37%#       3.38%       1.88%#

--------------------------------------------------------------------------------

                                             Small Cap Growth Fund
                                   --------------------------------------------
                                                    Class A
                                   --------------------------------------------
                                                                       1/06/98*
                                   Year ended  Year ended  Year ended     to
                                   10/31/01**  10/31/00**  10/31/99**  10/31/98
---------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Period                                $17.27      $12.81       $8.88    $10.00
---------------------------------------------------------------------------------
Investment Operations:
 Net investment income/(loss)           (0.14)      (0.12)      (0.15)    (0.08)
 Net realized and unrealized
  gain/(loss) on investments and
  foreign currency                      (5.65)       5.66        4.08     (1.04)
                                   --------------------------------------------
 Total from investment operations       (5.79)       5.54        3.93     (1.12)
                                   --------------------------------------------
Distributions
 Distributions from capital gains       (0.01)      (1.08)          -         -
---------------------------------------------------------------------------------
Net Asset Value, End of Period         $11.47      $17.27      $12.81     $8.88
---------------------------------------------------------------------------------
Total Return                          (33.56%)     43.62%      44.26%   (11.20%)+
---------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net assets, end of period
  (000's)                              $4,512      $6,795        $224      $146
 Ratio of total expenses to
  average net assets                    1.47%       1.35%       1.70%     1.70%#
 Ratio of net investment income
  (loss) to average net assets         (1.04%)     (0.66%)     (1.43%)   (1.00%)#
 Portfolio turnover rate                  91%        222%        129%       52%+
 Expense ratio before
  reimbursement by adviser              2.81%       2.10%       6.96%    15.48%#

1 The financial information for the fiscal periods prior to July 7, 2000 reflect the financial information for the AGSPC2 Science & Technology Fund, which was reorganized into North American Science & Technology Fund on that date.
*  Commencement of Operations
#  Annualized
+  Non-annualized
** Net investment income per share has been calculated using the average share method

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)

--------------------------------------------------------------------------------

                                             Small Cap Growth Fund
                                   --------------------------------------------
                                                    Class B
                                   --------------------------------------------
                                                                       1/06/98*
                                   Year ended  Year ended  Year ended     to
                                   10/31/01**  10/31/00**  10/31/99**  10/31/98
---------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Period                                $16.80      $12.57       $8.83    $10.00
---------------------------------------------------------------------------------
Investment Operations:
 Net investment income/(loss)           (0.22)      (0.24)      (0.21)    (0.12)
 Net realized and unrealized
  gain/(loss) on investments and
  foreign currency                      (5.46)       5.55        3.95     (1.05)
                                   ----------------------------------------------
 Total from investment operations       (5.68)       5.31        3.74     (1.17)
                                   ----------------------------------------------
Distributions
 Distributions from capital gains       (0.01)      (1.08)          -         -
---------------------------------------------------------------------------------
Net Asset Value, End of Period         $11.11      $16.80      $12.57     $8.83
---------------------------------------------------------------------------------
Total Return                          (33.84%)     42.62%      42.36%   (11.70%)+
---------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net assets, end of period
  (000's)                             $11,158     $14,554        $660      $263
 Ratio of total expenses to
  average net assets                    2.11%       2.00%       2.35%     2.35%#
 Ratio of net investment income
  (loss) to average net assets         (1.69%)     (1.31%)     (2.04%)   (1.76%)#
 Portfolio turnover rate                  91%        222%        129%       52%+
 Expense ratio before
  reimbursement by adviser              3.46%       2.75%       7.58%    16.48%#

--------------------------------------------------------------------------------

                                             Small Cap Growth Fund
                                   --------------------------------------------
                                                    Class C
                                   --------------------------------------------
                                                                       1/06/98*
                                   Year ended  Year ended  Year ended     to
                                   10/31/01**  10/31/00**  10/31/99**  10/31/98
---------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Period                                $16.79      $12.57       $8.84    $10.00
---------------------------------------------------------------------------------
Investment Operations:
 Net investment income/(loss)           (0.22)      (0.29)      (0.21)    (0.12)
 Net realized and unrealized
  gain/(loss) on investments and
  foreign currency                      (5.45)       5.59        3.94     (1.04)
                                   ----------------------------------------------
 Total from investment operations       (5.67)       5.30        3.73     (1.16)
                                   ----------------------------------------------
Distributions
 Distributions from capital gains       (0.01)      (1.08)          -         -
---------------------------------------------------------------------------------
Net Asset Value, End of Period         $11.11      $16.79      $12.57     $8.84
---------------------------------------------------------------------------------
Total Return                          (33.80%)     42.54%      42.19%   (11.60%)+
---------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net assets, end of period
  (000's)                              $2,119      $3,337        $440      $238
 Ratio of total expenses to
  average net assets                    2.11%       2.21%       2.35%     2.35%#
 Ratio of net investment income
  (loss) to average net assets         (1.67%)     (1.56%)     (2.03%)   (1.67%)#
 Portfolio turnover rate                  91%        222%        129%       52%+
 Expense ratio before
  reimbursement by adviser              3.45%       3.17%       7.60%    15.78%#

*  Commencement of Operations
** Net investment income per share has been calculated using the average share method
#  Annualized
+  Non-annualized

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)

--------------------------------------------------------------------------------

                                                        Small Cap Growth Fund
                                                        ----------------------
                                                               Class I
                                                        ----------------------
                                                                     7/10/00*
                                                        Year ended      to
                                                        10/31/01**  10/31/00**
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                        $17.33      $19.82
--------------------------------------------------------------------------------
Investment Operations:
 Net investment income/(loss)                                (0.13)      (0.07)
 Net realized and unrealized gain/(loss) on investments
  and foreign currency                                       (5.64)      (1.42)
                                                        ----------------------
 Total from investment operations                            (5.77)      (1.49)
                                                        ----------------------
Distributions
 Distributions from capital gains                            (0.01)      (1.00)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                              $11.55      $17.33
--------------------------------------------------------------------------------
Total Return                                               (33.33%)     (7.34%)+
--------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net assets, end of period (000's)                         $11,581     $14,154
 Ratio of total expenses to average net assets               1.37%       1.11%#
 Ratio of net investment income (loss) to average net
  assets                                                    (0.94%)     (0.37%)#
 Portfolio turnover rate                                       91%        222%+
 Expense ratio before reimbursement by adviser               2.71%       1.69%#

--------------------------------------------------------------------------------

                                                    Stock Index Fund/1/
                                               --------------------------------
                                                          Class A
                                               --------------------------------
                                                                         Year
                                               Year ended  Year ended   ended
                                               10/31/01**  10/31/00**  10/31/99
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period               $12.75      $12.32    $10.00
--------------------------------------------------------------------------------
Investment Operations:
 Net investment income/(loss)                        0.09        0.14      0.11
 Net realized and unrealized gain/(loss) on
  investments and foreign currency                  (3.32)       0.47      2.32
                                               --------------------------------
 Total from investment operations                   (3.23)       0.61      2.43
                                               --------------------------------
Distributions
 Dividends from net investment income               (0.13)      (0.10)    (0.11)
 Distributions from realized capital gains              -       (0.08)        -
                                               --------------------------------
 Total distributions                                (0.13)      (0.18)    (0.11)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                      $9.39      $12.75    $12.32
--------------------------------------------------------------------------------
Total Return                                      (25.53%)      4.91%    24.36%
--------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net assets, end of period (000's)                 $7,639      $8,543    $5,634
 Ratio of total expenses to average net assets      0.75%       0.78%     0.82%
 Ratio of net investment income to average net
  assets                                            0.85%       1.12%     1.08%
 Portfolio turnover rate                               3%          2%       14%
 Expense ratio before reimbursement by adviser      1.85%       1.12%     1.53%

/1/The financial information for the fiscal periods prior to July 7, 2000 reflect the financial information for the AGSPC2 Stock Index Fund, which was reorganized into North American Stock Index Fund on that date.
*  Commencement of Operations
** Net investment income per share has been calculated using the average share method
#  Annualized
+  Non-annualized

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)

--------------------------------------------------------------------------------

                                                    Stock Index Fund/1/
                                               --------------------------------
                                                          Class B
                                               --------------------------------
                                                                         Year
                                               Year ended  Year ended   ended
                                               10/31/01**  10/31/00**  10/31/99
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period               $12.64      $12.23    $10.00
--------------------------------------------------------------------------------
Investment Operations:
 Net investment income/(loss)                        0.02        0.05      0.02
 Net realized and unrealized gain/(loss) on
  investments and foreign currency                  (3.29)       0.46      2.23
                                               --------------------------------
 Total from investment operations                   (3.27)       0.51      2.25
                                               --------------------------------
Distributions
 Dividends from net investment income               (0.04)      (0.02)    (0.02)
 Distributions from realized capital gains              -       (0.08)        -
                                               --------------------------------
 Total distributions                                (0.04)      (0.10)    (0.02)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                      $9.33      $12.64    $12.23
--------------------------------------------------------------------------------
Total Return                                      (25.97%)      4.21%    22.55%
--------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net assets, end of period (000's)                $21,905     $24,966   $15,040
 Ratio of total expenses to average net assets      1.38%       1.49%     1.57%
 Ratio of net investment income to average net
  assets                                            0.22%       0.42%     0.37%
 Portfolio turnover rate                               3%          2%       14%
 Expense ratio before reimbursement by adviser      2.49%       1.83%     1.98%

--------------------------------------------------------------------------------

                                                          Stock Index Fund/1/
                                                         ----------------------
                                                                Class C
                                                         ----------------------
                                                                      7/17/00*
                                                         Year ended      to
                                                         10/31/01**  10/31/00**
---------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                         $12.55      $13.38
---------------------------------------------------------------------------------
Investment Operations:
 Net investment income/(loss)                                  0.02        0.01
 Net realized and unrealized gain/(loss) on investments
  and foreign currency                                        (3.26)      (0.83)
                                                         ----------------------
 Total from investment operations                             (3.24)      (0.82)
                                                         ----------------------
Distributions
 Dividends from net investment income                         (0.04)      (0.01)
---------------------------------------------------------------------------------
Net Asset Value, End of Period                                $9.27      $12.55
---------------------------------------------------------------------------------
Total Return                                                (25.92%)     (5.21%)+
---------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net assets, end of period (000's)                           $1,385        $500
 Ratio of total expenses to average net assets                1.39%       1.35%#
 Ratio of net investment income to average net assets         0.15%       0.30%#
 Portfolio turnover rate                                         3%          2%+
 Expense ratio before reimbursement by adviser                2.49%       1.84%#

/1/The financial information for the fiscal periods prior to July 7, 2000 reflect the financial information for the AGSPC2 Stock Index Fund, which was reorganized into North American Stock Index Fund on that date.
*  Commencement of Operations
** Net investment income per share has been calculated using the average share method
#  Annualized
+  Non-annualized

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)

--------------------------------------------------------------------------------

                                          Global Equity Fund
                            ---------------------------------------------------
                                                Class A
                            ---------------------------------------------------
                              Year       Year       Year       Year      Year
                              ended      ended      ended     ended     ended
                            10/31/01*  10/31/00*  10/31/99*  10/31/98  10/31/97
--------------------------------------------------------------------------------
Net Asset Value, Beginning
 of Period                     $11.06     $16.12     $16.43    $16.32    $14.50
--------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                 (0.08)     (0.06)      0.08      0.02      0.06
 Net realized and
  unrealized gain/(loss) on
  investments and foreign
  currency                      (4.13)     (2.86)      0.82      1.34      3.45
                            ---------------------------------------------------
 Total from investment
  operations                    (4.21)     (2.92)      0.90      1.36      3.51
                            ---------------------------------------------------
Distributions
 Dividends from net
  investment income                 -          -          -     (0.22)    (0.05)
 Distributions from
  realized capital gains            -      (2.14)     (1.21)    (1.03)    (1.64)
                            ---------------------------------------------------
 Total distributions                -      (2.14)     (1.21)    (1.25)    (1.69)
--------------------------------------------------------------------------------
Net Asset Value, End of
 Period                         $6.85     $11.06     $16.12    $16.43    $16.32
--------------------------------------------------------------------------------
Total Return                  (38.07%)   (21.08%)     5.60%     8.90%    26.10%
--------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net assets, end of period
  (000's)                      $3,775     $8,610    $12,757   $31,055   $30,960
 Ratio of total expenses to
  average net assets            2.02%      1.86%      1.75%     1.75%     1.75%
 Ratio of net investment
  income (loss) to average
  net assets                   (0.94%)    (0.42%)     0.47%     0.09%     0.33%
 Portfolio turnover rate         129%       207%        38%       20%       28%
 Expense ratio before
  reimbursement by adviser      2.46%      2.06%      1.84%     1.75%     1.81%

--------------------------------------------------------------------------------

                                          Global Equity Fund
                            ---------------------------------------------------
                                                Class B
                            ---------------------------------------------------
                              Year       Year       Year       Year      Year
                              ended      ended      ended     ended     ended
                            10/31/01*  10/31/00*  10/31/99*  10/31/98  10/31/97
--------------------------------------------------------------------------------
Net Asset Value, Beginning
 of Period                     $10.77     $15.83     $16.24    $16.14    $14.36
--------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                 (0.14)     (0.14)     (0.04)    (0.11)    (0.05)
 Net realized and
  unrealized gain/(loss) on
  investments and foreign
  currency                      (4.00)     (2.78)      0.84      1.35      3.47
                            ---------------------------------------------------
 Total from investment
  operations                    (4.14)     (2.92)      0.80      1.24      3.42
                            ---------------------------------------------------
Distributions
 Dividends from net
  investment income                 -          -          -     (0.11)        -
 Distributions from
  realized capital gains            -      (2.14)     (1.21)    (1.03)    (1.64)
                            ---------------------------------------------------
 Total distributions                -      (2.14)     (1.21)    (1.14)    (1.64)
--------------------------------------------------------------------------------
Net Asset Value, End of
 Period                         $6.63     $10.77     $15.83    $16.24    $16.14
--------------------------------------------------------------------------------
Total Return                  (38.44%)   (21.44%)     5.01%     8.17%    25.63%
--------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net assets, end of period
  (000's)                      $3,121    $10,089    $25,381   $30,287   $31,833
 Ratio of total expenses to
  average net assets            2.70%      2.51%      2.40%     2.40%     2.40%
 Ratio of net investment
  income (loss) to average
  net assets                   (1.67%)    (1.04%)    (0.25%)   (0.55%)   (0.32%)
 Portfolio turnover rate         129%       207%        38%       20%       28%
 Expense ratio before
  reimbursement by adviser      3.13%      2.71%      2.50%     2.40%     2.47%

* Net investment income per share has been calculated using the average share method

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)

--------------------------------------------------------------------------------

                                          Global Equity Fund
                            ---------------------------------------------------
                                                Class C
                            ---------------------------------------------------
                              Year       Year       Year       Year      Year
                              ended      ended      ended     ended     ended
                            10/31/01*  10/31/00*  10/31/99*  10/31/98  10/31/97
--------------------------------------------------------------------------------
Net Asset Value, Beginning
 of Period                     $10.82     $15.89     $16.30    $16.19    $14.41
--------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                 (0.14)     (0.14)     (0.04)    (0.10)    (0.05)
 Net realized and
  unrealized gain/(loss) on
  investments and foreign
  currency                      (4.02)     (2.79)      0.84      1.35      3.47
                            ---------------------------------------------------
 Total from investment
  operations                    (4.16)     (2.93)      0.80      1.25      3.42
                            ---------------------------------------------------
Distributions
 Dividends from net
  investment income                 -          -          -     (0.11)        -
 Distributions from
  realized capital gains            -      (2.14)     (1.21)    (1.03)    (1.64)
                            ---------------------------------------------------
 Total distributions                -      (2.14)     (1.21)    (1.14)    (1.64)
--------------------------------------------------------------------------------
Net Asset Value, End of
 Period                         $6.66     $10.82     $15.89    $16.30    $16.19
--------------------------------------------------------------------------------
Total Return                  (38.45%)   (21.42%)     4.99%     8.21%    25.54%
--------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net assets, end of period
  (000's)                      $7,870    $19,549    $45,201   $57,774   $61,245
 Ratio of total expenses to
  average net assets            2.71%      2.51%      2.40%     2.40%     2.40%
 Ratio of net investment
  income (loss) to average
  net assets                   (1.66%)    (1.05%)    (0.24%)   (0.56%)   (0.32%)
 Portfolio turnover rate         129%       207%        38%       20%       28%
 Expense ratio before
  reimbursement by adviser      3.14%      2.71%      2.50%     2.40%     2.46%

--------------------------------------------------------------------------------

                                       International Equity Fund
                            ----------------------------------------------------
                                                Class A
                            ----------------------------------------------------
                              Year       Year       Year       Year      Year
                              ended      Ended      ended     ended      ended
                            10/31/01*  10/31/00*  10/31/99*  10/31/98  10/31/97*
---------------------------------------------------------------------------------
Net Asset Value, Beginning
 of Period                     $10.49     $11.89      $9.83    $10.81     $11.35
---------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                  0.03      (0.03)      0.02      0.03       0.06
 Net realized and
  unrealized gain/(loss)
  on investments and
  foreign currency              (1.91)     (0.35)      2.07      0.02       0.35
                            ----------------------------------------------------
 Total from investment
  operations                    (1.88)     (0.38)      2.09      0.05       0.41
                            ----------------------------------------------------
Distributions
 Dividends from net
  investment income                 -      (0.10)         -     (0.13)     (0.19)
 Distributions from
  realized capital gains        (1.51)     (0.92)     (0.03)    (0.90)     (0.76)
                            ----------------------------------------------------
 Total distributions            (1.51)     (1.02)     (0.03)    (1.03)     (0.95)
---------------------------------------------------------------------------------
Net Asset Value, End of
 Period                         $7.10     $10.49     $11.89     $9.83     $10.81
---------------------------------------------------------------------------------
Total Return                  (20.69%)    (4.00%)    21.33%     0.67%      3.55%
---------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net assets, end of period
  (000's)                      $6,645     $7,471     $3,997    $3,769     $4,461
 Ratio of total expenses
  to average net assets         1.64%      1.71%      1.75%     1.75%      1.75%
 Ratio of net investment
  income (loss) to average
  net assets                    0.36%     (0.27%)     0.18%     0.44%      0.97%
 Portfolio turnover rate          38%       126%       142%      173%       146%
 Expense ratio before
  reimbursement by adviser      2.61%      2.02%      1.98%     1.87%      1.96%

* Net investment income per share has been calculated using the average share method

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)

--------------------------------------------------------------------------------

                                       International Equity Fund
                            ----------------------------------------------------
                                                Class B
                            ----------------------------------------------------
                              Year       Year       Year       Year      Year
                              ended      ended      ended     ended      ended
                            10/31/01*  10/31/00*  10/31/99*  10/31/98  10/31/97*
---------------------------------------------------------------------------------
Net Asset Value, Beginning
 of Period                     $10.34     $11.74      $9.77    $10.75     $11.30
---------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                 (0.03)     (0.11)     (0.05)    (0.02)      0.03
 Net realized and
  unrealized gain/(loss)
  on investments and
  foreign currency              (1.89)     (0.35)      2.05      0.00       0.31
                            ----------------------------------------------------
 Total from investment
  operations                    (1.92)     (0.46)      2.00     (0.02)      0.34
                            ----------------------------------------------------
Distributions
 Dividends from net
  investment income                 -      (0.02)         -     (0.06)     (0.13)
 Distributions from
  realized capital gains        (1.51)     (0.92)     (0.03)    (0.90)     (0.76)
                            ----------------------------------------------------
 Total distributions            (1.51)     (0.94)     (0.03)    (0.96)     (0.89)
---------------------------------------------------------------------------------
Net Asset Value, End of
 Period                         $6.91     $10.34     $11.74     $9.77     $10.75
---------------------------------------------------------------------------------
Total Return                  (21.48%)    (4.78%)    20.53%    (0.03%)     2.92%
---------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net assets, end of period
  (000's)                      $9,710    $18,204    $14,269   $14,030    $16,334
 Ratio of total expenses
  to average net assets         2.27%      2.38%      2.40%     2.40%      2.40%
 Ratio of net investment
  income (loss) to average
  net assets                   (0.42%)    (0.96%)    (0.45%)   (0.18%)     0.32%
 Portfolio turnover rate          38%       126%       142%      173%       146%
 Expense ratio before
  reimbursement by adviser      3.24%      2.66%      2.63%     2.52%      2.54%

--------------------------------------------------------------------------------

                                       International Equity Fund
                            ----------------------------------------------------
                                                Class C
                            ----------------------------------------------------
                              Year       Year       Year       Year      Year
                              ended      ended      ended     ended      ended
                            10/31/01*  10/31/00*  10/31/99*  10/31/98  10/31/97*
---------------------------------------------------------------------------------
Net Asset Value, Beginning
 of Period                     $10.31     $11.74      $9.77    $10.76     $11.31
---------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                 (0.03)     (0.11)     (0.05)    (0.02)      0.03
 Net realized and
  unrealized gain/(loss)
  on investments and
  foreign currency              (1.88)     (0.38)      2.05     (0.01)      0.31
                            ----------------------------------------------------
 Total from investment
  operations                    (1.91)     (0.49)      2.00     (0.03)      0.34
                            ----------------------------------------------------
Distributions
 Dividends from net
  investment income                 -      (0.02)         -     (0.06)     (0.13)
 Distributions from
  realized capital gains        (1.51)     (0.92)     (0.03)    (0.90)     (0.76)
                            ----------------------------------------------------
 Total distributions            (1.51)     (0.94)     (0.03)    (0.96)     (0.89)
---------------------------------------------------------------------------------
Net Asset Value, End of
 Period                         $6.89     $10.31     $11.74     $9.77     $10.76
---------------------------------------------------------------------------------
Total Return                  (21.43%)    (5.05%)    20.53%    (0.13%)     2.91%
---------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net assets, end of period
  (000's)                      $2,786     $4,765     $6,680    $7,960     $8,460
 Ratio of total expenses
  to average net assets         2.27%      2.43%      2.40%     2.40%      2.40%
 Ratio of net investment
  income (loss) to average
  net assets                   (0.40%)    (0.96%)    (0.49%)   (0.19%)     0.32%
 Portfolio turnover rate          38%       126%       142%      173%       146%
 Expense ratio before
  reimbursement by adviser      3.24%      2.68%      2.62%     2.52%      2.57%

* Net investment income per share has been calculated using the average share method

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)

--------------------------------------------------------------------------------

                                                        International Equity
                                                                Fund
                                                        ----------------------
                                                               Class I
                                                        ----------------------
                                                                     7/10/00*
                                                        Year ended      to
                                                        10/31/01**  10/31/00**
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                        $10.47      $11.74
--------------------------------------------------------------------------------
Investment Operations:
 Net investment income/(loss)                                 0.03       (0.01)
 Net realized and unrealized gain/(loss) on investments
  and foreign currency                                       (1.92)      (1.26)
                                                        ----------------------
 Total from investment operations                            (1.89)      (1.27)
                                                        ----------------------
Distributions
 Distributions from realized capital gains                   (1.51)          -
--------------------------------------------------------------------------------
Net Asset Value, End of Period                               $7.07      $10.47
--------------------------------------------------------------------------------
Total Return                                               (20.84%)     10.82%+
--------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net assets, end of period (000's)                         $18,458     $16,656
 Ratio of total expenses to average net assets               1.54%       1.39%#
 Ratio of net investment income (loss) to average net
  assets                                                     0.38%      (0.19%)#
 Portfolio turnover rate                                       38%        126%+
 Expense ratio before reimbursement by adviser               2.50%       1.83%#

--------------------------------------------------------------------------------

                                     International Small Cap Fund
                          ------------------------------------------------------
                                               Class A
                          ------------------------------------------------------
                                                                Year      Year
                          Year ended  Year ended  Year ended   ended     ended
                          10/31/01**  10/31/00**  10/31/99**  10/31/98  10/31/97
---------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period          $19.21      $18.83      $13.91    $13.86    $13.43
---------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                (0.05)      (0.30)      (0.14)    (0.02)    (0.03)
 Net realized and
  unrealized gain/(loss)
  on investments and
  foreign currency             (7.98)       5.35        5.06      0.07      0.46
                          ------------------------------------------------------
 Total from investment
  operations                   (8.03)       5.05        4.92      0.05      0.43
                          ------------------------------------------------------
Distributions
 Distributions from
  realized capital gains       (1.00)      (4.67)          -         -         -
---------------------------------------------------------------------------------
Net Asset Value, End of
 Period                       $10.18      $19.21      $18.83    $13.91    $13.86
---------------------------------------------------------------------------------
Total Return                 (43.66%)     23.34%      35.37%     0.36%     3.20%
---------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net assets, end of
  period (000's)              $2,512      $6,003      $2,309    $2,173    $3,225
 Ratio of total expenses
  to average net assets        1.93%       1.97%       1.90%     1.90%     1.90%
 Ratio of net investment
  income (loss) to
  average net assets          (0.38%)     (1.21%)     (0.87%)   (0.12%)   (0.19%)
 Portfolio turnover rate        628%        537%        202%       54%       75%
 Expense ratio before
  reimbursement by
  adviser                      4.83%       2.21%       2.24%     2.23%     2.46%

*  Commencement of Operations
** Net investment income per share has been calculated using the average share method
#  Annualized
+  Non-annualized

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)

--------------------------------------------------------------------------------

                                     International Small Cap Fund
                            ---------------------------------------------------
                                                Class B
                            ---------------------------------------------------
                              Year       Year       Year       Year      Year
                              ended      ended      ended     ended     ended
                            10/31/01*  10/31/00*  10/31/99*  10/31/98  10/31/97
--------------------------------------------------------------------------------
Net Asset Value, Beginning
 of Period                     $18.43     $18.35     $13.66    $13.71    $13.37
--------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                 (0.14)     (0.43)     (0.27)    (0.12)    (0.11)
 Net realized and
  unrealized gain/(loss) on
  investments and foreign
  currency                      (7.62)      5.18       4.96      0.07      0.45
                            ---------------------------------------------------
 Total from investment
  operations                    (7.76)      4.75       4.69     (0.05)     0.34
                            ---------------------------------------------------
Distributions
 Distributions from
  realized capital gains        (1.00)     (4.67)         -         -         -
--------------------------------------------------------------------------------
Net Asset Value, End of
 Period                         $9.67     $18.43     $18.35    $13.66    $13.71
--------------------------------------------------------------------------------
Total Return                  (44.07%)    22.16%     34.33%    (0.36%)    2.54%
--------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net assets, end of period
  (000's)                      $5,028    $11,665     $7,417    $7,073    $7,369
 Ratio of total expenses to
  average net assets            2.56%      2.62%      2.55%     2.55%     2.55%
 Ratio of net investment
  income (loss) to average
  net assets                   (1.04%)    (1.87%)    (1.53%)   (0.79%)   (0.84%)
 Portfolio turnover rate         628%       537%       202%       54%       75%
 Expense ratio before
  reimbursement by adviser      5.46%      2.85%      2.89%     2.88%     2.98%

--------------------------------------------------------------------------------

                                     International Small Cap Fund
                            ---------------------------------------------------
                                                Class C
                            ---------------------------------------------------
                              Year       Year       Year       Year      Year
                              ended      ended      ended     ended     ended
                            10/31/01*  10/31/00*  10/31/99*  10/31/98  10/31/97
--------------------------------------------------------------------------------
Net Asset Value, Beginning
 of Period                     $18.50     $18.37     $13.66    $13.71    $13.37
--------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                 (0.14)     (0.43)     (0.31)    (0.12)    (0.11)
 Net realized and
  unrealized gain/(loss) on
  investments and foreign
  currency                      (7.65)      5.23       5.02      0.07      0.45
                            ---------------------------------------------------
 Total from investment
  operations                    (7.79)      4.80       4.71     (0.05)     0.34
                            ---------------------------------------------------
Distributions
 Distributions from
  realized capital gains        (1.00)     (4.67)         -         -         -
--------------------------------------------------------------------------------
Net Asset Value, End of
 Period                         $9.71     $18.50     $18.37    $13.66    $13.71
--------------------------------------------------------------------------------
Total Return                  (44.06%)    22.43%     34.48%    (0.36%)    2.54%
--------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net assets, end of period
  (000's)                      $3,727     $9,893     $5,972    $6,195    $7,025
 Ratio of total expenses to
  average net assets            2.56%      2.62%      2.55%     2.55%     2.55%
 Ratio of net investment
  income (loss) to average
  net assets                   (1.06%)    (1.84%)    (1.53%)   (0.78%)   (0.84%)
 Portfolio turnover rate         628%       537%       202%       54%       75%
 Expense ratio before
  reimbursement by adviser      5.46%      2.86%      2.89%     2.88%     2.96%

* Net investment income per share has been calculated using the average share method

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)

--------------------------------------------------------------------------------

                                             Balanced Fund
                            ---------------------------------------------------
                                                Class A
                            ---------------------------------------------------
                              Year       Year       Year       Year      Year
                              ended      ended      ended     ended     ended
                            10/31/01*  10/31/00*  10/31/99*  10/31/98  10/31/97
--------------------------------------------------------------------------------
Net Asset Value, Beginning
 of Period                      $9.43     $10.56     $11.48    $12.58    $12.33
--------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                  0.14       0.14       0.24      0.25      0.34
 Net realized and
  unrealized gain/(loss) on
  investments and foreign
  currency                      (2.25)      0.32      (0.09)     1.04      1.52
                            ---------------------------------------------------
 Total from investment
  operations                    (2.11)      0.46       0.15      1.29      1.86
                            ---------------------------------------------------
Distributions
 Dividends from net
  investment income             (0.11)     (0.28)     (0.23)    (0.32)    (0.45)
 Distributions from
  realized capital gains            -      (1.31)     (0.84)    (2.07)    (1.16)
                            ---------------------------------------------------
 Total distributions            (0.11)     (1.59)     (1.07)    (2.39)    (1.61)
--------------------------------------------------------------------------------
Net Asset Value, End of
 Period                         $7.21      $9.43     $10.56    $11.48    $12.58
--------------------------------------------------------------------------------
Total Return                  (22.57%)     5.67%      1.20%    12.42%    17.01%
--------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net assets, end of period
  (000's)                      $6,626     $7,910     $5,936   $14,415   $12,294
 Ratio of total expenses to
  average net assets            1.64%      1.50%      1.39%     1.39%     1.34%
 Ratio of net investment
  income (loss) to average
  net assets                    1.69%      1.54%      2.18%     2.11%     2.74%
 Portfolio turnover rate          63%       217%       198%      185%      211%
 Expense ratio before
  reimbursement by adviser      1.77%      1.76%      1.60%     1.53%     1.59%

--------------------------------------------------------------------------------

                                             Balanced Fund
                            ----------------------------------------------------
                                                Class B
                            ----------------------------------------------------
                              Year       Year       Year       Year      Year
                              ended      ended      ended     ended      ended
                            10/31/01*  10/31/00*  10/31/99*  10/31/98  10/31/97*
---------------------------------------------------------------------------------
Net Asset Value, Beginning
 of Period                      $9.38     $10.49     $11.40    $12.49     $12.26
---------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                  0.08       0.08       0.18      0.18       0.25
 Net realized and
  unrealized gain/(loss)
  on investments and
  foreign currency              (2.24)      0.34      (0.10)     1.04       1.53
                            ----------------------------------------------------
 Total from investment
  operations                    (2.16)      0.42       0.08      1.22       1.78
                            ----------------------------------------------------
Distributions
 Dividends from net
  investment income             (0.05)     (0.22)     (0.15)    (0.24)     (0.39)
 Distributions from
  realized capital gains            -      (1.31)     (0.84)    (2.07)     (1.16)
                            ----------------------------------------------------
 Total distributions            (0.05)     (1.53)     (0.99)    (2.31)     (1.55)
---------------------------------------------------------------------------------
Net Asset Value, End of
 Period                         $7.17      $9.38     $10.49    $11.40     $12.49
---------------------------------------------------------------------------------
Total Return                  (23.10%)     5.17%      0.57%    11.71%     16.27%
---------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net assets, end of period
  (000's)                     $10,560    $15,566    $13,958   $18,929    $17,140
 Ratio of total expenses
  to average net assets         2.29%      2.15%      2.04%     2.04%      1.99%
 Ratio of net investment
  income (loss) to average
  net assets                    0.97%      0.87%      1.60%     1.46%      2.09%
 Portfolio turnover rate          63%       217%       198%      185%       211%
 Expense ratio before
  reimbursement by adviser      2.41%      2.41%      2.25%     2.18%      2.23%

* Net investment income per share has been calculated using the average share method

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)

--------------------------------------------------------------------------------

                                            Balanced Fund
                          ------------------------------------------------------
                                               Class C
                          ------------------------------------------------------
                                                                Year      Year
                          Year ended  Year ended  Year ended   ended     ended
                          10/31/01**  10/31/00**  10/31/99**  10/31/98  10/31/97
---------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period           $9.50      $10.63      $11.54    $12.62    $12.35
---------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                 0.08        0.08        0.17      0.18      0.25
 Net realized and
  unrealized gain/(loss)
  on investments and
  foreign currency             (2.27)       0.32       (0.09)     1.05      1.54
                          ------------------------------------------------------
 Total from investment
  operations                   (2.19)       0.40        0.08      1.23      1.79
                          ------------------------------------------------------
Distributions
 Dividends from net
  investment income            (0.05)      (0.22)      (0.15)    (0.24)    (0.36)
 Distributions from
  realized capital gains           -       (1.31)      (0.84)    (2.07)    (1.16)
                          ------------------------------------------------------
 Total distributions           (0.05)      (1.53)      (0.99)    (2.31)    (1.52)
---------------------------------------------------------------------------------
Net Asset Value, End of
 Period                        $7.26       $9.50      $10.63    $11.54    $12.62
---------------------------------------------------------------------------------
Total Return                 (23.12%)      4.86%       0.58%    11.68%    16.21%
---------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net assets, end of
  period (000's)             $22,369     $37,282     $53,669   $65,049   $68,261
 Ratio of total expenses
  to average net assets        2.29%       2.15%       2.04%     2.04%     1.99%
 Ratio of net investment
  income (loss) to
  average net assets           0.97%       0.88%       1.55%     1.47%     2.09%
 Portfolio turnover rate         63%        217%        198%      185%      211%
 Expense ratio before
  reimbursement by
  adviser                      2.41%       2.43%       2.25%     2.18%     2.20%

--------------------------------------------------------------------------------

                                                            Balanced Fund
                                                        ----------------------
                                                               Class I
                                                        ----------------------
                                                                     7/10/00*
                                                        Year ended      to
                                                        10/31/01**  10/31/00**
-------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                         $9.45       $9.34
-------------------------------------------------------------------------------
Investment Operations:
 Net investment income/(loss)                                 0.15        0.14
 Net realized and unrealized gain/(loss) on investments
  and foreign currency                                       (2.25)      (0.03)
                                                        ----------------------
 Total from investment operations                            (2.10)       0.11
                                                        ----------------------
Distributions
 Dividends from net investment income                        (0.12)          -
-------------------------------------------------------------------------------
Net Asset Value, End of Period                               $7.23        9.45
-------------------------------------------------------------------------------
Total Return                                               (22.45%)      1.07%+
-------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net assets, end of period (000's)                          $4,748      $5,923
 Ratio of total expenses to average net assets               1.54%       1.41%#
 Ratio of net investment income (loss) to average net
  assets                                                     1.81%       1.47%#
 Portfolio turnover rate                                       63%        217%+
 Expense ratio before reimbursement by adviser               1.67%       1.54%#

*  Commencement of operations
** Net investment income per share has been calculated using the average share method
#  Annualized
+  Non-annualized

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)

--------------------------------------------------------------------------------

                                            Core Bond Fund
                            ---------------------------------------------------
                                                Class A
                            ---------------------------------------------------
                              Year       Year       Year       Year      Year
                              ended      ended      ended     ended     ended
                            10/31/01*  10/31/00*  10/31/99*  10/31/98  10/31/97
--------------------------------------------------------------------------------
Net Asset Value, Beginning
 of Period                      $9.60      $9.85     $10.63    $10.52    $10.34
--------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                  0.55       0.62       0.66      0.68      0.67
 Net realized and
  unrealized gain/(loss) on
  investments and foreign
  currency                       0.65      (0.21)     (0.77)     0.10      0.18
                            ---------------------------------------------------
 Total from investment
  operations                     1.20       0.41      (0.11)     0.78      0.85
                            ---------------------------------------------------
Distributions
 Dividends from net
  investment income             (0.51)     (0.59)     (0.67)    (0.67)    (0.67)
 Distributions in excess of
  net investment income             -      (0.01)         -         -         -
 Return of capital                  -      (0.06)         -         -         -
                            ---------------------------------------------------
 Total distributions            (0.51)     (0.66)     (0.67)    (0.67)    (0.67)
--------------------------------------------------------------------------------
Net Asset Value, End of
 Period                        $10.29      $9.60      $9.85    $10.63    $10.52
--------------------------------------------------------------------------------
Total Return                   12.85%      4.35%     (1.08%)    7.63%     8.57%
--------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net assets, end of period
  (000's)                      $5,901     $3,858     $3,507    $6,730    $7,110
 Ratio of total expenses to
  average net assets            1.31%      1.29%      1.25%     1.25%     1.25%
 Ratio of net investment
  income (loss) to average
  net assets                    5.51%      6.45%      4.77%     6.45%     6.54%
 Portfolio turnover rate         215%        94%        43%       48%       65%
 Expense ratio before
  reimbursement by adviser      1.35%      1.78%      1.70%     1.54%     1.62%

--------------------------------------------------------------------------------

                                            Core Bond Fund
                            ---------------------------------------------------
                                               Class B
                            ---------------------------------------------------
                              Year       Year       Year       Year      Year
                              ended      ended      ended     ended     ended
                            10/31/01*  10/31/00*  10/31/99*  10/31/98  10/31/97
--------------------------------------------------------------------------------
Net Asset Value, Beginning
 of Period                      $9.59      $9.85     $10.62    $10.52    $10.33
--------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                  0.48       0.58       0.59      0.61      0.60
 Net realized and
  unrealized gain/(loss) on
  investments and foreign
  currency                       0.64      (0.24)     (0.75)     0.10      0.20
                            ---------------------------------------------------
 Total from investment
  operations                     1.12       0.34      (0.16)     0.71      0.80
                            ---------------------------------------------------
Distributions
 Dividends from net
  investment income             (0.45)     (0.54)     (0.61)    (0.61)    (0.61)
 Distributions in excess of
  net investment income             -      (0.01)         -         -         -
 Return of capital                  -      (0.05)         -         -         -
                            ---------------------------------------------------
 Total distributions            (0.45)     (0.60)     (0.61)    (0.61)    (0.61)
--------------------------------------------------------------------------------
Net Asset Value, End of
 Period                        $10.26      $9.59      $9.85    $10.62    $10.52
--------------------------------------------------------------------------------
Total Return                   11.93%      3.70%     (1.56%)    6.93%     8.05%
--------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net assets, end of period
  (000's)                      $6,444     $4,937     $4,295    $4,845    $4,613
 Ratio of total expenses to
  average net assets            1.97%      1.95%      1.90%     1.90%     1.90%
 Ratio of net investment
  income (loss) to average
  net assets                    4.88%      5.95%      5.71%     5.81%     5.89%
 Portfolio turnover rate         215%        94%        43%       48%       65%
 Expense ratio before
  reimbursement by adviser      2.00%      2.45%      2.39%     2.20%     2.33%

* Net investment income per share has been calculated using the average share method

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)

--------------------------------------------------------------------------------

                                            Core Bond Fund
                          ------------------------------------------------------
                                               Class C
                          ------------------------------------------------------
                                                                Year      Year
                          Year ended  Year ended  Year ended   ended     ended
                          10/31/01**  10/31/00**  10/31/99**  10/31/98  10/31/97
---------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period           $9.59       $9.85      $10.62    $10.52    $10.33
---------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                 0.48        0.57        0.59      0.61      0.60
 Net realized and
  unrealized gain/(loss)
  on investments and
  foreign currency              0.64       (0.23)      (0.75)     0.10      0.20
                          ------------------------------------------------------
 Total from investment
  operations                    1.12        0.34       (0.16)     0.71      0.80
                          ------------------------------------------------------
Distributions
 Dividends from net
  investment income            (0.45)      (0.54)      (0.61)    (0.61)    (0.61)
 Distributions in excess
  of net investment
  income                           -       (0.01)          -         -         -
 Return of capital                 -       (0.05)          -         -         -
                          ------------------------------------------------------
 Total distributions           (0.45)      (0.60)      (0.61)    (0.61)    (0.61)
---------------------------------------------------------------------------------
Net Asset Value, End of
 Period                       $10.26       $9.59       $9.85    $10.62    $10.52
---------------------------------------------------------------------------------
Total Return                  11.93%       3.70%      (1.56%)    6.93%     8.05%
---------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net assets, end of
  period (000's)              $4,541      $2,778      $4,593    $5,532    $6,109
 Ratio of total expenses
  to average net assets        1.97%       1.95%       1.90%     1.90%     1.90%
 Ratio of net investment
  income (loss) to
  average net assets           4.79%       5.84%       5.70%     5.81%     5.89%
 Portfolio turnover rate        215%         94%         43%       48%       65%
 Expense ratio before
  reimbursement by
  adviser                      2.01%       2.49%       2.38%     2.20%     2.29%

--------------------------------------------------------------------------------


                                           Core Bond Fund
                             ----------------------------------------------
                                    Class I                Class II
                             ----------------------  ----------------------
                                          7/10/00*                7/10/00*
                             Year ended      to      Year ended      to
                             10/31/01**  10/31/00**  10/31/01**  10/31/00**
--------------------------------------------------------------------------------
Net Asset Value, Beginning
 of Period                        $9.62       $9.65       $9.60       $9.64
--------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                    0.57        0.19        0.59        0.19
 Net realized and unrealized
  gain/(loss) on investments
  and foreign currency             0.65       (0.02)       0.65       (0.03)
                             ---------------------------------------------------
 Total from investment
  operations                       1.22        0.17        1.24        0.16
                             ---------------------------------------------------
Distributions
 Dividends from net
  investment income               (0.52)      (0.18)      (0.55)      (0.18)
 Return of capital                    -       (0.02)          -       (0.02)
                             ---------------------------------------------------
 Total distributions              (0.52)      (0.20)      (0.55)      (0.20)
--------------------------------------------------------------------------------
Net Asset Value, End of
 Period                          $10.32       $9.62      $10.29       $9.60
--------------------------------------------------------------------------------
Total Return                     13.01%       1.85%+     13.37%       1.81%+
--------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net assets, end of period
  (000's)                       $22,782     $19,971    $323,570    $317,842
 Ratio of total expenses to
  average net assets              1.22%       1.16%#      0.97%       0.95%#
 Ratio of net investment
  income to average net
  assets                          5.68%       6.18%#      5.97%       6.39%#
 Portfolio turnover rate           215%         94%+       215%         94%+
 Expense ratio before
  reimbursement by adviser        1.25%       1.16%#      1.00%       0.96%#

*  Commencement of operations
** Net investment income per share has been calculated using the average share method
#  Annualized
+  Non-annualized

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)

-------------------------------------------------------------------------------

                                                 High Yield Bond Fund/1/
                                               ------------------------------
                                                         Class A
                                               ------------------------------
                                                 Year       Year       Year
                                                 ended      ended     ended
                                               10/31/01*  10/31/00*  10/31/99
------------------------------------------------------------------------------
Net Asset Value, Beginning of Period               $8.56      $9.43    $10.00
------------------------------------------------------------------------------
Investment Operations:
 Net investment income/(loss)                       0.78       0.88      0.81
 Net realized and unrealized gain/(loss) on
  Investments and foreign currency                 (0.96)     (0.87)    (0.57)
                                               ------------------------------
 Total from investment operations                  (0.18)      0.01      0.24
                                               ------------------------------
Distributions
 Dividends from net investment income              (0.82)     (0.88)    (0.81)
------------------------------------------------------------------------------
Net Asset Value, End of Period                     $7.56      $8.56     $9.43
------------------------------------------------------------------------------
Total Return                                      (2.23%)     0.04%     2.28%
------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net assets, end of period (000's)                  $722       $286       $34
 Ratio of total expenses to average net assets     1.57%      1.38%     1.25%
 Ratio of net investment income to average net
  assets                                           9.73%     10.13%     5.69%
 Portfolio turnover rate                             83%        57%       72%
 Expense ratio before reimbursement by adviser     1.75%      1.81%     2.01%

-------------------------------------------------------------------------------

                                                 High Yield Bond Fund/1/
                                               ------------------------------
                                                         Class B
                                               ------------------------------
                                                 Year       Year       Year
                                                 ended      ended     ended
                                               10/31/01*  10/31/00*  10/31/99
------------------------------------------------------------------------------
Net Asset Value, Beginning of Period               $8.55      $9.43    $10.00
------------------------------------------------------------------------------
Investment Operations:
 Net investment income/(loss)                       0.73       0.82      0.74
 Net realized and unrealized gain/(loss) on
  investments and foreign currency                 (0.96)     (0.88)    (0.57)
                                               ------------------------------
 Total from investment operations                  (0.23)     (0.06)     0.17
                                               ------------------------------
Distributions
 Dividends from net investment income              (0.77)     (0.82)    (0.74)
------------------------------------------------------------------------------
Net Asset Value, End of Period                     $7.55      $8.55     $9.43
------------------------------------------------------------------------------
Total Return                                      (2.84%)    (0.83%)    1.53%
------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net assets, end of period (000's)                $2,911     $1,594    $  652
 Ratio of total expenses to average net assets     2.21%      2.10%     2.00%
 Ratio of net investment income to average net
  assets                                           9.17%      9.41%     7.30%
 Portfolio turnover rate                             83%        57%       72%
 Expense ratio before reimbursement by adviser     2.39%      2.52%     2.37%

/1/The financial information for the fiscal periods prior to July 7, 2000 reflect the financial information for the AGSPC2 High Yield Bond Fund, which was reorganized into North American High Yield Bond Fund on that date.
* Net investment income per share has been calculated using the average share method

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)

-------------------------------------------------------------------------------

                                                        High Yield Bond Fund
                                                        ----------------------
                                                               Class C
                                                        ----------------------
                                                                     8/21/00*
                                                        Year ended      to
                                                        10/31/01**  10/31/00**
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                         $8.55      $ 9.00
--------------------------------------------------------------------------------
Investment Operations:
 Net investment income/(loss)                                 0.71        0.20
 Net realized and unrealized gain/(loss) on investments
  and foreign currency                                       (0.94)      (0.49)
                                                        ----------------------
 Total from investment operations                            (0.23)      (0.29)
                                                        ----------------------
Distributions
 Dividends from net investment income                        (0.77)      (0.16)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                               $7.55       $8.55
--------------------------------------------------------------------------------
Total Return                                                (2.84%)     (3.29%)+
--------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net assets, end of period (000's)                          $2,274        $545
 Ratio of total expenses to average net assets               2.21%       2.07%#
 Ratio of net investment income to average net assets        9.02%       9.10%#
 Portfolio turnover rate                                       83%         57%+
 Expense ratio before reimbursement by adviser               2.39%       2.07%#

-------------------------------------------------------------------------------

                                                  High Yield Bond Fund/1/
                                               --------------------------------
                                                          Class I
                                               --------------------------------
                                                                         Year
                                               Year ended  Year ended   ended
                                               10/31/01**  10/31/00**  10/31/99
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                $8.56       $9.43    $10.00
--------------------------------------------------------------------------------
Investment Operations:
 Net investment income/(loss)                        0.78        0.93      0.83
 Net realized and unrealized gain/(loss) on
  investments and foreign currency                  (0.96)      (0.90)    (0.57)
                                               --------------------------------
 Total from investment operations                   (0.18)       0.03      0.26
                                               --------------------------------
Distributions
 Dividends from net investment income               (0.84)      (0.90)    (0.83)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                      $7.54       $8.56     $9.43
--------------------------------------------------------------------------------
Total Return                                       (2.30%)      0.04%     2.44%
--------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net assets, end of period (000's)                 $3,062         $14       $14
 Ratio of total expenses to average net assets      1.51%       1.22%     1.13%
 Ratio of net investment income to average net
  assets                                            9.80%      10.14%     5.57%
 Portfolio turnover rate                              83%         57%       72%
 Expense ratio before reimbursement by adviser      1.69%       1.79%     2.05%

/1/The financial information for the fiscal periods prior to July 7, 2000 reflect the financial information for the AGSPC2 High Yield Bond Fund, which was reorganized into North American High Yield Bond Fund on that date.
*  Commencement of Operations
** Net investment income per share has been calculated using the average share method
#  Annualized
+  Non-annualized

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)

--------------------------------------------------------------------------------

                                                 High Yield Bond Fund/1/
                                               ------------------------------
                                                        Class II
                                               ------------------------------
                                                 Year       Year       Year
                                                 ended      ended     ended
                                               10/31/01*  10/31/00*  10/31/99
------------------------------------------------------------------------------
Net Asset Value, Beginning of Period               $8.55      $9.43    $10.00
------------------------------------------------------------------------------
Investment Operations:
 Net investment income/(loss)                       0.84       0.95      0.86
 Net realized and unrealized gain/(loss) on
  investments and foreign currency                 (1.01)     (0.91)    (0.57)
                                               ------------------------------
 Total from investment operations                  (0.17)      0.04      0.29
                                               ------------------------------
Distributions
 Dividends from net investment income              (0.85)     (0.92)    (0.86)
------------------------------------------------------------------------------
Net Asset Value, End of Period                     $7.53      $8.55     $9.43
------------------------------------------------------------------------------
Total Return                                      (2.07%)     0.30%     2.74%
------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net assets, end of period (000's)               $61,451    $62,702   $62,506
 Ratio of total expenses to average net assets     1.15%      0.96%     0.88%
 Ratio of net investment income to average net
  assets                                          10.45%     10.41%     8.84%
 Portfolio turnover rate                             83%        57%       72%
 Expense ratio before reimbursement by adviser     1.33%      1.56%     1.35%

--------------------------------------------------------------------------------

                                           Municipal Bond Fund
                               -------------------------------------------------
                                                 Class A
                               -------------------------------------------------
                                 Year       Year      Year      Year      Year
                                 ended     ended     ended     ended     ended
                               10/31/01*  10/31/00  10/31/99  10/31/98  10/31/97
---------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Period                            $9.65     $9.48    $10.22    $10.09     $9.73
---------------------------------------------------------------------------------
Investment Operations:
 Net investment income/(loss)       0.40      0.45      0.45      0.47      0.48
 Net realized and unrealized
  gain/(loss) on investments
  and foreign currency              0.58      0.18     (0.74)     0.13      0.36
                               -------------------------------------------------
 Total from investment
  operations                        0.98      0.63     (0.29)     0.60      0.84
                               -------------------------------------------------
Distributions
 Dividends from net
  investment income                (0.40)    (0.46)    (0.45)    (0.47)    (0.48)
---------------------------------------------------------------------------------
Net Asset Value, End of
 Period                           $10.23     $9.65     $9.48    $10.22    $10.09
---------------------------------------------------------------------------------
Total Return                      10.29%     6.80%    (2.95%)    6.04%     8.85%
---------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net assets, end of period
  (000's)                         $8,363    $7,774    $4,435    $5,820    $6,347
 Ratio of total expenses to
  average net assets               1.03%     1.01%     1.00%     1.00%     0.99%
 Ratio of net investment
  income (loss) to average
  net assets                       3.97%     4.74%     4.52%     4.60%     4.87%
 Portfolio turnover rate            223%       48%       46%       43%       29%
 Expense ratio before
  reimbursement by adviser         1.62%     1.61%     1.41%     1.23%     1.23%

/1/The financial information for the fiscal periods prior to July 7, 2000 reflect the financial information for the AGSPC2 High Yield Bond Fund, which was reorganized into North American High Yield Bond Fund on that date.
* Net investment income per share has been calculated using the average share method

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)

--------------------------------------------------------------------------------

                                            Municipal Bond Fund
                               -------------------------------------------------
                                                  Class B
                               -------------------------------------------------
                                 Year       Year      Year      Year      Year
                                 ended     ended     ended     ended     ended
                               10/31/01*  10/31/00  10/31/99  10/31/98  10/31/97
---------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Period                            $9.65     $9.48    $10.22    $10.09     $9.73
---------------------------------------------------------------------------------
Investment Operations:
 Net investment income/(loss)       0.31      0.37      0.37      0.38      0.40
 Net realized and unrealized
  gain/(loss) on investments
  and foreign currency              0.59      0.18     (0.74)     0.13      0.36
                               -------------------------------------------------
 Total from investment
  operations                        0.90      0.55     (0.37)     0.51      0.76
                               -------------------------------------------------
Distributions
 Dividends from net
  investment income                (0.31)    (0.38)    (0.37)    (0.38)    (0.40)
---------------------------------------------------------------------------------
Net Asset Value, End of
 Period                           $10.24     $9.65     $9.48    $10.22    $10.09
---------------------------------------------------------------------------------
Total Return                       9.47%     5.92%    (3.77%)    5.15%     7.94%
---------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net assets, end of period
  (000's)                         $5,788    $6,416    $4,197    $5,273    $6,532
 Ratio of total expenses to
  average net assets               1.88%     1.88%     1.85%     1.85%     1.84%
 Ratio of net investment
  income (loss) to average
  net assets                       3.12%     3.89%     3.67%     3.75%     4.02%
 Portfolio turnover rate            223%       48%       46%       43%       29%
 Expense ratio before
  reimbursement by adviser         2.47%     2.47%     2.26%     2.08%     2.15%

--------------------------------------------------------------------------------

                                            Municipal Bond Fund
                               -------------------------------------------------
                                                  Class C
                               -------------------------------------------------
                                 Year       Year      Year      Year      Year
                                 ended     ended     ended     ended     ended
                               10/31/01*  10/31/00  10/31/99  10/31/98  10/31/97
---------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Period                            $9.65     $9.48    $10.22    $10.09     $9.73
---------------------------------------------------------------------------------
Investment Operations:
 Net investment income/(loss)       0.31      0.38      0.37      0.38      0.40
 Net realized and unrealized
  gain/(loss) on investments
  and foreign currency              0.59      0.17     (0.74)     0.13      0.36
                               -------------------------------------------------
 Total from investment
  operations                        0.90      0.55     (0.37)     0.51      0.76
                               -------------------------------------------------
Distributions
 Dividends from net
  investment income                (0.31)    (0.38)    (0.37)    (0.38)    (0.40)
---------------------------------------------------------------------------------
Net Asset Value, End of
 Period                           $10.24     $9.65     $9.48    $10.22    $10.09
---------------------------------------------------------------------------------
Total Return                       9.47%     5.93%    (3.77%)    5.15%     7.94%
---------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net assets, end of period
  (000's)                         $2,242    $2,297    $3,931    $5,147    $5,305
 Ratio of total expenses to
  average net assets               1.90%     1.87%     1.85%     1.85%     1.84%
 Ratio of net investment
  income (loss) to average
  net assets                       3.15%     3.97%     3.67%     3.75%     4.02%
 Portfolio turnover rate            223%       48%       46%       43%       29%
 Expense ratio before
  reimbursement by adviser         2.49%     2.53%     2.26%     2.08%     2.15%

* Net investment income per share has been calculated using the average share method

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)

--------------------------------------------------------------------------------

                                          Strategic Income Fund
                               -------------------------------------------------
                                                 Class A
                               -------------------------------------------------
                                 Year       Year      Year      Year      Year
                                 ended     ended     ended     ended     ended
                               10/31/01*  10/31/00  10/31/99  10/31/98  10/31/97
---------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Period                            $7.99     $8.40     $8.99     $9.76     $9.80
---------------------------------------------------------------------------------
Investment Operations:
 Net investment income/(loss)       0.72      0.72      0.72      0.67      0.70
 Net realized and unrealized
  gain/(loss) on investments
  and foreign currency             (0.22)    (0.38)    (0.53)    (0.63)     0.28
                               -------------------------------------------------
 Total from investment
  operations                        0.50      0.34      0.19      0.04      0.98
                               -------------------------------------------------
Distributions
 Dividends from net
  investment income                (0.72)    (0.63)    (0.73)    (0.67)    (0.84)
 Distributions from realized
  capital gains                        -         -     (0.05)    (0.14)    (0.18)
 Distributions in excess of
  net investment income                -     (0.03)        -         -         -
 Return of capital                     -     (0.09)        -         -         -
                               -------------------------------------------------
 Total distributions               (0.72)    (0.75)    (0.78)    (0.81)    (1.02)
---------------------------------------------------------------------------------
Net Asset Value, End of
 Period                            $7.77     $7.99     $8.40     $8.99     $9.76
---------------------------------------------------------------------------------
Total Return                       6.48%     4.09%     2.10%     0.22%    10.57%
---------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net assets, end of period
  (000's)                         $8,478    $6,439    $8,997   $15,296   $15,924
 Ratio of total expenses to
  average net assets               1.57%     1.55%     1.50%     1.50%     1.50%
 Ratio of net investment
  income (loss) to average
  net assets                       9.07%     8.70%     8.21%     7.02%     7.25%
 Portfolio turnover rate             49%       46%      119%      162%      193%
 Expense ratio before
  reimbursement by adviser         1.74%     1.87%     1.67%     1.56%     1.61%

--------------------------------------------------------------------------------

                                          Strategic Income Fund
                               -------------------------------------------------
                                                 Class B
                               -------------------------------------------------
                                 Year       Year      Year      Year      Year
                                 ended     ended     ended     ended     ended
                               10/31/01*  10/31/00  10/31/99  10/31/98  10/31/97
---------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Period                            $7.99     $8.41     $8.99     $9.76     $9.80
---------------------------------------------------------------------------------
Investment Operations:
 Net investment income/(loss)       0.67      0.67      0.66      0.61      0.64
 Net realized and unrealized
  gain/(loss) on investments
  and foreign currency             (0.23)    (0.39)    (0.52)    (0.63)     0.28
                               -------------------------------------------------
 Total from investment
  operations                        0.44      0.28      0.14     (0.02)     0.92
                               -------------------------------------------------
Distributions
 Dividends from net
  investment income                (0.67)    (0.59)    (0.67)    (0.61)    (0.78)
 Distributions from realized
  capital gains                        -         -     (0.05)    (0.14)    (0.18)
 Distributions in excess of
  net investment income                -     (0.03)        -         -         -
 Return of capital                     -     (0.08)        -         -         -
                               -------------------------------------------------
 Total distributions               (0.67)    (0.70)    (0.72)    (0.75)    (0.96)
---------------------------------------------------------------------------------
Net Asset Value, End of
 Period                            $7.76     $7.99     $8.41     $8.99     $9.76
---------------------------------------------------------------------------------
Total Return                       5.65%     3.33%     1.56%    (0.43%)    9.86%
---------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net assets, end of period
  (000's)                         $9,964   $15,131   $21,340   $29,210   $34,590
 Ratio of total expenses to
  average net assets               2.21%     2.20%     2.15%     2.15%     2.15%
 Ratio of net investment
  income (loss) to average
  net assets                       8.41%     8.00%     7.58%     6.39%     6.60%
 Portfolio turnover rate             49%       46%      119%      162%      193%
 Expense ratio before
  reimbursement by adviser         2.39%     2.52%     2.32%     2.21%     2.23%

* Net investment income per share has been calculated using the average share method

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)

--------------------------------------------------------------------------------

                                         Strategic Income Fund
                             --------------------------------------------------
                                                Class C
                             --------------------------------------------------
                                           Year      Year      Year      Year
                             Year ended   ended     ended     ended     ended
                             10/31/01**  10/31/00  10/31/99  10/31/98  10/31/97
--------------------------------------------------------------------------------
Net Asset Value, Beginning
 of Period                        $7.99     $8.41     $8.99     $9.76     $9.80
--------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                    0.67      0.67      0.66      0.61      0.64
 Net realized and unrealized
  gain/(loss) on investments
  and foreign currency            (0.23)    (0.39)    (0.52)    (0.63)     0.28
                             --------------------------------------------------
 Total from investment
  operations                       0.44      0.28      0.14     (0.02)     0.92
                             --------------------------------------------------
Distributions
 Dividends from net
  investment income               (0.67)    (0.59)    (0.67)    (0.61)    (0.78)
 Distributions from realized
  capital gains                       -         -     (0.05)    (0.14)    (0.18)
 Distributions in excess of
  net investment income               -     (0.03)        -         -         -
 Return of capital                    -     (0.08)        -         -         -
                             --------------------------------------------------
 Total distributions              (0.67)    (0.70)    (0.72)    (0.75)    (0.96)
--------------------------------------------------------------------------------
Net Asset Value, End of
 Period                           $7.76     $7.99     $8.41     $8.99     $9.76
--------------------------------------------------------------------------------
Total Return                      5.65%     3.32%     1.56%    (0.43%)    9.86%
--------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net assets, end of period
  (000's)                       $11,461   $13,056   $20,749   $33,537   $32,683
 Ratio of total expenses to
  average net assets              2.22%     2.20%     2.15%     2.15%     2.15%
 Ratio of net investment
  income (loss) to average
  net assets                      8.41%     8.04%     7.57%     6.37%     6.60%
 Portfolio turnover rate            49%       63%      119%      162%      193%
 Expense ratio before
  reimbursement by adviser        2.39%     2.52%     2.32%     2.21%     2.24%

--------------------------------------------------------------------------------

                                                  Strategic Income Fund
                                                  --------------------------
                                                         Class I
                                                  --------------------------
                                                                  7/10/00*
                                                  Year ended         to
                                                  10/31/01**      10/31/00
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                       $8.00         $8.22
--------------------------------------------------------------------------------
Investment Operations:
 Net investment income/(loss)                               0.73          0.20
 Net realized and unrealized gain/(loss) on
  investments and foreign currency                         (0.22)        (0.20)
                                                  -----------------------------
 Total from investment operations                           0.51             -
                                                  -----------------------------
Distributions
 Dividends from net investment income                      (0.73)        (0.18)
 Distributions in excess of net investment income              -         (0.01)
 Return of capital                                             -         (0.03)
                                                  -----------------------------
 Total distributions                                       (0.73)        (0.22)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                             $7.78         $8.00
--------------------------------------------------------------------------------
Total Return                                               6.63%        (0.10%)+
--------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net assets, end of period (000's)                        $2,811        $2,636
 Ratio of total expenses to average net assets             1.46%         1.45%#
 Ratio of net investment income (loss) to average
  net assets                                               9.17%         7.87%#
 Portfolio turnover rate                                     49%           46%+
 Expense ratio before reimbursement by adviser             1.64%         1.71%#

*  Commencement of Operations
#  Annualized
+  Non-annualized
** Net investment income per share has been calculated using the average share method

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)

--------------------------------------------------------------------------------

                                    U.S. Government Securities Fund
                             --------------------------------------------------
                                                Class A
                             --------------------------------------------------
                               Year       Year       Year      Year      Year
                               ended      ended     ended     ended     ended
                             10/31/01*  10/31/00*  10/31/99  10/31/98  10/31/97
--------------------------------------------------------------------------------
Net Asset Value, Beginning
 of Period                       $9.50      $9.55    $10.08     $9.94     $9.80
--------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                   0.49       0.55      0.53      0.56      0.59
 Net realized and unrealized
  gain/(loss) on investments
  and foreign currency            0.79      (0.02)    (0.48)     0.16      0.13
                             --------------------------------------------------
 Total from investment
  operations                     $1.28       0.53      0.05      0.72      0.72
                             --------------------------------------------------
Distributions
 Dividends from net
  investment income              (0.52)     (0.54)    (0.58)    (0.58)    (0.58)
 Return of capital                   -      (0.04)        -         -         -
                             --------------------------------------------------
 Total distributions             (0.52)     (0.58)    (0.58)    (0.58)    (0.58)
--------------------------------------------------------------------------------
Net Asset Value, End of
 Period                         $10.26      $9.50     $9.55    $10.08     $9.94
--------------------------------------------------------------------------------
Total Return                    13.89%      5.76%     0.48%     7.41%     7.56%
--------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net assets, end of period
  (000's)                      $35,480    $29,468   $35,495   $49,624   $53,235
 Ratio of total expenses to
  average net assets             1.28%      1.25%     1.25%     1.25%     1.25%
 Ratio of net investment
  income (loss) to average
  net assets                     5.03%      5.90%     5.64%     5.65%     6.20%
 Portfolio turnover rate          114%       193%       63%      116%      364%
 Expense ratio before
  reimbursement by adviser       1.54%      1.62%     1.46%     1.40%     1.42%

--------------------------------------------------------------------------------

                                    U.S. Government Securities Fund
                             --------------------------------------------------
                                                Class B
                             --------------------------------------------------
                               Year       Year       Year      Year      Year
                               ended      ended     ended     ended     ended
                             10/31/01*  10/31/00*  10/31/99  10/31/98  10/31/97
--------------------------------------------------------------------------------
Net Asset Value, Beginning
 of Period                       $9.50      $9.56    $10.07     $9.94     $9.80
--------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                   0.43       0.49      0.47      0.49      0.54
 Net realized and unrealized
  gain/(loss) on investments
  and foreign currency            0.80      (0.04)    (0.47)     0.15      0.11
                             --------------------------------------------------
 Total from investment
  operations                     $1.23       0.45      0.00      0.64      0.65
                             --------------------------------------------------
Distributions
 Dividends from net
  investment income              (0.46)     (0.48)    (0.51)    (0.51)    (0.51)
 Return of capital                   -      (0.03)        -         -         -
                             --------------------------------------------------
 Total distributions             (0.46)     (0.51)    (0.51)    (0.51)    (0.51)
--------------------------------------------------------------------------------
Net Asset Value, End of
 Period                         $10.27      $9.50     $9.56    $10.07     $9.94
--------------------------------------------------------------------------------
Total Return                    13.30%      4.91%     0.01%     6.60%     6.84%
--------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net assets, end of period
  (000's)                      $11,001     $8,326   $12,072   $17,850   $16,659
 Ratio of total expenses to
  average net assets             1.93%      1.90%     1.90%     1.90%     1.90%
 Ratio of net investment
  income (loss) to average
  net assets                     4.39%      5.27%     5.00%     4.99%     5.55%
 Portfolio turnover rate          114%       193%       63%      116%      364%
 Expense ratio before
  reimbursement by adviser       2.20%      2.27%     2.11%     2.05%     2.09%

* Net investment income per share has been calculated using the average share method

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)

--------------------------------------------------------------------------------

                                    U.S. Government Securities Fund
                             --------------------------------------------------
                                                Class C
                             --------------------------------------------------
                               Year       Year       Year      Year      Year
                               ended      ended     ended     ended     ended
                             10/31/01*  10/31/00*  10/31/99  10/31/98  10/31/97
--------------------------------------------------------------------------------
Net Asset Value, Beginning
 of Period                       $9.50      $9.56    $10.07     $9.94     $9.80
--------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                   0.43       0.49      0.47      0.49      0.54
 Net realized and unrealized
  gain/(loss) on investments
  and foreign currency            0.80      (0.04)    (0.47)     0.15      0.11
                             --------------------------------------------------
 Total from investment
  operations                     $1.23       0.45      0.00      0.64      0.65
                             --------------------------------------------------
Distributions
 Dividends from net
  investment income              (0.46)     (0.48)    (0.51)    (0.51)    (0.51)
 Return of capital                   -      (0.03)        -         -         -
                             --------------------------------------------------
 Total distributions             (0.46)     (0.51)    (0.51)    (0.51)    (0.51)
--------------------------------------------------------------------------------
Net Asset Value, End of
 Period                         $10.27      $9.50     $9.56    $10.07     $9.94
--------------------------------------------------------------------------------
Total Return                    13.30%      4.91%     0.01%     6.60%     6.84%
--------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net assets, end of period
  (000's)                       $7,399     $6,846   $10,817   $12,708   $14,716
 Ratio of total expenses to
  average net assets             1.94%      1.90%     1.90%     1.90%     1.90%
 Ratio of net investment
  income (loss) to average
  net assets                     4.40%      5.27%     5.00%     5.00%     5.55%
 Portfolio turnover rate          114%       193%       63%      116%      364%
 Expense ratio before
  reimbursement by adviser       2.20%      2.28%     2.11%     2.05%     2.09%

--------------------------------------------------------------------------------

                                             Money Market Fund
                                ------------------------------------------------
                                                  Class A
                                ------------------------------------------------
                                  Year      Year      Year      Year      Year
                                 ended     ended     ended     ended     ended
                                10/31/01  10/31/00  10/31/99  10/31/98  10/31/97
---------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Period                            $1.00     $1.00     $1.00     $1.00     $1.00
---------------------------------------------------------------------------------
Investment Operations:
 Net investment income/(loss)       0.04      0.05      0.04      0.05      0.05
Distributions
 Dividends from net investment
  income                           (0.04)    (0.05)    (0.04)    (0.05)    (0.05)
---------------------------------------------------------------------------------
Net Asset Value, End of Period     $1.00     $1.00     $1.00     $1.00     $1.00
---------------------------------------------------------------------------------
Total Return                       4.27%     5.57%     4.56%     5.18%     5.13%
---------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net assets, end of period
  (000's)                        $27,256   $25,610    $6,030   $10,295   $11,057
 Ratio of total expenses to
  average net assets               0.77%     0.69%     0.50%     0.50%     0.50%
 Ratio of net investment
  income (loss) to average net
  assets                           4.21%     5.72%     4.46%     5.06%     5.02%
 Expense ratio before
  reimbursement by adviser         1.14%     0.94%     0.95%     0.92%     0.96%

* Net investment income per share has been calculated using the average share method

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)

--------------------------------------------------------------------------------

                                             Money Market Fund
                                ------------------------------------------------
                                                  Class B
                                ------------------------------------------------
                                  Year      Year      Year      Year      Year
                                 ended     ended     ended     ended     ended
                                10/31/01  10/31/00  10/31/99  10/31/98  10/31/97
---------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Period                            $1.00     $1.00     $1.00     $1.00     $1.00
---------------------------------------------------------------------------------
Investment Operations:
 Net investment income/(loss)       0.04      0.05      0.04      0.05      0.05
Distributions
 Dividends from net investment
  income                           (0.04)    (0.05)    (0.04)    (0.05)    (0.05)
---------------------------------------------------------------------------------
Net Asset Value, End of Period     $1.00     $1.00     $1.00     $1.00     $1.00
---------------------------------------------------------------------------------
Total Return                       4.27%     5.57%     4.56%     5.18%     5.13%
---------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net assets, end of period
  (000's)                        $11,439    $8,096    $4,551    $5,919    $3,332
 Ratio of total expenses to
  average net assets               0.77%     0.67%     0.50%     0.50%     0.50%
 Ratio of net investment
  income (loss) to average net
  assets                           4.11%     5.54%     4.47%     5.02%     5.02%
 Expense ratio before
  reimbursement by adviser         1.14%     0.93%     0.99%     0.98%     1.05%

--------------------------------------------------------------------------------

                                             Money Market Fund
                                ------------------------------------------------
                                                  Class C
                                ------------------------------------------------
                                  Year      Year      Year      Year      Year
                                 ended     ended     ended     ended     ended
                                10/31/01  10/31/00  10/31/99  10/31/98  10/31/97
---------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Period                            $1.00     $1.00     $1.00     $1.00     $1.00
---------------------------------------------------------------------------------
Investment Operations:
 Net investment income/(loss)       0.04      0.05      0.04      0.05      0.05
Distributions
 Dividends from net investment
  income                           (0.04)    (0.05)    (0.04)    (0.05)    (0.05)
---------------------------------------------------------------------------------
Net Asset Value, End of Period     $1.00     $1.00     $1.00     $1.00     $1.00
---------------------------------------------------------------------------------
Total Return                       4.27%     5.57%     4.56%     5.18%     5.13%
---------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net assets, end of period
  (000's)                         $8,568    $7,195    $8,644    $8,237    $7,539
 Ratio of total expenses to
  average net assets               0.77%     0.67%     0.50%     0.50%     0.50%
 Ratio of net investment
  income (loss) to average net
  assets                           4.25%     5.37%     4.48%     5.05%     5.01%
 Expense ratio before
  reimbursement by adviser         1.14%     1.00%     1.01%     0.94%     1.00%

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)

--------------------------------------------------------------------------------

                                                       Money Market Fund
                                                       ------------------
                                                            Class I
                                                       ------------------
                                                         Year    7/10/00*
                                                        ended       to
                                                       10/31/01  10/31/00
--------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      $1.00     $1.00
--------------------------------------------------------------------------
Investment Operations:
 Net investment income/(loss)                              0.04      0.02
Distributions
 Dividends from net investment income                     (0.04)    (0.02)
--------------------------------------------------------------------------
Net Asset Value, End of Period                            $1.00     $1.00
--------------------------------------------------------------------------
Total Return                                              4.27%    1.84%+
--------------------------------------------------------------------------
Ratios/Supplemental Data
 Net assets, end of period (000's)                       $7,814    $6,125
 Ratio of total expenses to average net assets            0.77%     0.77%#
 Ratio of net investment income (loss) to average net
  assets                                                  4.07%     5.88%#
 Expense ratio before reimbursement by adviser            1.14%     0.80%#

--------------------------------------------------------------------------------

                                                 Municipal Money Market
                                                        Fund/1/
                                               ----------------------------
                                                        Class A
                                               ----------------------------
                                                 Year      Year      Year
                                                ended     ended     Ended
                                               10/31/01  10/31/00  10/31/99
----------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $1.00     $1.00     $1.00
----------------------------------------------------------------------------
Investment Operations:
 Net investment income/(loss)                      0.02      0.03      0.02
Distributions
 Dividends from net investment income             (0.02)    (0.03)    (0.02)
----------------------------------------------------------------------------
Net Asset Value, End of Period                    $1.00     $1.00     $1.00
----------------------------------------------------------------------------
Total Return                                      2.39%     3.06%     2.18%
----------------------------------------------------------------------------
Ratios/Supplemental Data
 Net assets, end of period (000's)               $3,972    $4,452    $3,651
 Ratio of total expenses to average net assets    0.78%     0.97%     1.05%
 Ratio of net investment income to average net
  assets                                          2.39%     3.03%     2.18%
 Expense ratio before reimbursement by adviser    1.96%     1.44%     1.89%

/1/The financial information for the fiscal periods prior to July 7, 2000 reflect the financial information for the AGSPC2 Municipal Money Market Fund, which was reorganized into North American Municipal Money Market Fund on that date.
*  Commencement of Operations
#  Annualized
+  Non-annualized

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)

-------------------------------------------------------------------------------

                                                 Municipal Money Market
                                                        Fund/1/
                                               ----------------------------
                                                        Class B
                                               ----------------------------
                                                 Year      Year      Year
                                                ended     ended     ended
                                               10/31/01  10/31/00  10/31/99
----------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $1.00     $1.00     $1.00
----------------------------------------------------------------------------
Investment Operations:
 Net investment income/(loss)                      0.02      0.03      0.01
Distributions
 Dividends from net investment income             (0.02)    (0.03)    (0.01)
----------------------------------------------------------------------------
Net Asset Value, End of Period                    $1.00     $1.00     $1.00
----------------------------------------------------------------------------
Total Return                                      2.39%     2.48%     1.42%
----------------------------------------------------------------------------
Ratios/Supplemental Data
 Net assets, end of period (000's)               $2,613    $2,777    $2,841
 Ratio of total expenses to average net assets    0.78%     1.54%     1.80%
 Ratio of net investment income to average net
  assets                                          2.38%     2.44%     1.42%
 Expense ratio before reimbursement by adviser    1.96%     2.00%     2.69%

-------------------------------------------------------------------------------

                                                       Municipal Money
                                                       Market Fund/1/
                                                      ------------------
                                                           Class C
                                                      ------------------
                                                        Year    8/10/00*
                                                       ended       to
                                                      10/31/01  10/31/00
-------------------------------------------------------------------------
Net Asset Value, Beginning of Period                     $1.00     $1.00
-------------------------------------------------------------------------
Investment Operations:
 Net investment income/(loss)                             0.02      0.01
Distributions
 Dividends from net investment income                    (0.02)    (0.01)
-------------------------------------------------------------------------
Net Asset Value, End of Period                           $1.00     $1.00
-------------------------------------------------------------------------
Total Return                                              2.40%    0.71%+
-------------------------------------------------------------------------
Ratios/Supplemental Data
 Net assets, end of period (000's)                        $136      $108
 Ratio of total expenses to average net assets           0.78%     0.75%#
 Ratio of net investment income to average net assets    2.33%     2.78%#
 Expense ratio before reimbursement by adviser           1.96%     1.16%#

/1/The financial information for the fiscal periods prior to July 7, 2000 reflect the financial information for the AGSPC2 Municipal Money Market Fund, which was reorganized into North American Municipal Money Market Fund on that date.
*  Commencement of Operations
#  Annualized
+  Non-annualized

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)

--------------------------------------------------------------------------------

                                    Aggressive Growth LifeStyle Fund/1/
                                   ----------------------------------------------
                                                  Class A
                                   ----------------------------------------------
                                    Year ended      Year ended     Year ended
                                    10/31/01*       10/31/00*       10/31/99
---------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Period                                    $12.71          $11.92         $10.00
---------------------------------------------------------------------------------
Investment Operations:
 Net investment income/(loss)                0.51            1.39           0.07
 Net realized and unrealized
  gain/(loss) on investments                (3.28)           0.53           1.91
                                   ----------------------------------------------
 Total from investment operations           (2.77)           1.92           1.98
                                   ----------------------------------------------
Distributions
 Dividends from net investment
  income                                    (0.30)          (0.98)         (0.06)
 Distributions from realized
  capital gains                             (1.62)          (0.15)             -
 Distributions in excess of net
  investment income                         (0.20)              -              -
                                   ----------------------------------------------
 Total distributions                        (2.12)          (1.13)         (0.06)
---------------------------------------------------------------------------------
Net Asset Value, End of Period              $7.82          $12.71         $11.92
---------------------------------------------------------------------------------
Total Return                              (24.89%)         16.27%         19.65%
---------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net assets, end of period
  (000's)                                  $3,417          $4,064         $1,929
 Ratio of total expenses to
  average net assets                        0.20%           0.12%          0.10%
 Ratio of net investment income
  to average net assets                     5.62%          10.81%          0.63%
 Portfolio turnover rate                      86%             53%             9%
 Expense ratio before
  reimbursement by adviser                  0.20%           0.14%          0.10%

--------------------------------------------------------------------------------

                                    Aggressive Growth LifeStyle Fund/1/
                                   ----------------------------------------------
                                                  Class B
                                   ----------------------------------------------
                                    Year ended      Year ended     Year ended
                                    10/31/01*       10/31/00*       10/31/99
---------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Period                                    $12.73          $11.90         $10.00
---------------------------------------------------------------------------------
Investment Operations:
 Net investment income/(loss)                0.44            1.46           0.06
 Net realized and unrealized
  gain/(loss) on investments                (3.28)           0.48           1.89
                                   ----------------------------------------------
 Total from investment operations           (2.84)           1.94           1.95
                                   ----------------------------------------------
Distributions
 Dividends from net investment
  income                                    (0.27)          (0.96)         (0.05)
 Distributions from realized
  capital gains                             (1.62)          (0.15)             -
 Distributions in excess of net
  investment income                         (0.19)              -              -
                                   ----------------------------------------------
 Total distributions                        (2.08)          (1.11)         (0.05)
---------------------------------------------------------------------------------
Net Asset Value, End of Period              $7.81          $12.73         $11.90
---------------------------------------------------------------------------------
Total Return                              (25.39%)         16.30%         19.52%
---------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net assets, end of period
  (000's)                                 $12,695         $13,450         $4,915
 Ratio of total expenses to
  average net assets                        0.85%           0.24%          0.10%
 Ratio of net investment income
  to average net assets                     4.82%          11.51%          0.66%
 Portfolio turnover rate                      86%             53%             9%
 Expense ratio before
  reimbursement by adviser                  0.85%           0.41%          0.10%

/1/ The financial information for the fiscal periods prior to July 7, 2000 reflect the financial information for the AGSPC2 Aggressive Growth LifeStyle Fund, which was reorganized into North American Aggressive Growth LifeStyle Fund on that date.
* Net investment income per share has been calculated using the average share method

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)

-------------------------------------------------------------------------------

                                  Aggressive Growth LifeStyle Fund/1/
                          ---------------------------------------------------------
                                 Class C                      Class I
                          ----------------------   --------------------------------
                                       8/10/00*                              Year
                          Year ended      to       Year ended  Year ended   ended
                          10/31/01**  10/31/00**   10/31/01**  10/31/00**  10/31/99
------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period          $12.80      $13.03       $12.73      $11.91    $10.00
------------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                 0.44        0.86         0.46        1.59      0.07*
 Net realized and
  unrealized gain/(loss)
  on investments               (3.29)      (1.09)       (3.23)       0.34      1.90
                          ---------------------------------------------------------
 Total from investment
  operations                   (2.85)      (0.23)       (2.77)       1.93      1.97
                          ---------------------------------------------------------
Distributions
 Dividends from net
  investment income            (0.27)          -        (0.30)      (0.96)    (0.06)
 Distributions from
  realized capital gains       (1.62)          -        (1.62)      (0.15)        -
 Distributions in excess
  of net investment
  income                       (0.19)                   (0.20)
                          ---------------------------------------------------------
 Total distributions           (2.08)          -        (2.12)      (1.11)    (0.06)
------------------------------------------------------------------------------------
Net Asset Value, End of
 Period                        $7.87      $12.80        $7.84      $12.73    $11.91
------------------------------------------------------------------------------------
Total Return                 (25.33%)     (1.77%)+    (24.81%)     16.22%    19.71%
------------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net assets, end of
  period (000's)                $235        $184       $5,518      $5,004    $1,547
 Ratio of total expenses
  to average net assets        0.85%       0.73%#       0.10%       0.15%     0.10%
 Ratio of net investment
  income to average net
  assets                       4.82%      39.30%#       5.12%      12.62%     0.62%
 Portfolio turnover rate         86%         53%+         86%         53%        9%
 Expense ratio before
  reimbursement by
  adviser                      0.85%       0.89%#       0.10%       0.15%     0.10%

-------------------------------------------------------------------------------

                                   Moderate Growth LifeStyle Fund/2/
                                   ------------------------------------------
                                                Class A
                                   ------------------------------------------
                                                                     Year
                                   Year ended      Year ended        ended
                                   10/31/01**      10/31/00**      10/31/99
--------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Period                                    $12.07          $11.40        $10.00
--------------------------------------------------------------------------------
Investment Operations:
 Net investment income/(loss)                0.55            0.99          0.14
 Net realized and unrealized
  gain/(loss) on investments                (2.21)           0.50          1.39
                                   ----------------------------------------------
 Total from investment operations           (1.66)           1.49          1.53
                                   ----------------------------------------------
Distributions
 Dividends from net investment
  income                                    (0.38)          (0.73)        (0.13)
 Distributions from realized
  capital gains                             (1.15)          (0.09)            -
                                   ----------------------------------------------
 Total distributions                        (1.53)          (0.82)        (0.13)
--------------------------------------------------------------------------------
Net Asset Value, End of Period              $8.88          $12.07        $11.40
--------------------------------------------------------------------------------
Total Return                              (15.06%)         13.27%        15.20%
--------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net assets, end of period (000's)         $3,876          $3,396        $1,918
 Ratio of total expenses to
  average net assets                        0.20%           0.12%         0.10%
 Ratio of net investment income to
  average net assets                        5.68%           8.27%         1.33%
 Portfolio turnover rate                      79%             47%           11%
 Expense ratio before
  reimbursement by adviser                  0.20%           0.12%         0.10%

/1/The financial information for the fiscal periods prior to July 7, 2000 reflect the financial information for the AGSPC2 Aggressive Growth LifeStyle Fund, which was reorganized into North American Aggressive Growth LifeStyle Fund on that date.
/2/The financial information for the fiscal periods prior to July 7, 2000 reflect the financial information for the AGSPC2 Moderate Growth LifeStyle Fund, which was reorganized into North American Moderate Growth LifeStyle Fund on that date.
*  Commencement of Operations
** Net investment income per share has been calculated using the average share method
+  Non-annualized
#  Annualized

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)

-------------------------------------------------------------------------------

                                   Moderate Growth LifeStyle Fund/1/
                                   ------------------------------------------
                                                Class B
                                   ------------------------------------------
                                                                     Year
                                   Year ended      Year ended        ended
                                   10/31/01**      10/31/00**      10/31/99
--------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Period                                    $12.08          $11.42        $10.00
--------------------------------------------------------------------------------
Investment Operations:
 Net investment income/(loss)                0.47            1.02          0.12
 Net realized and unrealized
  gain/(loss) on investments                (2.19)           0.47          1.41
                                   ------------------------------------------
 Total from investment operations           (1.72)           1.49          1.53
                                   ------------------------------------------
Distributions
 Dividends from net investment
  income                                    (0.34)          (0.74)        (0.11)
 Distributions from realized
  capital gains                             (1.15)          (0.09)            -
                                   ------------------------------------------
 Total distributions                        (1.49)          (0.83)        (0.11)
--------------------------------------------------------------------------------
Net Asset Value, End of Period              $8.87          $12.08        $11.42
--------------------------------------------------------------------------------
Total Return                              (15.56%)         13.22%        15.26%
--------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net assets, end of period (000's)        $13,412         $11,843        $5,553
 Ratio of total expenses to
  average net assets                        0.85%           0.23%         0.10%
 Ratio of net investment income to
  average net assets                        4.83%           8.53%         1.40%
 Portfolio turnover rate                      79%             47%           11%
 Expense ratio before
  reimbursement by adviser                  0.85%           0.23%         0.10%

-------------------------------------------------------------------------------

                                   Moderate Growth LifeStyle Fund/1/
                          ---------------------------------------------------------
                                 Class C                      Class I
                          ----------------------   --------------------------------
                                       7/12/00*                              Year
                          Year ended      to       Year ended  Year ended   ended
                          10/31/01**  10/31/00**   10/31/01**  10/31/00**  10/31/99
------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period          $12.11      $12.77       $12.06      $11.39    $10.00
------------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                 0.28        0.73         0.47        1.16      0.15
 Net realized and
  unrealized gain/(loss)
  on investments               (2.02)      (1.03)       (2.12)       0.32      1.38
                          ---------------------------------------------------------
 Total from investment
  operations                   (1.74)      (0.30)       (1.65)       1.48      1.53
                          ---------------------------------------------------------
Distributions
 Dividends from net
  investment income            (0.34)      (0.36)       (0.38)      (0.72)    (0.14)
 Distributions from
  realized capital gains       (1.15)          -        (1.15)      (0.09)        -
                          ---------------------------------------------------------
 Total distributions           (1.49)      (0.36)       (1.53)      (0.81)    (0.14)
------------------------------------------------------------------------------------
Net Asset Value, End of
 Period                        $8.88      $12.11        $8.88      $12.06    $11.39
------------------------------------------------------------------------------------
Total Return                 (15.69%)     (2.30%)+    (14.97%)     13.10%    15.35%
------------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net assets, end of
  period (000's)                $738        $183       $8,707      $5,439    $1,537
 Ratio of total expenses
  to average net assets        0.85%       0.80%#       0.10%       0.15%     0.10%
 Ratio of net investment
  income to average net
  assets                       2.96%      19.82%#       4.90%       9.91%     1.42%
 Portfolio turnover rate         79%         47%+         79%         47%       11%
 Expense ratio before
  reimbursement by
  adviser                      0.85%       0.80%#       0.10%       0.15%     0.10%

/1/The financial information for the fiscal periods prior to July 7, 2000 reflect the financial information for the AGSPC2 Moderate Growth LifeStyle Fund, which was reorganized into North American Moderate Growth LifeStyle Fund on that date.
*  Commencement of operations
** Net investment income per share has been calculated using the average share method
+  Non-annualized
#  Annualized

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)

-------------------------------------------------------------------------------

                                Conservative Growth LifeStyle Fund/1/
                                ----------------------------------------------
                                               Class A
                                ----------------------------------------------
                                 Year ended       Year ended      Year ended
                                 10/31/01*        10/31/00*        10/31/99
---------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Period                                  $11.59           $11.03          $10.00
---------------------------------------------------------------------------------
Investment Operations:
 Net investment income/(loss)              0.55             0.87            0.21
 Net realized and unrealized
  gain/(loss) on investments              (1.40)            0.39            1.02
                                ----------------------------------------------
 Total from investment
  operations                              (0.85)            1.26            1.23
                                ----------------------------------------------
Distributions
 Dividends from net investment
  income                                  (0.37)           (0.60)          (0.20)
 Distributions from realized
  capital gains                           (0.99)           (0.10)              -
                                ----------------------------------------------
 Total distributions                      (1.36)           (0.70)          (0.20)
---------------------------------------------------------------------------------
Net Asset Value, End of Period            $9.38           $11.59          $11.03
---------------------------------------------------------------------------------
Total Return                             (7.91%)          11.61%          12.30%
---------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net assets, end of period
  (000's)                                $3,459           $3,420          $1,790
 Ratio of total expenses to
  average net assets                      0.20%            0.12%           0.10%
 Ratio of net investment
  income to average net assets            5.63%            7.62%           2.01%
 Portfolio turnover rate                    85%              45%             10%
 Expense ratio before
  reimbursement by adviser                0.20%            0.12%           0.10%

-------------------------------------------------------------------------------

                                Conservative Growth LifeStyle Fund/1/
                                ----------------------------------------------
                                               Class B
                                ----------------------------------------------
                                 Year ended       Year ended      Year ended
                                 10/31/01*        10/31/00*        10/31/99
---------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Period                            $      11.63    $       11.06    $      10.00
---------------------------------------------------------------------------------
Investment Operations:
 Net investment income/(loss)              0.50             0.81            0.18
 Net realized and unrealized
  gain/(loss) on investments              (1.43)            0.45            1.05
                                ----------------------------------------------
 Total from investment
  operations                              (0.93)            1.26            1.23
                                ----------------------------------------------
Distributions
 Dividends from net investment
  income                                  (0.33)           (0.59)          (0.17)
 Distributions from realized
  capital gains                           (0.99)           (0.10)              -
                                ----------------------------------------------
 Total distributions                      (1.32)           (0.69)          (0.17)
---------------------------------------------------------------------------------
Net Asset Value, End of Period     $       9.38    $       11.63    $      11.06
---------------------------------------------------------------------------------
Total Return                             (8.60%)          11.66%          12.21%
---------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net assets, end of period
  (000's)                          $      9,908    $      10,354    $      5,880
 Ratio of total expenses to
  average net assets                      0.85%            0.23%           0.10%
 Ratio of net investment
  income to average net assets            5.08%            7.15%           2.11%
 Portfolio turnover rate                    85%              45%             10%
 Expense ratio before
  reimbursement by adviser                0.85%            0.23%           0.10%

/1/The financial information for the fiscal periods prior to July 7, 2000 reflect the financial information for the AGSPC2 Conservative Growth LifeStyle Fund, which was reorganized into North American Conservative Growth LifeStyle Fund on that date.
* Net investment income per share has been calculated using the average share method

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)

-------------------------------------------------------------------------------

                                 Conservative Growth LifeStyle Fund/1/
                          --------------------------------------------------------
                                 Class C                     Class I
                          ----------------------  --------------------------------
                                       7/20/00*                             Year
                          Year ended      to      Year ended  Year ended   ended
                          10/31/01**  10/31/00**  10/31/01**  10/31/00**  10/31/99
-----------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period          $11.69      $11.95      $11.59      $11.03    $10.00
-----------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                 0.34        0.74        0.54        0.91      0.21*
 Net realized and
  unrealized gain/(loss)
  on investments               (1.31)      (0.73)      (1.38)       0.33      1.02
                          --------------------------------------------------------
 Total from investment
  operations                   (0.97)       0.01       (0.84)       1.24      1.23
                          --------------------------------------------------------
Distributions
 Dividends from net
  investment income            (0.33)      (0.27)      (0.37)      (0.58)    (0.20)
 Distributions from
  realized capital gains       (0.99)          -       (0.99)      (0.10)        -
                          --------------------------------------------------------
 Total distributions           (1.32)      (0.27)      (1.36)      (0.68)    (0.20)
-----------------------------------------------------------------------------------
Net Asset Value, End of
 Period                        $9.40      $11.69       $9.39      $11.59    $11.03
-----------------------------------------------------------------------------------
Total Return                  (8.93%)      0.06%+     (7.80%)     11.54%    12.24%
-----------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net assets, end of
  period (000's)                $642        $150      $5,409      $4,484    $1,508
 Ratio of total expenses
  to average net assets        0.85%       0.86%#      0.10%       0.15%     0.10%
 Ratio of net investment
  income to average net
  assets                       3.43%      22.43%#      5.46%       8.15%     2.01%
 Portfolio turnover rate         85%         45%+        85%         45%       10%
 Expense ratio before
  reimbursement by
  adviser                      0.85%       0.86%#      0.10%       0.15%     0.10%

/1/ The financial information for the fiscal periods prior to July 7, 2000 reflect the financial information for the AGSPC2 Conservative Growth LifeStyle Fund, which was reorganized into North American Conservative Growth LifeStyle Fund on that date.
*   Commencement of operations
** Net investment income per share has been calculated using the average share method
+   Non-annualized
#   Annualized

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 2001
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Growth & Income Fund
--------------------------------------------------------------------------------

                                       Shares         Value
                                       ------         -----

COMMON STOCKS - 99.69%
Aerospace & Defense - 1.13%
Boeing Co.                              42,200   $1,375,720
United Technologies Corp.               23,100    1,244,859
                                               ------------
                                                  2,620,579
Banks - 4.24%
Bank One Corp.                          93,900    3,116,541
U.S. Bancorp                           179,193    3,186,052
Wells Fargo & Co.                       88,200    3,483,900
                                               ------------
                                                  9,786,493
Beverages - 3.68%
Coca Cola Co.                           84,500    4,045,860
Pepsico, Inc.                           91,200    4,442,352
                                               ------------
                                                  8,488,212
Chemicals - 1.14%
Dow Chemical Co.                        79,300    2,636,725
                                               ------------
Commercial Services & Supplies - 2.02%
Automatic Data Processing, Inc.         72,800    3,760,848
Waste Management, Inc.                  36,800      901,600
                                               ------------
                                                  4,662,448
Communications Equipment - 3.19%
Cisco Systems, Inc.*                   268,000    4,534,560
Motorola, Inc.                         171,600    2,809,092
                                               ------------
                                                  7,343,652
Computers & Business Equipment - 2.62%
International Business Machines Corp.   55,900    6,041,113
                                               ------------
Computers & Peripherals - 2.17%
Dell Computer Corp.*                    96,200    2,306,876
EMC Corp.*                             113,200    1,394,624
Hewlett-Packard Company                 77,200    1,299,276
                                               ------------
                                                  5,000,776
Electric Utilities - 2.37%
Exelon Corp.                            40,775    1,715,404
FPL Group, Inc.                         70,600    3,748,860
                                               ------------
                                                  5,464,264
Electrical Equipment - 0.85%
Emerson Electric Co.                    40,000    1,960,800
                                               ------------
Electronic Components - 2.44%
Intel Corp.                            154,400    3,770,448
Texas Instruments, Inc.                 66,200    1,852,938
                                               ------------
                                                  5,623,386
Electronic Equipment - 0.85%
Solectron Corp.*                       159,200    1,958,160
                                               ------------
Financial Services - 8.05%
Citigroup, Inc.                        188,115    8,562,995
Goldman Sachs Group, Inc.               37,300    2,915,368
JP Morgan Chase & Co.                   93,350    3,300,856
Financial Services - continued
Merrill Lynch & Co., Inc.               86,300   $3,772,173
                                               ------------
                                                 18,551,392

Health Care Providers & Services - 1.05%
HCA Healthcare Corp.                    61,300    2,431,158
                                               ------------

Hotels & Restaurants - 1.06%
McDonald's Corp.                        93,300    2,432,331
                                               ------------

Household Products - 2.91%
Kimberly Clark Corp.                    61,850    3,433,294
Procter & Gamble Co.                    44,300    3,268,454
                                               ------------
                                                  6,701,748

Industrial Components - 0.37%
Illinois Tool Works, Inc.               14,800      846,560
                                               ------------

Insurance - 5.18%
American International Group, Inc.a     78,825    6,195,645
Marsh & McLennan Companies, Inc.        59,500    5,756,625
                                               ------------
                                                 11,952,270

Internet Services - 0.69%
VeriSign, Inc.*                         24,655      954,395
Accenture, Ltd.*                        35,900      630,763
                                               ------------
                                                  1,585,158

Media - 4.96%
AOL Time Warner, Inc.*                 134,100    4,185,261
Clear Channel Communications*           33,800    1,288,456
Gannett, Inc.                           62,000    3,918,400
Liberty Media Corp.*                   175,100    2,046,919
                                               ------------
                                                 11,439,036

Metals & Mining - 1.39%
Alcoa, Inc.                             99,100    3,197,957
                                               ------------

Multi Industry - 5.41%
General Electric Co.                   237,700    8,654,657
Tyco International, Ltd.                77,700    3,818,178
                                               ------------
                                                 12,472,835

Oil & Gas - 7.98%
ChevronTexaco Corp.                     35,800    3,170,090
El Paso Energy Corp.                    62,600    3,071,156
ExxonMobil Corp.                       240,868    9,502,243
Royal Dutch Petroleum Co.               52,500    2,651,775
                                               ------------
                                                 18,395,264

Personal Products - 0.55%
Gillette Co.                            40,900    1,271,581
                                               ------------

Petroleum Services - 1.35%
Schlumberger, Ltd.                      64,200    3,108,564
                                               ------------

Pharmaceuticals - 15.36%
Abbott Laboratories                     94,600    5,011,908
American Home Products Corp.            88,200    4,924,206
Bristol-Myers Squibb Co.                65,900    3,522,355
Johnson & Johnson                       86,900    5,032,379

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 2001 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                                         Shares        Value
                                                         ------        -----

Pharmaceuticals - continued
Merck & Company, Inc.                                    68,400   $4,364,604
Pfizer, Inc.                                            143,450    6,010,555
Pharmacia Corp.                                         103,289    4,185,270
Schering Plough Corp.                                    63,700    2,368,366
                                                                ------------
                                                                  35,419,643
Retail Trade - 6.55%
CVS Corporation                                          66,200    1,582,180
Home Depot, Inc.                                         98,000    3,746,540
Safeway, Inc.*                                           39,500    1,645,175
Wal-Mart Stores, Inc.                                   158,000    8,121,200
                                                                ------------
                                                                  15,095,095
Software - 4.99%
Microsoft Corp.*                                        170,900    9,937,835
Oracle Corp.*                                           115,200    1,562,112
                                                                ------------
                                                                  11,499,947
Telecommunications - 5.14%
Qwest Communications Int'l, Inc.                         60,100      778,295
SBC Communications, Inc.                                 87,944    3,351,546
Verizon Communications                                   79,454    3,957,604
Worldcom, Inc.*                                         279,900    3,764,655
                                                                ------------
                                                                  11,852,100
TOTAL COMMON STOCKS
(Cost $226,263,287)                                             $229,839,246
                                                                ------------
                                                      Principal        Value
                                                      ---------        -----
REPURCHASE AGREEMENTS - 0.31%
Repurchase Agreement with State Street Bank & Trust
Co., dated 10/31/01 at 2.52%, to be repurchased at
$708,049 on 11/01/01, collateralized by U.S.
Government Securities
(Cost $708,000)                                        $708,000     $708,000
                                                                ------------
TOTAL INVESTMENTS (Growth & Income Fund)
(Cost $226,971,287)                                             $230,547,246
                                                                ------------
----------------------------------------------------------------------------
Large Cap Growth Fund
----------------------------------------------------------------------------
                                                         Shares        Value
                                                         ------        -----
COMMON STOCKS - 97.10%
Aerospace & Defense - 2.10%
General Dynamics Corp.                                    5,425     $442,680
Honeywell International, Inc.                             6,825      201,679
United Technologies Corp.                                 5,900      317,951
                                                                ------------
                                                                     962,310
Automotive - 0.65%
Harley Davidson, Inc.                                     6,556      296,725
                                                                ------------
Banking - 3.02%
Bank America Corp.                                        3,950      233,011
Fifth Third Bancorp                                       9,106      513,760
Northern Trust Corp.                                      6,975      352,168
Washington Mutual, Inc.                                   9,375      283,031
                                                                ------------
                                                                   1,381,970
Beverages - 2.83%
The Coca-Cola Company                                     6,950     $332,766
Pepsico, Inc.                                            19,775      963,240
                                                                ------------
                                                                   1,296,006
Biotechnology - 3.91%
Amgen, Inc.*                                              9,711      551,779
Biogen, Inc.*                                             7,625      419,375
Genentech, Inc.*                                          8,950      467,637
Immunex Corp.*                                            8,600      205,454
Shire Pharmaceuticals Group*                              3,300      147,510
                                                                ------------
                                                                   1,791,755
Building Materials - 0.22%
Masco Corp.                                               5,175      102,620
                                                                ------------
Commercial Services & Supplies - 2.33%
Automatic Data Proc.                                      5,400      278,964
Block, H & R, Inc.                                        6,025      205,332
Cintas Corp.                                              3,000      121,260
Concord EFS, Inc.*                                       12,250      335,282
Devry, Inc.*                                              4,682      126,180
                                                                ------------
                                                                   1,067,018
Communications Equipment - 6.45%
Brocade Communications Systems, Inc.*                     5,050      123,978
Ciena Corp.*                                             19,900      323,574
Cisco Systems, Inc.*                                     66,968    1,133,099
Juniper Networks, Inc.*                                   9,900      220,671
Nokia Oyj                                                33,925      695,802
Qualcomm, Inc.*                                           9,375      460,500
                                                                ------------
                                                                   2,957,624
Computers - 2.99%
Dell Computer Corp.*                                     22,700      544,346
International Business Machines Corp.                     7,625      824,034
                                                                ------------
                                                                   1,368,380
Diversified Financial - 8.17%
American Express Co.                                     14,850      437,035
Citigroup, Inc.                                          22,732    1,034,761
Federal Home Loan Mortgage Corp.                          3,650      247,543
Federal National Mortgage Assn.                           3,000      242,880
Franklin Resources, Inc.                                 10,675      342,667
Goldman Sachs Group, Inc.                                 3,050      238,388
Household International, Inc.                             6,525      341,258
JP Morgan Chase & Co.                                     6,600      233,376
MBNA Corp.                                               14,700      405,867
Merrill Lynch & Co., Inc.                                 2,125       92,884
State Street Corporation                                  2,825      128,651
                                                                ------------
                                                                   3,745,310
Electronic Equipment - 1.48%
Celestica, Inc.*                                         10,325      354,354
Solectron Corp.*                                         26,475      325,642
                                                                ------------
                                                                     679,996
Food & Drug Retailing - 1.33%
Safeway, Inc.*                                            9,075      377,974
Walgreen Co.                                              7,225      233,946
                                                                ------------
                                                                     611,920

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 2001 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                               Shares        Value
                               ------        -----

Gas Utilities - 0.31%
El Paso Corp.                   2,876     $141,097
                                      ------------
Health Care Equipment & Supplies - 5.25%
Applera Corp.                   3,189       93,055
Baxter Int'l., Inc.             6,050      292,638
Beckton Dickinson & Co.         6,725      240,755
Boston Scientific Corp.*        7,950      180,783
Medtronic, Inc.                 4,725      190,418
Tenet Healthcare Corp.*        11,575      665,794
United Health Group, Inc.      11,275      741,331
                                      ------------
                                         2,404,774
Household Products - 1.27%
Colgate Palmolive Co.           5,600      322,112
Kimberly Clark Co.              4,700      260,897
                                      ------------
                                           583,009
Industrial Conglomerates - 5.13%
General Electric Co.           37,839    1,377,718
Tyco Int'l, Ltd.               19,768      971,400
                                      ------------
                                         2,349,118
Insurance - 5.67%
American Int'l. Group, Inc.a   11,250      884,250
Berkshire Hathaway, Inc.*         550    1,294,700
Marsh & McLennan Cos., Inc.     3,075      297,506
St. Paul Companies, Inc.        2,675      122,782
                                      ------------
                                         2,599,238
Internet Software & Services - 0.96%
Checkpoint Software*           11,675      344,646
Verisign, Inc.*                 2,475       95,807
                                      ------------
                                           440,453
IT Consulting & Services - 0.63%
Computer Sciences Corp.*           75        2,693
Electronic Data Systems Corp.   4,450      286,446
                                      ------------
                                           289,139
Leisure Equipment & Products - 0.39%
Mattel, Inc.*                   9,425      178,415
                                      ------------
Media - 5.74%
AOL Time Warner, Inc.*         28,747      897,194
Clear Channel Communications*   5,650      215,378
Comcast Corp.*                  9,200      329,728
Disney, Walt Co.               16,675      309,988
Gannett, Inc.                   2,500      158,000
Liberty Media Corp.*           25,050      292,834
Omnicom Group                   1,825      140,124
Viacom, Inc.*                   7,900      288,429
                                      ------------
                                         2,631,675
Metals & Mining - 0.28%
Alcoa, Inc.                     3,975      128,273
                                      ------------
Personal Products - 0.64%
Gillette Co.                    9,425      293,023
                                      ------------

                                  Shares        Value
                                  ------        -----

Pharmaceuticals - 9.24%
Abbott Labs                        7,175     $380,132
American Home Products Corp.      10,175      568,070
Bristol Myers Squibb Co.          12,475      666,789
Johnson & Johnson                 12,175      705,054
Merck & Co., Inc.                  3,500      223,335
Pfizer, Inc.                      32,315    1,353,998
Pharmacia Corp.                    8,350      338,342
                                         ------------
                                            4,235,720
Retail Trade - 5.92%
Costco Wholesale Corp.*           10,125      383,029
Home Depot, Inc.                  16,144      617,185
Kohl's Corp.*                      6,056      336,774
Lowe's Cos., Inc.                  4,575      156,008
Wal-Mart Stores, Inc.             23,700    1,218,180
                                         ------------
                                            2,711,176
Semiconductor Equipment & Products - 9.17%
Analog Devices, Inc.*              5,850      222,300
Applied Materials, Inc.*           3,600      122,796
Flextronics International*        16,400      326,360
Intel Corp.                       48,104    1,174,700
KLA Tencor Corp.*                  3,600      147,096
Linear Technology Corp.           12,425      482,090
Maxim Integrated Products, Inc.*   5,525      252,769
Novellus Systems, Inc.*            3,800      125,514
STMicroelectronics NV              8,925      249,632
Texas Instruments, Inc.           22,625      633,274
Xilinx, Inc.*                     15,250      463,905
                                         ------------
                                            4,200,436
Software - 8.09%
Adobe Systems, Inc.                3,075       81,180
BEA Systems, Inc.*                 8,900      108,046
Mercury Interactive Corp.*         9,050      215,571
Microsoft Corp.*                  22,550    1,311,283
Momentum Business Applications*       22          407
Oracle Corp.*                     48,125      652,575
Peoplesoft, Inc.*                 16,925      503,857
Siebel Systems, Inc.*             19,225      313,944
Veritas Software Corp.            18,393      521,993
                                         ------------
                                            3,708,856
Textiles & Apparel - 0.43%
Nike, Inc.                         3,975      196,206
                                         ------------
Tobacco - 2.08%
Philip Morris Cos., Inc.          20,350      952,380
                                         ------------
Wireless Telecommunication Services - 0.42%
Sprint Corp.*                      8,600      191,780
                                         ------------
TOTAL COMMON STOCKS
(Cost $49,656,192)                        $44,496,402
                                         ------------

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 2001 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                         Shares        Value
                                         ------        -----

SHORT TERM INVESTMENTS - 0.00%
SSgA Money Market Fund
(Cost $1,000)                             1,000       $1,000
                                                ------------
                                      Principal        Value
                                      ---------        -----

SHORT TERM COMMERCIAL PAPER - 2.90%
Ciesco, L.P., 2.60% due 11/01/01
(Cost $1,330,000)                    $1,330,000   $1,330,000
                                                ------------
TOTAL INVESTMENTS
(Large Cap Growth Fund)
(Cost $50,987,192)                               $45,827,402
                                                ------------

------------------------------------------------------------
Mid Cap Growth Fund
------------------------------------------------------------
                                         Shares        Value
                                         ------        -----

COMMON STOCKS - 100.00%
Aerospace & Defense - 0.58%
General Dynamics Corp.                    1,600     $130,560
Northrop Grumman Corp.                      600       59,970
                                                ------------
                                                     190,530
Automobiles - 0.80%
Harley Davidson, Inc.                     5,800      262,508
                                                ------------
Banks - 3.25%
Banknorth Group, Inc.                     8,200      179,826
Golden West Financial Corp.               3,800      184,680
National Commercial Financial Corp.       2,400       54,600
Northern Trust Corp.                      7,300      368,577
Synovus Financial Corp.                   9,200      211,784
TCF Financial Corp.                       1,700       71,400
                                                ------------
                                                   1,070,867
Biotechnology - 3.68%
Genzyme Corp.*                            8,400      453,180
Gilead Sciences, Inc.*                    3,100      194,990
Idec Pharmaceuticals Corp.*               2,700      161,946
Medimmune, Inc.*                          4,100      160,884
Shire Pharmaceuticals Group*              5,400      241,380
                                                ------------
                                                   1,212,380
Business Services - 3.15%
Apollo Group, Inc.*                       4,500      182,925
Bisys Group, Inc.*                        4,700      244,494
Paychex, Inc.                            10,325      331,020
Robert Half International, Inc.*         13,600      280,568
                                                ------------
                                                   1,039,007
Communications Equipment - 5.62%
Brocade Communications Syst., Inc.*      16,800      412,440
Ciena Corp.*                              4,100       66,666
Comverse Technology, Inc.*               13,200      248,292
Extreme Networks, Inc.*                  21,300      248,997
Finisar, Inc.*                           16,200      126,684
Foundry Networks, Inc.*                  11,700      114,192
JDS Uniphase Corp.*                      16,100      128,639
Juniper Networks, Inc.*                   4,200       93,618

                                      Shares        Value
                                      ------        -----


Communications Equipment - continued
L3 Communications Holdings Corp.*        300      $26,061
McData Corp. - Class A*                6,500       95,615
McData Corp. - Class B*                7,400      115,958
Oni Sys Corp.*                        15,500       75,795
Riverstone Networks, Inc.*             3,000       38,160
Sonus Networks, Inc.*                 14,300       60,203
                                             ------------
                                                1,851,320
Construction & Engineering - 0.42%
Fluor Corp.*                           3,700      137,714
                                             ------------
Electronic Equipment & Instruments - 5.78%
Analog Devices, Inc.*                  9,000      342,000
Applied Micro Circuits Corp.*         30,900      340,827
AVX Corp.                              3,700       68,487
Celestica, Inc.*                       6,800      233,376
Dynegy, Inc.                           6,100      218,990
Flextronics International, Ltd.*      13,100      260,690
Molex, Inc.                            6,600      190,938
Power One, Inc.*                      21,000      166,110
Sanmina Corp.*                         5,600       84,784
                                             ------------
                                                1,906,202
Energy Equipment & Services - 2.84%
BJ Services Company*                   8,700      222,633
Cooper Cameron Corp.*                  7,050      274,950
Nabors Industries, Inc.*               3,500      107,590
Smith International, Inc.*             6,950      328,735
                                             ------------
                                                  933,908
Financial Services - 7.54%
Americredit Corp.*                     2,500       38,750
Bear Stearns Companies, Inc.           6,300      340,200
Edwards, A.G., Inc.                    9,400      371,676
Federated Investors, Inc.              3,900      101,790
Investment Technology Group*           1,900      122,379
Legg Mason, Inc.                       8,600      362,146
Lehman Brothers Holdings, Inc.         5,320      332,287
Nationwide Financial Services, Inc.    6,000      204,120
Sei Investments Co.                    3,700      113,775
T. Rowe Price & Associates, Inc.       4,300      119,368
USA Ed, Inc.                           3,300      269,148
Waddell & Reed Financial, Inc.         4,271      108,868
                                             ------------
                                                2,484,507
Healthcare Equipment & Supplies - 3.54%
Allergan, Inc.                         3,250      233,318
Guidant Corp.*                         8,400      348,684
ST Jude Medical, Inc.*                 5,200      369,200
Varian Medical Systems, Inc.*          3,200      214,720
                                             ------------
                                                1,165,922
Healthcare Providers & Services - 3.18%
Amerisource Health Corp.*              5,815      369,601
First Health Group Corp.*              9,400      253,800
Laboratory Corp of America Holdings*   4,900      422,380
                                             ------------
                                                1,045,781

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 2001 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                         Shares       Value
                                         ------       -----

Hotels, Restaurants & Leisure - 2.50%
Harrah's Entertainment, Inc.*            20,450    $595,709
MGM Mirage, Inc.*                        10,150     226,345
                                                  ---------
                                                    822,054
Insurance - 2.52%
Ambac Financial Group, Inc.               2,850     136,800
John Hancock Financial Services           9,100     310,128
Sun Life Financial Services, Inc. (CAD)   9,800     203,154
Sun Life Financial Services, Inc.         8,700     180,875
                                                  ---------
                                                    830,957
Internet Software & Services - 5.32%
Check Point Software*                    14,100     416,232
Earthlink, Inc.*                         12,300     180,195
Ebay, Inc.*                               9,900     519,552
Expedia, Inc.*                            2,900      85,289
Homestore.com, Inc.*                      2,900      14,906
Openwave Systems, Inc.*                  11,990      92,683
Verisign, Inc.*                           6,800     263,228
Webmethods, Inc.*                        19,600     180,124
                                                  ---------
                                                  1,752,209
IT Consulting & Services - 1.14%
KPMG Consulting*                         27,300     336,336
Sungard Data Systems, Inc.*               1,500      37,800
                                                  ---------
                                                    374,136
Machinery - 0.54%
Illinois Tool Works, Inc.                 3,100     177,320
                                                  ---------
Media - 8.12%
Cablevision Systems Corp.*                6,750     144,113
Cablevision NY Group Class A*             3,700     126,725
Charter Communications, Inc.*             5,500      77,770
Cox Radio, Inc.*                          3,700      80,290
Echostar Communications Corp.*           13,950     323,501
Entercom Communications Corp.*            8,950     301,615
Hispanic Broadcasting Corp.*              3,400      56,984
Interpublic Group Cos., Inc.              2,200      49,390
Lamar Advertising Co.*                    9,850     309,290
Omnicom Group                             3,700     284,086
TMP Worldwide, Inc.*                     10,060     300,291
USA Networks, Inc.*                      23,950     441,638
Univision Communications, Inc.*           2,500      62,500
WPP Group                                 8,490      76,776
WPP Group (ADR)                             900      39,960
                                                  ---------
                                                  2,674,928
Oil & Gas - 2.64%
Anadarko Pete Co.                         5,700     325,185
Apache Corp.                              6,050     312,180
Kerr McGee                                2,100     120,960
Murphy Oil Corp.                          1,400     111,300
                                                  ---------
                                                    869,625
Pharmaceuticals - 6.51%
Andrx Corp.*                              6,600     428,538
Forest Laboratories, Inc.*               10,800     803,304
King Pharmaceuticals, Inc.*               9,000     350,910

                                    Shares        Value
                                    ------        -----

Pharmaceuticals - continued
Teva Pharmaceutical Industries       9,100     $562,380
                                              ---------
                                              2,145,132
Retail Trade - 3.35%
American Eagle Outfitters, Inc.*     4,000      109,600
Best Buy Company, Inc.*              3,300      181,170
CDW Computer Centers, Inc.*          7,700      354,585
Estee Lauder Co., Inc.               2,000       64,500
Kohl's Corp.*                        6,200      344,782
Office Depot, Inc.*                  3,600       48,960
                                              ---------
                                              1,103,597
Semiconductor Equipment & Products - 13.61%
ASM Lithography Holding N V*        11,200      161,056
Altera Corp.*                       15,100      305,020
Cree, Inc.*                         15,900      285,405
Cypress Semiconductor Corp.*        10,000      197,500
Globespan Semiconductor, Inc.*      11,850      141,726
KLA Tencor Corp.*                    4,400      179,784
LSI Logic Corp.*                    17,600      298,320
Linear Technology Corp.             10,300      399,640
Maxim Integrated Products, Inc.*    11,500      526,125
Microchip Technology, Inc.*         12,275      383,226
Micron Technology, Inc.*            11,400      259,464
Novellus System, Inc.*               9,600      317,088
PMC Sierra, Inc.*                    4,100       66,543
RF Micro Devices, Inc.*             14,100      288,204
Teradyne, Inc.*                      3,400       78,370
Transwitch Corp.*                   12,800       42,368
Vitesse Semiconductor Corp.*        14,700      138,768
Xilinx, Inc.*                       13,650      415,233
                                              ---------
                                              4,483,840
Software - 10.66%
Adobe Systems, Inc.                  9,000      237,600
Amdocs Limited*                      5,050      131,856
BEA Systems, Inc.*                  17,700      214,878
Intuit*                              7,100      285,562
Liberate Technologies*              15,000      148,200
Macromedia, Inc.*                    3,800       56,848
Mercury Interactive Corp.*          11,350      270,357
Micromuse, Inc.*                    20,600      190,550
Nvidia Corp.*                       10,400      445,744
Peoplesoft, Inc.*                    9,800      291,746
Peregrine Systems, Inc.*            10,850      156,674
Quest Software, Inc.*               10,900      161,320
Rational Software Corp.*            22,700      297,824
Siebel Systems, Inc.*               12,800      209,024
SmartForce Plc*                      6,900      113,574
Veritas Software Corp.*             10,500      297,990
                                              ---------
                                              3,509,747
Telecommunications - 2.71%
Allegiance Telecom, Inc.*           23,450      168,371
Colt Telecommunications Group Plc*   3,150       22,523
Crown Castle Int'l Corp.*           15,200      177,840
Nextel Partners, Inc.*              27,300      146,055

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 2001 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                Shares        Value
                                ------        -----

Telecommunications - continued
Time Warner Telecom., Inc.*     22,870     $250,655
Western Wireless Corp.*          4,300      125,431
                                       ------------
                                            890,875
TOTAL COMMON STOCKS
(Cost $50,214,499)                      $32,935,063
                                       ------------
TOTAL INVESTMENTS (Mid Cap Growth
Fund) (Cost $50,214,499)                $32,935,063
                                       ------------

---------------------------------------------------
Mid Cap Value Fund
---------------------------------------------------
                                Shares        Value
                                ------        -----

COMMON STOCKS - 91.30%
Auto Components - 2.46%
Lear Corp.*                     13,000     $399,100
Visteon Corp.                   27,900      332,010
                                       ------------
                                            731,110
Banking - 4.77%
Astoria Financial Corp.          6,600      343,794
Comerica, Inc.                   4,600      212,014
Golden State Bancorp, Inc.      11,500      291,640
Greenpoint Financial Corp.      10,100      323,705
Southtrust Corp.                10,800      244,728
                                       ------------
                                          1,415,881
Chemicals - 1.04%
Air Products & Chemicals, Inc.   7,700      308,308
                                       ------------
Commercial Services & Supplies - 9.50%
Certegy, Inc.*                   5,300      151,050
Choicepoint, Inc.*               6,400      273,792
Dun & Bradstreet Corp.*          9,100      284,466
Pitney Bowes, Inc.              11,400      417,924
Sabre Holdings Corp.*           13,500      355,050
Valassis Communications, Inc.*  15,300      477,360
Viad Corp.                      19,500      380,250
Waste Management, Inc.          19,600      480,200
                                       ------------
                                          2,820,092
Communications Equipment - 0.81%
Comverse Technology, Inc.*      12,900      242,649
                                       ------------
Computers & Peripherals - 1.00%
Apple Computer*                 16,800      295,008
                                       ------------
Construction Materials - 0.94%
Vulcan Materials Co.             6,700      278,519
                                       ------------
Electrical Equipment - 0.96%
Harris Corp.                     8,300      284,524
                                       ------------
Electronic Equipment & Instruments - 0.79%
Arrow Electonics, Inc.*          9,600      234,720
                                       ------------

                                  Shares        Value
                                  ------        -----

Financial Services - 1.51%
Federated Investments, Inc.       10,100     $263,610
Phoenix Companies, Inc.*          14,400      185,040
                                         ------------
                                              448,650
Food Products - 2.62%
Archer Daniels Midland Co.        29,060      404,806
Suiza Foods Corp.*                 6,300      371,511
                                         ------------
                                              776,317
Health Care Equipment & Supplies - 3.03%
Beckman Coulter, Inc.             10,600      450,182
Becton Dickinson & Co.            12,500      447,500
                                         ------------
                                              897,682
Health Care Providers & Services - 4.04%
Amerisource Bergen Corp.*          3,675      233,583
Cigna Corp.                        6,400      466,560
Omnicare, Inc.                    25,000      497,000
                                         ------------
                                            1,197,143
Hotels, Restaurants & Leisure - 3.82%
Gtech Holdings Corp.*             11,800      470,820
Starwood Hotels & Resorts         13,800      304,152
Tricon Global Restaurants, Inc.*   7,100      359,189
                                         ------------
                                            1,134,161
IT Consulting & Services - 0.33%
KPMG Consulting, Inc.*             7,900       97,328
                                         ------------
Insurance - 11.22%
Ace, Ltd.                          8,100      285,525
Ambac Financial Group, Inc.        9,650      463,200
Chubb Corp.                        5,200      355,160
John Hancock Financial Services    8,000      272,640
MBIA, Inc.                         9,050      416,843
Principal Financial Group*         3,200       72,000
Radian Group, Inc.                12,000      406,440
St Paul Companies, Inc.            7,800      358,020
Willis Group Holding, Ltd.*       20,300      472,787
XL Capital, Ltd.                   2,600      225,836
                                         ------------
                                            3,328,451
Machinery - 1.52%
Pall Corp.                        22,200      450,660
                                         ------------
Marine - 1.49%
Teekay Shipping Corp.             16,000      442,240
                                         ------------
Media - 5.60%
Belo Corp.                        20,100      343,710
Cablevision Systems Corp.*         9,700      332,225
Knight Ridder, Inc.                7,400      416,250
USA Networks, Inc.*               14,800      272,912
Westwood One, Inc.*               12,400      294,996
                                         ------------
                                            1,660,093
Multi-Utilities 1.67%
Sierra Pacific                    24,400      354,044
Utilicorp United, Inc.             4,800      142,224
                                         ------------
                                              496,268

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 2001 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                       Shares        Value
                                       ------        -----

Oil & Gas - 8.81%
Apache Corp.                            6,100     $314,760
Conoco, Inc.*                           8,400      215,880
EOG Resources, Inc.                     9,900      350,163
Equitable Resources, Inc.              10,000      329,100
Imperial Oil, Ltd.                      5,800      159,558
Ocean Energy, Inc.                     13,900      253,675
Talisman Energy, Inc.                   8,700      305,457
USX Marathon Group                     13,400      369,706
XTO Energy, Inc.                       17,500      315,000
                                              ------------
                                                 2,613,299
Pharmaceuticals - 1.67%
ICN Pharmaceuticals, Inc.              12,000      290,520
Teva Pharmaceuticals Industries, Ltd.   3,300      203,940
                                              ------------
                                                   494,460
Real Estate - 5.31%
Archstone Smith Trust                  18,200      440,440
AvalonBay Community, Inc.              10,600      481,240
Boston Properties, Inc.                 6,000      212,100
Equity Residential Properties Trust     8,200      212,790
Vornado Realty Trust                    5,800      227,360
                                              ------------
                                                 1,573,930
Retail - 1.83%
May Department Stores Co.              12,400      389,980
Ross Stores, Inc.                       4,900      153,370
                                              ------------
                                                   543,350
Software - 1.87%
Cadence Design Systems, Inc.*          14,700      310,758
Mentor Graphics Corp.*                 12,900      244,584
                                              ------------
                                                   555,342
Specialty Retail - 3.06%
Payless Shoesource, Inc.*               7,800      412,230
Sherwin-Williams Company               20,300      494,508
                                              ------------
                                                   906,738
Transportation - Road & Rail - 2.09%
CSX Corp.                               9,200      310,040
Canadian National                       7,800      308,880
                                              ------------
                                                   618,920
Utilities - Electrical & Gas - 7.54%
Allegheny Energy, Inc.                  8,100      296,055
American Electric Power, Inc.           7,400      310,060
Dominion Resources, Inc.                5,400      330,048
Exelon Corp.                            8,225      346,026
First Energy Corp.                      8,900      306,694
Pinnacle West Corp.                     7,300      307,695
Teco Energy, Inc.                      13,200      339,900
                                              ------------
                                                 2,236,478
                                              ------------
TOTAL COMMON STOCKS
(Cost $28,334,229)                             $27,082,321
                                              ------------
COMMON STOCK UNIT - 4.96%
Midcap SPDR Trust
(Cost $1,499,032)                      17,800   $1,471,170
                                              ------------

                                                      Principal        Value
                                                      ---------        -----

REPURCHASE AGREEMENTS - 3.74%
Repurchase Agreement with State Street Bank & Trust
Co, dated 10/31/01 at 2.52%, to be repurchased at
$1,110,077 on 11/01/01, collateralized by U.S.
Government Securities
(Cost $1,110,000)                                    $1,110,000   $1,110,000
                                                                ------------
TOTAL INVESTMENTS (Mid Cap Value Fund)
(Cost $30,943,261)                                               $29,663,491
                                                                ------------

----------------------------------------------------------------------------
Science & Technology Fund
----------------------------------------------------------------------------
                                                         Shares        Value
                                                         ------        -----

COMMON STOCKS - 85.12%
Commercial Services & Supplies - 5.94%
Certegy, Inc.*                                            6,100     $173,850
Concord EFS, Inc.*                                       10,600      290,122
First Data Corp.                                          3,200      216,224
Paychex, Inc.                                             4,100      131,446
                                                                ------------
                                                                     811,642
Communications Equipment - 14.72%
Brocade Communications Sys., Inc.*                       11,000      270,050
Ciena Corp.*                                             12,400      201,624
Cisco Systems, Inc.*                                     23,500      397,620
JDS Uniphase Corp.*                                      24,600      196,554
Juniper Networks, Inc.*                                   5,500      122,595
Nokia Corp.                                              17,800      365,078
Oni Systems Corp.*                                       13,500       66,015
Qualcomm, Inc.*                                           6,800      334,016
Sonus Networks, Inc.*                                    13,600       57,256
                                                                ------------
                                                                   2,010,808
Computers & Peripherals - 3.05%
EMC Corp.*                                               21,900      269,808
Network Appliance, Inc.*                                 11,000      146,300
                                                                ------------
                                                                     416,108
Electronic Equipment & Instruments - 3.83%
Celestica, Inc.*                                          6,100      209,352
Sanmina Corp.*                                            3,800       57,532
Sci Systems, Inc.*                                       11,000      223,410
Solectron Corp.*                                          2,700       33,210
                                                                ------------
                                                                     523,504
Internet Software & Services - 7.87%
Openwave Systems, Inc.*                                  27,300      211,029
Real Networks, Inc.*                                      5,500       31,185
Verisign, Inc.*                                          21,500      832,265
                                                                ------------
                                                                   1,074,479
Machinery - 0.76%
Cognex Corp.*                                             5,500      104,390
                                                                ------------
Media - 4.03%
AOL Time Warner, Inc.*                                   13,700      427,577
TMP Worldwide, Inc.*                                      4,100      122,385
                                                                ------------
                                                                     549,962

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 2001 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                     Shares        Value
                                     ------        -----

Semiconductor Equipment & Products - 20.10%
Agere Systems, Inc.*                 41,000     $188,600
Altera Corp.*                        12,800      258,560
Analog Devices, Inc.*                13,600      516,800
ASM Lithography Holding NV*           5,500       79,090
C MAC Industries, Inc.*               4,100       87,330
Flextronics International*           22,700      451,730
Maxim Integrated Products, Inc.*     13,600      622,200
Q Logic Corp.*                        3,400      133,790
Texas Instruments, Inc.               4,100      114,759
Xilinx, Inc.*                         9,600      292,032
                                            ------------
                                               2,744,891
Software - 21.81%
Adobe Systems, Inc.                  10,200      269,280
Electronic Arts, Inc.*               16,800      864,528
Informatica Corp.*                   10,100       93,627
Internet Security Systems, Inc.*      2,300       60,835
Mercury Interactive Corp.*            8,600      204,852
Microsoft Corp.*                      6,000      348,900
Netiq*                                2,300       64,745
Oracle Corp.*                        23,300      315,948
SAP AG                                2,100      217,217
Siebel Systems, Inc.*                12,300      200,859
Veritas Software Corp.*              11,900      337,722
                                            ------------
                                               2,978,513
Telecommunications - 3.01%
Millicom International Cellular*      2,700       29,835
Vodafone Group Plc                   16,500      381,480
                                            ------------
                                                 411,315
TOTAL COMMON STOCKS
(Cost $16,077,183)                           $11,625,612
                                            ------------
SHORT TERM INVESTMENTS - 12.89%
T Rowe Price Reserve Inv. Fund
(Cost $1,760,472)                 1,760,472   $1,760,472
                                            ------------
                                  Principal        Value
                                  ---------        -----

REPURCHASE AGREEMENTS - 1.99%
Repurchase Agreement with State
Street Bank & Trust Co, dated
10/31/01 at 2.52%, to be
repurchased at $271,019 on
11/01/01, collateralized by U.S.
Government Securities
(Cost $271,000)                    $271,000     $271,000
                                            ------------
TOTAL INVESTMENTS
(Science & Technology Fund)
(Cost $18,108,655)                           $13,657,084
                                            ------------

--------------------------------------------------------
Small Cap Growth Fund
--------------------------------------------------------
                                   Shares          Value
                                   ------          -----

COMMON STOCKS - 89.93%
Aerospace & Defense - 1.42%
Aeroflex, Inc.*                      23,000     $337,410
Triumph Group, Inc.*                  3,500       89,915
                                            ------------
                                                 427,325

                                  Shares        Value
                                  ------        -----

Auto Components - 1.15%
Borg Warner Automotive, Inc.       5,300     $226,416
Superior Industries Int'l, Inc.    3,700      122,248
                                         ------------
                                              348,664

Biotechnology - 8.93%
Aclara Biosciences, Inc.*          8,675       45,110
Affymetrix, Inc.*                 15,900      477,795
Alkermes, Inc.*                   29,600      759,240
Celegene Corp.*                    7,800      256,776
Cell Therapeutics, Inc.*           9,600      288,288
Cubist Pharmaceuticals, Inc.*      6,300      253,890
Lynx Therapeutics, Inc.*           9,000       22,050
Medarex, Inc.*                    15,200      313,120
Sepracor, Inc.*                    5,900      279,896
                                         ------------
                                            2,696,165

Building Products - 0.53%
Dal Tile Int'l, Inc.*              9,900      160,479
                                         ------------

Communications Equipment - 9.16%
Adaptec, Inc.*                    12,100      145,805
Commscope, Inc.*                  10,700      209,185
Emulex Corp.*                     17,600      416,768
McData Corp.*                     29,800      438,358
Polycom, Inc.*                    24,650      739,007
Powerwave Technologies, Inc.*     25,400      388,620
Tekelec, Inc.*                    22,300      428,160
                                         ------------
                                            2,765,903

Construction & Engineering - 0.90%
Granite Constuction, Inc.         10,899      271,385
                                         ------------

Diversified Financial - 3.34%
Affiliated Managers Group, Inc.*   4,600      283,820
Americredit Corp.*                14,400      223,200
Indymac Bancorp, Inc.*            11,000      283,965
Raymond James Financial, Inc.      7,400      216,302
                                         ------------
                                            1,007,287

Electrical Equipment - 0.72%
Plexus Corp.*                      8,704      217,600
                                         ------------

Electronic Equipment & Instruments - 0.98%
APW, Ltd.*                        35,900       96,571
Power Integrations*                8,700      200,187
                                         ------------
                                              296,758

Food & Drug Retailing - 0.89%
Fleming Companies, Inc.           11,200      269,920
                                         ------------

Food Products  - 0.66%
Hain Celestial Group, Inc.*       10,200      201,144
                                         ------------

Health Care Equipment & Supplies - 3.05%
Alliance Imaging, Inc.*           17,200      210,700
Caliper Technologies Corp.*        2,600       31,382

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 2001 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                      Shares        Value
                                      ------        -----

Health Care Equipment & Supplies - continued
Inhale Therapeutic Systems*            8,700     $152,250
Henry Schein, Inc.*                    8,600      290,250
Therasense, Inc.*                      9,200      237,360
                                             ------------
                                                  921,942
Health Care Providers & Services - 13.33%
Advance PCS*                           8,400      510,468
Apria Healthcare Group, Inc.*         10,000      230,000
Community Health Services, Inc.*      22,175      554,375
Davita, Inc.*                         12,500      227,500
Lifepoint Hospitals, Inc.*             8,800      274,384
Manor Care, Inc.*                      8,600      200,896
Mid Atlantic Medical Services, Inc.*  19,100      354,305
Oxford Health Plans, Inc.*            18,500      435,860
Province Healthcare Co.*              17,800      490,390
Renal Care Group, Inc.*                9,500      298,300
Universal Health Services, Inc.*      11,200      452,368
                                             ------------
                                                4,028,846
Household Durables - 0.72%
Mohawk Industries, Inc.*               5,000      216,000
                                             ------------
Insurance - 1.17%
HCC Insurance Holdings, Inc.          12,800      351,872
                                             ------------
Internet & Catalog Retail - 0.74%
Valuevision International, Inc.*      16,300      222,332
                                             ------------
Internet Software & Services - 2.07%
Interwoven, Inc.*                     40,500      296,055
Matrixone, Inc.*                      24,600      135,300
Openwave Systems, Inc.*               25,400      196,342
                                             ------------
                                                  627,697
IT Consulting & Services - 1.18%
Priority Healthcare Corp.*            12,300      355,347
                                             ------------
Media - 4.78%
Emmis Communications Corp.*           21,700      294,035
Entercom Communications Corp.*         8,500      286,450
Getty Images, Inc.*                   13,000      202,670
Insight Communications, Inc.*         10,300      211,150
Media.com Communications Corp.*       11,300      151,646
Scholastic Corp.*                      6,700      299,490
                                             ------------
                                                1,445,441
Oil & Gas - 2.02%
Newfield Exploration Co.*              5,000      174,050
Pogo Producing Co.                     6,200      169,384
Stone Energy Corp.*                    6,800      268,940
                                             ------------
                                                  612,374
Pharmaceuticals - 5.45%
Intermune, Inc.*                       6,300      275,121
KV Pharmaceutical Co.*                 8,000      202,160
Medicis Pharmaceutical Corp.*         10,600      611,514
Osi Pharmaceuticals, Inc.*             3,700      169,016
Praecis Pharmaceuticals, Inc.*        19,800       85,734
Scios, Inc.*                          13,100      302,610
                                             ------------
                                                1,646,155

                                                   Shares        Value
                                                   ------        -----

Retail - 8.39%
Barnes & Noble, Inc.*                              17,700     $650,475
Cost Plus, Inc.*                                   13,900      270,355
Footstar, Inc.*                                     9,300      310,620
Linens "N Things, Inc.*                            10,700      194,740
Nautica Enterprises, Inc.*                         14,200      172,104
Pacific Sunwear of California*                     19,100      262,625
Ross Stores, Inc.                                   7,700      241,010
United Rentals, Inc.*                              11,400      208,050
Tommy Hilfiger Corp.*                              19,600      225,204
                                                          ------------
                                                             2,535,183
Semiconductor Equipment & Products - 6.59%
Brooks Automation, Inc.*                            9,100      293,748
Cymer, Inc.*                                       14,800      309,320
Exar Corp.*                                        11,650      262,591
Micosemi Corp.*                                     7,100      248,500
Photronics, Inc.*                                  14,600      362,372
PRI Automation, Inc.*                              12,925      212,487
Varian Semiconductor Equip., Inc.*                 10,000      300,400
                                                          ------------
                                                             1,989,418
Software - 11.76%
Agile Software Corp.*                              24,600      234,192
Avant Corp.*                                       15,600      157,716
Documentum, Inc.*                                  23,600      348,572
Informatica Corp.*                                 33,200      307,764
Manhattan Associates, Inc.*                         9,700      291,388
Manugistics Group, Inc.*                           41,100      316,470
National Instruments Corp.*                         6,650      191,587
Netiq*                                              9,900      278,685
Networks Associates, Inc.*                         30,500      585,600
Precise Software Solutions, Ltd.*                   5,900      112,749
QRS Corp.*                                            800        7,760
Radiant Systems, Inc.*                             23,500      155,335
Seachange International, Inc.*                     16,900      415,740
Smartforce Public, Ltd.*                            9,000      148,140
                                                          ------------
                                                             3,551,698
TOTAL COMMON STOCKS
(Cost $31,976,531)                                         $27,166,935
                                                          ------------

                                                Principal        Value
                                                ---------        -----

REPURCHASE AGREEMENTS - 10.07%
Repurchase Agreement with State Street Bank &
Trust Co, dated 10/31/01 at 2.52%, to be
repurchased at $3,041,210 on 11/01/01,
collateralized by U.S. Government Securities
(Cost $3,041,000)                              $3,041,000   $3,041,000
                                                          ------------
TOTAL INVESTMENTS (Small Cap Growth Fund)
(Cost $35,017,531)                                         $30,207,935
                                                          ------------

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 2001 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Stock Index Fund

-------------------------------------------------
                              Shares        Value
                              ------        -----

COMMON STOCKS - 92.84%
Aerospace & Defense - 1.36%
Boeing Co.                    2,600       $84,760
General Dynamics Corp.          600        48,960
Goodrich B F Co.                310         6,618
Honeywell Int'l, Inc.         2,410        71,215
Lockheed Martin Corp.         1,290        62,913
Northrop Grumman Corp.          250        24,987
Raytheon Co.                  1,150        37,087
Rockwell Collins, Inc.          550         7,425
United Technologies Corp.     1,400        75,446
                                     ------------
                                          419,411
Air Freight & Couriers - 0.12%
Fedex Corp.*                    920        37,793
                                     ------------
Airlines - 0.17%
AMR Corp.*                      460         8,372
Delta Air Lines Inc.            370         8,458
Southwest Airlines Co.        2,265        36,013
US Airways Group, Inc.*         200           922
                                     ------------
                                           53,765
Auto Components - 0.25%
Cooper Tire and Rubber Co.      220         2,906
Dana Corp.                      440         4,730
Delphi Automotive Sys. Corp.  1,670        19,389
Goodyear Tire And Rubber        470         8,756
Johnson Controls, Inc.          260        18,803
Snap-On, Inc.                   170         4,549
TRW, Inc.                       370        12,502
Visteon Corp.                   394         4,688
                                     ------------
                                           76,323
Automobiles - 0.63%
Ford Motor Co.                5,451        87,488
General Motors Corp.          1,630        67,351
Harley Davidson, Inc.           900        40,734
                                     ------------
                                          195,573
Banks - 5.37%
Amsouth BanCorp.              1,100        19,019
Bank of America Corp.         4,780       281,972
Bank New York, Inc.           2,190        74,482
Bank One Corp.                3,470       115,169
BP&T Corp.                    1,300        41,730
Charter One Finl., Inc.         651        17,740
Comerica, Inc.                  530        24,428
Fifth Third BanCorp.          1,714        96,704
FleetBoston Finl. Corp.       3,229       106,105
Golden West Finl. Corp.         470        22,842
Huntington Bancshares, Inc.     750        11,572
KeyCorp.                      1,270        27,000
Mellon Finl. Corp.            1,420        47,712
National City Corp.           1,790        47,256
Northern Trust Corp.            660        33,323

                                     Shares        Value
                                     ------        -----

Banks - continued
PNC Finl. Svcs. Group, Inc.            860       $47,214
Regions Financial Corp.                680        18,299
South Trust Corp.                    1,010        22,887
Suntrust Banks, Inc.                   870        52,078
Synovus Finl. Corp.                    860        19,797
Union Planters Corp.                   410        16,605
US BanCorp.                          5,679       100,973
Wachovia Corp.                       4,180       119,548
Washington Mutual, Inc.              2,615        78,947
Wells Fargo & Co.                    5,110       201,845
Zions Bancorporation                   270        12,938
                                            ------------
                                               1,658,185
Beverages - 2.54%
Anheuser Busch Cos., Inc.            2,670       111,232
Brown Forman Corp.                     200        11,888
Coca Cola Co.                        7,410       354,791
Coca Cola Enterprises, Inc.          1,330        24,405
Coors, Adolph Co.                      110         5,473
Pepsi Bottling Group, Inc.             430        19,986
Pepsico, Inc.                        5,257       256,068
                                            ------------
                                                 783,843
Biotechnology - 0.95%
Amgen, Inc.*                         3,110       176,710
Biogen, Inc.*                          440        24,200
Chiron Corp.*                          570        30,677
Immunex Corp.*                       1,590        37,985
Medimmune, Inc.*                       630        24,721
                                            ------------
                                                 294,293
Building Products - 0.10%
Crane Co.                              180         3,686
Masco Corp.                          1,370        27,167
                                            ------------
                                                  30,853
Chemicals - 1.14%
Air Products & Chemicals, Inc.         680        27,227
Dow Chemical Co.                     2,675        88,944
Du Pont E I De Nemours & Co.         3,110       124,369
Eastman Chemical Co.                   230         7,891
Engelhard Corp.                        390        10,210
FMC Corp.*                              90         4,271
Great Lakes Chemical Corp.             150         3,181
Hercules, Inc.*                        320         2,419
International Flavours & Fragrances    290         8,268
PPG Industries, Inc.                   500        24,415
Praxair, Inc.                          480        22,646
Rohm & Haas Co.                        660        21,430
Sigma-Aldrich                          230         8,630
                                            ------------
                                                 353,901
Commercial Services & Supplies - 1.73%
Allied Waste Industries, Inc.*         590         5,853
Automatic Data Processing, Inc.      1,860        96,088
Avery Dennison Corp.                   330        15,279
Block, H & R, Inc.                     540        18,403
Cendant Corp.*                       2,890        37,454

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 2001 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                               Shares        Value
                               ------        -----

Commercial Services & Supplies - continued
Cintas Corp.                      500      $20,210
Concord EFS, Inc.*              1,440       39,413
Convergys Corp.*                  510       14,331
Deluxe Corp.                      210        7,350
Donnelley, R R & Sons Co.         350        8,925
Ecolab, Inc.                      380       13,368
Equifax, Inc.                     430        9,615
First Data Corp.                1,170       79,057
Fiserv, Inc.*                     555       20,640
IMS Health, Inc.                  880       18,806
Paychex, Inc.                   1,110       35,587
Pitney Bowes, Inc.                740       27,128
Robert Half Int'l, Inc.*          520       10,728
Sabre Holdings Corp.*             399       10,494
Waste Management, Inc.          1,860       45,570
                                      ------------
                                           534,299
Communications Equipment - 2.72%
ADC Telecommunications, Inc.*   2,330       10,602
Andrew Corp.*                     240        4,361
Avaya, Inc.*                      848        7,573
Ciena Corp.*                      970       15,772
Cisco Systems, Inc.*           21,800      368,856
Comverse Technology, Inc.*        550       10,346
Corning, Inc.                   2,770       22,326
JDS Uniphase Corp.*             3,920       31,321
Lucent Technologies, Inc.      10,150       68,005
Motorola, Inc.                  6,540      107,060
Nortel Networks Corp.           9,490       55,137
Qualcomm, Inc.*                 2,260      111,011
Scientific Atlanta, Inc.          490       10,226
Tellabs, Inc.*                  1,220       16,653
                                      ------------
                                           839,249
Computers & Peripherals - 3.67%
Apple Computer, Inc.*           1,040       18,262
Compaq Computer Corp.           5,030       44,012
Dell Computer Corp.*            7,750      185,845
E M C Corp.*                    6,570       80,942
Gateway, Inc.*                    960        5,424
Hewlett Packard Co.             5,790       97,446
IBM                             5,180      559,802
Lexmark Int'l., Inc.*             380       17,005
NCR Corp.*                        290       10,280
Network Appliance, Inc.*          970       12,901
Palm, Inc.*                     1,689        4,155
Sun Microsystems, Inc.*         9,700       98,455
                                      ------------
                                         1,134,529
Construction & Engineering - 0.04%
Fluor Corp.                       240        8,933
McDermott Int'l., Inc.*           180        1,908
                                      ------------
                                            10,841
Construction Materials - 0.04%
Vulcan Materials Co.              300       12,471
                                      ------------

                                  Shares        Value
                                  ------        -----

Containers & Packaging - 0.12%
Ball Corp.                            80       $4,923
Bemis, Inc.                          160        6,923
Pactiv Corp.*                        470        7,614
Sealed Air Corp.*                    250       10,010
Temple-Inland, Inc.                  150        7,498
                                         ------------
                                               36,968
Diversified Financials - 6.82%
American Express Co.               3,940      115,954
Bear Stearns Cos., Inc.              280       15,120
Capital One Finl. Corp.              620       25,612
Citigroup, Inc.                   14,982      681,980
Countrywide Credit Inds., Inc.       350       13,975
Federal Home Ln Mtg. Corp.         2,060      139,709
Federal Nat'l Mtg. Assn.           2,980      241,261
Franklin Resources, Inc.             790       25,359
Household Int'l., Inc.             1,380       72,174
JP Morgan Chase & Co.              5,916      209,190
Lehman Bros.                         730       45,596
MBNA Corp.                         2,540       70,129
Merrill Lynch & Co., Inc.          2,500      109,275
Moodys Corp.                         470       16,318
Morgan Stanley Dean Witter & Co.   3,320      162,414
Providian Financial Corp.            850        3,307
Charles Schwab Corp.               4,130       53,194
State Street Corp.                   970       44,174
Stilwell Financial, Inc.             650       13,071
T Rowe Price & Assoc, Inc.           370       10,271
USA Education, Inc.                  490       39,964
                                         ------------
                                            2,108,047
Diversified Telecommunication - 4.70%
Alltel Corp.                         930       53,140
AT & T Corp.                      10,280      156,770
Bellsouth Corp.                    5,580      206,460
CenturyTel, Inc.                     420       13,272
Citizens Communication Co.*          850        7,557
Qwest Communications Int'l, Inc.   4,949       64,089
SBC Communications, Inc.          10,030      382,243
Sprint Corp.                       2,640       52,800
Verizon Communications             8,058      401,369
Worldcom, Inc.*                    8,600      115,670
                                         ------------
                                            1,453,370
Electric Utilities - 2.44%
AES Corp.*                         1,590       22,022
Allegheny Energy, Inc.               370       13,524
Ameren Corp.                         410       16,441
American Electric Power, Inc.        960       40,224
Calpine Corp.*                       890       22,028
Cinergy Corp.                        470       14,185
CMS Energy Corp.                     390        8,389
Consolidated Edison, Inc.            630       24,879
Constellation Energy Group, Inc.     490       10,961
Dominion Resource, Inc.              780       47,674
DTE Energy Co.                       490       20,428

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 2001 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                  Shares        Value
                                  ------        -----

Electric Utilities - continued
Duke Energy Co.                   2,300       $88,343
Edison Int'l.*                      970        13,784
Entergy Corp.                       660        25,641
Exelon Corp.                        960        40,387
FirstEnergy Corp.                   670        23,088
FPL Group, Inc.                     520        27,612
GPU, Inc.                           360        14,274
Mirant Corp.*                     1,011        26,286
Niagara Mohawk Hldgs., Inc.*        480         8,602
PG&E Corp.                        1,150        20,769
Pinnacle West Capital Corp.         250        10,538
PPL Corp.                           440        15,026
Progress Energy, Inc.               650        27,411
Public Svc Enterprise Group         620        24,403
Reliant Energy, Inc.                890        24,876
Southern Co.                      2,040        48,756
Teco Energy, Inc.                   400        10,300
TXU Corp.                           770        35,297
XCEL Energy, Inc.                 1,020        28,846
                                         ------------
                                              754,994
Electrical Equipment - 0.43%
American Power Conversion Corp.*    580         7,465
Cooper Industries, Inc.             280        10,836
Emerson Electric Co.              1,280        62,746
Molex, Inc.                         580        16,779
National Services Inds., Inc.       120         2,129
Power One, Inc.*                    230         1,819
Rockwell Int'l Corp.                550         7,579
Symbol Technologies, Inc.           675         8,674
Thermo Electron Corp.*              540        11,416
Thomas & Betts Corp.                170         3,087
                                         ------------
                                              132,530
Electronic Equipment & Instruments - 0.33%
Agilent Technologies, Inc.*       1,359        30,265
Jabil Circuit, Inc.*                570        12,084
Millipore Corp.                     140         7,322
PerkinElmer, Inc.                   300         8,073
Sanmina Corp.*                      950        14,383
Solectron Corp.*                  1,950        23,985
Tektronix, Inc.*                    280         5,516
                                         ------------
                                              101,628
Energy Equipment & Services - 0.68%
Baker Hughes, Inc.                1,000        35,830
Halliburton Co.                   1,280        31,603
Nabors Industries, Inc.*            440        13,526
Noble Drilling Corp.*               400        12,220
Rowan Cos., Inc.*                   280         4,729
Schlumberger, Ltd.                1,710        82,798
Transocean Sedco Forex, Inc.        950        28,643
                                         ------------
                                              209,349
Food & Drug Retailing - 1.13%
Albertsons, Inc.                  1,210        38,611
CVS Corp.                         1,170        27,963

                            Shares        Value
                            ------        -----

Food & Drug Retailing - continued
Kroger Co.*                 2,420       $59,193
Safeway, Inc.*              1,510        62,892
Supervalu, Inc.               390         8,323
Sysco Corp.                 2,000        48,220
Walgreen Co.                3,030        98,111
Winn Dixie Stores, Inc.       420         4,645
                                   ------------
                                        347,958
Food Products - 1.45%
Archer Daniels Midland Co.  1,974        27,498
Campbell Soup Co.           1,220        34,453
Conagra, Inc.               1,600        36,640
General Mills, Inc.           850        39,032
H J Heinz Co.               1,040        44,138
Hershey Foods Corp.           410        26,129
Kellogg Co.                 1,210        36,905
Ralston Purina Co.            920        30,167
Sara Lee Corp.              2,340        52,159
Unilever N V                1,700        88,366
Wrigley (WM) Jr Co.           670        33,534
                                   ------------
                                        449,021
Gas Utilities - 0.47%
El Paso Energy Corp.        1,517        74,424
Keyspan Corp.                 410        13,604
Kinder Morgan, Inc.           340        16,874
Nicor, Inc.                   140         5,445
Nisource, Inc.                620        14,725
Peoples Energy Corp.          110         4,212
Sempra Energy                 610        14,274
                                   ------------
                                        143,558
Health Care Equipment & Supplies - 1.45%
Applera Corp.                 630        18,383
Bard, C R, Inc.               150         8,235
Bausch & Lomb, Inc.           160         5,210
Baxter Int'l., Inc.         1,770        85,615
Becton Dickinson & Co.        770        27,566
Biomet, Inc.                  795        24,247
Boston Scientific Corp.*    1,200        27,288
Guidant Corp.*                910        37,774
Medtronic, Inc.             3,600       145,080
St Jude Medical, Inc.*        260        18,460
Stryker Corp.                 580        32,619
Zimmer Holdings, Inc.*        579        17,897
                                   ------------
                                        448,374
Health Care Providers & Services - 1.36%
Aetna, Inc.*                  420        11,609
Amerisource Bergen Corp.*     310        19,703
Cardinal Health, Inc.       1,330        89,256
Cigna Corp.                   450        32,805
HCA Healthcare Co.          1,600        63,456
Healthsouth Corp.*          1,160        15,103
Humana, Inc.*                 510         5,891
Manor Care, Inc.*             310         7,242
McKesson HBOC, Inc.           850        31,442

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 2001 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                  Shares        Value
                                  ------        -----

Health Care Providers & Services - continued
Quintiles Transnational Corp.*       350       $5,551
Tenet Healthcare Corp.*              970       55,794
Unitedhealth Group, Inc.             950       62,462
Wellpoint Health Networks, Inc.*     190       21,202
                                         ------------
                                              421,516
Hotels, Restaurants & Leisure - 0.86%
Carnival Corp.                     1,740       37,897
Darden Restaurants, Inc.             350       11,207
Harrah's Entertainment, Inc.*        350       10,195
Hilton Hotels Corp.                1,100        9,416
International Game Technology*       220       11,231
Marriott Int'l., Inc.                730       22,871
McDonald's Corp.                   3,850      100,370
Starbucks Corp.*                   1,130       19,345
Starwood Hotels & Resorts            590       13,003
Tricon Global Restaurants, Inc.*     440       22,260
Wendy's Int'l., Inc.                 340        8,942
                                         ------------
                                              266,737
Household Durables - 0.36%
American Greetings Corp.             190        2,664
Black & Decker Corporation           240        7,942
Centex Corp.                         180        6,887
Fortune Brands, Inc.                 460       16,951
Kaufman & Broad Home Corp.           130        3,841
Leggett & Platt, Inc.                590       12,785
Maytag Corp.                         230        6,412
Newell Rubbermaid, Inc.              790       21,836
Pulte Corp.                          180        5,850
Stanley Works                        250        9,580
Tupperware Corp.                     170        3,466
Whirlpool Corp.                      200       11,804
                                         ------------
                                              110,018
Household Products - 1.60%
Clorox Co.                           710       25,347
Colgate Palmolive Co.              1,670       96,058
Kimberly Clark Corp.               1,590       88,261
Procter & Gamble Co.               3,860      284,791
                                         ------------
                                              494,457
Industrial Conglomerates - 4.89%
General Electric Co.              29,590    1,077,372
ITT Industries, Inc.                 260       12,503
Minnesota Mining & Mfg., Co.       1,180      123,168
Textron, Inc.                        420       13,293
Tyco Int'l., Ltd.                  5,774      283,734
                                         ------------
                                            1,510,070
Insurance - 4.12%
Aflac, Inc.                        1,570       38,402
Allstate Corp.                     2,160       67,781
Ambac Financial Group, Inc.          320       15,360
American Int'l Group, Inc.a        7,802      613,237
AON Corp.                            780       29,671
Chubb Corp.                          520       35,516
Cincinnati Financial Corp.           480       17,856

                                   Shares        Value
                                   ------        -----

Insurance - continued
Conseco, Inc.*                      1,010       $3,020
Hartford Financial Services Group     710       38,340
Jefferson Pilot Corp.                 455       18,814
John Hancock Financial Services       920       31,354
Lincoln National Corp.                560       23,716
Loews Corp.                           590       29,972
Marsh & McLennan Cos., Inc.           820       79,335
MBIA, Inc.                            440       20,266
Metlife, Inc.                       2,230       59,987
MGIC Invest. Corp.                    320       16,557
Progressive Corp.                     220       30,516
Safeco Corp.                          380       11,719
St Paul Companies, Inc.               640       29,376
Torchmark, Inc.                       370       13,701
UnumProvident Corp.                   720       16,150
XL Capital, Ltd.                      380       33,007
                                          ------------
                                             1,273,653
Internet Software & Services - 0.06%
Yahoo, Inc.*                        1,690       18,387
                                          ------------
IT Consulting Services - 0.38%
Computer Sciences Corp.*              500       17,955
Electronic Data Systems Corp.       1,390       89,474
Sapient Corp.*                        370        1,595
Unisys Corp.*                         940        8,394
                                          ------------
                                               117,418
Leisure Equipment & Products - 0.19%
Brunswick Corp.                       260        4,651
Eastman Kodak Co.                     860       21,990
Hasbro, Inc.                          510        8,451
Mattel, Inc.*                       1,280       24,230
                                          ------------
                                                59,322
Machinery - 0.78%
Caterpillar, Inc.                   1,020       45,614
Cummins Engine, Inc.                  120        3,757
Danaher Corp.                         430       23,968
Deere & Co.                           700       25,893
Dover Corp.                           610       20,100
Eaton Corp.                           210       13,742
Illinois Tool Works, Inc.             910       52,052
Ingersoll Rand Co.                    500       18,650
Navistar Int'l. Corp., Inc.           180        5,400
Paccar, Inc.                          230       12,148
Pall Corp.                            370        7,511
Parker Hannifin Corp.                 350       12,565
                                          ------------
                                               241,400
Media - 3.68%
AOL Time Warner, Inc.*             13,200      411,972
Clear Channel Communications*       1,750       66,710
Comcast Corp.*                      2,820      101,069
Disney, Walt Co.                    6,230      115,816
Dow Jones & Co., Inc.                 260       11,700
Gannett, Inc.                         790       49,928

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 2001 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                 Shares        Value
                                 ------        -----

Media - continued
Interpublic Group Cos., Inc.      1,119      $25,122
Knight Ridder, Inc.                 220       12,375
McGraw Hill Cos., Inc.              580       30,496
Meredith Corp.                      150        4,950
New York Times Co.                  470       19,388
Omnicom Group                       550       42,229
TMP Worldwide, Inc.*                320        9,552
Tribune Co.                         890       26,878
Univision Communications, Inc.*     620       15,500
Viacom, Inc.*                     5,300      193,503
                                        ------------
                                           1,137,188
Metals & Mining - 0.65%
Alcan Aluminum, Ltd.                950       29,023
Alcoa, Inc.                       2,570       82,934
Allegheny Technologies, Inc.        240        3,552
Barrick Gold Corp.                1,180       18,396
Freeport-McMoran Copper & Gold*     430        4,773
Homestake Mining Co.                780        6,396
INCO, Ltd.*                         540        7,366
Newmont Mining Corp.                580       13,456
Nucor Corp.                         230        9,499
Phelps Dodge Corp.                  230        6,670
Placer Dome, Inc.                   980       11,182
U. S. Steel Group                   270        3,885
Worthington Industries, Inc.        250        3,250
                                        ------------
                                             200,382
Multi Utilities - 0.36%
Dynegy, Inc.                        970       34,823
Enron Corp.                       2,220       30,858
Williams Cos., Inc.               1,530       44,171
                                        ------------
                                             109,852
Multiline Retail - 3.32%
Big Lots, Inc.                      340        2,482
Costco Wholesale Corp.*           1,340       50,692
Dillard's, Inc.                     250        3,238
Dollar General Corp.                990       14,147
Family Dollar Stores, Inc.          510       14,719
Federated Dept Stores, Inc.*        590       18,874
K Mart Corp.*                     1,460        8,950
Kohl's Corp.*                       990       55,054
May Department Stores Co.           890       27,991
Nordstrom, Inc.                     400        5,640
Penney, J C, Inc.                   780       16,942
Sears Roebuck & Co.                 980       37,995
Target Corp.                      2,680       83,482
Wal-Mart Stores, Inc.            13,320      684,648
                                        ------------
                                           1,024,854
Office Electronics - 0.05%
Xerox Corp.                       2,070       14,490
                                        ------------
Oil & Gas - 5.71%
Amerada Hess Corp.                  270       15,863
Anadarko Pete Corp.                 747       42,616

                               Shares        Value
                               ------        -----

Oil & Gas - continued
Apache Corp.                      370      $19,092
Ashland, Inc.                     210        8,455
Burlington Resources, Inc.        630       23,468
Chevron Corp.                   3,172      280,881
Conoco, Inc.*                   1,860       47,802
Devon Energy Corporation          390       14,937
Eog Resources, Inc.               350       12,380
Exxon Mobil Corp.              20,560      811,092
Kerr McGee Corp.                  300       17,280
Occidental Petroleum Corp.      1,100       27,852
Phillips Petroluem Co.          1,128       61,374
Royal Dutch Petroleum Co.       6,390      322,759
Sunoco, Inc.                      250        9,358
Unocal Corp.                      730       23,506
USX Marathon Group                920       25,383
                                      ------------
                                         1,764,098
Paper & Forest Products - 0.45%
Boise Cascade Corp.               170        4,855
Georgia Pacific Corp.             672       18,655
International Paper Co.         1,440       51,552
Louisiana Pacific Corp.           310        2,232
Mead Corp.                        300        8,052
Westvaco Corp.                    300        7,365
Weyerhaeuser Co.                  640       31,942
Willamette Industries, Inc.       330       15,460
                                      ------------
                                           140,113
Personal Products - 0.45%
Alberto Culver Co.                170        7,183
Avon Products, Inc.               710       33,249
Gillette Co.                    3,140       97,623
                                      ------------
                                           138,055
Pharmaceuticals - 10.37%
Abbott Laboratories             4,610      244,238
Allergan, Inc.                    390       27,998
American Home Products Corp.    3,920      218,854
Bristol Myers Squibb Co.        5,790      309,476
Forest Laboratories, Inc.*        530       39,421
Johnson & Johnson               9,016      522,117
King Pharmaceuticals, Inc.*       680       26,513
Lilly Eli & Co.                 3,350      256,275
Merck & Co., Inc.               6,830      435,822
Pfizer, Inc.                   18,810      788,139
Pharmacia Corp.                 3,880      157,218
Schering Plough Corp.           4,360      162,105
Watson Pharmaceuticals, Inc.*    320j       15,258
                                      ------------
                                         3,203,434
Real Estate - 0.11%
Equity Office Properties        1,210       34,485
                                      ------------
Road & Rail - 0.37%
Burlington Northern Santa Fe    1,170       31,438
CSX Corp.                         640       21,568
Norfolk Southern Corp.          1,150       19,263

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 2001 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                  Shares        Value
                                  ------        -----

Road & Rail - continued
Ryder System, Inc.                   180       $3,366
Union Pacific Corp.                  740       38,487
                                         ------------
                                              114,122
Semiconductor Equipment & Products - 3.53%
Advanced Micro Devices, Inc.*      1,030       10,135
Altera Corp.*                      1,150       23,230
Analog Devices, Inc.*              1,070       40,660
Applied Materials, Inc.*           2,420       82,546
Applied Micro Circuits Corp.*        900        9,927
Broadcom Corp.*                      780       26,840
Conexant Systems, Inc.*              740        7,511
Intel Corp.                       20,030      489,133
KLA Tencor Corp.*                    550       22,473
Linear Technology Corp.              950       36,860
LSI Logic Corp.*                   1,080       18,306
Maxim Integrated Prods., Inc.*       980       44,835
Micron Technology, Inc.*           1,780       40,513
National Semiconductor Corp.*        520       13,510
Novellus Sys., Inc.*                 420       13,873
PMC Sierra, Inc.*                    490        7,953
Q Logic Corp.*                       270       10,625
Teradyne, Inc.*                      520       11,986
Texas Instruments, Inc.            5,170      144,708
Vitesse Semiconductor Corp.*         550        5,192
Xilinx, Inc.*                        990       30,116
                                         ------------
                                            1,090,932
Software - 4.51%
Adobe Systems, Inc.                  710       18,744
Autodesk Incorporated                160        5,315
BMC Software, Inc.*                  730       11,001
Citrix System, Inc.*                 550       12,870
Computer Assoc Int'l., Inc.        1,720       53,182
Compuware Corp.*                   1,100       11,308
Intuit*                              620       24,936
Mercury Interactive Corp.*           250        5,956
Microsoft Corp.*                  16,030      932,145
Novell, Inc.*                      1,070        3,788
Oracle Corp.*                     16,720      226,723
Parametric Technology Corp.*         790        5,538
Peoplesoft, Inc.*                    880       26,198
Siebel System, Inc.*               1,350       22,046
Veritas Software Corp.*            1,180       33,488
                                         ------------
                                            1,393,238
Specialty Retail - 1.88%
Autozone, Inc.*                      330       19,315
Bed Bath & Beyond, Inc.*             860       21,552
Best Buy Co., Inc.*                  620       34,038
Circuit City Stores, Inc.            620        8,506
Gap, Inc.                          2,560       33,459
Home Depot, Inc.                   6,950      265,699
Limited, Inc.                      1,270       14,161
Lowe's Cos., Inc.                  2,290       78,089
Office Depot, Inc.*                  890       12,104

                                     Shares        Value
                                     ------        -----

Specialty Retail - continued
Radioshack Corp.                        550      $13,745
Sherwin-Williams Co.                    470       11,449
Staples, Inc.*                        1,360       19,829
Tiffany & Co.                           440       10,292
TJX Cos., Inc.                          840       28,392
Toys "R Us, Inc.*                       590       11,210
                                             -----------
                                                 581,840
Textiles & Apparel - 0.20%
Liz Claiborne, Inc.                     160        7,280
Nike, Inc.                              810       39,982
Reebok Int'l., Ltd.*                    170        3,529
V F Corp.                               330       10,963
                                             -----------
                                                  61,754
Tobacco - 1.05%
Philip Morris Cos, Inc.               6,550      306,540
UST, Inc.                               490       16,469
                                             -----------
                                                 323,009
Trading Companies & Distributors - 0.09%
Genuine Parts Co.                       510       16,575
Grainger, W. W., Inc.                   280       12,124
                                             -----------
                                                  28,699
Wireless Telecommunication Service - 0.61%
ATT Wireless Services, Inc.*          7,539      108,863
Nextel Communications, Inc.*          2,280       18,126
Sprint Corp.*                         2,790       62,217
                                             -----------
                                                 189,206
TOTAL COMMON STOCKS
(Cost $35,615,438)                           $28,683,855
                                             -----------

U.S. TREASURY OBLIGATIONS - SHORT TERM - 0.63%
                                  Principal        Value
                                  ---------        -----

U.S. Treasury Bills - 0.63%
3.30% due 11/01/01/\
(Cost $195,000)/\                  $195,000     $195,000
                                             -----------
REPURCHASE AGREEMENTS - 6.53%
Repurchase Agreement with
State Street Bank & Trust Co,
dated 10/31/01 at 2.52%,
to be repurchased at $2,017,139
on 11/01/01, collateralized by
U.S. Government Securities
(Cost $2,017,000)                $2,017,000   $2,017,000
                                             -----------
TOTAL INVESTMENTS
(Stock Index Fund)
(Cost $37,827,438)                           $30,895,855
                                             -----------

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 2001 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Global Equity Fund
--------------------------------------------------------------------------------

                                      Shares         Value
                                      ------         -----

COMMON STOCKS - 96.57%
Belgium - 0.67%
Dexia                                   6,900     $106,436
                                              ------------
Canada - 1.00%
Talisman Energy                         4,550      160,145
                                              ------------
China - 1.30%
Huaneng Power International, Inc.     162,000       99,692
UTStarcom, Inc.*                        4,625      108,595
                                              ------------
                                                   208,287
Denmark - 2.54%
ISS International A/S*                  3,450      162,512
Novo Nordisk*                           3,775      152,972
Vestas Wind Systems                     2,925       91,854
                                              ------------
                                                   407,338
France - 8.99%
Altran Technologies                     3,750      172,020
Aventis SA                              3,400      250,002
J C Decaux International*              10,625       81,232
Pernod-Ricard                           2,900      202,803
Sanofi-Synthelabo                       1,300       85,650
Technip-Coflexip*                       1,367      154,431
Total Fina Elf SA                       1,670      234,325
Vinci*                                  1,400       84,368
Vicendi                                 2,625      100,841
Vivendi Environnement                   1,600       74,690
                                              ------------
                                                 1,440,362
Germany - 3.39%
Allianz AG                                550      129,512
Altana AG                               2,050       95,881
Deutsche Telekom AG                     8,600      132,969
Muenchener Rueckversicherungs             350       92,396
SAP AG                                  3,600       92,520
                                              ------------
                                                   543,278
Hong Kong - 3.01%
China Unicom, Ltd.*                    14,300      130,559
CNOOC, Ltd.                           105,000      102,981
HSBC Holdings Plc                      16,800      182,000
Legend Holdings, Ltd.                 158,000       66,340
                                              ------------
                                                   481,880
Ireland - 0.63%
Ryanair Holdings Plc*                   2,150      100,491
                                              ------------
Israel - 0.39%
Amdocs, Ltd.*                           2,400       62,664
                                              ------------
Italy - 2.58%
Alleanza Assicurazioni                 13,000      133,883
SAIPEM                                 33,400      164,928
Telecom Italia Mobile SpA              15,000       55,046
TIM SpA                                11,000       59,858
                                              ------------
                                                   413,715
Japan - 6.57%
Fujisawa Pharmaceutical Co.             4,000      $95,965
Hoya, Inc.                              1,400       83,512
Ito En, Ltd.                            2,000      106,083
Itochu Techno-Science Corp.             1,300       87,837
Matsushita Electric Indl. Co.           5,000       59,162
NEC Corporation                         5,000       45,289
Nintendo Company, Ltd.                    700      107,846
NTT Docomo, Inc.                           14      189,645
Takeda Chemical Industries, Ltd.        2,000       96,781
Takefuji Corp.                          1,500      124,362
Yamato Transport Co., Ltd.              3,000       56,183
                                              ------------
                                                 1,052,665
Korea - 1.35%
Korea Telecom Corporation              10,400      216,736
                                              ------------
Mexico - 1.86%
Cemex                                   2,950       67,850
Grupo Televisa SA*                      1,700       51,765
Wal-Mart de Mexico SA                   3,455      177,587
                                              ------------
                                                   297,202
Netherlands - 1.69%
Aegon NV                                4,800      120,454
Koninklijke Ahold NV                    5,350      150,425
                                              ------------
                                                   270,879
Portugal - 1.31%
Brisa Auto-Estradas de Portugal SA     23,625      210,370
                                              ------------
Singapore - 0.31%
Flextronics International*              2,525       50,248
                                              ------------
Spain - 2.04%
Banco Santander Central Hispano SA     15,625      120,161
Gas Natural SDG, SA                     4,425       79,402
Industria de Diseno Textil SA*          6,825      127,072
                                              ------------
                                                   326,635
Sweden - 1.55%
Forenings Sparbanken AB                 9,000       90,279
Securitas AB                            9,425      156,834
                                              ------------
                                                   247,113
Switzerland - 3.91%
Nestle SA*                                890      184,498
Serono SA                                 218      172,102
STMicroelectronics NV SA                2,550       72,019
Synthes-Stratec, Inc. 144A*               300      197,969
                                              ------------
                                                   626,588
Taiwan - 0.63%
Taiwan Semiconductor Mfg. Co., Ltd.*    7,860      101,473
                                              ------------

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 2001 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                       Shares        Value
                                       ------        -----

United Kingdom - 11.68%
ARM Holding Plc*                       14,800      $74,820
Barclays Plc                            6,950      208,993
British Energy                          6,500       22,993
British Sky Broadcasting Group*         3,625       40,549
British Telecommunications Plc         20,000      101,108
Compass Group Plc                      18,450      134,414
GlaxoSmithKline Plc                     4,600      123,625
Prudential Plc                         10,300      107,732
Reckitt Benckiser Plc                  10,300      143,643
Rio Tinto Plc                           7,900      128,076
Royal & Sun Alliance Insurance Group   13,000       70,630
Shire Pharmaceuticals Group Plc*        4,900      219,030
TeleWest Communications*               79,850       56,839
Tesco Plc                              26,000       91,593
The Sage Group Plc                     18,800       57,626
Vodaphone Airtouch Public Plc         124,800      288,262
                                              ------------
                                                 1,869,933
United States - 39.17%
Abbott Laboratories                     1,300       68,874
Alcoa, Inc.                             1,600       51,632
American Express                        2,775       81,668
American International Groupa           2,100      165,060
Amgen, Inc.*                            1,749       99,378
AOL Time Warner*                        1,894       59,112
Bank Of New York                        2,009       68,326
Baxter International, Inc.              2,364      114,347
Berkshire Hathaway, Inc.*                  75      176,550
Bristol-Myers Squibb Co.                  775       41,424
Cisco Systems, Inc.*                    6,448      109,100
Citigroup, Inc.*                       10,086      459,115
Clear Channel Communications, Inc.*     1,750       66,710
The Coca-Cola Company                   2,100      100,548
Comcast Corporation Class A Special*    1,917       68,705
Comverse Technology, Inc.*              1,427       26,842
Federal National Mortgage Assoc.        1,275      103,224
Fifth Third Bancorp                     4,146      233,917
FleetBoston Financial Corp.             1,575       51,755
General Electric Co.                   12,057      438,995
Goldman Sachs Group, Inc.               1,075       84,022
Home Depot, Inc.                        2,276       87,011
Honeywell International, Inc.           2,200       65,010
Intel Corp.                             5,643      137,802
International Business Machines         1,625      175,614
Johnson & Johnson                       3,500      202,684
Kohl's Corp.*                           1,746       97,095
Linear Technology Corp.                 4,650      180,420
Merck & Company, Inc.                   1,946      124,174
Microsoft Corp.*                        5,575      324,186
Morgan Stanley Dean Witter and Co.        925       45,251
Omnicom Group                             570       43,765
Oracle Systems Corp.*                   7,342       99,558

                                   Shares        Value
                                   ------        -----

United States - continued
Pepsico, Inc.                      2,550      $124,211
Pfizer, Inc.                       7,896       330,842
Philip Morris Companies, Inc.      1,500        70,200
Qualcomm, Inc.*                    3,925       192,796
Solectron Corp.*                   6,775        83,333
Sun Microsystems, Inc.*            6,098        61,895
Texas Instruments, Inc.            6,300       176,337
Tyco International, Ltd.           3,731       183,341
Veritas Software Corp.*            7,275       206,465
Viacom, Inc., Class B*             4,348       158,745
Wal-Mart Stores, Inc.             49,850       118,831
Walt Disney Co.                    2,150        39,969
Washington Mutual, Inc.            4,687       141,501
Wells Fargo                        3,375       133,313
                                          ------------
                                             6,273,653
TOTAL COMMON STOCKS
(Cost $17,139,774)                         $15,468,091
                                          ------------
SHORT TERM INVESTMENTS - 0.01%
SSgA Money Market Fund
(Cost $1,000)                      1,000        $1,000
                                          ------------
                                Principal        Value
                                ---------        -----

SHORT TERM COMMERCIAL PAPER - 3.42%
Ciesco, L.P.,
2.60% due 11/01/01
(Cost $548,000)                 $548,000      $548,000
                                          ------------
TOTAL INVESTMENTS
(Global Equity Fund) (Cost $17,688,774)    $16,017,091
                                          ------------

------------------------------------------------------
Global Equity Fund
------------------------------------------------------
MAJOR INDUSTRIES
Computers (Software & Services)                  6.89%
Healthcare (Drugs Major Pharms)                  5.26%
Financial (Diversified)                          4.97%
Electrical Equipment                             4.80%
Healthcare (Diversified)                         4.76%
Electronics (Semiconductors)                     4.64%
Telecommunications (Cellular/Wireless)           4.52%
Engineering & Construction                       3.83%
Banks (Money Center)                             3.75%
Beverages (Non-Alcoholic)                        3.33%
All other                                       53.25%
                                          ------------
Total                                          100.00%
                                          ------------

------------------------------------------------------
International Equity Fund
------------------------------------------------------
                                   Shares        Value
                                   ------        -----

COMMON STOCKS - 88.03%
Australia - 1.34%
Amcor, Ltd.                        2,417        $8,010
AMP Limited                        2,323        21,087
AMP, Ltd.*                           540             0

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 2001 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------


                                Shares        Value
                                ------        -----

Australia - continued
Australian Gas & Light           1,236       $5,520
BHP, Ltd.                        9,226       41,433
Brambles Industries, Ltd.        2,936       16,082
Coca Cola Amatil, Ltd.           4,800       12,115
Coles Myer, Ltd.                 2,945       11,271
Commonwealth Bank Of Australia   2,414       36,177
CSL, Ltd.                          345        8,730
CSR, Ltd.                        3,252       10,320
Foster's Brewing Group, Ltd.     5,994       14,593
Goodman Fielder, Ltd.            3,878        2,750
Leighton Holdings, Ltd.            889        4,422
Lend Lease Corp.                 1,092        6,119
Mayne Nickless, Ltd.             2,273        8,516
MIM Holdings, Ltd.               2,405        1,185
National Australia Bank          3,483       53,546
News Corporation, Ltd.           5,395       31,955
Normandy Mining, Ltd.            6,504        4,579
Onesteel, Ltd.                     796          403
Orica, Ltd.                        938        2,179
Pacific Dunlop, Ltd.             3,433        1,416
Paperlinx, Ltd.                    419          883
QBE Insurance Group              1,327        4,625
Rio Tinto Limited                  672       10,817
Santos, Ltd.                     2,037        6,515
Southcorp, Ltd.                  2,044        7,493
Suncorp Metway                   1,030        6,939
Tabcorp Holdings, Ltd.           1,060        5,320
Telstra Corp                    24,653       61,618
Wesfarmers, Ltd.                   857       12,843
Westpac Banking Corp.            3,092       23,014
WMC, Ltd.                        5,835       27,378
Woolworths, Ltd.                 3,701       21,106
                                       ------------
                                            490,959
Belgium - .06%
KBC Bancassurance Holding SA       446       12,235
Solvay SA                           66        3,547
Union Chimique Belge               158        6,014
Umicore SA                          22          828
                                       ------------
                                             22,624
Denmark - .16%
Carlsberg AS Series A              100        3,829
Carlsberg                          100        4,252
Danisco                            200        7,392
Danske Bank                      1,200       17,755
Novo Nordisk AS*                   500       20,261
TDC A/S                            200        6,860
                                       ------------
                                             60,349
Finland - .89%
Hartwall Oyj                       467        8,548
Kesko Corp                       1,571       13,071
Metso Corp                         871        8,500
Nokia (Ab) Oyj                  10,169      212,473
Outokumpu Oyj                      506        4,096

                                Shares        Value
                                ------        -----

Finland - continued
Raisio Group Oyj                1,459        $1,286
Sampo Oyj                       2,480        22,306
Sonera Corp                     3,315        18,844
Tietoenator Corp                  546        12,228
UPM-Kymmene Oyj                   559        18,151
Wartsila Oyj                      372         6,692
                                       ------------
                                            326,195
France - 11.73%
Accor SA                        1,621        50,841
Alcatel                         3,739        56,398
Aventis SA                      5,321       391,253
AXA                             5,780       126,331
Beghin Say*                       328        11,211
BNP Paribas                     1,402       116,519
Bouygues                        3,094        94,619
Cap Gemini SA                     425        23,892
Carrefour                       3,493       178,610
Casino Guichard Perrachon         549        41,059
Cerestar*                         328         9,116
Cerol*                            328         7,850
Cie de St Gobain                  478        66,425
Cie Generale des Estabissement    455        14,050
Dassault Systemes                 128         5,107
Fonciere Lyonnaise                655        16,025
France Telecom SA               4,402       164,195
Gecina                            120         9,153
Groupe Danone                   1,901       219,716
Imerys                             23         2,042
Klepierre                         160        14,823
Lafarge                           228        20,241
Lagardere S.C.A.                  718        25,303
L'Air Liquide                     190        25,600
L'Oreal                         4,089       282,091
Louis Vuitton Moet Hennessy     2,900       102,171
Pechiney SA                       302        13,853
Pernod Ricard                     681        47,624
Peugeot SA                        942        38,255
Pinault Printemps Redoute         796        91,572
Provimi*                          328         4,582
Sagem SA                           59         2,746
Sanofi Synthelabo               4,990       328,765
Schneider Electric SA             849        33,966
SILIC*                             50         6,993
SIMCO                             320        22,148
Societe Generale                1,490        74,447
Sodexho Alliance SA               816        38,386
Sophia SA*                        495        13,749
St Microelectronics             3,164        89,360
STE BIC                           482        14,788
Suez Lyonnaise des Eaux         4,865       152,847
Technip-Coflexip*                  73         8,247
Thales (Ex-Thomson-CDF)         1,073        41,220
Total Fina Elf SA               6,914       970,132

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 2001 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                   Shares        Value
                                   ------        -----

France - continued
Unibail SA                            900      $46,587
Usinor                              2,207       23,226
Vivendi Universal                   3,653      170,527
                                          ------------
                                             4,308,659
Germany - 5.81%
Adidas Salomon AG                     200       11,279
Allianz AG                          1,410      332,021
BASF AG                             1,100       37,201
Bayer AG                            1,500       44,523
Bayerische Hypo-und Vereinsbank     2,000       61,648
Beiersdorf AG                       1,150      129,244
Bilfinger & Berger                    150        2,847
Continental AG                        400        4,069
Daimlerchrysler AG                  3,350      116,760
Deutsche Bank AG                    2,300      127,827
Deutsche Telekom AG                13,138      203,134
Douglas Holding AG                    450       10,645
E. On AG                            6,620      344,757
EM & TV Merchandising*                250          506
Fresenius Medical Care                200       12,389
Heidelberg Zement AG                  234        9,703
IVG Holding AG                      1,363       15,263
Kamps AG                              300        2,186
Karstadt Quelle AG                    500       16,055
Linde AG                              650       25,993
Lufthansa AG                          800        8,419
Man AG                                500        8,761
Merck KGAA                            627       22,079
Metro AG                            1,850       60,752
Muenchener Rueckversicherungs         850      224,390
Preussag AG                           850       20,589
Schering AG                           800       41,267
Siemens AG                          3,815      184,712
Thyssenkrupp AG                     1,000       10,793
Volkswagen AG                       1,050       40,232
WCM Beteiligungs&Grundbesitz          333        3,924
                                          ------------
                                             2,133,968
Hong Kong - 1.64%
Bank Of East Asia, Ltd.            12,351       24,702
Cathay Pacific Air, Ltd.           17,000       17,109
CLP Holdings, Ltd.                 12,000       45,231
Esprit Holdings, Ltd.               1,017        1,069
Hang Lung Development Co.           4,000        3,359
Hang Seng Bank                      7,200       72,231
Henderson Land Development          6,000       19,269
Hong Kong & China Gas, Ltd.        27,170       33,963
Hong Kong & Shanghai Hotels, Ltd.     500          167
Hopewell Holdings, Ltd.             1,000          474
Hutchison Whampoa, Ltd.            19,100      154,269
Hysan Development                   3,113        2,554
Johnson Electric Holdings, Ltd.    18,000       15,692
Li & Fung, Ltd.                    56,000       53,487
New World Development Co.          13,338        9,149

                                   Shares        Value
                                   ------        -----

Hong Kong - continued
Pacific Century Cyberworks, Ltd.*  77,815      $20,701
Shangri-la Asia, Ltd.              12,000        6,923
Sino Land Co.                      15,416        4,101
South China Morning Post            4,000        2,115
Sun Hung Kai Properties            11,000       67,692
Swire Pacific, Ltd.                 7,000       29,167
Wharf Holdings, Ltd.               11,000       20,308
                                          ------------
                                               603,732
Ireland - 0.11%
Allied Irish Banks                    700        6,800
CRH Plc                               435        6,741
Green Property Co.                  4,000       21,875
Jefferson Smurfit Group Plc           840        1,670
Kerry Group Plc                       154        1,961
                                          ------------
                                                39,047
Italy - 3.62%
Assicurazione Generali              4,992      136,722
Autogrill SpA                         962        7,701
Banca Intesa SpA                   17,952       41,982
Banca Populare de Milano              725        2,537
Banca di Roma*                      2,215        4,921
Benetton Group SpA                    789        7,742
Beni Stabili SpA                   28,800       12,926
ENEL Societa Per Azioni            22,494      126,654
Ente Nazionale Idrocarburi SpA     30,141      377,376
Fiat SpA                              348        3,897
Impregilo SpA*                      1,043          447
Italcementi                           212        1,472
Italgas                             2,021       17,142
Mediaset                            4,197       27,369
Mediobanca SpA                      1,701       18,130
Parmalat Finanzlaria                7,371       19,691
Pirelli SpA                        10,365       15,942
Riunione Adriatica de Sicurta       2,335       27,996
Rinascente per L'Esercizio          1,004        3,549
Societa Assicuratrice Industrial      280        3,365
San Paolo IMI SpA                   5,117       53,711
SNIA SpA                            1,316        1,468
Telecom Italia Mobile SpA ORDS     39,304      213,879
Telecom Italia Mobile SpA RISP      1,209        5,850
Telecom Italia SpA                 15,759      131,397
Unicredito Italian                 17,336       63,931
                                          ------------
                                             1,327,797
Japan - 22.86%
Acom Co., Ltd.                        800       66,718
Advantest Corp.                       500       25,705
Aeon Co., Ltd.                      4,000       85,683
Ajinomoto Co., Inc.                 7,000       75,686
Alps Electric Co.                   1,286        8,143
Amada Co.                           3,000       13,538
Asahi Bank                          8,000        7,964
Asahi Breweries                     4,000       41,715
Asahi Glass Co.                    12,000       64,433

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 2001 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                      Shares        Value
                                      ------        -----

Japan - continued
Asahi Kasei Co.                        5,000      $16,443
Asatsu DK                                300        5,729
Bank of Fukuoka                        2,000        7,948
Bank of Yokohama                       3,000       10,674
Benesse Corp.                          1,100       33,930
Bridgestone Corp.                      7,000       65,919
Canon, Inc.                            5,000      145,253
Central Japan Railway                      9       62,867
Chugai Pharmaceutical Co., Ltd.        2,000       29,197
Chuo Mitsui Trust & Banking Co.       13,000       16,973
Citizen Watch Co.                      4,000       21,053
Cosmo Oil Company                      3,000        5,949
Credit Saison Co., Ltd.                  300        7,173
Dai Nippon Ink & Chemicals, Inc.       1,000        1,852
Dai Nippon Printing Co., Ltd.          7,000       74,487
Daiei, Inc.*                           2,000        1,975
Daito Trust Construction               1,400       23,934
Daiwa Bank, Ltd.*                      6,000        6,218
Daiwa House Industries Co., Ltd.       5,000       33,702
Daiwa Securities Group, Inc.           8,000       52,226
Denki Kagaku Kogyo                     2,000        4,129
Denso Corp.                            5,000       71,810
East Japan Railway                        18      104,729
Eisai Co.                              1,000       25,542
Fanuc, Ltd.                            2,300       95,720
Fuji Machine Mfg.                        300        3,892
Fuji Photo Film Co.                    5,000      164,837
Fuji Software ABC                        200        8,389
Fujikura, Ltd.                         2,000        8,846
Fujitsu, Ltd.                         11,000       81,325
Furukawa Electric Co.                  3,000       17,283
Gunma Bank                             2,000        9,156
Hirose Electric                          300       21,984
Hitachi, Ltd.                         17,000      115,835
Honda Motor Co.                        4,000      143,294
Hoya Corp.                               500       29,826
Ishihara Sangyo Kaisha, Ltd.*          5,000        8,487
Ishikawajima-Harima Heavy Industries   4,000        7,377
Itochu Corp.                           7,000       20,507
Ito-Yokado Co.                         2,000       88,131
Japan Air Lines Co.                    6,000       14,688
Japan Energy Corp.                     5,000        8,446
Japan Tobacco, Inc.                        4       26,113
JGC Corp.                              1,000        7,099
Joyo Bank, Ltd.                        3,000        8,568
Kadokawa Shoten Publishing               200        3,134
Kajima Corp.                          19,000       62,793
Kaneka Corp.                           1,000        6,928
Kansai Electric Power, Inc.           12,400      204,904
Kao Corp.                              7,000      165,653
Kawasaki Heavy Industries*             4,000        4,113
Kawasaki Kisen Kaisha, Ltd.            1,000        1,379
Kawasaki Steel Corp.                  15,000       15,056

                                    Shares        Value
                                    ------        -----

Japan - continued
Keihin Electric Express Railway      1,000       $4,260
Kinki Nippon Railway                23,000       85,773
Kirin Brewery Co.                   16,000      121,686
Komatsu, Ltd.                        8,000       24,416
Konami Corp.                           400       12,436
Kubota Corp.                         3,000        9,499
Kuraray Co., Ltd.                    1,000        6,234
Kyocera Corp.                        1,100       74,773
Kyowa Hakko Kogyo Co., Ltd.          1,000        5,859
Marubeni Corp.*                      8,000        8,878
Marui Co.                            2,000       27,043
Matsushita Electric Industrial      15,000      177,486
Meitec Corp.                           300        7,834
Mitsubishi Chemical Corp.           18,000       38,484
Mitsubishi Corp.                     8,000       61,235
Mitsubishi Electric Corp.           21,000       75,401
Mitsubishi Estate Co., Ltd.          8,000       78,143
Mitsubishi Heavy Industries, Ltd.   31,000      104,223
Mitsubishi Materials Corp.           6,000        9,009
Mitsubishi Paper Mills, Ltd.         5,000        7,711
Mitsubishi Rayon Co., Ltd.           1,000        2,579
Mitsubishi Tokyo Financial Group*       17      126,239
Mitsui & Co.                         8,000       47,134
Mitsui Engineering & Shipbuilding*   1,800        2,306
Mitsui Fudosan Co., Ltd.             5,000       50,716
Mitsui Mining & Smelting Co., Ltd.   1,000        3,003
Mitsui Sumitomo Insurance Co.       10,180       56,489
Mitsukoshi, Ltd.                     2,000        6,887
Mizuho Holdings, Inc.                   26       78,502
Murata Manufacturing Co.             1,600      100,273
NEC Corp.                           11,000       99,637
NGK Insulators, Ltd.                 2,000       16,190
Nichiei Co.                            600        4,926
Nidec Corporation                      300       11,702
Nikon Corp.                          3,000       23,036
Nintendo Co.                         1,200      184,879
Nippon Express Co.                  12,000       43,380
Nippon Mitsubishi Oil               23,000      122,371
Nippon Sheet Glass Co.               4,000       16,288
Nippon Shinpan Co., Ltd.*            4,000        5,549
Nippon Steel Corp.                  39,000       52,193
Nippon Suisan Kaisha, Ltd.           8,000       14,232
Nippon Telegraph & Telephone Corp.      71      292,007
Nippon Unipac Holding                    4       19,911
Nippon Yusen                         4,000       13,644
Nissan Motor Co., Ltd.              18,000       79,318
Nisshinbo Ind., Inc.                 5,000       23,257
Nissin Food Products Co., Ltd.         100        2,093
Nitto Denko Corp.                    1,100       18,671
Nomura Holdings                     12,000      157,656
Noritake Co.                         1,000        4,219
NSK, Ltd.                            9,000       29,965
NTN Corp.                            3,000        5,777

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 2001 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                    Shares        Value
                                    ------        -----

Japan - continued
Obayashi Corp.                       3,000      $12,950
Oji Paper Co.                       11,000       53,678
Omron Corp.                          2,000       25,460
Onward Kashiyama Co, Ltd.            2,000       19,927
Orient Corp.*                        5,000        5,467
Oriental Land Co., Ltd.                400       29,540
Orix Corp.                             300       26,219
Osaka Gas Co.                       24,000       72,463
Penta-Ocean Construction             1,800        2,482
Promise Co., Ltd.                      800       51,703
Rohm Co., Ltd                          700       74,430
Sankyo Co.                           3,000       58,264
Sanrio Co.                             400        3,476
Sanyo Electric Co.                  19,000       90,546
Secom Co.                            1,000       51,981
Seiyu, Ltd.*                         2,000        5,043
Sekisui Chemical Co., Ltd.           1,000        2,848
Sekisui House, Ltd.                  8,000       64,368
Sharp Corp.                          8,000       82,647
Shimizu Corp.                        1,000        4,398
Shinetsu Chemical Co.                2,000       65,772
Shionogi & Co.                       1,000       17,871
Shiseido Co.                         2,000       19,764
Shizuoka Bank                        2,000       14,786
Showa Denko KK*                      4,000        4,700
Showa Shell Sekiyu                   2,000       13,954
SMC Corp.                              700       60,264
Softbank Corporation                 2,500       53,450
Sony Corp.                           5,400      204,023
Sumitomo Chemical                    9,000       34,298
Sumitomo Corp.                       5,000       29,214
Sumitomo Electric Industries, Ltd.   3,000       25,411
Sumitomo Metal Industries, Ltd.*    12,000        5,288
Sumitomo Metal Mining Co., Ltd.      2,000        6,528
Sumitomo Mitsui Banking Corp.       16,000       98,837
Taiheiyo Cement Corp.                1,000        2,097
Taisei Corp.                         2,000        5,957
Taisho Pharmaceutical Co.            3,000       59,366
Taiyo Yuden Co., Ltd.                1,000       13,513
Takeda Chemical Industries           4,000      193,562
Takefuji Corp.                         900       74,617
Takuma Co., Ltd.                     3,000       25,191
Teijin, Ltd.                         3,000       11,873
Terumo Corp.                         1,900       31,397
TIS, Inc.                              300        8,054
Tobu Railway Co.                     2,000        5,973
Tohoku Electric Power                6,600      116,063
Tokio Marine & Fire Insurance Co.    8,000       65,347
Tokyo Broadcasting System, Inc.      1,000       16,729
Tokyo Dome Corp.*                    2,000        5,174
Tokyo Electric Power                14,700      364,666
Tokyo Electron, Ltd.                   800       32,837
Tokyo Gas Co.                        9,000       27,982

                                Shares        Value
                                ------        -----

Japan - continued
Tokyu Corp.                      2,000       $9,009
Toppan Printing Co.              4,000       37,178
Toray Industries, Inc.           6,000       16,500
Toshiba Corp.                   16,000       59,146
Tosoh Corp.                      2,000        3,786
Toto, Ltd.                       1,000        4,978
Toyo Seikan Kaisha, Ltd.         2,000       26,031
Toyobo Co.                       2,800        4,113
Toyota Motor Corp.              19,200      465,331
Trans Cosmos, Inc.                 100        2,693
Ube Industries                   8,000       12,665
World Co., Ltd.                    200        6,691
Yamanouchi Pharmaceutical, Co.   2,000       59,244
Yokogawa Electric Corp.          1,000        7,385
                                        -----------
                                          8,395,673
Netherlands - 6.24%
ABN AMRO Holding NV              5,553       84,709
Aegon NV                         5,084      127,581
Ahold NV                         3,810      107,125
Akzo Nobel NV                      575       23,558
ASM Lithography*                 1,972       28,379
Buhrmann NV                        575        3,625
Corio                            1,041       22,331
Elsevier NV                      2,932       34,046
Eurocommercial Property            400        6,476
Getronics NV                     1,865        4,965
Hagemeyer                          519        7,422
Heineken NV                      4,931      181,177
ING Groep NV                     6,834      170,267
KPN NV                           2,841       10,988
OCE NV                             117          897
Philips Electronics NV           3,944       89,537
Rodamco Continental Europe         830       29,354
Royal Dutch Petroleum Co.       17,328      880,590
TNT Post Groep NV                3,001       58,628
Uni Invest NV                      547        5,215
Unilever NV                      7,298      382,035
Vedior NV                          452        4,147
Wolters Kluwer NV                1,313       27,540
                                        -----------
                                          2,290,595
New Zealand - .01%
Carter Holt Harvey, Ltd.         3,731        2,200
Telecom Corp. of NZ              1,359        2,595
                                        -----------
                                              4,795
Norway - .04%
Elkem AS                           100        1,629
Norske Skogsindust                 100        1,562
Orkla SA                           800       13,304
                                        -----------
                                             16,495
Portugal - 0.37%
Banco Comercial Portugues SA*    6,284       24,869
Banco Espirito Santo               393        4,843
BPI SGPS SA                      3,576        7,719

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 2001 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                       Shares        Value
                                       ------        -----

Portugal - continued
Brisa Auto Estrada de Portugal          2,155      $19,189
Electricidade de Portugal              23,405       56,208
Jeronimo Martins SGPS SA*                 565        3,781
Portugal Telecom SGPS*                  2,352       18,616
Pt Multimedia.com*                        246          454
Sonae Investmentos SA                   1,660        1,105
                                              ------------
                                                   136,784
Singapore - 0.65%
Capitaland, Ltd.                        8,000        6,056
Chartered Semiconductors Mfg., Ltd.*    1,000        1,920
City Developments, Ltd.                 4,000        9,084
Creative Technology, Ltd.                 100          598
Cycle & Carriage, Ltd.                  2,000        3,127
DBS Group Holdings, Ltd.                5,815       33,173
First Capital Corp.                     2,000        1,130
Fraser & Neave, Ltd.                    2,000        7,515
Hotel Properties, Ltd.                  5,000        3,291
Keppel Corp.                            3,000        5,200
Neptune Orient Lines, Ltd.*             4,000        1,733
OverSeas Chinese Banking, Ltd.          5,400       31,102
Parkway Holdings, Ltd.                  6,000        3,143
Sembcorp Industries, Ltd.              11,000        9,111
Singapore Airlines                      7,000       32,446
Singapore Press Holdings                2,000       17,334
Singapore Technologies Engineering     18,000       20,340
Singapore Telecommunications, Ltd.     22,900       21,731
United Overseas Bank, Ltd.              4,336       24,260
United Overseas Land, Ltd.              4,000        3,357
UTD Industrial CP                       9,000        3,357
                                              ------------
                                                   239,006
Spain - 3.05%
Acerinox SA                                83        2,597
Acs Actividades de Construccion           441       10,611
Aguas De Barcelona                      1,343       17,032
Altadis SA                              2,468       40,512
Autopistas Concessionaria Espanol       2,270       20,867
Banco Bilbao Vizcaya Argentaria        11,545      129,075
Banco Santander Central Hispano        12,306       94,637
Corp Mapfre SA                          1,572        8,583
Ebro Puleva SA                            267        2,462
Endesa S.A.                             9,092      139,023
Fomento de Construcciones & Contra SA     671       14,455
Gas Natural SDG                         4,217       75,670
Grupo Dragados SA                       1,064       12,910
Iberdrola SA                            8,478      116,442
Inmobiliaria Colonial                   1,641       18,081
Metrovacesa SA                          2,171       28,978
Puleva Biotech*                           359            0
Repsol YPF SA                           7,362      106,610
Sol Melia SA                              799        5,426
Telefonica SA*                         15,844      190,107
Telepizza SA*                           1,849        3,176
Union Electrica Fenosa                  2,816       41,817

                                Shares        Value
                                ------        -----

Spain - continued
Vallehermoso SA                  5,968      $38,166
Zardoya Otis SA                    389        3,499
                                       ------------
                                          1,120,734
Sweden - 1.99%
Assidomaen AB                      159        4,040
Atlas Copco Series A               800       16,275
Atlas Copco Series B               500        9,539
Castellum AB                       990       10,163
Drott AB                           530        5,143
Electrolux AB                    3,300       39,599
Ericsson Telefon AB             35,050      151,807
Hennes & Mauritz AB              8,000      139,872
JM AB                              500       10,078
Nordea AB                        6,813       30,083
Om AB                              800        8,587
Sandvik AB                       1,800       37,968
Securitas AB                     4,000       66,561
Skandia Insurance A              5,400       32,399
Skandinaviska Enskilda Banken    1,900       14,517
Skanska/Frueher AB               3,200       17,100
SKF AB                             600       10,069
SSAB Swedish Steel                 200        1,641
Svenska Cellulosa AB               523       11,816
Svenska Handelsbanken Series A   2,600       32,052
Swedish Match AB                 1,800        9,281
Tele2 AB*                          400       12,318
Telia AB                         4,350       19,044
Trelleborg AB                      900        6,033
Volvo Series A                     300        3,980
Volvo Series B                   1,300       18,037
Wihlborgs Fastigheter AB         4,050        5,050
Wm-Data Nordik AB                3,300        6,528
                                       ------------
                                            729,578
Switzerland - 8.68%
ABB Ltd                          4,748       40,358
Adecco SA                        1,300       57,476
Credit Suisse Group*             4,120      150,409
Givaudan AG                         25        7,644
Holcim Ltd.                         55        2,186
Holcim Ltd., Bearer                 25        4,808
Nestle SA*                       4,960    1,028,215
Novartis AG                     22,000      822,663
Roche Holdings                   1,800      136,489
Roche Holdings AG                5,800      401,669
Sulzer AG                           10        1,192
Sulzer Medica                       20          465
Swatch Group AG*                   290       22,433
Swiss Reinsurance                1,220      125,335
Swisscom AG                        319       88,465
Syngenta Novartis AG*              176        8,987
UBS AG*                          4,486      208,348
Valora Holding AG                   33        5,267

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 2001 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                  Shares         Value
                                  ------         -----

Switzerland - continued
Zurich Financial Services Group       333      $76,159
                                          ------------
                                             3,188,567
United Kingdom - 23.73%
3I Group Plc                        2,567       27,670
Abbey National Plc                  6,060       90,058
Amersham Plc                        4,059       35,792
Amvescap Plc                        2,440       29,066
ARM Holdings Plc*                   4,594       23,225
Astrazeneca Plc                    11,500      518,055
BAA Plc                             6,753       53,906
BAE Systems Plc                    17,614       85,463
Barclays Plc                        7,672      230,704
BG Group Plc                       22,992       86,925
BOC Group Plc                       1,680       22,819
Boots Co Plc                        4,745       41,703
BP Amoco Plc                      171,497    1,382,693
Brambles Industries*                3,917       19,646
British Airways Plc                 9,237       19,994
British American Tobacco Plc       19,850      173,017
British Land Co Plc                 6,890       44,541
British Sky Broadcasting Group*     8,194       91,656
British Telecommunication Plc      52,919      267,527
Bunzl Plc                             266        1,662
Cadbury Schweppes Plc              17,189      106,874
Canary Wharf Group Plc*             2,788       17,932
Capita Group Plc                    5,661       35,773
Carlton Comunications Plc           3,443        9,553
Centrica Plc                       21,867       69,568
CGNU Plc                           10,250      122,844
Chelsfield Plc                      4,401       16,846
Compass Group Plc                  14,067      102,482
Corus Group Plc*                    2,320        1,862
Derwent Valley Holdings               150        1,515
Diageo Plc                         30,355      302,724
Dixons Group                       10,577       32,421
EMI Group Plc                       3,741       15,149
GKN Plc                             3,917       15,122
GlaxoSmithKline Plc                47,634    1,280,162
Granada Plc                        14,067       26,617
Grantchester Holdings Plc           5,019       12,322
Great Portland Estates Plc          2,542        9,103
Great Universal Stores Plc          6,815       48,214
Hammerson Plc                       2,310       15,470
Hanson Plc                            925        6,329
Hays Plc                           10,789       25,822
HBSO                               10,458      117,741
Hilton Group Plc                   13,153       33,820
HSBC Holdings Plc                  39,399      431,265
Imperial Chemical Industries Plc    1,458        6,862
International Power Plc*            4,630       14,864
Invensys Plc                       25,950       23,749
Johnson Matthey Plc                   118        1,554
Kingfisher Plc                      7,402       34,409

                                   Shares         Value
                                   ------         -----

 United Kingdom - continued
 Land Securities Plc                 4,934      $59,563
 Lattice Group Plc                  22,992       51,687
 Legal & General Group Plc          25,490       55,914
 Lloyds TSB Group Plc               22,603      227,878
 Logica Plc                          1,748       18,893
 Marconi Plc                         7,322        3,054
 Marks & Spencer Plc                17,517       73,033
 Misys Plc                           3,189       12,045
 National Grid Grp Plc               8,655       61,357
 P&O Princess Cruises Plc            3,669       13,045
 P & O Steam Plc                     3,669       11,140
 Pearson Plc                         2,608       31,181
 Prudential Plc                      8,334       87,169
 Psion Plc                             724          563
 Railtrack Group Plc#                2,932           43
 Reed International Plc              4,827       39,479
 Rentokil Initial Plc               11,888       42,743
 Reuters Group                       6,770       64,024
 Rexam Plc                             283        1,509
 Rio Tinto Plc                       2,058       33,365
 RMC Group Plc                         180        1,658
 Royal Bank of Scotland Group Plc   10,734      256,510
 Sage Group Plc                      5,860       17,962
 Sainsbury(J) Plc                   11,102       60,641
 Schroders Plc                       1,313       13,543
 Scottish Power Plc                 10,785       61,886
 Six Continents Plc                  6,941       63,020
 Slough Estates Plc                  1,970        9,916
 Smith & Nephew Plc                  2,543       14,287
 Tate & Lyle Plc                     1,889        8,109
 Tesco Plc                          40,697      143,367
 Unilever Plc                       25,564      185,499
 United Utilities Plc                4,423       39,965
 Vodafone Group Plc                314,130      725,576
 Woolworths Group Plc                8,493        4,472
 WPP Group Plc                       4,044       36,570
                                           ------------
                                              8,715,751
 TOTAL COMMON STOCKS
 (Cost $44,848,648)                         $34,151,306
                                           ------------
 PREFERRED STOCKS - 1.16%
 Australia - 0.11%
 News Corporation Ltd                6,119      $42,097
                                           ------------
 Germany - 1.00%
 Dyckerhoff AG                          50          640
 RWE AG (Neu)                        4,550      179,661
 SAP AG                              1,750      181,014
 Volkswagen AG                         300        7,663
                                           ------------
                                                368,978
 Italy - 0.05%
 Fiat SpA                            1,107       18,022
                                           ------------

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 2001 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                                             Shares        Value
                                                             ------        -----

 Spain - 0.00%
 Telefonica S A*                                                  9         $320
                                                                     -----------

 TOTAL PREFERRED STOCKS
 (Cost $562,019)                                                        $429,417
                                                                     -----------

 WARRANTS - 0.00%
 Australia - 0.00%
 QBE Insurance*                                                 265           $0
 France - 0.00%
 SIMCO*                                                          80          410
 Switzerland - 0.00%
 Swiss Reinsurance*                                           1,220            0
                                                                     -----------

 TOTAL WARRANTS
 (Cost $0)                                                                  $410
                                                                     -----------

 COMMON STOCK UNIT - 0.06%
 Australia - 0.06%
 AMP Diversified Property Trust                               1,277       $1,650
 General Property Trust                                       4,395        6,233
 Stockland Trust GP                                           1,368        3,045
 Westfield Trust                                              5,475        9,582
                                                                     -----------

 TOTAL COMMON STOCK UNIT
 (Cost $19,923)                                                          $20,510
                                                                     -----------

 SHORT TERM INVESTMENTS - 0.00%
 SSgA Money Market Fund
 (Cost $1,000)                                                1,000       $1,000
                                                                     -----------

                                                          Principal        Value
                                                          ---------        -----
 REPURCHASE AGREEMENTS - 5.80%
 Repurchase Agreement with State Street Bank
 & Trust Co, dated 10/31/01 at 2.52%, to be
 repurchased at $2,129,147 on 11/01/01, collateralized
 by U.S. Government Securities (Cost $2,129,000)        $ 2,129,000   $2,129,000
                                                                     -----------

 TOTAL INVESTMENTS (International Equity Fund) (Cost $47,560,590)   $36,731,643
                                                                     -----------

--------------------------------------------------------------------------------
International Equity Fund
--------------------------------------------------------------------------------
 MAJOR INDUSTRIES
 Personal Products                                                        12.79%
 Office Electronics                                                       11.45%
 Banks                                                                     9.82%
 Food Products                                                             5.99%
 Electrical Utilities                                                      4.90%
 Insurance                                                                 4.79%
 Diversified Telecommunication                                             4.44%
 Wireless Telecommunication                                                2.99%

Household Durables                                                          2.85%
Automobiles                                                                 2.64%
Other                                                                      37.34%
                                                                     ------------
Total                                                                     100.00%
                                                                     ------------

--------------------------------------------------------------------------------
International Small Cap Fund
---------------------------------------------------------------------------------
                                                              Shares        Value
                                                              ------        -----
COMMON STOCKS - 74.27%
Australia - 1.88%
BRL Hardy, Ltd.                                                6,750      $36,502
Corporate Express- Australia                                   5,900       14,720
Globe International, Ltd.*                                    32,100       30,672
Healthscope, Ltd.                                              6,075        7,699
OneSteel, Ltd.                                                56,675       28,701
Orica, Ltd.                                                   24,475       56,865
QBE Insurance Group, Ltd.                                      3,705       12,912
                                                                     ------------
                                                                          188,071
Belgium - 0.53%
Omega Pharma SA                                                1,275       53,383
                                                                     ------------
Canada - 5.06%
Air Canada, Inc.*                                             19,750       32,859
CryptoLogic, Inc.*                                             5,225       69,702
Ensign Resource Service Group, Inc.                            1,850       15,272
Four Seasons Hotels                                            1,500       57,360
Genesis Microchip, Inc.*                                         625       28,881
Penn West Petroleum, Ltd.*                                     1,225       30,648
Precision Drilling Corporation*                                1,775       45,337
QLT, Inc.*                                                     3,150       72,259
Research In Motion, Ltd.*                                      5,175       84,145
Rio Alto Exploration, Ltd.*                                    1,425       22,397
Stantec, Inc.*                                                 1,075       16,733
Stuart Energy Systems*                                         1,575        6,352
Vincor International, Inc.*                                      800        8,873
WestJet Airlines, Ltd.*                                        1,400       14,558
                                                                     ------------
                                                                          505,376
China - 2.12%
Beijing Capital Int'l. Airport Co., Ltd.                     342,000       83,746
Nanjing Panda Electronics Co., Ltd.*                         270,000      100,385
Travelsky Technology, Ltd.*                                   36,000       27,000
                                                                     ------------
                                                                          211,131
Denmark - 0.21%
Radiometer AS- Class B Shares                                    875       20,714
                                                                     ------------
Finland - 1.60%
Comptel Oyj SA 144A                                           11,550       33,763
Elisa Communications Oyj                                       8,000       88,146
Stonesoft Oyj SA*                                             16,200       37,739
                                                                     ------------
                                                                          159,648
France - 7.06%
Beghin-Say*                                                    1,350       46,142
Bouygues Offshore SA                                             675       23,587
Business Objects SA*                                           2,200       61,145

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 2001 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                       Shares         Value
                                       ------         -----

France - continued
Devoteam SA*                             1,375      $23,721
Eurodisney SA*                          18,050       12,501
Eurotunnel SA*                         122,775       86,135
Galeries Lafayette SA                      550       70,000
Infogrames Entertainment SA*             5,325       51,296
Medidep SA*                              1,525       25,184
Net2 SA*                                 8,575       42,420
NRJ Group                                2,025       29,689
Silicon-On-Insulator Technologies*       8,375      111,487
UBI Soft Entertainment*                  1,875       63,732
Wavecom SA*                              2,000       57,565
                                               ------------
                                                    704,604
Germany - 4.35%
Articon-Integralis AG*                   2,925       25,520
AWD Holding AG                           1,000       27,550
Balda AG                                 3,550       25,544
Evotec Biosystems AG*                      625        5,734
Funkwerk AG*                             1,275       29,817
JUMPtec Industrielle Computertechnik*    4,225       30,401
Kontron Embedded Computers AG*           1,000       12,412
Lion Bioscience AG*                         50          787
LPKF Laser & Electronics                   525        2,574
Medion AG                                  350       12,246
Phenomedia AG*                           1,425       16,278
Puma AG Ord 144A                         2,200       53,032
Schwarz Pharma AG                        2,725       69,486
Stada Arzneimittel AG                    4,000      110,812
UMS United Medical Systems*              1,050       12,041
                                               ------------
                                                    434,234
Greece - 0.30%
Folli-Follie                             1,750       30,159
                                               ------------
Hong Kong - 6.44%
China Insurance International Hldg.    146,000       70,192
China Merchants Holdings Int'l Co.     110,000       69,808
China Resources Beijing Land, Ltd.     302,000       77,436
China Resources Enterprises             60,000       60,000
Denway Motors, Ltd.                    190,000       63,333
Hang Lung Development Co.               68,000       57,103
Henderson Investment, Ltd.              37,000       26,801
Hong Kong Exchang. & Clearing, Ltd.     34,000       45,769
i-CABLE Communications, Ltd.*           96,000       52,923
Qingling Motors Company, Ltd.*         224,000       39,344
Shanghai Industrial Hold., Ltd. 144A    26,000       43,833
Wah Sang Gas Holdings, Ltd.*            44,000        4,400
Xinao Gas Holdings, Ltd.*              110,000       31,378
                                               ------------
                                                    642,320
India - 1.05%
Satyam Computer Services, Ltd.           7,000       46,900
Tata Engineer & Locomotive 144A*        34,800       57,420
                                               ------------
                                                    104,320

                                          Shares        Value
                                          ------        -----

Ireland - 0.77%
IFG Group PLC                              4,525      $12,007
Power Leisure PLC                         19,675       64,593
                                                  -----------
                                                       76,600
Israel - 2.06%
BATM Advanced Comm., Ltd.*                99,250       56,230
Emblaze Systems, Ltd.*                    20,200       61,183
Taro Pharmaceutical Industries, Ltd.*      2,100       88,410
                                                  -----------
                                                      205,823
Italy - 1.49%
Autogrill SPA                              7,000       56,036
Gruppo Editoriale L'Espresso              19,100       47,072
Lottomatica SPA*                           9,400       45,149
                                                  -----------
                                                      148,257
Japan - 14.80%
Alpha Systems, Inc.                        1,000       52,226
Bank of Kyoto, Ltd.                        4,000       18,214
CAC Corporation                              700       30,446
Don Quijote Co., Ltd.                        800       56,469
Drake Beam Morin-Japan, Inc.                 600       57,285
Faith, Inc.*                                   2       70,831
FP Corporation                               700       25,705
Goldcrest Company, Ltd.                    2,100      118,585
Hokuto Corporation                         1,300       56,224
Information Services International-Dents     300       31,825
Kappa Create Co., Ltd.                     1,000       58,917
Kirin Beverage Corporation                 1,300       25,513
Miyachi Technos Corporation                1,100       19,434
Nippon Systems Development                   718       36,854
Nishimatsu Construction Company           22,000       84,916
Nissin Healthcare Food Svc. Co., Ltd.*     3,900      138,439
Nitori Company                             1,000       24,073
Ootoya Company, Ltd.*                      5,000      104,451
Saizeriya Company, Ltd.                    1,400       56,893
Sammy Corporation*                           500       13,995
Sanyo Shokai, Ltd.                        12,000       60,223
Shinko Electric Industries Co., Ltd.       1,500       24,726
Shohkoh Fund & Co., Ltd.                     190       23,319
Star Micronics Co., Ltd.                   8,000       56,534
THK Company, Ltd.                          6,100       81,436
Tokyo Seimitsu Company, Ltd.               2,900       69,811
Tokyu Land Corporation*                   20,000       39,332
United Arrows, Ltd.                        1,000       39,904
                                                  -----------
                                                    1,476,580
Netherlands - 2.38%
Core Laboratories N.V.*                    3,050       49,715
Open TV Corp*                              1,325        9,752
Teleplan Int'l N.V*                        3,725       53,272
Van der Moolen Holding N.V.                5,200      125,113
                                                  -----------
                                                      237,852
Norway - 0.87%
Tandberg Television ASA*                  24,600       86,794
                                                  -----------

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 2001 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                     Shares        Value
                                     ------        -----

Portugal - 1.86%
PT Multimedia 144A*                   9,025      $63,398
Telecel Comunicacoes Pessoais 144A*  17,400      122,073
                                            ------------
                                                 185,471
Singapore - 0.60%
Creative Technology, Ltd.            10,000       59,790
                                            ------------
Sweden - 5.54%
Allgon AB                             8,875       54,081
Autoliv                               2,900       45,810
Capio AB*                             8,400       52,761
Elekta AB*                           19,500      154,473
Intentia B 144A*                      7,900       36,660
LGP Telecom Holding AB                5,250       29,777
Lindex AB                             2,850       31,394
ORC Software AB                       4,300       50,389
Song Networks Holding AB*            91,600       48,518
Teleca AB                               400        1,684
WM Data AB B Shares                  23,725       46,930
                                            ------------
                                                 552,477
Switzerland - 0.29%
Actelion Ltd 144A*                      250        8,867
Kaba Holding AG 144A                     70       15,153
Temenos Group AG*                     1,300        4,929
                                            ------------
                                                  28,949
Taiwan - 0.52%
ASE Test, Ltd.*                       6,300       51,849
                                            ------------
United Kingdom - 12.25%
Acambis Plc*                         13,550       50,041
Arena Leisure Plc*                   47,825       29,388
Capital Radio                         1,675       17,268
COLT Telecom Group Plc*              14,500       24,750
Cookson Group Plc                    57,050       57,989
Dialog Semiconductor 144A*            4,375       23,217
easyJet Plc*                         12,750       69,642
Electronics Boutique Plc             91,950      150,941
Energis Plc*                         76,500       79,737
Eyretel Plc*                         19,625       20,612
HIT Entertainment 144A               48,075      217,198
Incepta Group Plc                    31,000       14,411
Informa Group Plc                     2,075        5,121
Marlborough Stirling Plc             20,550       46,272
Medisys Plc*                         65,775       59,051
Misys                                11,625       43,908
Mothercare Plc                       13,600       41,292
Oxford GlycoSciences Plc*             8,350       54,585
Powderject Pharmaceuticals Plc*       1,900       11,565
Serco Group Plc                      15,200       80,556
The Innovation Group Plc*             8,900       35,555
Trinity Mirror Plc                    5,075       29,011
TTP Communications Plc*                 600        1,133
Weston Medical Group Plc*            19,050       58,807
                                            ------------
                                               1,222,050

                                                         Shares        Value
                                                         ------        -----

United States - 0.24%
Open TV Corp.*                                            3,150      $23,625
                                                                ------------
TOTAL COMMON STOCKS
(Cost $7,428,251)                                                 $7,410,077
                                                                ------------
RIGHTS & WARRANTS - 0.00%
Insurance - 0.00%
QBE Insurance, rights expire 11/1/20                      3,705           $0
                                                                ------------
SHORT TERM INVESTMENTS - 3.02%
SSgA Money Market Fund
(Cost $301,274)                                         301,274     $301,274
                                                                ------------

                                                      Principal        Value
                                                      ---------        -----
U.S. GOVT. AGENCY OBLIGATIONS-SHORT TERM - 22.71%
Federal Home Loan Mortgage Discount Note, 2.46% due
11/01/01
(Cost $2,266,000)                                    $2,266,000   $2,266,000
                                                                ------------
TOTAL INVESTMENTS
(International Small Cap Fund)
(Cost $9,995,525)                                                 $9,977,351

----------------------------------------------------------------------------
International Small Cap Fund
----------------------------------------------------------------------------
MAJOR INDUSTRIES
Computers (Software & Services)                                       11.37%
Investment Management                                                  5.49%
Services (Commercial & Consumer)                                       4.40%
Healthcare (Medical Products & Suppls)                                 3.95%
Communication Equipment                                                3.80%
Restaurants                                                            3.73%
Distributors (Food & Health)                                           3.22%
Computers (Networking)                                                 3.18%
Healthcare (Drugs Major Pharms)                                        3.11%
Entertainment                                                          3.10%
All other                                                             54.65%
                                                                ------------
Total                                                                100.00%

----------------------------------------------------------------------------
Balanced Fund
----------------------------------------------------------------------------
                                                         Shares        Value
                                                         ------        -----
COMMON STOCKS - 63.52%
Banks - 2.92%
Bank of New York, Inc.                                   16,500     $561,165
Wells Fargo & Company                                    18,400      726,800
                                                                ------------
                                                                   1,287,965
Biotechnology - 1.80%
Genentech, Inc.*                                         15,200      794,200
                                                                ------------
Chemicals - 1.45%
Dow Chemical Company                                     19,200      638,400
                                                                ------------

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 2001 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                      Shares        Value
                                      ------        -----

Communications Equipment - 2.27%
Cisco Systems, Inc.*                  26,500     $448,380
Nokia Corp.                           26,900      551,719
                                             ------------
                                                1,000,099
Computers & Peripherals - 0.72%
Sun Microsystems, Inc.*               31,300      317,695
                                             ------------
Diversified Financial - 7.07%
Citigroup, Inc.                       17,900      814,808
Goldman Sachs Group, Inc.              7,400      578,384
J.P. Morgan Chase & Co.               20,200      714,272
Morgan Stanley Dean Witter & Co.      10,800      528,336
Stilwell Financial, Inc.              24,000      482,640
                                             ------------
                                                3,118,440
Diversified Telecommunications - 3.04%
Qwest Communications Int'l., Inc.     27,800      360,010
SBC Communications, Inc.              14,100      537,351
Verizon Communications                 8,900      443,309
                                             ------------
                                                1,340,670
Electric Utilities - 1.11%
Duke Energy Company                   12,800      491,648
                                             ------------
Food Products - 1.13%
H.J. Heinz Company                    11,700      496,548
                                             ------------
Gas Utilities - 1.42%
El Paso Corporation                   12,800      627,968
                                             ------------
Hotels, Restaurants & Leisure - 1.09%
Harrah's Entertainment, Inc.*         16,500      480,645
                                             ------------
Household Products - 1.23%
Colgate Palmolive Co.                  9,400      540,688
                                             ------------
Industrial Conglomerates - 3.76%
General Dynamics Corp.                 5,400      440,640
General Electric Co.                  19,700      717,277
Minnesota Mining & Manufacturing Co.   4,800      501,024
                                             ------------
                                                1,658,941
Insurance - 2.54%
Allmerica Financial Corp.*            13,600      530,400
American International Group, Inc.a    7,500      589,500
                                             ------------
                                                1,119,900
Internet & Catalog Retail - 0.52%
Ebay, Inc.*                            4,400      230,912
                                             ------------
Machinery - 0.68%
SPX Corp.*                             3,000      298,800
                                             ------------
Media - 4.04%
AOL Time Warner*                      20,000      624,200
Echostar Communications Corp.*        11,000      255,090

                                   Shares        Value
                                   ------        -----

 Media - continued
 General Motors Hughes*            32,600     $448,250
 Omnicom Group                      5,900      453,002
                                          ------------
                                             1,780,542
 Metals & Mining - 1.33%
 Alcoa, Inc.                       18,200      587,314
                                          ------------
 Multiline Retail - 2.35%
 Target Corp.                      16,900      526,435
 Wal-Mart Stores, Inc.              9,900      508,860
                                          ------------
                                             1,035,295
 Oil & Gas - 3.92%
 Apache Corp.                       8,200      423,120
 ExxonMobil Corp.                  19,200      757,440
 Unocal Corp.                      17,000      547,400
                                          ------------
                                             1,727,960
 Personal Products - 1.41%
 Gillette Company                  20,000      621,800
                                          ------------
 Pharmaceuticals - 8.31%
 Abbott Laboratories, Inc.         10,400      550,992
 American Home Products            12,000      669,960
 Forest Labs, Inc.*                 9,900      736,362
 King Pharmaceuticals, Inc.*       11,300      440,587
 Pfizer, Inc.                      17,700      741,630
 Teva Pharmaceutical Industries     8,500      525,300
                                          ------------
                                             3,664,831
 Road & Rail - 0.91%
 Norfolk Southern Corp.            24,000      402,000
                                          ------------
 Semiconductor Equipment & Products - 4.16%
 Analog Devices, Inc.*             11,900      452,200
 Applied Materials, Inc.*           7,400      252,414
 Flextronics International, Inc.*  15,100      300,490
 Intel Corp.                       12,700      310,134
 Texas Instruments, Inc.           18,600      520,614
                                          ------------
                                             1,835,852
 Software - 2.37%
 BEA Systems, Inc.*                15,900      193,026
 Microsoft Corp.*                  10,900      633,835
 Veritas Software Corp.*            7,700      218,526
                                          ------------
                                             1,045,387
 Specialty Retail - 1.39%
 Home Depot, Inc.                  16,000      611,680
                                          ------------
 Wireless Telecommunication Service - 0.58%
 A T & T Wireless Services, Inc.*  17,600      254,144
                                          ------------
 TOTAL COMMON STOCKS
 (Cost $31,996,280)                        $28,010,324
                                          ------------

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 2001 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                                       Principal         Value
                                                       ---------         -----

 CORPORATE BONDS - 15.93%
 Electric & Gas Utilities - 10.60%
 Commonwealth Edison Co.,
 8.38% due 09/15/22                                    $1,250,000   $1,345,103
 El Paso Electric Co.,
 9.40% due 05/01/11                                       600,000      684,874
 Indiana & Michigan Power Co.,
 8.50% due 12/15/22                                     1,000,000    1,074,521
 Niagara Mohawk Power Corp.,
 8.50% due 07/01/23                                       250,000      262,960
 Pennsylvania Power Co.,
 8.50% due 07/15/22                                     1,000,000    1,045,360
 Texas Electric Utilities Co.,
 7.88% due 04/01/24                                       250,000      260,320
                                                                  ------------
                                                                     4,673,138
 Telecommunications - 5.33%
 Esat Holdings,
 12.50% step-up due 02/01/07                              750,000      789,417
 Esat Telecommunications Group Plc,
 11.88% due 12/01/08                                      500,000      597,896
 Metronet Communications Corp.,
 9.95% step-up due 06/15/08                             1,500,000      709,935
 Public Service Company NM,
 7.10% due 08/01/05                                       250,000      255,112
                                                                  ------------
                                                                     2,352,360
 TOTAL CORPORATE BONDS
 (Cost $7,452,334)                                                  $7,025,498
                                                                  ------------
 U.S. TREASURY OBLIGATIONS - 4.80%
 U.S. Treasury Notes - 4.80%
 7.25% due 05/15/04                                    $1,000,000   $1,109,060
 2.75% due 09/30/03                                     1,000,000    1,006,410
                                                                  ------------
                                                                     2,115,470
 TOTAL U.S. TREASURY OBLIGATIONS
 (Cost $2,046,286)                                                  $2,115,470
 U.S. GOVERNMENT AGENCY OBLIGATIONS - 11.23%
 Federal Home Loan Banks - 2.24%
 6.00% due 05/01/14                                      $752,427     $776,873
 5.13% due 09/15/03                                       200,000      208,663
                                                                  ------------
                                                                       985,536
 Federal Home Loan Mortgage Corporation 3.73%
 6.45% due 03/10/04                                       500,000      541,317
 6.88% due 01/15/05                                     1,000,000    1,104,530
                                                                  ------------
                                                                     1,645,847
 Federal National Mortgage Association - 3.64%
 6.00% due 05/15/08                                       400,000      435,064
 7.25% due 01/15/10                                     1,000,000    1,168,590
                                                                  ------------
                                                                     1,603,654
 Resolution Funding FBE Strips - 1.62%
 Zero Coupon due 04/15/09                               1,000,000      716,670
                                                                  ------------
 TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
 (Cost $4,440,575)                                                  $4,951,707
                                                                  ------------

                                                         Shares          Value
                                                         ------          -----

SHORT TERM INVESTMENTS - 0.00%
SSgA Money Market Fund
(Cost $1,000)                                               1,000       $1,000
                                                       Principal         Value
                                                       ---------         -----
REPURCHASE AGREEMENT - 4.52%
Repurchase Agreement with State Street Bank
& Trust Co. dated 10/31/01 at 2.52%, to be
repurchased at $1,991,137 on 11/01/01, collateralized
by U.S. Government Securities
(Cost $1,991,000)                                      $1,991,000   $1,991,000
                                                                   -----------
TOTAL INVESTMENTS
(Balanced Fund) (Cost $47,927,475)                                 $44,094,999
                                                                   -----------

------------------------------------------------------------------------------
Core Bond Fund
------------------------------------------------------------------------------
                                                       Principal         Value
                                                       ---------         -----
CORPORATE BONDS - 33.96%
Automobiles - 0.48%
Daimler Chrysler,
7.25% due 01/18/06                                     $2,095,000   $2,165,581
                                                                   -----------
Banking - 2.44%
Asian Development Bank,
6.38% due 10/01/28                                      2,730,000    2,960,467
Bank One Corp.,/\
6.50% due 02/01/06/\                                    2,650,000    2,818,487
First Financial Caribbean Corp.,
7.84% due 10/10/06                                        135,000      143,482
First Union Corp.,
6.95% due 11/01/04                                      2,050,000    2,218,161
Inter-American Development Bank,/\
7.00% due 06/16/03/\                                    2,730,000    2,907,996
                                                                   -----------
                                                                    11,048,593
Chemical Products - 0.53%
ICI North America, Inc.,
8.88% due 11/15/06                                         65,000       73,717
International Flavours & Fragrances,
6.45% due 05/15/06                                      2,250,000    2,311,142
                                                                   -----------
                                                                     2,384,859
Energy - 2.00%
Amerada Hess Corp.,
5.90% due 08/15/06                                      1,400,000    1,433,670
Edison Mission Energy,
10.00% due 08/15/08                                     3,500,000    3,792,824
Triton Energy, Ltd.,
9.25% due 04/15/05                                        640,000      708,800
York International Corp.,
6.63% due 08/15/06                                      3,000,000    3,138,180
                                                                   -----------
                                                                     9,073,474

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 2001 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------


                                    Principal        Value
                                    ---------        -----

Financial Services - 8.68%
CNA Financial Corp.,/\
6.25% due 11/15/03/\               $3,000,000   $2,955,930
Credit Suisse FB USA, Inc.,/\
5.88% due 08/01/06/\                3,000,000    3,113,730
Dana Credit Corp.,
7.25% due 12/16/02                    750,000      729,375
Devon Financing Corp.,
6.88% due 09/30/11                  1,000,000    1,001,100
Doral Financial Corp.,
8.50% due 07/08/04                  1,000,000    1,073,510
Duke Capital Corp.,
7.50% due 10/01/09                  1,830,000    2,034,704
Fairfax Financial Holdings, Ltd.,
7.38% due 03/15/06                  1,750,000    1,589,262
Fairfax Financial Holdings, Ltd.,
8.25% due 10/01/15                  1,750,000    1,328,320
Farmers Exchange Cap,
7.20% due 07/15/48                  3,500,000    2,822,690
Ford Motor Credit Corp.,
6.88% due 02/01/06                  1,250,000    1,279,887
Ford Motor Credit Corp.,/\
7.50% due 03/15/05/\                4,665,000    4,850,107
ING Capital Funding,
8.44% due 12/31/49                  5,040,000    5,717,840
International Finance Corp.,/\
7.13% due 04/06/05/\                2,840,000    3,125,562
KFW International Finance, Inc.,/\
7.13% due 02/15/05/\                2,000,000    2,198,640
Morgan Stanley Group, Inc.,
6.75% due 04/15/11                    500,000      524,200
Petrozuata Fin., Inc.,
7.63% due 04/01/09                  1,750,000    1,673,367
Qwest Capital Funding, Inc.,
7.63% due 08/03/21                  3,500,000    3,360,385
                                              ------------
                                                39,378,609
Forest Products - 0.72%
Stora Enso Corp.,
7.38% due 05/15/11                  3,000,000    3,257,430
                                              ------------
Health Care Providers & Services - 0.73%
Cardinal Health, Inc.,
6.75% due 02/15/11                  1,875,000    1,998,431
Healthsouth Corp.,
8.38% due 10/01/11                  1,250,000    1,315,625
Mediq/PRN Life Support Services,b
11.0% due 06/01/08                     10,000          100
                                              ------------
                                                 3,314,156
Hotels, Restaurants & Leisure - 0.79%
Harrah's Oper., Inc.
7.13% due 06/01/07                  3,500,000    3,573,150
                                              ------------

                                     Principal        Value
                                     ---------        -----

Industrials - 0.42%
Navistar International Corp.,
9.38% due 06/01/06                    $750,000     $742,500
SCL Aereo Santiago SA,
6.95% due 07/01/12, 144A               100,000      103,643
United Technologies, Inc.,
6.35% due 03/01/11                   1,000,000    1,062,050
                                               ------------
                                                  1,908,193
IT Consulting & Services - 0.46%
Computer Sciences Corp.,/\
6.75% due 06/15/06/\                 2,000,000    2,107,020
                                               ------------
Media - 0.78%
AOL Time Warner, Inc.,
6.13% due 04/15/06                   1,000,000    1,043,620
Clear Channel Communications,
7.25% due 09/15/03                   1,250,000    1,319,800
Viacom, Inc.,
6.63% due 05/15/11                   1,100,000    1,150,089
                                               ------------
                                                  3,513,509
Metals & Mining - 0.42%
Noranda, Inc.,
8.38% due 02/15/11                   1,750,000    1,915,637
                                               ------------
Oil & Gas - 0.54%
Kinder Morgan Energy Partners, LP,
6.75% due 03/15/11                   1,000,000    1,055,220
Pennzoil Company,
10.13% due 11/15/09                    125,000      149,784
Pennzoil Company,
10.25% due 11/01/05                    205,000      237,695
Veritas DGC, Inc.,
9.75% due 10/15/03                   1,000,000    1,000,000
                                               ------------
                                                  2,442,699
Other - 4.28%
Aramark Services, Inc.,/\
6.75% due 08/01/04/\                 1,000,000    1,010,980
Embotelladora Arica SA,
9.88% due 03/15/06                   3,000,000    3,228,159
Legrand SA,
8.50% due 02/15/25                   3,000,000    3,440,100
PHH Corp.,/\
8.13% due 02/03/03/\                 3,225,000    3,253,638
Stagecoach Holdings Plc,
8.63% due 11/15/09                     750,000      728,738
USEC, Inc.,
6.63% due 01/20/06                     750,000      714,210
USEC, Inc.,
6.75% due 01/20/09                   1,600,000    1,452,672
WITCO Corp.,
6.60% due 04/01/03                   3,500,000    3,584,490
WITCO Corp.,/\
8.50% due 03/15/05/\                 1,850,000    1,975,874
                                               ------------
                                                 19,388,861

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 2001 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                       Principal        Value
                                       ---------        -----

Pharmaceuticals - 0.44%
Watson Pharmaceuticals, Inc.,
7.13% due 05/15/08                    $2,000,000   $2,006,600
                                                 ------------
Real Estate - 0.79%
EOP Operations, LP,/\
7.38% due 11/15/03                     2,000,000    2,123,360
Grove Worldwide LLC,
9.25% due 05/01/08                        15,000          525
Healthcare Realty Trust,
8.13% due 05/01/11b                    1,400,000    1,466,360
                                                 ------------
                                                    3,590,245
Retail - 1.13%
Dillard's, Inc.,
5.79% due 11/15/01                     1,000,000      999,993
Dillard's, Inc.,
6.43% due 08/01/04                     2,000,000    1,866,960
K Mart Corp.,/\
7.49% due 07/16/02/\                   2,250,000    2,269,732
                                                 ------------
                                                    5,136,685
Software - 0.58%
Quest Diagnostics, Inc.,
6.75% due 07/12/06                     2,500,000    2,627,028
                                                 ------------
Telecommunications - 4.47%
British Telecommunications Plc,/\
7.63% due 12/15/05/\                   2,610,000    2,853,017
Citizens Telecommunications Co.,/\
7.63% due 08/15/08/\                   3,000,000    3,102,144
Crown Castle International Corp.,
10.62% step-up due 11/15/07              600,000      492,000
GST Telecommunications, Inc.,
12.75% 11/15/07b                          20,000          300
Iridium Operations LLC,
11.25% due 07/15/05b                      25,000          750
KMC Telecom. Holdings, Inc.,
12.50% step-up due 02/15/08               50,000        1,500
Marconi Plc,/\
8.38% due 09/15/30/\                   2,300,000      874,000
Metronet Communications Corp.,/\
9.95% step-up due 06/15/08/\           3,910,000    1,850,564
Shaw Communications, Inc.,
7.25% due 04/06/11                     1,000,000    1,032,950
Telefonica Europe BV,
8.25% due 09/15/30                     3,500,000    3,924,585
Voicestream Wireless Corp.,
10.38% due 11/15/09                    2,000,000    2,295,220
Williams Communications Group, Inc.,
8.25% due 03/15/04                     2,000,000    2,068,380
Worldcom, Inc.,
8.25% due 05/15/31                     1,750,000    1,790,985
                                                 ------------
                                                   20,286,395

                                      Principal        Value
                                      ---------        -----

Transportation - 0.48%
Delta Airlines, Inc.,/\
7.78% due 11/18/08/\                 $2,090,000   $2,138,593
Southern Railway Company,
8.75% due 10/15/03                       30,000       32,744
                                                ------------
                                                   2,171,337
Utilities - 2.80%
Brit Gas,
Zero Coupon due 11/04/21              5,900,000    1,463,200
Entergy Ark, Inc.,
6.13% due 07/01/05                    1,500,000    1,555,668
Georgia Power Company,
6.20% due 02/01/06                    3,440,000    3,630,026
Northern Illinois Gas Co.,
6.63% due 02/01/11                    2,150,000    2,304,090
Pennsylvania Electric Company,/\
6.63% due 04/01/19/\                  2,925,000    2,760,352
South Carolina Electric & Gas Co.,
6.70% due 02/01/11                      915,000      971,812
                                                ------------
                                                  12,685,148
TOTAL CORPORATE BONDS
(Cost $151,617,021)                             $153,975,209
                                                ------------
U.S. TREASURY OBLIGATIONS - 2.96%
U.S. Treasury Bonds - 0.53%
6.25% due 05/15/30                   $2,000,000   $2,380,940
                                                ------------
U.S. Treasury Notes - 1.45%
5.00% due 02/15/11                    2,730,000    2,880,587
5.00% due 08/15/11                    3,500,000    3,702,335
                                                ------------
                                                   6,582,922
U.S. Treasury Bond Strips - 0.98%
Zero Coupon due 11/15/22             13,500,000    4,436,640
                                                ------------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $12,240,058)                               $13,400,502
                                                ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 34.86%
Federal Farm Credit Banks - 1.37%
6.75% due 07/07/09/\/\               $5,540,000   $6,231,614
                                                ------------
Federal Home Loan Banks - 2.10%
5.13% due 09/15/03/\/\                  400,000      417,326
5.32% due 12/23/08/\/\                4,000,000    4,160,640
5.81% due 03/23/09/\/\                3,780,000    4,026,305
6.01% due 12/03/08/\/\                  900,000      902,952
                                                ------------
                                                   9,507,223
Federal Home Loan Mortgage Corp. - 3.56%
6.00% Gold Single TBA**              10,425,000   10,519,451
6.50% Gold Balloon TBA**                150,000      156,000
7.00% due 03/01/12                       83,689       88,214
8.00% due 10/01/29-01/01/31           5,074,764    5,369,709
                                                ------------
                                                  16,133,374

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 2001 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                                         Principal        Value
                                                         ---------        -----

Federal National Mortgage Association - 21.78%
5.69% due 01/23/06                                      $2,010,000   $2,057,416
6.18% due 07/01/08                                          19,258       20,701
6.27% due 11/01/07                                          52,831       56,895
6.30% due 01/01/08                                          19,174       20,690
6.31% due 02/01/08                                         191,701      198,194
6.34% due 01/01/08                                          18,758       20,262
6.43% due 01/01/08                                          19,171       20,807
6.50% TBA**                                             15,600,000   16,209,336
6.50% TBA**                                             29,425,000   30,252,725
6.50% due 04/01/29                                         402,505      414,580
6.98% due 06/01/07                                          18,310       20,171
7.00% TBA**                                             32,400,000   33,766,956
7.00% due 09/01/10 - 10/01/28                              519,877      543,299
7.04% due 03/01/07                                          19,111       21,152
7.13% due 06/15/10/\                                     9,570,000   11,126,656
7.28% due 10/01/06                                          19,074       21,252
7.50% due 10/01/10 - 08/01/15                            3,771,991    3,979,501
                                                                   ------------
                                                                     98,750,593
FICO Strips - 0.63%
Zero Coupon due 05/11/18                                 7,500,000    2,875,200
                                                                   ------------

Government National Mortgage Association - 4.96%
6.50% due 06/15/29                                         819,086      845,960
7.00% due 12/15/22 - 08/15/29                            1,242,146    1,299,523
7.50% due 04/15/22 - 02/15/31                           18,509,945   19,460,903
8.00% due 04/15/30/\                                       820,597      868,036
                                                                   ------------
                                                                     22,474,422

Tennessee Valley Authority - 0.46%
5.63% due 01/18/11                                       2,020,000    2,101,487
                                                                   ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $152,284,259)       $158,073,913
                                                                   ------------

FIXED INCOME - OTHER - 8.72%
Auto Loans Receivable - 2.73%
Aesop Funding II LLC,
6.40% due 10/20/03, 144A                                  $100,000     $102,801
Americredit Automobile Rec.,/\
7.05% due 02/12/05                                       2,820,000    2,949,430
Associates Automobile Rec.,/\
6.99% due 07/15/08                                       1,800,000    1,922,844
Daimler Chrysler,/\
6.70% due 03/08/06                                       1,000,000    1,075,656
Ford Motor Credit Corp.,
6.58% due 11/15/04                                       1,230,000    1,311,878
Nissan Auto Rec.,
5.75% due 06/15/06                                       2,000,000    2,096,892
WFS Financial 2000 Rec.,
7.17% due 02/20/08                                       2,700,000    2,915,668
                                                                   ------------
                                                                     12,375,169

                                                        Principal        Value
                                                        ---------        -----

Credit Cards Receivable - 0.67%
Discover Card,
5.60% due 05/16/06                                       $150,000     $157,154
Fleet Credit Card,
6.90% due 04/16/07                                      2,640,000    2,875,109
                                                                  ------------
                                                                     3,032,263
Other Asset Backed Securities - 5.32%
American Airlines pass-through,/\
6.82% due 05/23/11                                      3,500,000    3,487,365
Continental Airlines,
6.90% due 01/02/18                                         90,775       84,404
Continental Airlines pass-through,
6.65% due 09/15/17                                         64,142       59,387
Continental Airlines pass-through,
7.08% due 11/01/04                                        115,978      115,219
CWABS, Inc.,/\
7.30% due 05/25/26                                      2,610,000    2,753,865
P P & L Transition LLC,
7.05% due 06/25/09                                      2,820,000    3,149,848
P S E & G Transition Funding LLC,/\
6.75% due 06/15/16                                      3,580,000    3,949,580
Peco Energy Trans,
6.13% due 03/01/09                                      3,030,000    3,260,685
Systems 2001 LLC,
6.66% due 09/15/13                                      1,245,054    1,326,879
Systems 2001 LLC,
7.16% due 12/15/11                                      1,261,191    1,312,912
United Airlines pass-through,/\
7.03% due 04/01/12                                      2,348,957    2,349,662
United Airlines pass-through,/\
7.73% due 07/01/10                                      2,320,000    2,285,270
                                                                  ------------
                                                                    24,135,076
TOTAL FIXED INCOME - OTHER
(Cost $37,457,522)                                                 $39,542,508
                                                                  ------------
                                                           Shares        Value
                                                           ------        -----

COMMON STOCKS - 0.00%
Telecommunication Services - 0.00%
SF Holdings Group, Inc., 144A                                   7          $28
                                                                  ------------
TOTAL COMMON STOCKS (Cost $26)

PREFERRED STOCKS - 0.00%
Fairfield Mfg. Co., Inc., PIK 11.25%                           27        8,167
Primedia, Inc., 8.625%                                        145        5,836
SF Holdings Group, Inc., 13.75%                                 2        2,075
XO Communications, Inc., 3.50%                                  5          263
                                                                  ------------
TOTAL PREFERRED STOCKS
(Cost $59,842)                                                         $16,341
                                                                  ------------
WARRANTS - 0.00%
Concentric Network Corp.,*
Exp. 12/15/07, 144A                                             5           $1
KMC Telecom. Holdings, Inc.,*
Exp. 04/15/08, 144A                                            50            2

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 2001 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                           Shares        Value
                                           ------        -----

WARRANTS - continued
Motient Corp.,*
Exp. 04/01/2008                                 5           $1
                                                  ------------
TOTAL WARRANTS (Cost $0)                                    $4
                                                  ------------
                                        Principal        Value
                                        ---------        -----

CORPORATE SHORT-TERM COMMERCIAL PAPER - 19.50%
CVS Corp.,
2.45% due 11/13/01                    $13,242,000  $13,231,186
Delaware Funding Corp.,
2.44% due 11/13/01                     11,097,000   11,087,974
Duke Capital Corp.,
2.67% due 11/01/01                     12,000,000   12,000,000
Goldman Sachs Group,
2.40% due 11/16/01                     10,000,000    9,990,000
Harley Davidson Dealer Funding,
2.42% due 11/09/01                      6,000,000    5,996,773
Receivables Capital Corp.,
2.40% due 11/13/01                      8,053,000    8,046,558
Salomon Smith Barney Holdings, Inc.,
2.41% due 11/14/01                     14,000,000   13,987,816
Windmill Funding Corp.,
2.45% due 11/16/01                     14,114,000   14,099,592
                                                  ------------
TOTAL CORPORATE SHORT-TERM COMMERCIAL PAPER
(Cost $88,439,899)                                 $88,439,899
                                                  ------------
TOTAL INVESTMENTS (Core Bond Fund)
(Cost $442,098,627)                               $453,448,404
                                                  ------------
--------------------------------------------------------------
High Yield Bond Fund
--------------------------------------------------------------
                                        Principal        Value
                                        ---------        -----

CORPORATE BONDS - 92.49%
Aerospace & Defense - 1.74%
BE Aerospace, Inc.:
8.88% due 05/01/11                        $30,000      $22,050
9.50% due 11/01/08                        655,000      514,175
Dunlop Std. Aerospace Holdings,
11.88% due 05/15/09                       200,000      197,000
K & F Industries,
9.25% due 10/15/07                        500,000      472,500
                                                  ------------
                                                     1,205,725
Airlines - 2.26%
American Airlines,
7.80% due 04/01/08                        350,000      354,022
Atlas Air, Inc.:
8.77% due 01/02/11                        408,834      424,112
9.25% due 04/15/08                        125,000       87,500
9.70% due 07/02/11                        184,707      184,333
10.75% due 0/01/05                        100,000       65,500
Decrane Aircraft Holdings,
12.00% due 09/30/08                       500,000      450,000
                                                  ------------
                                                     1,565,467

                                     Principal        Value
                                     ---------        -----

Autos & Auto Related - 2.61%
Diamond Triumph Auto,
9.25% due 04/01/08                    $250,000     $220,000
Dana Corp.,
7.25% due 12/16/02                     420,000      408,450
Hayes Lemmerz Int'l., Inc.,b
11.88% due 06/15/06, 144A               20,000        7,900
Pep Boys-Manny Moe & Jack:
6.63% due 05/15/03                     160,000      147,200
6.52% due 07/16/07                     430,000      412,800
Prestolite Electric, Inc.,
9.63% due 02/01/08                     900,000      612,000
                                               ------------
                                                  1,808,350
Banks - 0.81%
Western Financial Bank,
8.88% due 08/01/07                     585,000      557,109
                                               ------------
Business & Commercial Services - 1.74%
Americredit Corp.,
9.25% due 02/01/04                     350,000      304,500
Anthony Crane Rental,
10.38% due 08/01/08 144A             1,050,000      420,000
Integrated Electrical Services,
9.38% due 02/01/09                     450,000      378,000
Pierce Leahy Corp.,
8.13% due 05/15/08                     100,000       99,000
                                               ------------
                                                  1,201,500
Chemicals - 1.58%
Geo Specialty Chemicals, Inc.,
10.13% due 08/01/08                    350,000      297,500
IMC Gobal, Inc.,
11.25% due 06/01/11                    250,000      252,850
Koppers Industries, Inc.,
9.88% due 12/01/07                     350,000      332,500
Royster-Clark, Inc.,
10.25% due 04/01/09                    300,000      207,375
                                               ------------
                                                  1,090,225
Consulting Services - 1.34%
Comdisco, Inc.:
6.13% due 08/01/06b                    590,000      473,475
6.38% due 11/30/01b                    560,000      449,400
                                               ------------
                                                    922,875
Containers-Paper - 0.45%
Packaged Ice Inc., Series B,
9.75% due 02/01/05                     500,000      315,000
                                               ------------
Electronic Equipment & Services - 0.54%
Flextronics International, Inc.,
9.88% due 07/01/10                     310,000      320,850
National Equipment Services, Inc.,
10.00% due 11/30/04                     65,000       51,350
                                               ------------
                                                    372,200

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 2001 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                      Principal        Value
                                      ---------        -----

Energy - 4.95%
AES Drax Energy, Ltd.,
11.50% due 08/30/10                    $750,000     $671,250
AES Corp.:
8.75% due 12/15/02                       70,000       71,050
8.75% due 06/15/08                      375,000      350,625
8.88% due 02/15/11                      150,000      136,500
Avista Corp.,
9.75% due 06/01/08, 144A                700,000      746,907
Edison Mission Energy,
10.00% due 08/15/08                     700,000      758,565
KCS Energy,
8.88% due 01/15/06                      800,000      636,000
Swift Energy Co.,
10.25% due 08/01/09                      50,000       50,750
                                                ------------
                                                   3,421,647
Financial Services - 4.39%
Banctec, Inc.,
7.50% due 06/01/08 144A                 450,000      135,000
Charter Communications Holding,
10.75% due 10/01/09                   1,130,000    1,169,550
Finova Group, Inc.,
7.50% due 11/15/09                      325,000      120,250
LaBranche & Co., Inc.,
12.00% due 03/02/07                     655,000      707,400
Nexstar Finance, Inc.,
12.00% due 04/01/08                     400,000      378,000
Ono Finance Company Plc.,
13.00% due 05/01/09                     750,000      525,000
                                                ------------
                                                   3,035,200
Food & Drug Distribution - 3.42%
Agrilink Foods, Inc.,
11.88% due 11/01/08                     365,000      324,850
Express Scripts, Inc.,
9.63% due 06/15/09                      600,000      660,000
Fleming Companies, Inc.,
10.63% due 07/31/07                     500,000      505,000
Great Atlantic & Pacific Tea, Inc.,
7.70% due 01/15/04                      225,000      218,813
Pharmerica, Inc.,
8.38% due 04/01/08                      450,000      450,000
Smithfield Foos, Inc.,
8.00% due 10/15/09, 144A                200,000      207,500
                                                ------------
                                                   2,366,163
Funeral Services - 0.83%
Stewart Enterprises, Inc.,
10.75% due 07/01/08, 144A               525,000      572,250
                                                ------------
Health Care Providers & Services - 8.06%
Amerisource Bergen Corp.,
8.13% due 09/01/08                      500,000      526,250

                                       Principal        Value
                                       ---------        -----

 Health Care Providers & Services - continued
 Healthsouth Corp.:
 8.38% due 10/01/11                     $250,000     $263,125
 10.75% due 10/01/08                     200,000      222,500
 Healthcare Reit, Inc.,
 7.63% due 03/15/08                      300,000      309,444
 Iasis Healthcare Corp.,
 13.00% due 10/15/09                     520,000      556,400
 Insight Health Services Corp.,
 9.88% due 11/01/11                       70,000       72,450
 Lifepoint Hospitals Holdings, Inc.,
 10.75% due 05/15/09                     230,000      261,050
 Manor Care, Inc.,
 7.50% due 06/15/06                      250,000      264,015
 Omega Healthcare Investments, Inc.,
 6.95% due 06/15/02                      500,000      473,485
 Physician Sales & Svc., Inc.,
 8.50% due 10/01/07                      500,000      475,000
 3Laris Medical Systems, Inc.,
 11.63% due 12/01/06                     900,000      951,750
 Unilab Corp.,
 12.75% due 10/01/09                     195,000      221,569
 Universal Hospital Services, Inc.,
 10.25% due 03/01/08                   1,000,000      972,500
                                                 ------------
                                                    5,569,538
 Home Builders - 0.30%
 Champion Enterprises, Inc.,
 7.63% due 05/15/09                      275,000      206,467
                                                 ------------
 Hotels, Restaurants & Leisure - 8.71%
 Argosy Gaming, Inc.,
 9.00% due 09/01/11                      600,000      627,000
 Aztar Corp.,
 9.00% due 08/15/11, 144A                345,000      347,588
 Cinemark USA, Inc., Series B,
 9.63% due 08/01/08                      500,000      445,000
 Crown Castle International Corp.:
 10.62% step-up due 11/15/07             350,000      287,000
 10.62% step-up due 05/15/11             350,000      210,000
 9.38% due 08/01/11                      310,000      269,700
 10.75% due 08/01/11                     250,000      237,500
 Hollywood Casino Shreveport,
 13.00% due 08/01/06, 144A               105,000       87,150
 Hollywood Park, Inc., Series B:
 9.25% due 02/15/07                      250,000      207,500
 9.50% due 08/01/07                      350,000      290,500
 Horseshoe Gaming LLC,
 9.38% due 06/15/07                      500,000      526,250
 Isle of Capri Casinos, Inc.,
 8.75% due 04/15/09                      450,000      405,000
 Riviera Black Hawk, Inc.,
 13.00% due 05/01/05                     665,000      665,832
 Tricon Global Restaurants,
 8.88% due 04/15/11                      500,000      530,000

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 2001 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                              Principal        Value
                              ---------        -----

Hotels, Restaurants & Leisure - continued
YankeeNets LLC,
12.75% due 03/01/07            $700,000     $882,000
                                        ------------
                                           6,018,020
Household Products - 0.45%
Sealy Mattress Company,
10.87% step-up due 12/15/07     375,000      296,250
Sleepmaster LLC,b
11.00% due 05/15/09             110,000       16,500
                                        ------------
                                             312,750
Industrial - 1.55%
BRL Unvl Equipment:
8.88% due 02/15/08              200,000      197,000
8.88% due 02/15/08              200,000      206,000
Hanover Equipment Trust,
8.50% due 09/01/08              300,000      313,500
Park Ohio Industries, Inc.,
9.25% due 12/01/07              160,000      115,200
Polymer Group, Inc.,
9.00% due 07/01/07              295,000      112,100
USI American Holdings, Inc.,
7.25% due 12/01/06              175,000      125,563
                                        ------------
                                           1,069,363
Insurance - 0.24%
Conseco, Inc.,
10.75% due 06/15/08             350,000      166,250
                                        ------------
Internet Services - 0.71%
UNOVA, Inc.,
6.88% due 03/15/05              800,000      490,047
                                        ------------
Machinery - 2.71%
AGCO Corp.,
9.50% due 05/01/08              100,000      103,000
Calpine Corp.:
7.75% due 04/15/09
8.50% due 05/01/08              200,000      195,384
Lennar Corp.,                   850,000      851,046
9.95% due 05/01/10              400,000      432,000
Penhall International Corp.,
12.00% due 08/01/06             300,000      291,000
                                        ------------
                                           1,872,430
Marine Services - 0.15%
Trico Marine Services, Inc.,
8.50% due 08/01/05              110,000      101,200
                                        ------------
Media - 3.94%
Belo Corp.,
7.13% due 06/01/07              250,000      242,305
Cumulus Media, Inc.,
10.38% due 07/01/08             620,000      620,000

                                              Principal        Value
                                              ---------        -----

Media - continued
Mediacom LLC:
9.50% due 01/15/13                             $600,000     $612,000
11.00% due 07/15/13, 144A                       650,000      689,000
Sinclair Broadcast Group, Inc.,
9.00% due 07/15/07                              250,000      240,000
STC Broadcasting, Inc.,
11.00% due 03/15/07                             370,000      321,900
                                                        ------------
                                                           2,725,205
Merchandising - 1.91%
Big 5 Corporation Series B,
10.88% due 11/15/07                             250,000      240,000
Shop At Home, Inc.,
11.00% due 04/01/05                             750,000      742,500
True Temper Sports, Inc.,
10.88% due 12/01/08                             345,000      338,100
                                                        ------------
                                                           1,320,600
Metals - 1.37%
California Steel Industries, Inc.,
8.50% due 04/01/09                               50,000       44,250
Metals USA, Inc.,
8.63% due 02/15/08                              270,000      162,000
National Steel Corp.,
9.88% due 03/01/09                              300,000       60,000
Renco Metals, Inc.,
11.50% due 07/01/03d                          2,150,000      172,000
Russel Metals, Inc.,
10.00% due 06/01/09                             300,000      294,000
WCI Steel, Inc.,
10.00% due 12/01/04                             330,000      211,200
                                                        ------------
                                                             943,450
Natural Gas - 1.79%
Amerigas Partners, LP:
8.88% due 05/20/11                               75,000       79,229
 10.00% due 04/15/06,144A                       525,000      556,500
Leviathan Gas Pipeline Ptnr. Co., Series B,
10.38% due 06/01/09                             560,000      604,800
                                                        ------------
                                                           1,240,529
Oil-Integrated Domestic - 0.56%
Tesoro Petroleum Corp.,
9.00% due 07/01/08                              400,000      390,000
                                                        ------------
Oil & Gas Producers - 2.68%
RB Falcon Corp.,
9.50% due 12/15/08                               25,000       29,603
Frontier Oil Corp.,
11.75% due 11/15/09                             520,000      551,200
Grey Wolf, Inc.,
8.88% due 07/01/07                              135,000      130,275
HS Resources, Inc.,
9.25% due 11/15/06                              625,000      640,625
Triton Energy, Ltd.,
9.25% due 04/15/05                              315,000      348,863

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 2001 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                       Principal        Value
                                       ---------        -----

Oil & Gas Producers - continued
Westport Resources Corp.,
8.25% due 11/01/11                      $150,000     $151,688
                                                 ------------
                                                    1,852,254
Paper & Forest Products - 2.73%
Bear Island Paper Company LLC,
10.00% due 12/01/07                    1,020,000      907,800
Buckeye Cellulose Corp.,
8.50% due 12/15/05                       485,000      453,475
Fibermark, Inc.,
10.75% due 04/15/11                      300,000      270,000
Specialty Paperboard, Inc.,
9.38% due 10/15/06                       300,000      252,000
                                                 ------------
                                                    1,883,275
Pharmaceuticals - 3.19%
ICN Pharmaceuticals, Inc.,
9.75% due 11/15/08, 144A               1,775,000    1,961,375
King Pharmaceuticals, Inc.,
10.75% due 02/15/09                      220,000      243,650
                                                 ------------
                                                    2,205,025
Pollution Control - 1.62%
Allied Waste of North America, Inc.,
10.00% due 08/01/09                    1,115,000    1,123,363
                                                 ------------
Real Estate - 3.50%
Courtyard Marriott II, Ltd.,
10.75% due 02/01/08                      800,000      793,000
Grove Worldwide LLC,
9.25% due 05/01/08                       900,000       31,500
Meditrust Companies,
7.51% due 09/26/03                       650,000      629,620
National Health Investors:
7.00% due 02/01/04                       200,000      163,934
7.30% due 07/07/16                       620,000      440,200
Rent-a-Center, Inc.,
11.00% due 08/15/08                      370,000      359,363
                                                 ------------
                                                    2,417,617
Retail - 1.82%
Rite Aid Corp.:
6.88% due 08/15/13                       850,000      614,125
11.25% due 07/01/08                      650,000      643,500
                                                 ------------
                                                    1,257,625
Schools - 1.41%
KinderCare Learning Centers, Inc.,
9.50% due 02/15/09                     1,000,000      975,000
                                                 ------------
Semi-Conductor - 0.34%
Amkor Technology, Inc.,
9.25% due 02/15/08                       275,000      235,125
                                                 ------------
Telecommunications - 13.88%
AirGate PCS, Inc.,
13.50% step-up due 10/01/09              900,000      650,250

                                                        Principal        Value
                                                        ---------        -----

Telecommunications - continued
American Cellular Corp.,
9.50% due 10/15/09                                       $625,000     $628,125
A T & T Wireless Services, Inc.,
7.88% due 03/01/11                                        250,000      268,825
Benedek Communications Corp.,
13.25% due 05/15/06                                       700,000      392,000
Callahan Nordrhein Westfallen,
14.00% due 07/15/10                                       565,000      344,650
Citizens Communications Co.,
9.25% due 05/15/11                                        600,000      672,606
Condor Systems, Inc.,
11.88% due 05/01/09b                                      500,000      170,000
CSC Holdings, Inc.,
7.63% due 04/01/11                                        700,000      704,802
Ekabel Hessen,
14.50% due 09/01/10, 144A                                 630,000      340,200
Frontiervision Holdings,
11.88% due 09/15/07                                     1,000,000    1,020,000
GCI, Inc.,
9.75% due 08/01/07                                        200,000      190,000
GT Group Telecommunications, Inc., 13.25% step-up due
02/01/10, 144A                                          1,400,000      259,000
Level 3 Communications, Inc.,
11.00% step-up due 03/15/10, 144A                          74,000       15,540
Marconi Plc.,
7.75% due 09/15/10                                        850,000      348,500
Microcell Telecommunications,
12.38% step-up due 06/01/09 144A                        1,200,000      360,000
Nextel Communications,
9.38% due 11/15/09                                        500,000      348,750
Nextlink Communications, Inc.:
9.45% step-up due 12/01/09, 144A                          500,000       37,500
9.45% step-up due 04/15/08, 144A                          200,000       18,000
Northland Cable Television, Inc.,
10.25% due 11/15/07                                       525,000      357,000
Pegasus Satellite Communications Inc.:
12.38% due 08/01/06                                       250,000      200,000
13.50% step-up due 03/01/07                               900,000      522,000
PSI Net, Inc.,
11.00% due 08/01/09b                                       10,000          775
Salem Communications Holdings Corp.,
9.00% due 07/01/11, 144A                                  525,000      551,250
360 Networks, Inc.,
13.00% due 05/01/08b                                      350,000        1,750
Triton PCS Holdings, Inc.,
9.38% due 02/01/11                                        105,000      110,250
Versatel Telecommunications B.V.,
13.25% due 05/15/08                                       410,000      137,350
Versatel Telecommunications Int'l.,
13.25% due 05/15/08                                        80,000       27,600
Voicestream Wireless Corp.,
10.38% due 11/15/09                                       525,000      602,495

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 2001 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                                         Principal        Value
                                                         ---------        -----

Telecommunications - continued
Williams Communications Group,
8.25% due 03/15/04 144A                                   $300,000     $310,257
WinStar Communications, Inc.,
14.75% due 04/15/10 144Ab                                  750,000        4,688
                                                                   ------------
                                                                      9,594,163
Textiles & Apparel - 0.33%
Anvil Knitwear, Inc., Series B,
10.88% due 03/15/07                                         70,000       59,500
Galey & Lord, Inc.,
9.13% due 03/01/08 144Ab                                   675,000      165,375
                                                                   ------------
                                                                        224,875
Utilities-Electric - 1.88%
Caithness Coso Funding Corp.,
9.05% due 12/15/09                                         800,000      771,000
ESI Tractebel Acquisition Corp.,
7.99% due 12/30/11                                         500,000      528,065
                                                                   ------------
                                                                      1,299,065
TOTAL CORPORATE BONDS
(Cost $68,587,281)                                                  $63,926,943
                                                                   ------------
                                                          Shares          Value
                                                          ------          -----

COMMON STOCK UNIT - 0.02%
Ono Finance Company, 144A (Cost $0)                            500      $14,625
                                                                   ------------
PREFERRED STOCK - 1.89%
Adelphia Communications Corp.,
Exchangeable Series B, 13.00%                                6,000     $532,500
Anvil Holdings, Inc.,
Exchangeable Series B, 13.00%                               27,516      392,101
Sinclair Cap,
Exchangeable Series B, 11.63%                                4,000      379,000
                                                                   ------------
TOTAL PREFERRED STOCK
(Cost $1,458,972)                                                    $1,303,601
                                                                   ------------
WARRANTS - 0.03%
GT Group Telecommunications, Inc.,*
Exp. 02/01/10, 144A (Cost $67,479)                           1,400      $17,500
                                                                   ------------
                                                         Principal        Value
                                                         ---------        -----

EXERCISABLE PUT OPTION SECURITIES - 0.48%
Real Estate Investment Trust Meditrust Exercisable Put
Option Security, 7.11%, Exp. 08/15/04
(Cost $241,092)                                            350,000     $330,750
                                                                   ------------
                                                                          Value
                                                                          -----

REPURCHASE AGREEMENT - 5.09%
Repurchase Agreement with State Street Bank & Trust
Co., dated 10/31/01 at 2.52%, to be repurchased at
$3,521,243 on 11/01/01, collateralized by
U.S. Government Securities
(Cost $3,521,000)                                       $3,521,000   $3,521,000
                                                                   ------------
TOTAL INVESTMENTS
(High Yield Bond Fund) (Cost $73,875,824)                           $69,114,419
                                                                   ------------

--------------------------------------------------------------------------------
Municipal Bond Fund

------------------------------------------------------------------------------
                                                        Principal        Value
                                                        ---------        -----

LONG-TERM INVESTMENTS - 99.80%
Alabama - 0.25%
Alabama Housing Finance Authority, Single Family
Mortgage Revenue Collateralized Home Mortgage Program,
Series B-2,
6.40%, 04/01/25                                           $40,000      $40,468
                                                                  ------------
Alaska - 4.21%
Anchorage, Alaska, Lease Revenue Bonds,
5.88%, 02/01/13                                           615,000      687,976
                                                                  ------------
Arizona - 2.45%
Maricopa County, AZ, Industrial Development Authority,
2.25%, 11/01/14                                           400,000      400,000
                                                                  ------------
Arkansas - 1.67%
Camden, Arkansas, Pollution Control, (International
Paper Company Project),
5.70%, 09/01/12                                           250,000      272,570
                                                                  ------------
California - 6.50%
California Housing Finance Agency Revenue, Series H,
6.15%, 08/01/16                                         1,000,000    1,061,110
                                                                  ------------
Colorado - 6.37%
El Paso County, Colorado, Single Family Prerefunded,
Zero Coupon, 09/01/15                                   2,000,000    1,040,500
                                                                  ------------
District of Columbia - 13.43%
District of Columbia Refunding,
5.50%, 06/01/09                                            45,000       50,249
District of Columbia Refunding,
Series B,
5.50%, 06/01/07                                         1,000,000    1,097,420
District of Columbia, Medstar University Hospital,
Series B,
6.63%, 08/15/31                                         1,000,000    1,047,410
                                                                  ------------
                                                                     2,195,079
Illinois - 4.86%
Illinois State Highway Authority Toll, Series A,
5.50%, 01/01/15                                           225,000      248,335
Chicago, Illinois, Water Revenue, 6.50%, 11/01/15         450,000      545,359
                                                                  ------------
                                                                       793,694
Kansas - 0.99%
Wyandotte County, Kansas City, Kansas, Unified
Government Utility System Revenue,
5.75%, 09/01/24                                           150,000      161,024
                                                                  ------------
Maine - 0.16%
Maine State Housing Authority Mortgage Purchase,
Revenue Series A-4,
6.375%, 11/15/12                                           25,000       25,639
                                                                  ------------

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 2001 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------


                                                          Principal       Value
                                                          ---------       -----

Michigan - 7.74%
Marshall Michigan Pub Schools District,
5.00%, 05/01/21                                          $1,000,000  $1,000,750
Michigan State Hospital Finance Authority, Ascension
Health Credit Service,
5.25%, 11/15/09                                             250,000     263,042
                                                                    -----------
                                                                      1,263,792
Missouri - 6.03%
Kansas City, Missouri, Passenger Facility,
5.00%, 04/01/20                                           1,000,000     984,580
                                                                    -----------
Nevada - 2.83%
Nevada Housing Division, Single-Family Revenue Program,
B-2, 6.95%, 10/01/26                                        200,000     208,450
Nevada Housing Division, Single-Family Revenue Program,
Issue C, 6.35%, 10/01/12                                    245,000     253,815
                                                                    -----------
                                                                        462,265
New York - 2.91%
New York State Mortgage Agency Revenue, Series 40-A,
6.35%, 04/01/21                                             235,000     243,241
New York State Mortgage Agency Revenue, Series 77A,
4.70%, 04/01/11                                             225,000     231,257
                                                                    -----------
                                                                        474,498
North Dakota  - 4.51%
North Dakota State Water Commission Facilities
Authority Revenue, Series A, 6.00%, 08/01/12                640,000     735,712
                                                                    -----------
Ohio - 10.66%
Lorain County, Ohio, Hospital Revenue,
5.25%, 10/01/33                                           1,000,000     983,220
Ohio State Revenue, New state infrastructure,
5.00%, 06/15/09                                             700,000     757,036
                                                                    -----------
                                                                      1,740,256
Oklahoma  - 1.58%
Oklahoma Development Finance Auth., Public Service of
Oklahoma Project,
4.88%, 06/01/14                                             250,000     258,475
                                                                    -----------
Pennsylvania - 3.27%
Philadelphia, Pennsylvania, Water & Wastewater Revenue,
6.25%, 08/01/12                                             450,000     533,399
                                                                    -----------
Tennessee - 3.76%
Shelby County, Tennessee, 5.00% due 08/15/23                550,000     613,734
                                                                    -----------

                                                         Principal       Value
                                                         ---------       -----

Texas - 13.56%
Carroll, Texas, Independent School District,
6.38%, 02/15/21                                           $730,000    $868,700
Austin, Texas, Water & Wastewater,
6.50%, 05/15/05                                           400,000      446,524
Kerrville, Texas, Independent School District,
6.00%, 08/15/13                                           200,000      227,950
Lower Colorado River Authority, Texas Revenue,
6.00%, 05/15/10                                           250,000      285,343
Lower Colorado River Authority, Texas Prerefunded,
5.25%, 01/01/15                                           200,000      218,096
Robertson County, Texas, Industrial Develop. Revenue,
1.90% 11/01/05                                            100,000      100,000
Texas State Veterans Housing Assistance,
6.80%, 12/01/23                                            65,000       67,891
                                                                   -----------
                                                                     2,214,504
Washington - 1.50%
Central Puget Sound, Washington, Regional,
5.25%, 02/01/13                                           225,000      245,572
                                                                   -----------
Wisconsin - 0.25%
Wisconsin Housing & Economic Development Authority Home
Ownership Revenue, Series D, 6.10%, 07/01/24               40,000       40,763
                                                                   -----------
Wyoming - 0.31%
Green River-Sweetwater County, Wyoming,
4.50%, 03/01/14                                            50,000       50,002
                                                                   -----------
TOTAL LONG TERM INVESTMENTS (Cost $15,594,691)                     $16,295,612
                                                                   -----------

                                                    Shares        Value
                                                    ------        -----

SHORT TERM INVESTMENTS - 0.20%
SSgA Municipal Money Market Fund (Cost $33,324)    33,324       $33,324
                                                            -----------
TOTAL INVESTMENTS (Municipal Bond Fund) (Cost
$15,628,015)                                                $16,328,936
                                                            -----------

-----------------------------------------------------------------------
Strategic Income Fund
-----------------------------------------------------------------------
                                                 Principal        Value
                                                 ---------        -----

CORPORATE BONDS - 38.71%
Aerospace & Defense - 0.27%
BE Aerospace, Inc.:
8.88% due 05/01/11                                $10,000        $7,350
 9.50% due 11/01/08                                70,000        54,950
Dunlop Std. Aerospace Holdings Plc,
11.88% due 05/15/09                                30,000        29,550
                                                            -----------
                                                                 91,850

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 2001 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                              Principal       Value
                                              ---------       -----

 Auto Related - 0.65%
 Hayes Lemmerz Int'l., Inc.,
 11.88% due 06/15/06 144Ab                     $10,000       $3,950
 Pep Boys-Manny Moe & Jack,
 6.52% due 07/16/07                            100,000       96,000
 Prestolite Electric, Inc.,
 9.63% due 02/01/08                            175,000      119,000
                                                        -----------
                                                            218,950
 Banks - 0.37%
 Western Financial Savings Bank,
 8.88% due 08/01/07                            130,000      123,802
                                                        -----------
 Business & Commercial Services - 2.41%
 Americredit Corp.,
 9.25% due 02/01/04                             25,000       21,750
 Banctec, Inc.,
 7.50% due 06/01/08                            250,000       75,000
 Cendant Corp.,
 7.75% due 12/01/03                            100,000      100,995
 Comdisco, Inc.,
 6.38% due 11/30/01b                           175,000      140,438
 Condor Systems, Inc.,
 11.88% due 05/01/09b                           25,000        8,500
 Dana Cr Corp.,
 7.25% due 12/16/02 144A                       230,000      223,675
 Finova Group, Inc.,
 7.50% due 11/15/09                             85,000       31,450
 Labranche & Co., Inc.,
 12.00% due 03/02/07                           165,000      178,200
 National Equipment Services, Inc. Series B,
 10.00% due 11/30/04                            25,000       17,000
 National Equipment Services, Inc. Series C,
 10.00% due 11/30/04                            15,000       10,200
                                                        -----------
                                                            807,208
 Chemicals - 0.05%
 Geo Specialty Chemicals, Inc.,
 10.13% due 08/01/08                            20,000       17,000
                                                        -----------
 Crude Petroleum & Natural Gas - 1.73%
 Pennzoil Company,
 10.25% due 11/01/05                           500,000      579,745
                                                        -----------
 Death Care Industry - 0.33%
 Stewart Enterprises, Inc.,
 10.75% due 07/01/08 144A                      100,000      109,000
                                                        -----------
 Electronic Equipment & Services - 0.40%
 Breed Technologies, Inc.,
 9.25% due 04/15/08b                           500,000        2,500
 Flextronics International, Ltd.:
 8.75% due 10/15/07                             60,000       60,000
 9.88% due 07/01/10                             70,000       72,450
                                                        -----------
                                                            134,950

                                                       Principal       Value
                                                       ---------       -----

 Energy - 1.14%
 AES Corp.:
 8.75% due 12/15/02                                     $80,000      $81,200
 8.75% due 06/15/08                                      25,000       23,375
 Avista Corp.,
 9.75% due 06/01/08, 144A                               150,000      160,051
 KCS Energy, Inc.,
 8.88% due 01/15/06                                     150,000      119,250
                                                                 -----------
                                                                     383,876
 Finance Companies - 0.63%
 Ono Finance Company Plc,
 13.00% due 05/01/09                                    300,000      210,000
                                                                 -----------
 Food & Drug Distribution - 1.42%
 Agrilink Foods, Inc.
 11.88% due 11/01/08                                     90,000       80,100
 Express Scripts, Inc.,
 9.63% due 06/15/09                                      50,000       55,000
 Pharmerica, Inc.,
 8.38% due 04/01/08                                     225,000      225,000
 Smithfield Foods, Inc.,
 8.00% due 10/15/09, 144A                               110,000      114,125
                                                                 -----------
                                                                     474,225
 Health Care Providers & Services - 2.83%
 Iasis Healthcare Corp.,
 13.00% due 10/15/09                                    105,000      112,350
 Lifepoint Hospital Holdings, Inc.,
 10.75% due 05/15/09                                     50,000       56,750
 Manor Care, Inc.,
 7.50% due 06/15/06                                     170,000      179,530
 Omega Healthcare Investments, Inc.,
 6.95% due 06/15/02                                     135,000      127,841
 Physician Sales & Svc., Inc.,
 8.50% due 10/01/07                                     150,000      142,500
 Universal Hospital Services, Inc.,
 10.25% due 03/01/08                                    350,000      329,000
                                                                 -----------
                                                                     947,971
 Home Builders - 0.01%
 Beazer Homes USA, Inc.,
 8.88% due 04/01/08                                       3,000        3,030
                                                                 -----------
 Hotels, Restaurants & Leisure - 3.77%
 Argosy Gaming Company,
 9.00% due 09/01/11                                      60,000       62,700
 Aztar Corp.,
 9.00% due 08/15/11, 144A                               175,000      176,313
 Cinemark USA, Inc.,
 9.63% due 08/01/08                                     100,000       89,000
 Crown Castle International Corp., 10.62% step-up due
 05/15/11                                               350,000      210,000
 Crown Castle International Corp., 9.38% due 08/01/11    35,000       30,450
 Hollywood Casino, Shreveport, 13.0% due 08/01/06         5,000        4,150

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 2001 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                                     Principal       Value
                                                     ---------       -----

Hotels, Restaurants & Leisure - continued
Isle of Capri Casinos, Inc.,
8.75% due 04/15/09                                    $25,000      $22,500
Riviera Black Hawk, Inc.,
13.00% due 05/01/05                                   275,000      275,344
Speedway Motorsports, Inc.,
8.50% due 08/15/07                                    200,000      205,000
Tricon Global Restaurants, Inc., 8.88% due 04/15/11   175,000      185,500
                                                               -----------
                                                                 1,260,957
Industrial - 0.75%
BRL Universal Equipment,
8.88% due 02/15/08                                    100,000       98,500
Callahan Nordrhein Westfallen, 14.00% due 07/15/10    210,000      128,100
Polymer Group, Inc.,
9.00% due 07/01/07                                     70,000       26,600
                                                               -----------
                                                                   253,200
Internet Services - 0.64%
Unova, Inc.,
6.88% due 03/15/05                                    350,000      214,395
                                                               -----------
Machinery - 1.13%
Lennar Corp.,
9.95% due 05/01/10                                    125,000      135,000
Pennhall International, Inc.,
12.0% due 08/01/06                                    250,000      242,500
                                                               -----------
                                                                   377,500
Marine Services - 0.14%
Trico Marine Services, Inc.,
8.50% due 08/01/05                                     50,000       46,000
                                                               -----------
Media - 1.49%
Cumulus Media, Inc.,
10.375% due 07/01/08                                  240,000      240,000
Mediacom Broadband LLC,
11.00% due 07/15/13, 144A                              50,000       53,000
Nexstar Financial LLC,
12.00% due 04/01/08                                   120,000      113,400
Northland Cable Television, Inc.,
10.25% due 11/15/07                                   135,000       91,800
                                                               -----------
                                                                   498,200
Merchandising - 2.77%
Big 5 Corp.,
10.88% due 11/15/07                                   125,000      120,000
Rent-a-Center, Inc.,
11.00% due 08/15/08                                   170,000      165,113
Rite Aid Corp.,
6.88% due 08/15/13                                    240,000      173,400
Rite Aid Corp.,
11.25% due 07/01/08, 144A                             150,000      148,500
Shop at Home, Inc.,
11.00% due 04/01/05                                   150,000      148,500

                                                    Principal       Value
                                                    ---------       -----

Merchandising - continued
True Temper Sports, Inc.,
10.88% due 12/01/08                                 $175,000     $171,500
                                                              -----------
                                                                  927,013
Natural Gas - 1.44%
Amerigas Partners LP,
10.00% due 04/15/06, 144A                            250,000      265,000
Leviathan Gas Pipeline Partners,
10.38% due 06/01/09                                  200,000      216,000
                                                              -----------
                                                                  481,000
Oil & Gas Producers - 2.15%
Frontier Oil Corp.,
11.75% due 11/15/09                                  130,000      137,800
Grey Wolf, Inc.,
8.88% due 07/01/07                                    25,000       24,125
HS Resources, Inc.,
9.25% due 11/15/06                                    50,000       51,250
HS Resources, Inc. Series B,
9.25% due 11/15/06                                   250,000      261,250
Tesoro Petroleum Corp.,
9.00% due 07/01/08                                   250,000      243,750
                                                              -----------
                                                                  718,175
Paper & Forest Products - 2.02%
Bear Island Paper Co. LLC,
10.00% due 12/01/07                                  285,000      253,650
Buckeye Cellulose Corp.,
8.50% due 12/15/05                                   245,000      229,075
Fibermark, Inc.,
10.75% due 04/15/11                                  100,000       90,000
Specialty Paperboard, Inc.,
9.38% due 10/15/06                                   125,000      105,000
                                                              -----------
                                                                  677,725
Pharmaceuticals - 0.56%
ICN Pharmaceuticals, Inc.,
9.75% due 11/15/08, 144A                             170,000      187,850
                                                              -----------
Pollution Control - 0.48%
Allied Waste Industries, Inc., 10.00% due 08/01/09   160,000      161,200
                                                              -----------
Real Estate - 1.29%
Courtyard Marriott II LP,
10.75% due 02/01/08                                  300,000      297,375
Grove Worldwide, Inc.,
9.25% due 05/01/08b                                  175,000        6,125
HMH Properties, Inc.,
7.88% due 08/01/08                                   100,000       85,500
National Health Investors,
7.00% due 02/01/04                                    50,000       40,984
                                                              -----------
                                                                  429,984
Steel - 0.31%
Renco Metals, Inc.,
11.50% due 07/01/03d                                 500,000       40,000

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 2001 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                                        Principal        Value
                                                        ---------        -----

 Steel - continued
 WCI Steel, Inc.,
 10.00% due 12/01/04                                    $100,000       $64,000
                                                                   -----------
                                                                       104,000
 Telecommunication Services - 6.94%
 A T & T Wireless Services, Inc.,
 7.88% due 03/01/11                                      100,000       107,530
 Adelphia Communications Corp., PIK,
 9.50% due 02/15/04                                       46,998        44,296
 Benedek Communications Corp.,
 13.25% due 05/15/06                                     185,000       103,600
 Charter Communications Holdings,
 10.75% due 10/01/09                                     200,000       207,000
 Citizens Communications Co.,
 9.25% due 05/15/11                                      300,000       336,303
 Ekabel Hessen,
 14.50% due 09/01/10                                     130,000        70,200
 Frontiervision Holdings,
 11.88% due 09/15/07                                     400,000       408,000
 GT Group Telecommunications, Inc., 13.25% step-up due
 02/01/10                                                150,000        27,750
 Level 3 Communications, Inc.,
 12.87% step-up due 03/15/10                              53,000        11,130
 Microcell Telecommunications,
 12.00% step-up due 06/01/09                             275,000        82,500
 Nextel Communications,
 9.95% step-up due 02/15/08                              750,000       453,750
 Nextlink Communications, Inc.,
 9.94% step-up due April 2003                            170,000        15,300
 Pegasus Communications Corp.,
 9.63% due 10/01/05                                       75,000        58,500
 9.75% due 12/01/06                                       35,000        27,300
 Pegasus Satellite Communications, 13.50% step-up due
 March 2004                                              400,000       232,000
 Salem Communications Holdings Corp.,
 9.00% due 07/01/11 144A                                 100,000       105,000
 Versatel Telecommunications B.V., 13.25% due 05/15/08    65,000        21,775
 Versatel Telecommunications Int'l., Inc.,
 13.25% due 05/15/08                                      30,000        10,350
                                                                   -----------
                                                                     2,322,284
 Textiles - 0.13%
 Galey & Lord, Inc.,
 9.13% due 03/01/08 144Ab                                175,000        42,875
                                                                   -----------
 Utilities-Electric - 0.46%
 Caithness Coso Funding Corp., 9.05% due 09/12/15         50,000        48,187
 ESI Tractebel Acquisition Corp., 7.99% due 12/30/11     100,000       105,613
                                                                   -----------
                                                                       153,800
                                                                   -----------
 TOTAL CORPORATE BONDS
 (Cost $13,858,702)                                                $12,957,765
                                                                   -----------

                                                        Principal         Value
                                                        ---------         -----

U.S. GOVERNMENT AGENCY OBLIGATIONS - 13.18%
Federal Home Loan Banks - 1.49%
6.50% due 05/01/29                                        $122,655     $126,449
7.00% due 06/01/29                                         167,751      175,091
8.50% due 05/01/08                                         184,230      196,932
                                                                     ----------
                                                                        498,472
Federal Home Loan Mortgage Corporation - 0.47%
10.00% due 05/15/20                                        146,606      158,014
                                                                     ----------
Federal National Mortgage Association - 7.28%
5.50% due 01/01/29                                          44,787       44,422
5.50% due 06/01/29                                         434,524      430,992
6.00% TBA**                                              1,000,000    1,011,880
7.50% due 01/01/30                                         399,219      418,182
7.50% due 09/01/30                                         151,942      159,197
8.00% due 11/01/28                                         315,647      336,161
13.00% due 11/01/15                                         29,480       35,072
                                                                     ----------
                                                                      2,435,906
Federal National Mortgage Association - CMO - 0.87%
8.80% due 01/25/19, REMIC                                  229,952      249,640
10.40% due 04/25/19, REMIC                                  37,807       42,048
                                                                     ----------
                                                                        291,688
Federal National Mortgage Assoc. - Interest Only - 1.86%
11.57% due 06/15/21                                         97,015       14,908
Interest Only due 03/17/20,REMIC                         4,191,177       68,980
Interest Only due 02/25/35,REMIC                         5,406,873      228,277
Interest Only due 10/17/36,REMIC                        12,443,297       63,470
Interest Only due 06/25/38, REMIC                        6,052,397      245,444
                                                                     ----------
                                                                        621,079
Government National Mortgage Association - 1.21%
7.50% due 07/15/27                                         159,037      167,536
7.50% due 10/15/27                                         176,420      185,848
7.50% due 10/15/27                                          49,074       51,696
                                                                     ----------
                                                                        405,080
                                                                     ----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $4,912,136)                                                    $4,410,239
                                                                     ----------
FIXED INCOME - OTHER - 19.60%
Collateralized Mortgage Obligations - 4.50%
First Union Residential Securities, 7.00% due 08/25/28    $236,030     $238,513
/\Mid State Trust VI, Class A,
7.34% due 07/01/35                                       1,172,801    1,268,454
                                                                     ----------
                                                                      1,506,967
Commercial Mortgage Backed Securities - 5.86%
Commercial Mortgage Asset Trust, 7.35% due 08/17/13      1,200,000    1,307,224
DLJ Commercial Mortgage Corp., Interest Only Strips:
 due 05/10/23                                            9,239,334      324,818
 due 11/12/31                                            7,366,048      327,585
                                                                     ----------
                                                                      1,959,627

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 2001 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                            Principal        Value
                                            ---------        -----

 Residential Subordinate Securities - 9.24%
 GE Capital Management Services, Inc.,
 6.75% due 11/25/28                          $965,947     $990,366
 PNC Mortgage Securities Corp.,
 6.74% due 07/25/28                           403,589      402,341
 6.75% due 05/25/28                           336,868      336,140
 6.77% due 03/25/29                           486,260      498,436
 6.84% due 05/25/28                           455,272      457,267
 6.91% due 04/25/29                           431,898      409,573
                                                        ----------
                                                         3,094,123
 TOTAL FIXED INCOME - OTHER
 (Cost $6,366,939)                                      $6,560,717
                                                        ----------
 FOREIGN GOVERNMENT OBLIGATIONS - 25.55%
 Algeria - 1.23%
 5.81% due 03/04/10                          $510,000     $410,550
                                                        ----------
 Federal Republic of Brazil - 3.09%
 5.50% step-up due 04/15/12                   600,000      354,000
 8.00% due 04/15/14                         1,001,136      679,271
                                                        ----------
                                                         1,033,271
 National Republic of Bulgaria - 0.97%
 4.56% due 07/28/12                           400,000      324,000
                                                        ----------
 Republic of Ecuador - 1.43%
 5.00% step-up due 08/15/30                   375,000      154,313
 5.00% due 08/15/30, 144A                     800,000      324,000
                                                        ----------
                                                           478,313
 Government of France - 0.35%
 5.50% due 04/25/29                       EUR 125,000      117,547
                                                        ----------
 Federal Republic of Germany - 1.18%
 4.00% due 07/04/09                       EUR 110,000       97,208
 4.25% due 11/26/04                       EUR 200,000      184,387
 5.63% due 01/04/28                       EUR 120,000      114,842
                                                        ----------
                                                           396,437
 Republic of Greece - 0.48%
 8.80% due 06/19/07                       EUR 146,735      161,103
                                                        ----------
 Republic of Italy - 0.29%
 5.25% due 11/01/29                       EUR 110,000       98,019
                                                        ----------
 Government of Mexico - 4.01%
 6.25% due 12/31/19                        $1,400,000    1,342,741
                                                        ----------
 Government of Morocco - 0.79%
 5.09% due 01/01/09                           303,572      264,107
                                                        ----------
 Kingdom of Norway - 1.34%
 5.75% due 11/30/04                     NOK 4,000,000      448,734
                                                        ----------
 Government of Peru - 2.72%
 3.75% FRB due 03/07/17                    $1,400,000      910,000
                                                        ----------
 Russian Federation - 3.50%
 5.00% due 03/31/30                        $1,000,000     $476,250
 5.00% step-up due 03/31/30, 144A             500,000      237,750

                                         Principal        Value
                                         ---------        -----

Russian Federation - continued
10.00% due 06/26/07                       $500,000     $456,750
                                                     ----------
                                                      1,170,750
Republic of South Africa - 2.44%
12.00% due 02/28/05                  ZAR 3,500,000      393,788
13.00% due 08/31/10                  ZAR 3,500,000      425,142
                                                     ----------
                                                        818,930
Kingdom of Spain - 0.24%
6.15% due 01/31/13                      EUR 80,000       80,199
                                                     ----------
Kingdom of Sweden - 0.25%
10.25% due 05/05/03                    SEK 800,000       81,846
                                                     ----------
Republic of Venezuela - 1.24%
5.69% due 03/31/07                        $523,806      415,116
                                                     ----------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost
$8,518,794)                                          $8,551,663
                                                    ----------
                                            Shares        Value
                                            ------        -----

COMMON STOCK UNIT - 0.01%
Ono Finance Company 144A
(Cost $0)                                      100       $2,925
                                                     ----------
PREFERRED STOCK - 1.93%
Other-1.27%
Anvil Holdings, Inc.                        16,509     $235,253
Sinclair Capital                             2,000      189,500
TCR Holdings-Class B                           570            6
TCR Holdings-Class C                           314            3
TCR Holdings-Class D                           827            8
TCR Holdings-Class E                         1,711           17
                                                     ----------
                                                        424,787
Telecommunications - 0.66%
Adelphia Communications Corp.,
Series B, 13.00%                             2,500      221,875
                                                     ----------
TOTAL PREFERRED STOCK
(Cost $724,051)                                        $646,662
                                                     ----------
RIGHTS & WARRANTS - 0.10%
Crude Petroleum & Natural Gas - 0.09%
Terex Corporation, rights,*
exp. 05/15/02                                2,000      $33,050
Other - 0.00%
BPC Holdings Corp. warrants#*
exp. 04/15/04                                  500            0
Telephone - 0.00%
In-flight Phone Corp., warrants#*
exp. 5/15/02                                 1,000            0
Telecommunications - 0.01%
GT Group Telecommunications, Inc.,*
warrants, exp. 02/01/10 144A                   150        1,875
Foreign Government - 0.00%
Mexico (United States) warrants*
Expire 6/01/02                             250,000            0
                                                     ----------
TOTAL RIGHTS & WARRANTS
(Cost $7,176)                                           $34,925
                                                     ----------

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 2001 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                             Principal        Value
                                             ---------        -----

 EXERCISABLE PUT OPTION SECURITIES - 0.92%
 Real Estate Investment Trust - 0.92%
 Meditrust Exercisable Put Option Security,
 7.11%, Exp. 08/15/04 (Cost $243,744)          326,000     $308,070
                                                        -----------
 TOTAL INVESTMENTS
 (Strategic Income Fund) (Cost $34,631,542)             $33,472,966
                                                        -----------

-------------------------------------------------------------------
U.S. Government Securities Fund
-------------------------------------------------------------------
                                             Principal        Value
                                             ---------        -----

 U.S. TREASURY OBLIGATIONS - 8.93%
 U.S. Treasury Bonds - 1.44%
 5.38% due 02/15/31/\                         $250,000     $268,673
 6.13% due 08/15/29                            600,000      693,096
                                                        -----------
                                                            961,769
 U.S. Treasury Notes - 7.49%
 2.75% due10/31/03                             750,000      753,399
 4.75% due 11/15/08/\                        1,500,000    1,566,555
 5.00% due 02/15/11/\                          500,000      527,580
 5.50% due 02/15/08/\                        2,000,000    2,176,880
                                                        -----------
                                                          5,024,414
 TOTAL U.S. TREASURY OBLIGATIONS
 (Cost $5,717,801)                                       $5,986,183
                                                        -----------
 U.S. GOVERNMENT AGENCY OBLIGATIONS - 67.41%
 Federal Farm Credit Banks - 5.96%
 3.13% due 10/01/03                           $500,000     $501,640
 5.64% due 04/04/11                            500,000      524,140
 6.00% due 03/07/11                            200,000      215,374
 6.06% due 05/28/13                          1,000,000    1,075,001
 6.30% due 12/03/13                            500,000      546,738
 6.76% due 09/27/07                          1,000,000    1,133,120
                                                        -----------
                                                          3,996,013
 Federal Home Loan Banks - 4.20%
 4.65% due 10/17/06                          1,500,000    1,528,253
 5.72% due 02/01/07                          1,000,000    1,047,764
 8.00% due 06/01/08                             79,247       83,426
 8.25% due 07/01/06                             53,044       55,647
 8.50% due 05/01/08                             65,379       69,005
 11.75% due 08/01/13                            29,023       33,238
                                                        -----------
                                                          2,817,333
 Federal Home Loan Mortgage Corporation - 19.81%
 4.50% due 08/15/04                            500,000      517,580
 5.35% due 03/07/06                          2,000,000    2,031,932
 5.88% due 03/21/11                            500,000      526,640
 6.00% Gold Single TBA**                     3,000,000    3,087,180
 6.38% due 08/01/11                          1,000,000    1,077,558
 6.50% Gold Single TBA**                     2,800,000    2,912,000
 7.00% Gold Single TBA**                     3,000,000    3,129,390
                                                        -----------
                                                         13,282,280

                                 Principal        Value
                                 ---------        -----

Federal National Mortgage Association - 31.14%
3.50% due 09/15/04              $2,200,000   $2,213,574
4.50% due 10/17/06               1,500,000    1,512,420
5.25% due 01/15/09/\             4,500,000    4,678,605
5.25% due 08/14/06               1,000,000    1,025,790
5.50% due 03/15/11                 500,000      523,280
5.50% due 05/16/06               1,000,000    1,047,810
5.51% due 05/16/06               1,000,000    1,004,060
5.69% due 01/23/06                 260,000      266,133
6.15% due 03/15/11               1,000,000    1,013,120
6.50% TBA**                      3,000,000    3,084,390
6.53% due 05/25/30 REMIC         2,750,000    2,920,485
6.66% due 12/28/28 REMIC         1,365,157    1,453,253
8.00% due 08/01/04                   2,758        2,797
8.50% due 08/01/02                   5,428        5,540
11.00% due 02/01/15                    171          194
11.50% due 04/01/19                108,958      125,539
                                            -----------
                                             20,876,990
Government National Mortgage Association - 1.86%
7.50% due 04/15/02                  14,279       14,504
7.75% due 04/15/04                  23,572       24,656
8.00% due 11/15/06 - 02/15/08       17,316       18,534
9.00% due 12/15/16                 429,747      465,493
11.00% due 11/20/14 - 09/20/15       5,768        6,631
11.25% due 10/20/15                  3,633        4,102
11.50% due 03/15/13 - 09/20/15     217,849      249,633
12.50% due 09/15/14                 14,653       17,043
13.00% due 01/15/11 - 01/15/15     145,901      173,162
13.25% due 07/15/14                 37,314       43,762
13.50% due 11/15/12 - 02/15/13      31,884       37,942
15.00% due 07/15/11 - 09/15/12      38,625       46,661
15.50% due 08/15/11 - 09/15/11     111,464      135,567
16.00% due 11/15/11                  8,742       10,823
                                            -----------
                                              1,248,513
International Bank for Reconstruction &
Development - 0.55%
5.00% due 03/28/06                 350,000      365,470
                                            -----------
Student Loan Marketing Association - 2.34%
4.75% due 04/23/04/\             1,000,000    1,041,870
5.25% due 03/15/06                 500,000      527,265
                                            -----------
                                              1,569,135
Tennessee Valley Authority - 1.55%
5.63% due 01/18/11/\             1,000,000    1,040,340
                                            -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $43,997,214)                          $45,196,074
                                            -----------

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 2001 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                                     Principal        Value
                                                     ---------        -----

CORPORATE BONDS - 2.30%
Banks - 0.75%
Oesterreichische Kontrollbank, 6.63% due 10/18/04     $500,000     $504,137
                                                                -----------
Telecommunications - 1.55%
Worldcom, Inc.,
6.50% due 05/15/04                                   1,000,000    1,037,040
                                                                -----------
TOTAL CORPORATE BONDS
(Cost $1,497,595)                                                $1,541,177
                                                                -----------
                                                     Principal        Value
                                                     ---------        -----

SHORT-TERM INVESTMENTS - 21.36%
Federal Home Loan Bank Consumer Discount Note,
2.46% due 11/01/01
(Cost $14,322,000)                                 $14,322,000  $14,322,000
                                                                -----------
TOTAL INVESTMENTS
(U.S. Government Securities Fund)
(Cost $65,534,610)                                              $67,045,434
                                                                -----------

---------------------------------------------------------------------------
Money Market Fund
---------------------------------------------------------------------------
                                                     Principal        Value
                                                     ---------        -----

COMMERCIAL PAPER - 100.00%
Archer Daniels Midland Co., 2.50% due 11/14/01      $1,000,000     $999,097
Associates Corp.,
8.47% due 01/07/02                                   1,000,000    1,008,155
BancOne Corp.,
2.84% due 11/19/01                                   1,500,000    1,497,870
Bellsouth Telecommunications, Inc.,
2.45% due 11/29/01                                   1,157,000    1,154,795
Cardinal Health, Inc.,
3.30% due 12/05/01                                     371,000      369,844
Cardinal Health, Inc.,
2.65% due 01/17/02                                   1,000,000      994,332
Caterpillar Financial Services,
3.61% due 12/10/01                                   1,000,000    1,000,195
Ciesco L.P.,
3.44% due 11/02/01                                     500,000      499,952
Countrywide Funding Corp.,
2.45% due 11/28/01                                     933,000      931,286
CVS Corp., 2.45%
due 11/06/01                                           521,000      520,823
Delaware Funding Corp.,
2.54% due 11/02/01                                   1,000,000      999,929
Duke Capital Corp.,
2.67% due 11/01/01                                   1,664,000    1,664,000
Federal Home Loan Bk Cons.,
2.36% due 11/07/01                                   1,090,000    1,089,571
Federal Home Loan Bk Cons.,
2.37% due 11/09/01                                   1,535,000    1,534,192

                                                  Principal        Value
                                                  ---------        -----

COMMERCIAL PAPER - continued
Federal Home Loan Bk Cons.,
2.20% due 01/18/02                               $1,667,000   $1,659,054
Federal Home Loan Bk Cons.,
2.18% due 01/23/02                                  985,000      980,049
Federal Home Loan Bank,
3.95% due 07/30/02                                1,000,000    1,000,000
Federal Home Loan Mtg Corp., 1.00% due 11/08/01   1,000,000      999,296
Federal Home Loan Mtg Corp., 2.25% due 12/14/01     500,000      498,656
Federal Home Loan Mtg Corp., 2.20% due 12/18/01   1,584,000    1,579,450
Federal Home Loan Mtg Corp., 3.68% due 12/21/01     880,000      875,502
Federal Home Loan Mtg Corp., 2.08% due 12/26/01   3,085,000    3,075,197
Federal Home Loan Mtg Corp., 2.13% due 01/09/02   1,000,000      995,918
Federal Home Loan Mtg Corp., 2.35% due 02/01/02   1,000,000      993,994
Federal Home Loan Mtg Corp., 2.20% due 02/22/02     850,000      844,130
Federal National Mtg Assn.,
2.54% due 06/04/02                                2,000,000    1,999,882
Federal National Mtg Assn.,
2.38% due 11/06/01                                  800,000      799,736
Federal National Mtg Assn.,
2.37% due 12/27/01                                1,386,000    1,384,723
Federal National Mtg Assn.,
2.25% due 12/27/01                                1,550,000    1,544,575
General Dynamics Corp.,
2.40% due 11/09/01                                1,000,000      999,467
Goldman Sachs Group LP,
2.61% due 01/14/02                                1,000,000    1,000,685
Goldman Sachs Group LP,
3.35% due 01/15/02                                  352,000      349,543
Govco, Inc.,
3.35% due 12/05/01                                  800,000      797,469
Harley Davidson Dealer Funding,
2.43% due 11/06/01                                1,000,000      999,663
Household Finance Corp.,
3.39% due 01/25/02                                1,000,000      991,996
JP Morgan Chase,
3.37% due 12/07/01                                1,200,000    1,195,956
Merrill Lynch & Co., Inc.,
3.76% due 11/01/01                                1,500,000    1,500,000
Merrill Lynch & Co., Inc.,
3.06% due 03/05/02                                  500,000      500,524
Nationsbank Corp.,
4.04% due 06/17/02                                1,000,000    1,001,210
Receivables Capital Corp.,
2.47% due 11/09/01                                  925,000      924,492

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 2001 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                           Principal       Value
                           ---------       -----

COMMERCIAL PAPER - continued
Safeway, Inc.,
2.80% due 11/02/01        $1,000,000    $999,922
Salomon Smith Barney
Holdings, Inc., 2.53%
due 11/09/01               1,500,000   1,499,157
SBC Communications,
Inc.,
2.45% due 11/15/01           250,000     249,762
SBC Communications,
Inc.,
2.37% due 12/03/01         1,000,000     997,893
SBC Communications,
Inc.,
2.36% due 01/08/02           737,000     733,715
Schering Corp.,
2.38% due 12/04/01         1,002,000     999,814
Snap-on Tools Corp.,
3.35% due 12/14/01           500,000     497,999
Textron Financial Corp.,
2.53% due 11/09/01         1,000,000     999,438
United Healthcare Corp.,
2.48% due 11/05/01         1,000,000     999,724
United Healthcare Corp.,
2.63% due 11/26/01         1,000,000     998,174
WindMill Funding Corp.,
3.40% due 11/13/01         1,220,000   1,218,617
                                     -----------
TOTAL COMMERCIAL PAPER                53,949,423
TOTAL INVESTMENTS (Money Market
Fund)
(Cost $53,949,423)                   $53,949,423
                                     -----------

------------------------------------------------
Municipal Money Market Fund
------------------------------------------------
                           Principal       Value
                           ---------       -----
SHORT-TERM INVESTMENTS - 100.00%
Arizona - 7.47%
Arizona Health
Facilities Authority,
2.12% due 10/01/15          $200,000    $200,000
Maricopa County
Industrial Authority,
2.40% due 11/01/14           300,000     300,000
                                     -----------
                                         500,000
Illinois - 8.96%
Illinois Educational
Facilities Authority,
2.05% due 01/01/28           100,000     100,000
Illinois Health
Facilities Authority,
2.25% due 11/15/29           300,000     300,000
Illinois Health
Facilities Authority,
2.05% due 03/01/31           200,000     200,000
                                     -----------
                                         600,000
Indiana - 8.96%
Indiana Secondary Market
Educational Loans,
2.05% due 12/01/14           300,000     300,000
Marion, Indiana,
Economic Development,
2.05% due 06/30/01           300,000     300,000
                                     -----------
                                         600,000

                                                        Principal       Value
                                                        ---------       -----

Kansas - 1.49%
Shawnee Industrial Development, 2.20% due 12/01/09      $100,000     $100,000
                                                                  -----------
Lousiana - 4.50%
Port of New Orleans, Lousiana, 4.25% due 04/01/02        300,000      301,269
                                                                  -----------
Maine - 4.48%
Maine State Housing Authority, 2.05% due 10/28/32        300,000      300,000
                                                                  -----------
Maryland - 1.49%
Community Development Admin., Avalon Lea Apartments
Project, 1.90% due 06/15/26                              100,000      100,000
                                                                  -----------
Michigan - 12.94%
Detroit, Michigan, Sewage Disposal, 1.95% due 07/01/23   200,000      200,000
East Grand Rapids Public School, 4.00% due 05/01/02      265,000      266,283
Michigan State Strategic Fund, 2.15% due 11/01/06        300,000      300,000
Michigan State Strategic Fund, 2.10% due 06/01/31        100,000      100,000
                                                                  -----------
                                                                      866,283
Missouri - 8.96%
Missouri Higher Education Student Loans,
2.15% due 03/01/20                                       300,000      300,000
St. Louis Planned Industrial Expansion,
2.10% due 04/01/14                                       300,000      300,000
                                                                  -----------
                                                                      600,000
Ohio - 11.21%
Franklin County, Ohio, Industrial Development,
2.25% due 11/01/14                                       250,000      250,000
Hilliard, Ohio, School District,
4.00% due 12/01/01                                       200,000      200,177
Ohio State Development Authority, 4.00% due 12/01/01     300,000      300,374
                                                                  -----------
                                                                      750,550
Pennsylvania - 2.99%
Philadelphia, Pennsylvania, Authority for Industrial
Development,
2.05% due 12/01/08                                       200,000      200,000
                                                                  -----------
Rhode Island - 4.48%
Rhode Island Health & Education, 2.05% due 09/01/30      300,000      300,000
                                                                  -----------

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 2001 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                                     Principal        Value
                                                     ---------        -----

South Carolina - 11.13%
Piedmont Municipal Power Agency, 1.95% due 01/01/19  $250,000      $250,000
South Carolina Educational Facilities Authority,
2.10% due 10/01/26                                    300,000       300,000
South Carolina Jobs Economic, 1.90% due 02/15/28      195,000       195,000
                                                                -----------
                                                                    745,000
Tennessee - 4.50%
Putnam County, Tennessee,
4.00% due 04/01/02                                    300,000       301,461
                                                                -----------
Texas - 5.99%
North Texas Higher Education Authority,
2.05% due 04/01/20                                    200,000       200,000
Texas State University System, 4.25% due 03/15/02     200,000       200,972
                                                                -----------
                                                                    400,972

                                                        Shares        Value
                                                        ------        -----

Other - 0.45%
SSgA Municipal Money Market Fund                       29,976        29,976
                                                                -----------
TOTAL INVESTMENTS
(Municipal Money Market Fund)
(Cost $6,695,511)                                               $ 6,695,511
                                                                -----------

---------------------------------------------------------------------------
Aggressive Growth LifeStyle Fund
---------------------------------------------------------------------------
                                                        Shares        Value
                                                        ------        -----

AFFILIATED INVESTMENT COMPANIES - 100.00%
INTERNATIONAL EQUITY SECURITIES - 24.92%
North American International Equity Fund - Class I
(Cost - $6,351,157)                                   772,586    $5,462,180
                                                                -----------
DOMESTIC EQUITY SECURITIES - 65.03%
North American Growth & Income Fund - Class I         172,792    $3,262,318
North American Large Cap Growth Fund - Class I        417,959     4,384,394
North American Mid Cap Growth Fund - Class I          135,491     1,105,604
North American Mid Cap Value
Fund - Class I                                        220,115     2,720,618
North American Small Cap Growth Fund - Class I        240,466     2,777,381
                                                                -----------
TOTAL DOMESTIC EQUITY SECURITIES -
(Cost - $17,169,222)                                            $14,250,315
                                                                -----------

                                                    Principal        Value
                                                    ---------        -----

BONDS - 10.05%
North American Core Bond
Fund - Class I
(Cost $2,141,912)                                    213,419    $2,202,486
                                                               -----------
TOTAL INVESTMENTS
(Aggressive Growth LifeStyle Fund)
(Cost - $25,662,291)                                           $21,914,981
                                                               -----------

--------------------------------------------------------------------------
Moderate Growth LifeStyle Fund
--------------------------------------------------------------------------
                                                     Shares          Value
                                                     ------          -----

AFFILIATED INVESTMENT COMPANIES - 100.00%
INTERNATIONAL EQUITY SECURITIES - 17.94%
North American International Equity Fund - Class I
(Cost - $5,579,618)                                  677,836    $4,792,305
                                                               -----------
DOMESTIC EQUITY SECURITIES - 46.92%
North American Growth & Income Fund - Class I        196,524    $3,710,380
North American Large Cap Growth Fund - Class I       280,114     2,938,399
North American Mid Cap Growth Fund - Class I          99,056       808,297
North American Mid Cap Value
Fund - Class I                                       246,769     3,050,066
North American Small Cap Growth Fund - Class I       175,798     2,030,472
                                                               -----------
TOTAL DOMESTIC EQUITY SECURITIES -
(Cost - $14,351,176)                                           $12,537,614
                                                               -----------
BONDS - 35.14%
North American Core Bond
Fund - Class I                                       780,179    $8,051,446
North American High Yield Bond Fund - Class I        177,510     1,338,427
                                                               -----------
TOTAL BONDS
(Cost - $9,193,144)                                             $9,389,873
                                                               -----------
TOTAL INVESTMENTS
(Moderate Growth LifeStyle Fund)
(Cost - $29,123,938)                                           $26,719,792
                                                               -----------

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 2001 - continued
(showing percentage of total value of investments)

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Conservative Growth LifeStyle Fund

------------------------------------------------------------------------
                                                     Shares        Value
                                                     ------        -----

AFFILIATED INVESTMENT COMPANIES - 100.00%
INTERNATIONAL EQUITY SECURITIES - 9.95%
North American International Equity Fund - Class I
(Cost - $2,234,434)                                 273,452   $1,933,307
                                                             -----------
DOMESTIC EQUITY SECURITIES - 34.89%
North American Growth & Income Fund - Class I       122,322   $2,309,443
North American Large Cap Growth Fund - Class I      184,912    1,939,730
North American Mid Cap Growth Fund - Class I         47,951      391,281
North American Mid Cap Value Fund - Class I         101,284    1,251,871
North American Small Cap Growth Fund - Class I       76,589      884,608
                                                             -----------
TOTAL DOMESTIC EQUITY SECURITIES -
(Cost - $7,631,818)                                           $6,776,933
                                                             -----------
BONDS - 55.16%
North American Core Bond Fund -Class I              944,191   $9,744,056
North American High Yield Bond Fund - Class I       128,897      971,884
                                                             -----------
TOTAL BONDS
(Cost - $10,356,097)                                         $10,715,940
                                                             -----------
TOTAL INVESTMENTS
(Conservative Growth LifeStyle Fund)
(Cost - $20,222,349)                                         $19,426,180
                                                             -----------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Key to Currency Abbreviations

CAD-Canadian Dollar
EUR-European Currency Unit
NOK- Norwegian Krone
SEK-Swedish Krona
ZAR-South African Rand

Key to Security Abbreviations and Legend

ADR   American Depositary Receipt
144A Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
FRB Floating Rate Bond. The interest rates shown on FRBs are the current interest rates at October 31, 2001, which are subject to change based on the terms of the security.
PIK   Payment-in-kind security
REMIC Real Estate Mortgage Investment Conduit
TBA   To Be Announced
/\    Collateral for forward commitments
*     Non-income-producing
**    Purchased on a forward commitment (Note 2)
#     Security valued at fair value in the opinion of management (Note 1)
a     Investment in Affiliate
b Non-income-producing; issuer is in bankruptcy and is in default of interest payments
d     Non-income-producing; issuer is in default of interest payments

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------

1. ORGANIZATION OF THE TRUST. North American Funds (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, (the "Investment Company Act") as an open-end management investment company. It is a series company, which means it has several portfolios, each with a stated investment objective which it pursues through separate investment policies. As of October 31, 2001, the Trust offered the following twenty-one portfolios:
  U.S. Equity Funds:
  Growth & Income Fund ("Growth & Income")
  Large Cap Growth Fund ("Large Cap Growth")
  Mid Cap Growth Fund ("Mid Cap Growth")
  Mid Cap Value Fund ("Mid Cap Value")
  Science & Technology Fund ("Science & Technology")
  Small Cap Growth Fund ("Small Cap Growth")
  Stock Index Fund ("Stock Index")
  International/Global Equity Funds:
  Global Equity Fund ("Global Equity")
  International Equity Fund ("International Equity")
  International Small Cap Fund ("International Small Cap")
  Balanced Funds:
  Balanced Fund ("Balanced")
  Income Funds:
  Core Bond Fund ("Core Bond")
  High Yield Bond Fund ("High Yield Bond")
  Municipal Bond Fund ("Municipal Bond")
  Strategic Income Fund ("Strategic Income")
  U.S. Government Securities Fund ("U.S. Government Securities")
  Money Market Funds:
  Money Market Fund ("Money Market")
  Municipal Money Market Fund ("Municipal Money Market")
  LifeStyle Funds:
  Aggressive Growth LifeStyle Fund ("Aggressive Growth LifeStyle")
  Moderate Growth LifeStyle Fund ("Moderate Growth LifeStyle")
  Conservative Growth LifeStyle Fund ("Conservative Growth LifeStyle")

All of the portfolios are diversified management investment companies except for Small Cap Growth, Aggressive Growth LifeStyle, Moderate Growth LifeStyle and Conservative Growth LifeStyle, which are non-diversified management investment companies.

The Trust offers Class A, Class B, Class C, Class I and, in Core Bond and High Yield Bond, Class II shares. Class A shares are sold with a front-end sales charge up to 5.75%. Class B and Class C shares are sold without an initial sales charge. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time shares are held. Class C shares are sold with a contingent deferred sales charge of 1% in the first year after purchase. The redemption price per share may differ from the net asset value per share. Class B shares will automatically convert to Class A shares of the same portfolio eight years after purchase. Class I and Class II shares are sold only through institutional investment plans and other eligible programs as described in the prospectus and have no front-end or contingent deferred sales charges. All five classes of shares have identical voting, dividend, liquidation and other rights, except that each class has exclusive voting rights with respect to its distribution plan (See Note 5). Investment income, realized and unrealized capital gains and losses and common expenses of each portfolio are allocated on a pro-rata basis to each class based on their relative net assets.

NORTH AMERICAN FUNDS
NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------

Note 1 - continued

American General Asset Management Corp., Inc. ("AGAM") , a subsidiary of American General Corporation, ("American General") serves as investment adviser and American General Fund Distributors, Inc,. ("AGFD") serves as principal underwriter and distributor for the Trust.

On August 29, 2001, American General was acquired by American International Group, Inc. (AIG), a Delaware corporation. As a result, AGAM and AGFD became subsidiaries of AIG. AIG is also the parent company of SunAmerica Asset Management Corp., advisor to the SunAmerica mutual funds ("SunAmerica Funds"). As further explained in Note 11, the Board of Directors of the North American Funds has approved an agreement and plan of reorganization between the North American Funds and the SunAmerica Funds. A Special Meeting of Shareholders of the Trust is scheduled on November 7, 2001 to seek approval of the reorganization of the Funds as well as proposals relating to new advisory and subadvisory contracts.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation. Securities which are traded on a recognized exchange are valued at the last sale price as of the close of business on a principal securities exchange (domestic or foreign) or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading on the New York Stock Exchange. Portfolio debt securities purchased with an original maturity greater than sixty days are valued by pricing agents, approved by the Board of Trustees, whose quotations reflect broker/dealer supplied valuations and complex valuation models. Other assets and securities for which no such quotation or valuations are readily available are valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Trustees. If trading or events occurring in foreign countries after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, are expected to materially affect the value of those securities, then they are valued at their perceived fair value taking this information into account. Short-term investments, and the investments of Money Market and Municipal Money Market are valued using the amortized cost method, permitted in accordance with Rule 2a-7 under the Investment Company Act. This method initially involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The LifeStyle Funds' securities are valued at the per-share net asset values of the underlying funds.

Foreign Currency Translations. The accounting records of the Trust are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

  (i) market value of securities, other assets and other liabilities at the current rate of exchange of such currencies against U.S. dollars; and

  (ii) purchases and sales of securities, income and expenses at the rate of exchange quoted on the respective dates of such transactions.

Forward Foreign Currency Contracts. All portfolios, with the exception of U.S. Government Securities, Municipal Bond, Money Market and Municipal Money Market, may purchase and sell forward foreign currency contracts in order to hedge a specific transaction or portfolio position.

NORTH AMERICAN FUNDS
NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------

Note 2 - continued

The net U.S. dollar value of foreign currency underlying all contractual commitments held at the end of the period and the resulting net unrealized appreciation (depreciation) and related net receivable or payable amount are determined daily using forward currency exchange rates supplied by a quotation service. The Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

Net realized gains (losses) on forward foreign currency contracts, shown in the Statements of Operations, includes net gains or losses realized by a portfolio on contracts which have matured.

Options Contracts. The Trust may use option contracts to hedge against changes in the value of securities the Trust owns or expects to purchase. The Trust may also write options on securities it owns or in which it may invest in an attempt to increase its current returns. The potential risk to the Trust is that the change in value of options contracts may not correspond to the change in value of the hedged instruments, but is generally limited to the premium originally paid. Also, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the Trust records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. Exchange traded options are valued at the quoted daily settlement prices established by the exchange on which they trade. The Trust did not purchase or write option contracts during the year ended October 31, 2001.

Forward Commitments. The Trust may purchase debt securities on a "when-issued" or "forward delivery" basis. Delivery and payment for securities which have been purchased or sold on a forward commitment basis can take place a month or more (not to exceed 120 days) after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Trust will establish a segregated account consisting of cash or liquid high-quality debt securities equal to the amount of the commitment to purchase when-issued or forward delivery securities. The value of the securities underlying a forward commitment to purchase securities, and any subsequent fluctuations in their value, is taken into account when determining the portfolio's net asset value starting on the day the portfolio agrees to purchase the securities. At October 31, 2001, the forward commitments were $89,953,864 in Core Bond, $12,103,225 in U.S. Government Securities and $995,917 in Strategic Income.

Mortgage Dollar Rolls. Each of the portfolios (except High Yield Bond, Money Market, Municipal Money Market and the Lifestyles Funds) may enter into mortgage dollar rolls. Under a mortgage dollar roll, a Fund sells mortgage-backed securities for delivery in the future (generally within 30 days) and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the mortgage-backed securities. A Fund is compensated by the difference between the current sale price and the lower forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. A Fund may also be compensated by receipt of a commitment fee. A Fund may only enter into "covered" rolls, which is a specific type of dollar roll for which there is an offsetting liquid asset. Dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of those securities.

NORTH AMERICAN FUNDS
NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------

Note 2 - continued

Futures Contracts. The Trust may enter into futures contacts. Upon entering into a futures contract, a portfolio is required to deposit with the custodian on behalf of the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount, which is known as the "initial margin". The potential risk to the Trust is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. Also, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Subsequent payments, called "variation margin", are made or received by the portfolio, depending upon the fluctuation of the value of the futures contract. When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gain/(loss) in the Statement of Operations. Futures contracts are valued at the most recent settlement price.

Securities Lending. Certain portfolios of the Trust may lend portfolio securities in amounts up to 33 1/3% of the portfolio's total non-cash assets to brokers, dealers and other financial institutions, provided such loans are callable at any time and are at all times fully collateralized by cash, cash equivalents, short-term investments or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and marked to market to the value of the loaned securities on a daily basis. The portfolio may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially.

The portfolio receives compensation for lending its securities either in the form of fees or by retaining a portion of interest on the investment of any cash received as collateral. Cash collateral is invested in the State Street Bank and Trust Company Navigator Securities Lending Trust. The related income is included as interest income in the Statements of Operations. Security lending income was $3,045 in Growth and Income, $2,861 in Large Cap Growth, $15,030 in Mid Cap Growth, $15,896 in Small Cap Growth, $5,556 in Global Equity, $33,781 in Core Bond, and $15,285 in Strategic Income. All collateral received will be in an amount equal to at least 100% of the market value of the loaned securities and should be maintained at that level during the period of the loan. During the loan period, the portfolio continues to retain rights of ownership, including dividends and interest of the loaned securities. Temporary under-collateralizations caused by market fluctuations in the value of securities loaned are corrected on the next business day.

Federal Income Taxes. The Trust's policy is for each portfolio to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. Each portfolio is treated as a separate taxpayer for federal income tax purposes.

Distributions of Income and Gains. Distributions of net investment income are declared as a dividend to shareholders of record as of the close of business each day and are paid monthly for Core Bond, High Yield Bond, Municipal Bond, Strategic Income, U.S. Government Securities, Money Market and Municipal Money Market. Distributions of net investment income, if any, are declared as a dividend annually to shareholders of the remaining portfolios. During any particular year, net realized gains from investments, futures and foreign currency transactions for each portfolio, in excess of available capital loss carryforwards of each portfolio, would be taxable to the portfolio if not distributed and, therefore, will be distributed to shareholders. An additional distribution may be made to the extent necessary to avoid the payment of a federal excise tax.

Income and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments in the timing of the recognition of various gains or losses, and permanent book-to-tax differences due to differing treatments for certain transactions, including mortgage dollar roll income. Permanent book and tax basis differences affecting shareholder distributions result in reclassifications to paid in capital.

Capital Loss Carryforwards. At October 31, 2001, capital loss carryforwards available to offset future recognized gains were approximately:

                                                   Capital Loss Carryforwards
                                                         Expiration Year
                                                 -------------------------------
Portfolio                                        2005 2006 2007 2008    2009
---------                                        ---- ---- ---- ---- -----------
Large Cap Growth................................  -    -    -    -   $29,264,594
Mid Cap Growth..................................  -    -    -    -    16,886,424
Small Cap Growth................................  -    -    -    -     7,126,467

NORTH AMERICAN FUNDS
NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------

Note 2 - continued

                                        Capital Loss Carryforwards
                                              Expiration Year
                             -------------------------------------------------
Portfolio                      2005    2006     2007       2008       2009
---------                    -------- ------ ---------- ---------- -----------
Science & Technology........    -       -        -      $1,069,495 $11,488,724
Stock Index.................    -       -        -          36,999     917,634
Global Equity...............    -       -        -       2,339,194   9,598,170
International Equity........    -       -        -          -        1,152,221
International Small Cap.....    -       -        -          -        9,951,706
Balanced....................    -       -        -       2,378,112   7,400,729
Core Bond...................    -       -    $3,128,860  7,052,964      -
High Yield Bond.............    -       -       710,603  3,014,754  10,144,036
Municipal Bond..............    -       -        81,077      3,360      -
Strategic Income............ $110,152   -     3,866,240  3,438,003   2,043,272
U. S. Government
Securities..................    -       -        -       1,112,091      -
Money Market................      359 $1,156     -             461      -
Aggressive Growth
LifeStyle...................    -       -        -          -           22,908
Moderate Growth LifeStyle...    -       -        -          -          123,344
Conservative Growth
LifeStyle...................    -       -        -          -          319,851

As a result of reorganizations into some of these portfolios during the year ended October 31, 2000, certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax law. Therefore, it is possible not all of these capital losses will be available for use.

Repurchase Agreements. Each portfolio may enter into repurchase agreements. When a portfolio enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to 102% of the repurchase price, and such portfolio will take constructive receipt of all securities underlying the repurchase agreements until such agreements expire. If the seller defaults, a portfolio would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase price.

Foreign Securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments may be less liquid and their prices more volatile than those of securities of comparable domestic companies and the United States Government.

Other. Investment security transactions are accounted for on trade date. Interest income is accrued as earned. Dividend income and distributions to shareholders are recorded on the ex-dividend date. All original issue discounts are accreted for financial and federal income tax reporting purposes. The Trust uses the First In, First Out method for determining realized gain or loss on investments, futures and foreign currency for both financial and federal income tax reporting purposes. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

Premium Amortization. The portfolios intend to adopt the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and will begin amortizing premium on all debt securities, for fiscal years beginning November 1, 2001. This change in accounting principle will not have an impact on total net assets of the portfolio, but will result in an increase or decrease to the cost of securities held, and corresponding changes to net investment income and accumulated net undistributed realized gain (loss).

NORTH AMERICAN FUNDS
NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------


3. CAPITAL SHARES. Share activity for the year ended October 31, 2001, is as follows:

                             Shares      Capital       Shares      Capital
                           ----------  ------------  ----------  ------------
                                   Class A                   Class B
                           ------------------------  ------------------------
Growth & Income
Sold......................  1,234,554   $25,989,417     580,665   $12,204,803
Reinvestment of
 distributions............    190,549     4,274,010     443,038     9,649,038
Redeemed.................. (1,036,291)  (21,870,220) (1,844,100)  (37,832,691)
                           ----------  ------------  ----------  ------------
 Net increase/(decrease)..    388,812    $8,393,207    (820,397) ($15,978,850)
                           ----------  ------------  ----------  ------------

                                   Class C                   Class I
                           ------------------------  ------------------------
Growth & Income
Sold......................    595,287   $13,274,385   2,388,558   $51,312,370
Reinvestment of
 distributions............    680,677    14,901,500      48,347     1,087,339
Redeemed.................. (2,609,581)  (55,530,657)   (513,651)  (10,465,721)
                           ----------  ------------  ----------  ------------
 Net increase/(decrease).. (1,333,617) ($27,354,772)  1,923,254   $41,933,988
                           ----------  ------------  ----------  ------------

                                   Class A                   Class B
                           ------------------------  ------------------------
Large Cap Growth
Sold......................    220,229    $2,965,677     379,132    $4,990,438
Reinvestment of
 distributions............      4,926        75,236      18,417       270,343
Redeemed..................   (249,120)   (3,113,326)   (543,396)   (6,654,613)
                           ----------  ------------  ----------  ------------
 Net increase/(decrease)..    (23,965)     ($72,413)   (145,847)  ($1,393,832)
                           ----------  ------------  ----------  ------------

                                   Class C                   Class I
                           ------------------------  ------------------------
Large Cap Growth
Sold......................    137,057    $1,859,802   1,155,936   $15,532,997
Reinvestment of
 distributions............     10,855       159,345      10,584       162,573
Redeemed..................   (698,493)   (8,786,236)   (725,841)   (9,871,581)
                           ----------  ------------  ----------  ------------
 Net increase/(decrease)..   (550,581)  ($6,767,089)    440,679    $5,823,989
                           ----------  ------------  ----------  ------------

                                   Class A                   Class B
                           ------------------------  ------------------------
Mid Cap Growth
Sold......................    299,001    $3,751,128     518,930    $6,201,323
Redeemed..................   (299,444)   (3,370,211)   (570,855)   (6,336,232)
                           ----------  ------------  ----------  ------------
 Net increase/(decrease)..       (443)     $380,917     (51,925)    ($134,909)
                           ----------  ------------  ----------  ------------

                                   Class C                   Class I
                           ------------------------  ------------------------
Mid Cap Growth
Sold......................    222,517    $2,779,407     565,816    $6,407,029
Redeemed..................   (556,763)   (5,983,656)   (358,543)   (4,137,896)
                           ----------  ------------  ----------  ------------
 Net increase/(decrease)..   (334,246)  ($3,204,249)    207,273    $2,269,133
                           ----------  ------------  ----------  ------------

                                   Class A                   Class B
                           ------------------------  ------------------------
Mid Cap Value
Sold......................    171,032    $2,331,060     387,745    $5,153,398
Reinvestment of
 distributions............      1,156        15,647       3,137        41,470
Redeemed..................   (105,870)   (1,405,209)   (124,777)   (1,642,285)
                           ----------  ------------  ----------  ------------
 Net increase/(decrease)..     66,318      $941,498     266,105    $3,552,583
                           ----------  ------------  ----------  ------------

                                   Class C                   Class I
                           ------------------------  ------------------------
Mid Cap Value
Sold......................    415,015    $5,504,186     510,190    $6,839,357
Reinvestment of
 distributions............        436         5,738       4,433        59,848
Redeemed..................    (93,780)   (1,196,344)   (396,172)   (5,382,039)
                           ----------  ------------  ----------  ------------
 Net increase/(decrease)..    321,671    $4,313,580     118,451    $1,517,166
                           ----------  ------------  ----------  ------------

NORTH AMERICAN FUNDS
NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

Note 3 - continued

                           Shares       Capital      Shares      Capital      Shares      Capital
                         -----------  -----------  ----------  -----------  ----------  -----------
                                                          Class A                  Class B
                                                   -----------------------  -----------------------
Science & Technology
Sold....................                              452,611   $2,480,570   1,406,188   $7,461,633
Redeemed................                             (184,314)    (840,828)   (383,914)  (2,003,728)
                                                   ----------  -----------  ----------  -----------
 Net
  increase/(decrease)...                              268,297   $1,639,742   1,022,274   $5,457,905
                                                   ----------  -----------  ----------  -----------

                                                          Class C                  Class I
                                                   -----------------------  -----------------------
Science & Technology
Sold....................                              241,874   $1,314,621     216,086     $741,506
Redeemed................                              (71,192)    (348,860)    (25,223)     (87,008)
                                                   ----------  -----------  ----------  -----------
 Net
  increase/(decrease)...                              170,682     $965,761     190,863     $654,498
                                                   ----------  -----------  ----------  -----------

                                                          Class A                  Class B
                                                   -----------------------  -----------------------
Small Cap Growth
Sold....................                              151,712   $2,124,777     319,617   $4,315,621
Reinvestment of
 distributions..........                                  240        3,455         475        5,965
Redeemed................                             (151,919)  (1,988,864)   (182,094)  (2,326,355)
                                                   ----------  -----------  ----------  -----------
 Net
  increase/(decrease)...                                   33     $139,368     137,998   $1,995,231
                                                   ----------  -----------  ----------  -----------

                                                          Class C                  Class I
                                                   -----------------------  -----------------------
Small Cap Growth
Sold                                                   70,469     $975,924     849,575  $11,407,459
Reinvestment of
 distributions                                             79        1,173         344        5,329
Redeemed                                              (78,530)  (1,034,399)   (664,143)  (9,226,261)
                                                   ----------  -----------  ----------  -----------
 Net increase/(decrease)                               (7,982)    $(57,302)    185,776   $2,186,527
                                                   ----------  -----------  ----------  -----------

                                 Class A                  Class B                  Class C
                         ------------------------  -----------------------  -----------------------
Stock Index
Sold....................     258,853   $2,809,192     752,293   $8,179,271     148,248   $1,626,854
Reinvestment of
 distributions..........       7,719       91,839       6,053       71,582         152        1,840
Redeemed................    (123,652)  (1,329,916)   (385,467)  (4,208,540)    (38,887)    (379,280)
                                                   ----------  -----------  ----------  -----------
 Net
  increase/(decrease)...     142,920   $1,571,115     372,879   $4,042,313     109,513   $1,249,414
                                                   ----------  -----------  ----------  -----------

                                 Class A                  Class B                  Class C
                         ------------------------  -----------------------  -----------------------
Global Equity
Sold....................   9,858,494  $74,484,383      98,087     $857,307   2,511,422  $20,839,116
Redeemed................ (10,086,030) (76,602,465)   (563,860)  (4,760,872) (3,135,849) (26,503,539)
                                                   ----------  -----------  ----------  -----------
 Net
  increase/(decrease)...    (227,536) ($2,118,082)   (465,773) ($3,903,565)   (624,427) ($5,664,423)
                                                   ----------  -----------  ----------  -----------

                                                          Class A                  Class B
                                                   -----------------------  -----------------------
International Equity
Sold....................                            6,833,372  $55,326,269     109,795     $928,636
Reinvestment of
 distributions..........                              104,017      912,292     289,749    2,494,974
Redeemed................                           (6,714,143) (54,791,217)   (754,550)  (6,032,564)
                                                   ----------  -----------  ----------  -----------
 Net
  increase/(decrease)...                              223,246   $1,447,344    (355,006) ($2,608,954)
                                                   ----------  -----------  ----------  -----------

                                                          Class C                  Class I
                                                   -----------------------  -----------------------
International Equity
Sold....................                              719,591   $5,303,281   1,872,733  $15,530,985
Reinvestment of
 distributions..........                               71,262      611,443     288,888    2,527,768
Redeemed................                             (848,789)  (6,486,230) (1,142,578)  (9,274,912)
                                                   ----------  -----------  ----------  -----------
 Net
  increase/(decrease)...                              (57,936)   ($571,506)  1,019,043   $8,783,841
                                                   ----------  -----------  ----------  -----------
                                 Class A                  Class B                  Class C
                         ------------------------  -----------------------  -----------------------
International Small Cap
Sold....................   3,069,040  $39,012,852     102,757   $1,501,854     427,965   $5,251,697
Reinvestment of
 distributions..........      15,999      254,549      40,577      616,795      30,445      464,624
Redeemed................  (3,150,892) (40,554,846)   (256,095)  (3,208,907)   (609,304)  (7,634,400)
                                                   ----------  -----------  ----------  -----------
 Net
  increase/(decrease)...     (65,853) ($1,287,445)   (112,761) ($1,090,258)   (150,894) ($1,918,079)
                                                   ----------  -----------  ----------  -----------

NORTH AMERICAN FUNDS
NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

Note 3 - continued

                          Shares    Capital      Shares      Capital      Shares      Capital
                         --------  ----------  ----------  -----------  ----------  ------------
                                                      Class A                   Class B
                                               -----------------------  ------------------------
Balanced
Sold....................                          377,877   $3,072,455     276,174    $2,281,083
Reinvestment of
 distributions..........                           10,085       87,644      10,496        85,846
Redeemed................                         (307,583)  (2,441,547)   (473,625)   (3,845,679)
                                               ----------  -----------  ----------  ------------
 Net
  increase/(decrease)...                           80,379     $718,552    (186,955)  ($1,478,750)
                                               ----------  -----------  ----------  ------------

                                                      Class C                   Class I
                                               -----------------------  ------------------------
Balanced
Sold....................                          206,752   $1,747,723      69,852      $576,524
Reinvestment of
 distributions..........                           21,216      186,702       8,660        75,342
Redeemed................                       (1,073,093)  (8,808,279)    (48,158)     (390,975)
                                               ----------  -----------  ----------  ------------
 Net
  increase/(decrease)...                         (845,125) ($6,873,854)     30,354      $260,891
                                               ----------  -----------  ----------  ------------

                                                      Class A                   Class B
                                               -----------------------  ------------------------
Core Bond
Sold....................                          749,331   $7,544,115     734,761    $7,432,034
Reinvestment of
 distributions..........                           17,345      173,077      17,807       177,054
Redeemed................                         (595,272)  (6,007,942)   (639,336)   (6,431,400)
                                               ----------  -----------  ----------  ------------
 Net
  increase/(decrease)...                          171,404   $1,709,250     113,232    $1,177,688
                                               ----------  -----------  ----------  ------------

                               Class C                Class I                  Class II
                         --------------------  -----------------------  ------------------------
Core Bond
Sold....................  227,976  $2,285,866   1,645,817  $16,370,023           -        $1,524
Reinvestment of
 distributions..........   13,431     133,989     115,041    1,146,148   1,778,941    17,730,388
Redeemed................  (88,591)   (883,790) (1,628,390) (16,244,781) (3,451,705)  (34,500,081)
                                               ----------  -----------  ----------  ------------
 Net
  increase/(decrease)...  152,816  $1,536,065     132,468   $1,271,390  (1,672,764) ($16,768,169)
                                               ----------  -----------  ----------  ------------

                                                      Class A                   Class B
                                               -----------------------  ------------------------
High Yield Bond
Sold....................                           75,688     $615,809     483,298    $3,962,040
Reinvestment of
 distributions..........                            3,859       30,621      16,013       127,606
Redeemed................                          (17,385)    (137,778)   (300,089)   (2,435,260)
                                               ----------  -----------  ----------  ------------
 Net
  increase/(decrease)...                           62,162     $508,652     199,222    $1,654,386
                                               ----------  -----------  ----------  ------------

                               Class C                Class I                  Class II
                         --------------------  -----------------------  ------------------------
High Yield Bond
Sold....................  312,156  $2,519,905     565,132   $4,507,963           -            $-
Reinvestment of
 distributions..........   12,371      97,788      25,215      200,970     821,161     6,448,641
Redeemed................  (86,966)   (694,931)   (186,180)  (1,472,683)         (9)          (67)
                                               ----------  -----------  ----------  ------------
 Net
  increase/(decrease)...  237,561  $1,922,762     404,167   $3,236,250     821,152    $6,448,574
                                               ----------  -----------  ----------  ------------
                               Class A                Class B                   Class C
                         --------------------  -----------------------  ------------------------
Municipal Bond
Sold....................  221,719  $2,193,052     287,957   $2,878,818     261,443    $2,597,495
Reinvestment of
 distributions..........   25,006     249,517      17,276      172,415       6,367        63,377
Redeemed................ (235,192) (2,338,296)   (405,087)  (4,048,693)   (287,072)   (2,843,225)
                                               ----------  -----------  ----------  ------------
 Net
  increase/(decrease)...   11,533    $104,273     (99,854)   ($997,460)    (19,262)    ($182,353)
                                               ----------  -----------  ----------  ------------

                                                      Class A                   Class B
                                               -----------------------  ------------------------
Strategic Income
Sold....................                          575,829   $4,550,331     370,225    $2,919,192
Reinvestment of
 distributions..........                           53,879      425,950      93,959       744,405
Redeemed................                         (344,069)  (2,739,615) (1,073,750)   (8,487,543)
                                               ----------  -----------  ----------  ------------
 Net
  increase/(decrease)...                          285,639   $2,236,666    (609,566)  ($4,823,946)
                                               ----------  -----------  ----------  ------------

                                                      Class C                   Class I
                                               -----------------------  ------------------------
Strategic Income
Sold....................                          292,025   $2,296,419           -            $-
Reinvestment of
 distributions..........                           82,455      652,508      31,782       246,961
Redeemed................                         (531,495)  (4,211,108)          -             -
                                               ----------  -----------  ----------  ------------
 Net
  increase/(decrease)...                         (157,015) ($1,262,181)     31,782      $246,961
                                               ----------  -----------  ----------  ------------

NORTH AMERICAN FUNDS
NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------


Note 3 - continued

                           Shares       Capital       Shares       Capital      Shares       Capital
                         -----------  ------------  -----------  -----------  -----------  -----------
                                 Class A                    Class B                   Class C
                         -------------------------  ------------------------  ------------------------
U.S. Government
 Securities
Sold....................  14,435,379  $142,407,993    1,412,075  $14,037,315    2,145,773  $21,082,318
Reinvestment of
 distributions..........     114,944     1,125,768       29,337      286,712       35,803      343,152
Redeemed................ (14,195,336) (139,830,876)  (1,246,512) (12,326,480)  (2,181,700) (21,399,973)
                         -----------  ------------  -----------  -----------  -----------  -----------
 Net
  increase/(decrease)...     354,987    $3,702,885      194,900   $1,997,547         (124)     $25,497
                         -----------  ------------  -----------  -----------  -----------  -----------

                                                            Class A                   Class B
                                                    ------------------------  ------------------------
Money Market
Sold....................                             64,388,360  $64,388,358   15,169,365  $15,169,363
Reinvestment of
 distributions..........                              1,114,468    1,114,468      344,297      344,297
Redeemed................                            (63,854,777) (63,857,168) (12,170,236) (12,171,005)
                         -----------  ------------  -----------  -----------  -----------  -----------
 Net
  increase/(decrease)...                              1,648,051   $1,645,658    3,343,426   $3,342,655
                         -----------  ------------  -----------  -----------  -----------  -----------

                                                            Class C                   Class I
                                                    ------------------------  ------------------------
Money Market
Sold....................                             34,178,600  $34,178,600    4,883,627   $4,883,629
Reinvestment of
 distributions..........                                295,548      295,548      280,818      280,818
Redeemed................                            (33,100,633) (33,101,266)  (3,459,824)  (3,475,805)
                         -----------  ------------  -----------  -----------  -----------  -----------
 Net
  increase/(decrease)...                              1,373,515   $1,372,882    1,704,621   $1,688,642
                         -----------  ------------  -----------  -----------  -----------  -----------

                                 Class A                    Class B                   Class C
                         -------------------------  ------------------------  ------------------------
Municipal Money Market
Sold....................   1,111,972    $1,112,114       62,915      $62,914      168,884     $168,884
Reinvestment of
 distributions..........     100,073       100,073       63,903       63,903        2,409        2,409
Redeemed................  (1,695,937)   (1,695,937)    (292,798)    (292,798)    (143,782)    (143,782)
                         -----------  ------------  -----------  -----------  -----------  -----------
 Net
  increase/(decrease)...    (483,892)    ($483,750)    (165,980)   ($165,981)      27,511      $27,511
                         -----------  ------------  -----------  -----------  -----------  -----------

                                                            Class A                   Class B
                                                    ------------------------  ------------------------
Aggressive Growth
 LifeStyle
Sold....................                                117,408   $1,098,427      450,164   $4,358,173
Reinvestment of
 distributions..........                                 71,677      706,323      243,396    2,403,215
Redeemed................                                (71,982)    (644,470)    (125,142)  (1,150,059)
                         -----------  ------------  -----------  -----------  -----------  -----------
 Net
  increase/(decrease)...                                117,103   $1,160,280      568,418   $5,611,329
                         -----------  ------------  -----------  -----------  -----------  -----------

                                                            Class C                   Class I
                                                    ------------------------  ------------------------
Aggressive Growth
 LifeStyle
Sold....................                                 19,662     $183,574      266,592   $2,388,394
Reinvestment of
 distributions..........                                  3,655       36,216       88,598      874,251
Redeemed................                                 (7,857)     (69,675)     (44,977)    (410,052)
                         -----------  ------------  -----------  -----------  -----------  -----------
 Net
  increase/(decrease)...                                 15,460     $150,115      310,213   $2,852,593
                         -----------  ------------  -----------  -----------  -----------  -----------
                                                            Class A                   Class B
                                                    ------------------------  ------------------------
Moderate Growth
 LifeStyle
Sold....................                                151,471   $1,574,137      572,410   $5,714,312
Reinvestment of
 distributions..........                                 51,382      516,345      154,560    1,560,419
Redeemed................                                (47,854)    (444,424)    (194,909)  (1,868,300)
                         -----------  ------------  -----------  -----------  -----------  -----------
 Net
  increase/(decrease)...                                154,999   $1,646,058      532,061   $5,406,431
                         -----------  ------------  -----------  -----------  -----------  -----------

                                                            Class C                   Class I
                                                    ------------------------  ------------------------
Moderate Growth
 LifeStyle
Sold....................                                 71,200     $708,779      539,689   $5,213,319
Reinvestment of
 distributions..........                                  3,045       30,642       72,733      731,965
Redeemed................                                 (6,247)     (58,276)     (82,754)    (779,202)
                         -----------  ------------  -----------  -----------  -----------  -----------
 Net
  increase/(decrease)...                                 67,998     $681,145      529,668   $5,166,082
                         -----------  ------------  -----------  -----------  -----------  -----------

                                                            Class A                   Class B
                                                    ------------------------  ------------------------
Conservative Growth
 LifeStyle
Sold....................                                 98,491     $986,079      240,756   $2,478,072
Reinvestment of
 distributions..........                                 42,833      428,349      124,717    1,252,906
Redeemed................                                (67,835)    (642,462)    (199,307)  (1,960,310)
                         -----------  ------------  -----------  -----------  -----------  -----------
 Net
  increase/(decrease)...                                 73,489     $771,966      166,166   $1,770,668
                         -----------  ------------  -----------  -----------  -----------  -----------

NORTH AMERICAN FUNDS
NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

Note 3 - continued

                               Shares      Capital      Shares      Capital
                             ----------  -----------  ----------  -----------
                                    Class C                  Class I
                             -----------------------  -----------------------
Conservative Growth
 LifeStyle
Sold........................     64,397     $655,774     174,064   $1,741,777
Reinvestment of
 distributions..............      2,767       27,969      55,665      557,065
Redeemed....................    (11,746)    (117,340)    (40,675)    (396,177)
                             ----------  -----------  ----------  -----------
 Net increase/(decrease)....     55,418     $566,403     189,054   $1,902,665
                             ----------  -----------  ----------  -----------

Share activity for the year ended October 31, 2000, was as follows:

                               Shares      Capital      Shares      Capital
                             ----------  -----------  ----------  -----------
                                    Class A                  Class B
                             -----------------------  -----------------------
Growth & Income
Sold........................    520,232  $14,345,704     650,532  $17,609,391
Shares issued in connection
 with the merger of North
 American Equity-Income.....    304,952    8,608,176     610,686   16,835,378
Shares issued in connection
 with the merger of North
 American Tax-Sensitive
 Equity.....................      9,543      269,386      82,798    2,282,585
Shares issued in connection
 with the merger of AGSPC2
 Large Cap Value............     92,804    2,619,669     274,941    7,579,579
Reinvestment of
 distributions..............    105,709    2,884,282     315,780    8,444,061
Redeemed....................   (605,069) (16,899,847) (1,601,437) (43,338,250)
                             ----------  -----------  ----------  -----------
 Net increase/(decrease)....    428,171  $11,827,370     333,300   $9,412,744
                             ----------  -----------  ----------  -----------

                                    Class C                  Class I
                             -----------------------  -----------------------
Growth & Income
Sold........................  1,062,513  $29,009,747     276,505   $7,842,218
Shares issued in connection
 with the merger of North
 American Equity-Income.....  1,410,041   39,042,706           -            -
Shares issued in connection
 with the merger of North
 American Tax-Sensitive
 Equity.....................     81,780    2,264,394           -            -
Shares issued in connection
 with the merger of AGSPC2
 Large Cap Value............          -            -     162,787    4,598,570
Reinvestment of
 distributions..............    449,765   12,080,942           -            -
Redeemed.................... (2,073,452) (56,268,644)    (60,597)  (1,642,017)
                             ----------  -----------  ----------  -----------
 Net increase/(decrease)....    930,647  $26,129,145     378,695  $10,798,771
                             ----------  -----------  ----------  -----------
                                    Class A                  Class B
                             -----------------------  -----------------------
Large Cap Growth
Sold........................    180,298   $3,963,213     510,101  $11,202,280
Shares issued in connection
 with the merger of AGSPC2
 Large Cap Growth...........    240,358    5,302,772     922,147   19,731,175
Reinvestment of
 distributions..............     74,768    1,502,311     265,589    5,130,551
Redeemed....................   (237,334)  (5,349,958)   (551,390) (12,079,257)
                             ----------  -----------  ----------  -----------
 Net increase/(decrease)....    258,090   $5,418,338   1,146,447  $23,984,749
                             ----------  -----------  ----------  -----------

                                    Class C                  Class I
                             -----------------------  -----------------------
Large Cap Growth
Sold........................    542,311  $12,012,298     817,135  $17,838,190
Shares issued in connection
 with the merger of AGSPC2
 Large Cap Growth...........          -            -     297,894    6,578,574
Reinvestment of
 distributions..............    214,569    4,238,969      82,237    1,547,705
Redeemed....................   (395,536)  (8,550,664)   (159,511)  (3,393,150)
                             ----------  -----------  ----------  -----------
 Net increase/(decrease)....    361,344   $7,700,603   1,037,755  $22,570,919
                             ----------  -----------  ----------  -----------

                                    Class A                  Class B
                             -----------------------  -----------------------
Mid Cap Growth
Sold........................    236,428   $4,958,839     398,588   $8,068,295
Shares issued in connection
 with the merger of AGSPC2
 Mid Cap Growth.............    112,209    2,428,094     326,329    6,785,306
Reinvestment of
 distributions..............    152,684    2,771,897     446,218    7,770,631
Redeemed....................   (168,892)  (3,635,675)   (366,298)  (7,489,811)
                             ----------  -----------  ----------  -----------
 Net increase/(decrease)....    332,429   $6,523,155     804,837  $15,134,421
                             ----------  -----------  ----------  -----------

                                    Class C                  Class I
                             -----------------------  -----------------------
Mid Cap Growth
Sold........................    478,136   $9,593,264     139,968   $3,018,075
Shares issued in connection
 with the merger of AGSPC2
 Mid Cap Growth.............          -            -     471,490   10,228,987
Reinvestment of
 distributions..............    372,559    6,549,451     106,192    1,883,847
Redeemed....................   (559,008) (11,298,090)    (69,387)  (1,465,582)
                             ----------  -----------  ----------  -----------
 Net increase/(decrease)....    291,687   $4,844,625     648,263  $13,665,327
                             ----------  -----------  ----------  -----------

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NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

Note 3 - continued

                          Shares    Capital     Shares      Capital      Shares      Capital
                         --------  ----------  ---------  -----------  ----------  ------------
                                                      Class A                  Class B
                                               ----------------------  ------------------------
Mid Cap Value
Sold....................                         144,253   $1,841,667     472,924    $5,823,819
Reinvestment of
 distributions..........                          31,579      373,702      88,412     1,029,601
Redeemed................                        (118,255)  (1,550,678)   (384,551)   (4,956,358)
                                               ---------  -----------  ----------  ------------
 Net
  increase/(decrease)...                          57,577     $664,691     176,785    $1,897,062
                                               ---------  -----------  ----------  ------------

                               Class C                Class I                 Class II
                         --------------------  ----------------------  ------------------------
Mid Cap Value
Sold....................   43,900    $601,390  1,252,181  $16,290,616      11,121      $137,028
Reinvestment of
 distributions..........    2,397      29,983     68,110      845,335      16,112       181,253
Redeemed................        -           -   (599,402)  (7,827,596)   (149,144)   (1,862,031)
                         --------  ----------  ---------  -----------  ----------  ------------
 Net
  increase/(decrease)...   46,297    $631,373    720,889   $9,308,355    (121,911)  ($1,543,750)
                         --------  ----------  ---------  -----------  ----------  ------------

                                                      Class A                  Class B
                                               ----------------------  ------------------------
Science & Technology
Sold....................                         604,655   $5,510,690   2,111,172   $18,832,737
Redeemed................                         (32,401)    (283,380)   (138,114)   (1,184,568)
                                               ---------  -----------  ----------  ------------
 Net
  increase/(decrease)...                         572,254   $5,227,310   1,973,058   $17,648,169
                                               ---------  -----------  ----------  ------------

                                                      Class C                  Class I
                                               ----------------------  ------------------------
Science & Technology
Sold....................                         136,418   $1,133,849      66,676      $666,741
Redeemed................                            (234)      (1,808)          -             -
                                               ---------  -----------  ----------  ------------
 Net
  increase/(decrease)...                         136,184   $1,132,041      66,676      $666,741
                                               ---------  -----------  ----------  ------------

                                                      Class A                  Class B
                                               ----------------------  ------------------------
Small Cap Growth
Sold....................                         179,013   $3,493,309     256,423    $4,499,113
Shares issued in
 connection with the
 merger of AGSPC2 Small
 Cap Growth.............                         257,697    5,093,883     754,012    14,548,655
Reinvestment of
 distributions..........                          21,216      354,265      50,039       812,730
Redeemed................                         (81,989)  (1,648,781)   (246,538)   (4,858,401)
                                               ---------  -----------  ----------  ------------
 Net
  increase/(decrease)...                         375,937   $7,292,693     813,936   $15,002,097
                                               ---------  -----------  ----------  ------------

                                                      Class C                  Class I
                                               ----------------------  ------------------------
Small Cap Growth
Sold....................                         185,962   $3,432,164     434,971    $8,306,602
Shares issued in
 connection with the
 merger of AGSPC2 Small
 Cap Growth.............                               -            -     469,456     9,303,218
Reinvestment of
 distributions..........                          11,278      182,974      45,510       762,287
Redeemed................                         (33,565)    (598,912)   (133,113)   (2,503,418)
                                               ---------  -----------  ----------  ------------
 Net
  increase/(decrease)...                         163,675   $3,016,226     816,824   $15,868,689
                                               ---------  -----------  ----------  ------------
                               Class A                Class B                  Class C
                         --------------------  ----------------------  ------------------------
Stock Index
Sold....................  257,610  $3,300,025  1,030,761  $13,150,515      39,852      $506,404
Reinvestment of
 distributions..........    7,328      94,341     11,656      148,815           1            19
Redeemed................  (52,165)   (667,516)  (296,871)  (3,762,586)          -             -
                         --------  ----------  ---------  -----------  ----------  ------------
 Net
  increase/(decrease)...  212,773  $2,726,850    745,546   $9,536,744      39,853      $506,423
                         --------  ----------  ---------  -----------  ----------  ------------

                               Class A                Class B                  Class C
                         --------------------  ----------------------  ------------------------
Global Equity
Sold....................  561,515  $6,564,695     61,443     $779,179   2,354,014   $29,022,558
Reinvestment of
 distributions..........  102,952   1,452,654    223,719    3,087,303     391,138     5,421,137
Redeemed................ (676,962) (8,745,579)  (952,125) (12,058,568) (3,783,257)  (47,863,041)
                         --------  ----------  ---------  -----------  ----------  ------------
 Net
  increase/(decrease)...  (12,495)  ($728,230)  (666,963) ($8,192,086) (1,038,105) ($13,419,346)
                         --------  ----------  ---------  -----------  ----------  ------------

NORTH AMERICAN FUNDS
NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

Note 3 - continued

                           Shares      Capital       Shares      Capital         Shares      Capital
                         ---------   -----------   ----------  ------------    ----------  -----------
                                                           Class A                    Class B
                                                   ------------------------    -----------------------
International Equity
Sold....................                              752,978      $8,539,000     223,968    $2,565,738
Shares issued in
connection with the
merger of AGSPC2
International Growth....                              241,933       2,836,359     540,423     6,262,957
Shares issued in
connection with the
merger of AGSPC2
International Value.....                              275,839       3,233,635     577,643     6,694,306
Reinvestment of
distributions...........                               27,241         318,993      85,506       992,722
Redeemed................                             (921,853)    (10,575,559)   (883,545)  (10,072,806)
                                                   ----------  ------------    ----------  -----------
 Net
 increase/(decrease)....                              376,138      $4,352,428     543,995    $6,442,917
                                                   ----------  ------------    ----------  -----------

                                                           Class C                    Class I
                                                   ------------------------    -----------------------
International Equity
Sold....................                              162,734      $1,895,481     998,106   $11,225,802
Shares issued in
connection with the
merger of AGSPC2
International Growth....                                    -               -     362,776     4,259,720
Shares issued in
connection with the
merger of AGSPC2
International Value.....                                    -               -     505,421     5,934,659
Reinvestment of
distributions...........                               40,660         472,060           -             -
Redeemed................                             (310,335)     (3,546,141)   (276,032)   (2,977,809)
                                                   ----------  ------------    ----------  -----------
 Net
 increase/(decrease)....                             (106,941)    ($1,178,600)  1,590,271   $18,442,372
                                                   ----------  ------------    ----------  -----------
                                Class A                    Class B                    Class C
                         -----------------------   ------------------------    -----------------------
International Small Cap
Sold....................    617,132   $15,273,632     302,823      $7,405,887     354,827    $9,376,657
Reinvestment of
distributions...........     28,290       633,967      75,949       1,644,481      61,882     1,343,520
Redeemed................   (455,514)  (11,482,589)   (149,996)     (3,534,129)   (207,100)   (4,854,566)
                         ---------   -----------   ----------  ------------    ----------  -----------
 Net
 increase/(decrease)....    189,908    $4,425,010     228,776      $5,516,239     209,609    $5,865,611
                         ---------   -----------   ----------  ------------    ----------  -----------

                                                           Class A                    Class B
                                                   ------------------------    -----------------------
Balanced
Sold....................                              239,789      $2,221,399     169,192    $1,578,042
Shares issued in
connection with the
merger of AGSPC2
Balanced................                              260,076       2,429,626     850,413     7,900,334
Reinvestment of
distributions...........                               97,337         845,859     207,921     1,802,749
Redeemed................                             (320,654)     (2,974,969)   (898,843)   (8,259,026)
                                                   ----------  ------------    ----------  -----------
 Net
 increase/(decrease)....                              276,548      $2,521,915     328,683    $3,022,099
                                                   ----------  ------------    ----------  -----------

                                                           Class C                    Class I
                                                   ------------------------    -----------------------
Balanced
Sold....................                              147,231      $1,400,824     206,780    $1,973,415
Shares issued in
connection with the
merger of AGSPC2
Balanced................                                    -               -     448,772     4,196,897
Reinvestment of
distributions...........                              787,946       6,942,381           -             -
Redeemed................                           (2,057,592)    (19,112,110)    (28,756)     (271,671)
                                                   ----------  ------------    ----------  -----------
 Net
 increase/(decrease)....                           (1,122,415)   ($10,768,905)    626,796    $5,898,641
                                                   ----------  ------------    ----------  -----------

                                                           Class A                    Class B
                                                   ------------------------    -----------------------
Core Bond
Sold....................                               86,061        $836,397      61,183      $592,169
Shares issued in
connection with the
merger of AGSPC2 Core
Bond....................                               18,563         178,964      49,200       474,337
Shares issued in
connection with the
merger of AGSPC2
Domestic Bond...........                              340,668       3,284,382   1,140,806    10,998,835
Reinvestment of
distributions...........                               18,168         175,504      24,870       240,124
Redeemed................                             (417,481)     (4,015,632) (1,197,400)  (11,469,196)
                                                   ----------  ------------    ----------  -----------
 Net
 increase/(decrease)....                               45,979        $459,615      78,659      $836,269
                                                   ----------  ------------    ----------  -----------

NORTH AMERICAN FUNDS
NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

Note 3 - continued

                           Shares      Capital       Shares      Capital       Shares      Capital
                         ---------   -----------   ----------  -----------   ----------  ------------
                                Class C                   Class I                   Class II
                         -----------------------   -----------------------   ------------------------
Core Bond
Sold....................     46,061      $448,966   1,808,854   $17,383,782           8             $75
Shares issued in
connection with the
merger of AGSPC2 Core
Bond....................          -             -      23,609       235,590  33,038,051     318,569,797
Shares issued in
connection with the
merger of AGSPC2
Domestic Bond...........          -             -     693,472     6,688,535           -               -
Reinvestment of
distributions...........     19,488       188,367      40,452       391,593     700,635       6,764,917
Redeemed................   (242,315)   (2,350,556)   (491,180)   (4,754,531)   (622,731)     (6,000,000)
                         ---------   -----------   ----------  -----------   ----------  ------------
 Net
 increase/(decrease)....   (176,766)  ($1,713,223)  2,075,207   $19,937,089  33,115,963    $319,334,789
                         ---------   -----------   ----------  -----------   ----------  ------------

                                                          Class A                    Class B
                                                   -----------------------   ------------------------
High Yield Bond
Sold....................                               32,163      $300,163     122,781      $1,123,161
Reinvestment of
distributions...........                                1,170        10,572       8,193          73,989
Redeemed................                               (3,512)      (33,029)    (13,772)       (123,026)
                                                   ----------  -----------   ----------  ------------
 Net
 increase/(decrease)....                               29,821      $277,706     117,202      $1,074,124
                                                   ----------  -----------   ----------  ------------

                                Class C                   Class I                   Class II
                         -----------------------   -----------------------   ------------------------
High Yield Bond
Sold....................     63,079      $567,367       1,605       $14,414   7,091,254     $63,681,758
Reinvestment of
distributions...........        601         5,208         150         1,368     704,361       6,390,330
Redeemed................         -             -       (1,596)      (14,336) (7,088,114)    (63,648,633)
                         ---------   -----------   ----------  -----------   ----------  ------------
 Net
 increase/(decrease)....     63,680      $572,575         159        $1,446     707,501      $6,423,455
                         ---------   -----------   ----------  -----------   ----------  ------------

                                Class A                   Class B                    Class C
                         -----------------------   -----------------------   ------------------------
Municipal Bond
Sold....................    138,950    $1,317,668       9,870       $94,254       1,628         $15,403
Shares issued in
connection with the
merger of AGSPC2
Municipal Bond..........    344,682     3,290,627     414,403     3,955,889           -               -
Reinvestment of
distributions...........     16,903       160,992      13,996       133,257       7,966          75,353
Redeemed................   (162,218)   (1,539,938)   (215,733)   (2,051,175)   (185,975)     (1,760,691)
                         ---------   -----------   ----------  -----------   ----------  ------------
 Net
 increase/(decrease)....    338,317    $3,229,349     222,536    $2,132,225    (176,381)    ($1,669,935)
                         ---------   -----------   ----------  -----------   ----------  ------------
                                                          Class A                    Class B
                                                   -----------------------   ------------------------
Strategic Income
Sold....................                              235,425    $1,934,596     188,191      $1,554,585
Shares issued in
connection with the
merger of AGSPC2
Strategic Bond..........                              210,906     1,732,804     266,623       2,190,838
Reinvestment of
distributions...........                               53,247       440,576     118,611         981,318
Redeemed................                             (765,027)   (6,343,100) (1,218,211)    (10,106,970)
                                                   ----------  -----------   ----------  ------------
 Net
 increase/(decrease)....                             (265,449)  ($2,235,124)   (644,786)    ($5,380,229)
                                                   ----------  -----------   ----------  ------------

                                                          Class C                    Class I
                                                   -----------------------   ------------------------
Strategic Income
Sold....................                              194,141    $1,597,500           9             $75
Shares issued in
connection with the
merger of AGSPC2
Strategic Bond..........                                    -             -     328,991       2,705,249
Reinvestment of
distributions...........                              110,714       916,823       8,751          69,194
Redeemed................                           (1,138,865)   (9,482,491)     (8,294)        (67,939)
                                                   ----------  -----------   ----------  ------------
 Net
 increase/(decrease)....                             (834,010)  ($6,968,168)    329,457     ($2,706,579)
                                                   ----------  -----------   ----------  ------------

                                Class A                   Class B                    Class C
                         -----------------------   -----------------------   ------------------------
U.S. Government
Securities
Sold....................    260,706    $2,454,069     251,432    $2,371,338   2,953,663     $27,736,875
Reinvestment of
distributions...........    132,162     1,124,755      41,149       348,322      44,282         374,449
Redeemed................   (994,682)   (9,334,232)   (675,339)   (6,148,543) (3,404,934)    (31,970,103)
                         ---------   -----------   ----------  -----------   ----------  ------------
 Net
 increase/(decrease)....   (601,814)  ($5,755,408)   (382,758)  ($3,428,883)   (406,989)    ($3,858,779)
                         ---------   -----------   ----------  -----------   ----------  ------------

NORTH AMERICAN FUNDS
NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

Note 3 - continued

                           Shares     Capital      Shares        Capital       Shares        Capital
                         ----------  ----------  -----------   -----------   -----------   -----------
                                                         Class A                     Class B
                                                 -------------------------   -------------------------
Money Market
Sold....................                           35,256,844   $35,256,844    10,939,422   $10,939,422
Shares issued in
 connection with the
 merger of AGSPC2 Money
 Market.................                           16,037,970    16,037,970     4,757,994     4,757,994
Reinvestment of
 distributions..........                              732,440       732,440       268,711       268,711
Redeemed................                          (32,448,147)  (32,448,147)  (12,420,665)  (12,420,665)
                                                 -----------   -----------   -----------   -----------
 Net
 increase/(decrease)....                           19,579,107   $19,579,107     3,545,462    $3,545,462
                                                 -----------   -----------   -----------   -----------

                                                         Class C                     Class I
                                                 -------------------------   -------------------------
Money Market
Sold....................                           30,703,970   $30,703,970     2,867,349    $2,867,349
Shares issued in
 connection with the
 merger of AGSPC2 Money
 Market.................                                    -             -     5,610,626     5,610,626
Reinvestment of
 distributions..........                              371,257       371,257       108,376       108,376
Redeemed................                          (32,524,278)  (32,524,278)   (2,475,554)   (2,461,485)
                                                 -----------   -----------   -----------   -----------
 Net
 increase/(decrease)....                           (1,449,051)  $(1,449,051)    6,110,797    $6,124,866
                                                 -----------   -----------   -----------   -----------

                                Class A                  Class B                     Class C
                         ----------------------  -------------------------   -------------------------
Municipal Money Market
Sold....................  2,115,643  $2,115,642       416,013      $416,013       112,080      $112,080
Reinvestment of
 distributions..........     86,176      86,176        43,881        43,882           235           235
Redeemed................ (1,401,118) (1,401,118)     (524,290)     (524,290)       (4,000)       (4,000)
                         ----------  ----------  -----------   -----------   -----------   -----------
 Net
 increase/(decrease)....    800,701    $800,700       (64,396)     $(64,395)      108,314      $108,314
                         ----------  ----------  -----------   -----------   -----------   -----------

                                                         Class A                     Class B
                                                 -------------------------   -------------------------
Aggressive Growth
LifeStyle
Sold....................                              154,794    $2,051,325       657,584    $8,804,810
Reinvestment of
 distributions..........                               19,409       250,862        58,467       692,034
Redeemed................                              (16,440)     (218,429)      (72,094)     (957,709)
                                                 -----------   -----------   -----------   -----------
 Net
 increase/(decrease)....                              157,763    $2,083,758       643,957    $8,539,135
                                                 -----------   -----------   -----------   -----------
                                Class C                  Class I                    Class II
                         ----------------------  -------------------------   -------------------------
Aggressive Growth
LifeStyle
Sold....................     14,397    $188,274       629,278    $8,586,698             8          $100
Reinvestment of
 distributions..........          -           -        21,903       282,055         5,380        71,165
Redeemed................          -           -      (387,895)   (5,353,647)     (131,036)   (1,765,000)
                         ----------  ----------  -----------   -----------   -----------   -----------
 Net
 increase/(decrease)....     14,397    $188,274       263,286    $3,515,106      (125,648)  $(1,693,735)
                         ----------  ----------  -----------   -----------   -----------   -----------

                                                         Class A                     Class B
                                                 -------------------------   -------------------------
Moderate Growth
LifeStyle
Sold....................                              118,463    $1,454,170       538,571    $6,583,591
Reinvestment of
 distributions..........                               15,307       185,162        46,680       565,594
Redeemed................                              (20,669)     (251,696)      (91,454)   (1,118,453)
                                                 -----------   -----------   -----------   -----------
 Net
 increase/(decrease)....                              113,101    $1,387,636       493,797    $6,030,732
                                                 -----------   -----------   -----------   -----------

                                Class C                  Class I                    Class II
                         ----------------------  -------------------------   -------------------------
Moderate Growth
LifeStyle
Sold....................     15,078    $188,489       740,368    $9,290,421             8          $100
Reinvestment of
 distributions..........         16         187        18,336       221,379         4,909        59,739
Redeemed................          -           -      (442,764)   (5,612,543)     (131,311)   (1,628,183)
                         ----------  ----------  -----------   -----------   -----------   -----------
 Net
 increase/(decrease)....     15,094    $188,676       315,940    $3,899,257      (126,394)  $(1,568,344)
                         ----------  ----------  -----------   -----------   -----------   -----------

                                                         Class A                     Class B
                                                 -------------------------   -------------------------
Conservative Growth
LifeStyle
Sold....................                              132,543    $1,548,028       363,073    $4,240,024
Reinvestment of
 distributions..........                               12,294       141,683        40,395       466,977
Redeemed................                              (11,888)     (138,955)      (44,929)     (528,305)
                                                 -----------   -----------   -----------   -----------
 Net
 increase/(decrease)....                              132,949    $1,550,756       358,539    $4,178,696
                                                 -----------   -----------   -----------   -----------

NORTH AMERICAN FUNDS
NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------

Note 3 - continued

                           Shares    Capital     Shares     Capital      Shares      Capital
                         ---------  ---------  ---------   ----------  ---------   -----------
Conservative Growth             Class C               Class I                 Class II
LifeStyle                --------------------- ----------------------  -----------------------
Sold....................     12,844   $152,493    662,195  $7,849,117           9          $100
Reinvestment of
distributions...........          -          -     14,757     170,114       4,837        55,734
Redeemed................          -          -   (426,915) (5,103,384)   (132,197)   (1,547,920)
                         ---------  ---------  ---------   ----------  ---------   -----------
 Net
 increase/(decrease)....     12,844   $152,493    250,037  $2,915,847    (127,351)  ($1,492,086)
                         ---------  ---------  ---------   ----------  ---------   -----------

4. PURCHASES AND SALES OF SECURITIES. The following table summarizes the securities transactions (excluding short-term investments) for all portfolios, excluding Money Market and Municipal Money Market, for the year ended October 31, 2001:

                                   Purchases                        Sales
                         ------------------------------ ------------------------------
 Portfolio               U. S. Government Other Issues  U. S. Government Other Issues
------------             ---------------- ------------- ---------------- -------------
Growth & Income.........                    $91,893,641                   $120,724,628
Large Cap Growth........                    102,302,564                    104,410,087
Mid Cap Growth..........                     33,942,110                     34,583,370
Mid Cap Value...........                     68,490,805                     58,792,871
Science & Technology....                     28,217,293                     20,455,728
Small Cap Growth........                     33,437,004                     27,855,299
Stock Index.............                      8,646,980                        859,933
Global Equity...........                     30,436,320                     40,452,928
International Equity....                     14,409,839                     14,909,808
International Small
Cap.....................                    107,870,870                    116,906,054
Balanced................    $4,390,041       29,056,650    $4,847,038       34,848,804
Core Bond...............   680,859,150    1,190,112,374   600,725,561    1,266,070,977
High Yield Bond.........                     68,165,183                     52,182,466
Municipal Bond..........                     81,318,949                     82,466,016
Strategic Income........     1,019,476       18,854,128     3,475,410       17,602,664
U.S. Government
Securities..............   211,595,275        4,573,948   206,946,065        2,676,332
Aggressive Growth
LifeStyle...............                     26,043,745                     19,572,102
Moderate Growth
LifeStyle...............                     30,903,055                     19,690,344
Conservative Growth
LifeStyle...............                     20,182,601                     16,329,252

At October 31, 2001, tax basis net unrealized appreciation was equal to the aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value as follows:

                                      Tax Basis Net
                                        Unrealized    Tax Basis    Tax Basis
                          Tax Basis    Appreciation   Unrealized   Unrealized
 Portfolio                   Cost     (Depreciation) Appreciation Depreciation
------------             ------------ -------------- ------------ ------------
Growth & Income......... $227,019,786  $ 3,527,460   $33,951,796  ($30,424,336)
Large Cap Growth........   52,757,066   (6,929,664)    1,018,110    (7,947,774)
Mid Cap Growth..........   50,542,675  (17,607,613)    2,478,769   (20,086,382)
Mid Cap Value...........   31,046,280   (1,382,789)      851,203    (2,233,992)
Science & Technology....   20,286,883   (6,629,799)      255,848    (6,885,647)
Small Cap Growth........   35,156,570   (4,948,635)    2,380,160    (7,328,795)
Stock Index.............   37,830,963   (6,935,108)    1,471,442    (8,406,550)
Global Equity...........   18,131,890   (2,114,799)      524,191    (2,638,990)
International Equity....   48,423,714  (11,692,071)      847,776   (12,539,847)
International Small
Cap.....................   10,086,199     (108,848)      375,173      (484,021)
Balanced................   48,372,728   (4,277,729)    1,792,853    (6,070,582)
Core Bond...............  442,098,869   11,349,535    15,510,316    (4,160,781)

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NOTES TO FINANCIAL STATEMENTS

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Note 4 - continued

                                      Tax Basis Net
                                        Unrealized    Tax Basis    Tax Basis
                           Tax Basis   Appreciation   Unrealized   Unrealized
 Portfolio                   Cost     (Depreciation) Appreciation Depreciation
------------              ----------- -------------- ------------ ------------
High Yield Bond.......... $73,944,393  ($4,829,974)   $2,534,494  ($7,364,468)
Municipal Bond...........  15,628,015      700,921       700,921            -
Strategic Income.........  34,660,699   (1,187,733)    1,708,539   (2,896,272)
U.S. Government
Securities...............  65,534,610    1,510,824     1,518,104       (7,280)
Aggressive Growth
LifeStyle................  30,828,210   (8,913,229)       60,573   (8,973,802)
Moderate Growth
LifeStyle................  32,427,911   (5,708,119)      283,285   (5,991,404)
Conservative Growth
LifeStyle................  22,242,300   (2,816,120)      424,787   (3,240,907)

5. INVESTMENT ADVISORY AGREEMENT. The Trust maintains an Investment Advisory Agreement with AGAM, pursuant to approval by the Trust's Board of Trustees and shareholders. AGAM is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment and reinvestment of the assets of each portfolio, subject to the supervision of the Trustees of the Trust. As compensation for its services, AGAM receives a fee from the Trust computed separately for each portfolio at an annual percentage of average net assets as follows:

                                          Between      Between
                                        $50 million  $200 million
                              First         and          and      Excess over
 Portfolio                 $50 million  $200 million $500 million $500 million
------------               ------------ ------------ ------------ ------------
Growth & Income...........        .725%     .675%       .625%        .550%
Large Cap Growth..........        .900%     .850%       .825%        .800%
Mid Cap Growth............        .925%     .900%       .875%        .850%
Mid Cap Value............. See below/1/
Science & Technology......        .900%     .900%       .900%        .900%
Small Cap Growth..........        .950%     .950%       .950%        .950%
Stock Index...............        .270%     .270%       .270%        .260%
Global Equity.............        .900%     .900%       .700%        .700%
International Equity......        .900%     .850%       .800%        .750%
International Small Cap...       1.050%    1.000%       .900%        .800%
Balanced..................        .775%     .725%       .675%        .625%
Core Bond.................        .600%     .600%       .525%        .475%
High Yield Bond...........        .825%     .825%       .725%        .675%
Municipal Bond............        .600%     .600%       .600%        .600%
Strategic Income..........        .750%     .700%       .650%        .600%
U.S. Government
Securities................        .600%     .600%       .525%        .475%
Money Market..............        .200%     .200%       .200%        .145%
Municipal Money Market....        .350%     .350%       .350%        .350%
Aggressive Growth
LifeStyle.................        .100%     .100%       .100%        .100%
Moderate Growth
LifeStyle.................        .100%     .100%       .100%        .100%
Conservative Growth
LifeStyle.................        .100%     .100%       .100%        .100%

/1/The Management fee schedule for the Mid Cap Value Fund is as follows:
   0.900% on the first $100 million, 0.875% between $100 million and $250 million, 0.850% between $250 million and $500 million, 0.825% between $500 million and $750 million, and 0.800% on the excess over $750 million of the average net assets of the Fund.

For the year ended October 31, 2001, AGAM paid aggregate subadvisory fees of $3,946,027. In addition, AGAM retained net investment advisory fees of $4,445,178 after payment of subadvisory fees, which were allocated among the portfolios as follows:

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NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------

Note 5 - continued

                             Fee     % of Net Assets    Fee     % of Net Assets
                           Paid to       Paid to      Retained     Retained
 Portfolio               Sub-adviser   Sub-adviser    by AGAM       by AGAM
------------             ----------- --------------- ---------- ---------------
Growth & Income.........  $750,377        0.27%      $1,111,782      0.40%
Large Cap Growth........   301,542        0.49%         246,016      0.40%
Mid Cap Growth..........   266,104        0.52%         203,743      0.40%
Mid Cap Value...........   140,996        0.50%         112,797      0.40%
Science & Technology....   102,032        0.58%          52,823      0.30%
Small Cap Growth........   182,214        0.55%         132,519      0.40%
Stock Index.............     6,600*       0.02%          82,253      0.25%
Global Equity...........   122,278        0.50%          97,822      0.40%
International Equity....   219,273        0.50%         175,395      0.40%
International Small
Cap.....................   120,562        0.65%          74,184      0.40%
Balanced................   205,400        0.37%         222,508      0.40%
Core Bond...............   816,196*       0.23%       1,213,861      0.34%
High Yield Bond.........   308,448*       0.45%         256,975      0.37%
Municipal Bond..........    46,470*       0.25%          65,059      0.35%
Strategic Income........   123,631*       0.35%         141,280      0.40%
U.S. Government
Securities..............   111,066*       0.22%         185,102      0.37%
Money Market............    38,365*       0.08%          64,032      0.12%
Municipal Money
Market..................    17,524*       0.25%           7,027      0.10%
Aggressive Growth
LifeStyle...............    22,571*       0.10%               -         -
Moderate Growth
LifeStyle...............    25,037*       0.10%               -         -
Conservative Growth
LifeStyle...............    19,341*       0.10%               -         -

* Fund is sub-advised by American General Investment Management, Inc., a wholly-owned indirect subsidiary of American General Corporation.

Expense Reimbursement and Distribution Plan. Pursuant to the Investment Advisory Agreement, AGAM will reduce the advisory fee, or, if necessary, reimburse each portfolio of the Trust for expenses (excluding taxes, portfolio brokerage commissions, interest, certain litigation and indemnification expenses and extraordinary expenses) incurred through February 28, 2002, in excess of the following annual percentages of average net assets as highlighted in the table below (expense limitation). AGAM may later recapture expenses it deferred or reimbursed during the three prior fiscal years in the event the fund's actual expenses are less than the expense limitation.

                                        Class A Class B Class C Class I Class II
                                        ------- ------- ------- ------- --------
Growth & Income........................  1.46%   2.11%   2.11%   1.36%
Large Cap Growth.......................  1.37%   2.02%   2.02%   1.27%
Mid Cap Growth.........................  1.53%   2.18%   2.18%   1.43%
Mid Cap Value..........................  1.78%   2.43%   2.43%   1.68%
Science & Technology...................  1.50%   2.15%   2.15%   1.40%
Small Cap Growth.......................  1.60%   2.25%   2.25%   1.50%
Stock Index............................  0.75%   1.40%   1.40%   0.65%
Global Equity..........................  2.17%   2.82%   2.82%   2.07%
International Equity...................  1.70%   2.35%   2.35%   1.60%
International Small Cap................  1.95%   2.60%   2.60%   1.85%
Balanced...............................  1.71%   2.36%   2.36%   1.61%
Core Bond..............................  1.33%   1.98%   1.98%   1.23%   0.98%
High Yield Bond........................  1.57%   2.22%   2.22%   1.47%   1.15%
Municipal Bond.........................  1.05%   1.90%   1.90%
Strategic Income.......................  1.57%   2.22%   2.22%   1.47%

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NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------

Note 5 - continued

                                       Class A Class B Class C Class I Class II
                                       ------- ------- ------- ------- --------
U.S. Government Securities............  1.30%   1.95%   1.95%   1.20%
Money Market..........................  0.80%   0.80%   0.80%   0.80%
Municipal Money Market................  0.80%   0.80%   0.80%
Aggressive Growth LifeStyle...........  0.20%   0.85%   0.85%   0.10%
Moderate Growth LifeStyle.............  0.20%   0.85%   0.85%   0.10%
Conservative Growth LifeStyle.........  0.20%   0.85%   0.85%   0.10%

Prior to March 1, 2001, the funds' expense limitation percentages were as follows:

                                       Class A Class B Class C Class I Class II
                                       ------- ------- ------- ------- --------
Growth & Income.......................  1.46%   2.11%   2.11%   1.23%
Large Cap Growth .....................  1.17%   1.82%   1.82%   1.07%
Mid Cap Growth........................  1.48%   2.13%   2.13%   1.38%
Mid Cap Value.........................  1.78%   2.43%   2.43%   1.68%
Science & Technology..................  1.10%   1.75%   1.75%   1.00%
Small Cap Growth......................  1.22%   1.87%   1.87%   1.12%
Stock Index...........................  0.70%   1.35%   1.35%   0.60%
Global Equity.........................  1.87%   2.52%   2.52%   1.65%
International Equity..................  1.50%   2.15%   2.15%   1.40%
International Small Cap...............  1.85%   2.50%   2.50%   1.75%
Balanced..............................  1.51%   2.16%   2.16%   1.41%
Core Bond.............................  1.30%   1.95%   1.95%   1.20%   0.95%
High Yield Bond.......................  1.55%   2.20%   2.20%   1.45%   1.13%
Municipal Bond........................  1.00%   1.85%   1.85%
Strategic Income......................  1.55%   2.20%   2.20%   1.45%
U.S. Government Securities............  1.25%   1.90%   1.90%   1.15%
Money Market..........................  0.70%   0.70%   0.70%   0.70%
Municipal Money Market................  0.75%   0.75%   0.75%
Aggressive Growth LifeStyle...........  0.20%   0.85%   0.85%   0.10%
Moderate Growth LifeStyle.............  0.20%   0.85%   0.85%   0.10%
Conservative Growth LifeStyle.........  0.20%   0.85%   0.85%   0.10%

The Trust has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act to use its assets to finance certain activities relating to the distribution of its shares to investors. The Plan is a "compensation" plan providing for the payment by each portfolio, other than Money Market and Municipal Money Market, of a monthly distribution fee to AGFD as principal underwriter for the Trust as follows:

            0.35% of average daily net assets, except for Municipal Bond, which charges 0.15% of average daily
   Class A  net assets
   Class B  1.00% of average daily net assets
   Class C  1.00% of average daily net assets

The amounts payable by Aggressive Growth LifeStyle, Moderate Growth LifeStyle and Conservative Growth LifeStyle ("LifeStyle Funds") under the Plan will be reduced by any amounts payable with respect to the Institutional Class I Shares of each Portfolio in which a LifeStyle Fund invests, pursuant to the Administrative and Shareholder Services Agreement dated July 7, 2000, between the LifeStyle Funds and AGAM. Under the Administrative and Shareholder Services Agreement, Class I Shares are subject to a 0.25% Service Fee.

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NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------

Note 5 - continued

In accordance with the Investment Advisory agreement, AGAM, in addition to providing advisory services, provides accounting and administrative services for which AGAM charged $1,158,712 to the Trust, before reimbursement based on expense limitations, for the year ended October 31, 2001. AGFD received $163,408 in front-end sales charges and $830,931 in contingent deferred sales charges during the period.

At October 31, 2001, the American General Retirement Plan, a Defined Benefit Pension Plan sponsored by American General Corporation, owned directly or indirectly 89% of the outstanding shares of Core Bond and 87% of the outstanding shares of High Yield Bond.

At October 31, 2001, the Variable Annuity and Life Insurance Company, an indirect wholly-owned subsidiary of American General Corporation, owned over 5% of the outstanding shares of Mid Cap Growth, Mid Cap Value, Small Cap Growth, Stock Index, International Equity, Balanced, Municipal Bond, Strategic Income, Municipal Money Market, Aggressive Growth LifeStyle, Moderate Growth LifeStyle and Conservative Growth LifeStyle. In addition, at October 31, 2001, one shareholder owned over 5% of the outstanding shares of Growth & Income, Large Cap Growth, Small Cap Growth and Moderate Growth LifeStyle. Aggressive Growth LifeStyle owned over 5% of the outstanding shares of Large Cap Growth, Mid Cap Value, Small Cap Growth and International Equity; Moderate Growth LifeStyle owned over 5% of the outstanding shares of Large Cap Growth, Mid Cap Value, Small Cap Growth and International Equity. Conservative Growth LifeStyle owned over 5% of the outstanding shares of International Equity.

6. TRUSTEE'S FEES. The Trust pays each Trustee who is not an employee or a director of the Adviser or its affiliates a fee of $900 plus travel expenses for each Board of Trustees meeting attended and an annual retainer of $3,600. The Trust provides a retirement plan for its independent directors who are not officers, directors, or employees of AGAM, or an affiliate of AGAM. The Trust is responsible for the payment of the retirement benefits, as well as all expenses of administration of the plan. Benefits vested under the plan are payable for a ten-year period upon retirement and are based on each director's years of service. No benefits are currently payable to the Trustees.

7. LINE OF CREDIT. The Trust has entered into an agreement with Fleet Bank that provides a $20,000,000 Line of Credit to the Trust which may be used for temporary or emergency purposes. The Trust pays a commitment fee annually, and interest is charged on any borrowed amounts at the currently effective Federal Funds Rate plus .55%. The Line of Credit was not used during the year ended October 31, 2001.

8. FUTURES CONTRACTS. Futures contracts outstanding at October 31, 2001, were as follows:

                                                                 Net Unrealized
                              Aggregate   Expiration   Total      Appreciation
                              Face Value     Date      Value     (Depreciation)
                              ----------  ---------- ----------  --------------
Stock Index
 S&P Mini 500 Index (Long)... $2,270,712   12/01/01  $2,280,504       $9,792
International Equity
 DJ Euro Stoxx 50 Index
 (Long)......................   $353,313   12/01/01    $344,408      ($8,905)
 FTSE 200 Index (Long).......    377,317   12/01/01     365,717      (11,600)
 Hang Seng Stock Index
 (Short).....................   (199,638)  11/01/01    (192,942)       6,696
 Dax Index (Short)...........   (474,460)  12/01/01    (514,766)     (40,306)
 Topix Index (Short).........   (647,272)  12/01/01    (689,705)     (42,433)
                              ----------             ----------     --------
                               ($590,740)             ($687,288)    ($96,548)
                              ----------             ----------     --------

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NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------

Note 5 - continued

9. CUSTODY ACCOUNT BALANCES. The Trust's custodian bank has agreed to reduce its fees when the portfolios maintain cash in their custody accounts, which are non-interest-bearing. For the year ended October 31, 2001, custodian fee offset arrangements reduced expenses of the Trust by $17,845.

10. ACQUISITIONS. On July 10, 2000, certain portfolios, as listed below, (each an "Acquiring Fund" acquired the assets and certain liabilities of other funds, also listed below, (each an "Acquiring Fund") in tax-free exchanges approved by the shareholders. The number and value of shares issued by the Acquiring Fund are presented in the schedule of Capital Stock Activity (Note
3). Net asset and unrealized appreciation (depreciation) as of the reorganization date were as follows:

Acquisition of AGSPC2 Money Market Fund by the North American Money Market
Fund:

Net Assets of North American Money Market prior to merger........   $19,870,100
Net Assets of AGSPC2 Money Market prior to merger................   $26,406,587
Aggregate net assets of North American Money Market immediately
following the acquisition........................................   $46,276,687

Acquisition of AGSPC2 Core Bond Fund and the AGSPC2 Domestic Bond Fund by the
North American Core Bond Fund:

Net Assets of North American Core Bond prior to merger...........    $9,221,390
Net Assets of AGSPC2 Core Bond prior to merger...................  $319,450,486
Net Assets of AGSPC2 Domestic Bond prior to merger...............   $20,971,752
Aggregate net assets of North American Core Bond immediately following the acquisitions.......................................  $349,643,628
Unrealized depreciation in AGSPC2 Core Bond......................    $7,569,361
Unrealized depreciation in AGSPC2 Domestic Bond..................      $213,402

Acquisition of the North American Equity-Income Fund, the North American Tax-
Sensitive Equity Fund, and the AGSPC2 Large Cap Value Fund by the North
American Growth & Income Fund:

Net Assets of North American Growth & Income prior to merger.....  $285,707,092
Net Assets of North American Equity-Income prior to merger.......   $64,486,260
Net Assets of North American Tax-Sensitive Equity prior to
merger...........................................................    $4,816,365
Net Assets of AGSPC2 Large Cap Value prior to merger.............   $14,797,818
Aggregate net assets of North American Growth & Income
immediately following the acquisitions...........................  $369,807,535
Unrealized appreciation in North American Equity-Income..........    $3,612,632
Unrealized appreciation in North American Tax-Sensitive Equity...    $1,361,977
Unrealized appreciation in AGSPC2 Large Cap Value................      $548,794

Acquisition of AGSPC2 Balanced Fund by the North American Balanced Fund:

Net Assets of North American Balanced prior to merger............   $53,829,259
Net Assets of AGSPC2 Balanced prior to merger....................   $14,526,857
Aggregate net assets of North American Balanced immediately
following the acquisition........................................   $68,356,116
Unrealized appreciation in AGSPC2 Balanced.......................    $1,064,064

Acquisition of AGSPC2 Municipal Bond Fund by the North American Municipal Bond
Fund:

Net Assets of North American Municipal Bond prior to merger......   $10,011,129
Net Assets of AGSPC2 Municipal Bond prior to merger..............    $7,246,516
Aggregate net assets of North American Municipal Bond immediately
following the acquisition........................................   $17,257,645
Unrealized depreciation in AGSPC2 Municipal Bond.................      $294,879

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NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------


Note 10 - continued

Acquisition of AGSPC2 International Growth Fund and the AGSPC2 International Value Fund by the North American International Equity Fund:

Net Assets of North American International Equity prior to
merger............................................................ $24,631,389
Net Assets of AGSPC2 International Growth prior to merger......... $13,359,036
Net Assets of AGSPC2 International Value prior to merger.......... $15,862,600
Aggregate net assets of North American International Equity
immediately following the acquisition............................. $53,853,025
Unrealized appreciation in AGSPC2 International Growth............  $2,221,695
Unrealized appreciation in AGSPC2 International Value.............  $3,791,004

Acquisition of AGSPC2 Strategic Bond Fund by the North American Strategic
Income Fund:

Net Assets of North American Strategic Income prior to merger..... $37,517,037
Net Assets of AGSPC2 Strategic Bond prior to merger...............  $6,626,303
Aggregate net assets of North American Strategic Income
immediately following the acquisition............................. $44,143,340
Unrealized depreciation in AGSPC2 Strategic Bond..................    $134,632

Acquisition of AGSPC2 Mid Cap Growth Fund by the North American Mid Cap Growth
Fund:

Net Assets of North American Mid Cap Growth prior to merger....... $56,193,139
Net Assets of AGSPC2 Mid Cap Growth prior to merger............... $19,442,387
Aggregate net assets of North American Mid Cap Growth immediately following the acquisition......................................... $75,635,526
Unrealized appreciation in AGSPC2 Mid Cap Growth..................  $2,332,158

Acquisition of AGSPC2 Large Cap Growth Fund by the North American Large Cap
Growth Fund:

Net Assets of North American Large Cap Growth prior to merger..... $55,136,766
Net Assets of AGSPC2 Large Cap Growth prior to merger............. $31,612,521
Aggregate net assets of North American Large Cap Growth
immediately following the acquisition............................. $86,749,287
Unrealized appreciation in AGSPC2 Large Cap Growth................  $4,904,896

Acquisition of AGSPC2 Small Cap Growth Fund by the North American Small Cap
Growth Fund:

Net Assets of North American Small Cap Growth prior to merger.....  $6,647,129
Net Assets of AGSPC2 Small Cap Growth prior to merger............. $28,945,756
Aggregate net assets of North American Small Cap Growth
immediately following the acquisition............................. $35,592,885
Unrealized appreciation in AGSPC2 Small Cap Growth................  $5,088,462

On July 10, 2000, certain newly established portfolios, as listed below (each an "Acquiring Fund"), acquired the assets and liabilities of certain funds or portfolios, also listed below (each an "Acquired Portfolio") pursuant to a plan of reorganization approved by its shareholders. The reorganization was accomplished by a tax-free exchange for shares of the Acquiring Fund in an amount equal to the outstanding interests of the Acquired Portfolio.

                                  Acquired Portfolio
   Acquiring Fund                 ------------------
   Mid Cap Value                  AGSPC2 Mid Cap Value
   Science & Technology           AGSPC2 Science & Technology
   Stock Index                    AGSPC2 Stock Index
   High Yield Bond                AGSPC2 High Yield Bond
   Municipal Money Market         AGSPC2 Municipal Money Market
   Aggressive Growth LifeStyle    AGSPC2 Aggressive Growth Lifestyle
   Moderate Growth LifeStyle      AGSPC2 Moderate Growth Lifestyle
   Conservative Growth LifeStyle  AGSPC2 Conservative Growth Lifestyle

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NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------


11. SUBSEQUENT EVENT. On November 16, 2001, all of the portfolios of the North American Funds were reorganized into various SunAmerica Mutual Funds in tax-free exchanges approved by the shareholders. The funds listed below became part of the existing SunAmerica portfolios as shown:

Growth & Income Fund             (right arrow) SunAmerica Growth and Income Fund
Large Cap Growth Fund            (right arrow) SunAmerica Blue Chip Growth Fund
Mid Cap Growth Fund              (right arrow) SunAmerica Growth Opportunities Fund
Mid Cap Value Fund               (right arrow) SunAmerica Multi-Cap Value Fund
Global Equity Fund               (right arrow) SunAmerica International Equity Fund
International Equity Fund        (right arrow) SunAmerica International Equity Fund
International Small Cap Fund     (right arrow) SunAmerica International Equity Fund
Balanced Fund                    (right arrow) SunAmerica Balanced Assets Fund
High Yield Bond Fund             (right arrow) SunAmerica High Yield Bond Fund
Municipal Bond Fund              (right arrow) SunAmerica Balanced Assets Fund
Strategic Income Fund            (right arrow) SunAmerica Strategic Income Fund
U.S. Government Securities Fund  (right arrow) SunAmerica U.S. Government Securities Fund
Money Market Fund                (right arrow) SunAmerica Money Market Fund

On November 16, 2001, certain newly established portfolios, as listed below
(each an "Acquiring Fund"), acquired the assets and liabilities of certain portfolios, also listed below (each an "Acquired Portfolio") pursuant to a plan of reorganization approved by its shareholders. The reorganization was accomplished by a tax-free exchange for shares of the Acquiring Fund in an amount equal to the outstanding interests of the Acquired Portfolio.

Acquired
Porffolio                                      Acquiring Fund
---------                                      --------------
Science &
Technology Fund                  (right arrow) SunAmerica Science & Technology Fund
Small Cap Growth
Fund                             (right arrow) SunAmerica Small Cap Growth Fund
Stock Index Fund                 (right arrow) SunAmerica Stock Index Fund
Core Bond Fund                   (right arrow) SunAmerica Core Bond Fund
Municipal Money
Market Fund                      (right arrow) SunAmerica Municipal Money Market Fund
Aggressive
Growth LifeStyle
Fund                             (right arrow) SunAmerica Aggressive Growth LifeStage Fund
Moderate Growth
LifeStyle Fund                   (right arrow) SunAmerica Moderate Growth LifeStage Fund
Conservative
Growth LifeStyle
Fund                             (right arrow) SunAmerica Conservative Growth LifeStage Fund

NORTH AMERICAN FUNDS
OTHER INFORMATION (UNAUDITED)

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Capital Gain Distributions (Unaudited)

Pursuant to Section 852 of the Internal Revenue Code, the distributions set forth below have been designated as capital gains distributions for the fiscal year ended October 31, 2001:

                                   Capital Gain
   Portfolio                       Distribution
   ------------------------------- ------------
    Growth & Income...............  $5,857,686
    Mid Cap Value.................     530,603

Tax-Exempt Dividends (Unaudited)

For the fiscal year ended October 31, 2001, the following funds paid tax-exempt dividends in the amounts shown:

    Municipal Bond.................... $651,796
    Municipal Money Market............ $167,152

NORTH AMERICAN FUNDS
           286 Congress Street, Boston, MA 02210
           www.northamericanfunds.com


151 NAF 1001:90310